AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2014
                                                      REGISTRATION NO. 333-40309
                                                               AND NO. 811-08483

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 [_]

                        PRE-EFFECTIVE AMENDMENT NO. [_]

                      POST-EFFECTIVE AMENDMENT NO. 23 [X]

                                      AND

                        REGISTRATION STATEMENT UNDER [_]

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 24 [X]

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                           (Exact Name of Registrant)

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            10350 Ormsby Park Place

                              Louisville, KY 40223
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                             CRAIG A. HAWLEY, ESQ.
                         GENERAL COUNSEL AND SECRETARY
                   Jefferson National Life Insurance Company
                            10350 Ormsby Park Place
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

       [_] immediately upon filing pursuant to paragraph (b) of Rule 485

            [X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

       [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          [_] on      , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

    [_] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

    Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

[LOGO] Jefferson National

                                                                       ADVANTAGE



                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT F








                                                          MAY 1, 2014 PROSPECTUS

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                                   Advantage
                     Individual Fixed and Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F AND
                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage individual fixed and variable annuity Contract (Contract) offered by Jefferson National Life Insurance Company (Company, Jefferson National, We, Us, Our). The Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both. The Contract is no longer being offered for sale.

      Effective immediately, the Company will no longer accept rollovers, transfers, or 1035 exchanges into existing contracts.

      The Contract has a variety of Investment Options, which include a Fixed Account, an Interest Adjustment Account and several Sub-accounts that invest in the Investment Portfolios listed in Appendix A. You can put your money in the Fixed Account, the Interest Adjustment Account and/or the Sub- accounts. The Interest Adjustment Account is referred to as the market value adjustment account in your Contract.

      Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account and the Interest Adjustment Account offer interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account and Interest Adjustment Account options.

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2014. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 10350 Ormsby Park Place, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

      Summary prospectuses or prospectuses of the Investment Portfolios should be carefully read in conjunction with this Prospectus before investing. You may obtain summary prospectuses or prospectuses of the Investment Portfolios on our Website or by contacting the Company at (866) 667-0561.

      You should only rely on information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.



The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Table of Contents                                                           Page

Definitions of Special Terms.................................................4
Highlights...................................................................6
Fee Table....................................................................7
Examples of Fees and Expenses................................................9
Condensed Financial Information..............................................10
The Company..................................................................11
The Advantage Annuity Contract...............................................11
   Free Look.................................................................11
   Ownership.................................................................11
   Beneficiary...............................................................11
   Assignment................................................................11
   Requesting Transactions or Obtaining Information About Your Contract......12
Purchase.....................................................................12
   Purchase Payments.........................................................12
   Allocation of Purchase Payments...........................................12
Investment Options...........................................................13
   Investment Portfolios.....................................................13
   Administrative, Marketing and Support Services Fees.......................13
   Selection of Investment Portfolios........................................13
   The Fixed Account.........................................................14
   The Interest Adjustment Account...........................................14
   The General Account.......................................................14
   Voting Rights.............................................................14
   Substitution..............................................................14
Transfers....................................................................14
   Excessive Trading Limits..................................................15
   Dollar Cost Averaging Program.............................................16
   Rebalancing Program.......................................................16
   Advisory Fee Withdrawals..................................................16
   Interest Sweep Program....................................................17
Expenses.....................................................................17
   Insurance Charges.........................................................17
   Contract Maintenance Charge...............................................17
   Contingent Deferred Sales Charge..........................................17
   Free Withdrawals..........................................................18
   Waiver of Contingent Deferred Sales Charge................................18
   Reduction or Elimination of the Contingent Deferred Sales Charge..........18
   Investment Portfolio Operating Expenses...................................18
   Transfer Fee..............................................................18
   Earnings Protection Benefit Rider.........................................19
   Guaranteed Minimum Withdrawal Benefit.....................................19
   Premium Taxes.............................................................19
   Income Taxes..............................................................19
Contract Value...............................................................19
   Accumulation Units........................................................19
Access to Your Money.........................................................20
   Systematic Withdrawal Program.............................................20

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   Optional Guaranteed Minimum Withdrawal Benefit............................20
   Suspension of Payments or Transfers.......................................21
Death Benefit................................................................21
   Upon Your Death During the Accumulation Period............................21
   Death Benefit Amount During the Accumulation Period.......................21
   Optional Earnings Protection Benefit (EPB)................................21
   Payment of the Death Benefit During the Accumulation Period...............22
   Death of Contract Owner During the Annuity Period.........................22
   Death of Annuitant........................................................22
Annuity Payments (The Annuity Period)........................................22
   Annuity Payment Amount....................................................23
   Optional Guaranteed Minimum Income Benefit (GMIB).........................23
   Annuity Options...........................................................24
Taxes........................................................................24
   Annuity Contracts in General..............................................24
   Tax Status of the Contracts...............................................24
   Taxation of Non-Qualified Contracts.......................................25
   Taxation of Qualified Contracts...........................................26
   Required Minimum Distribution.............................................26
   Medicare Tax..............................................................26
   Seek Tax Advice...........................................................27
   Possible Tax Law Changes..................................................27
Other Information............................................................27
   Legal Proceedings.........................................................27
   The Separate Account......................................................27
   Distributor...............................................................28
   Financial Statements......................................................28
   Independent Registered Public Accounting Firm.............................28
Appendix A--More Information About the Investment Portfolios.................29
Appendix B--Condensed Financial Information..................................33
Appendix C--Deductions for Taxes - Qualified and Nonqualified Annuity
            Contracts........................................................53
Appendix D--Guaranteed Minimum Withdrawal Benefit Examples...................54
Appendix E--Earnings Protection Benefit Rider Examples.......................55
Privacy Policy...............................................................56
Table of Contents of the Statement of Additional Information.................57

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Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments. If the Contract is owned by a non-natural owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or in the case of a non-natural owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers".

      CODE: The Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage individual and group fixed and variable annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and Interest Adjustment Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but may be longer as required by applicable law.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Mortality and Expense Risk Charge and Administrative Charge. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units.

      INTEREST ADJUSTMENT ACCOUNT: The Interest Adjustment Account (referred to as the Market Value Adjustment Account in your Contract) is an Investment Option of the Separate Account available under the Contract which offers a fixed rate of interest guaranteed by the Company for specified guarantee periods. If funds are withdrawn or transferred to another Investment Option before the end of the guarantee period, the funds withdrawn or transferred are adjusted to reflect the current market value of the funds. The adjustment may be positive or negative.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide you asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the guarantee periods of the Interest Adjustment Account (if available) and the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. You may choose to set a target allocation to various Sub-Accounts, or the Fixed Account (if available). The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the guarantee periods of the Interest Adjustment Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

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      JOINT OWNER: The individual who co-owns the Contract with another person.
Joint Owners must be spouses (except in those states where this restriction is not allowed).

      MAXIMUM MATURITY DATE: The date at which the annuitant attains age100.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account F of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

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Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account F (Separate Account), the Fixed Account and the guarantee periods of the Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. The Fixed Account and the Interest Adjustment Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes. The Contract is no longer being offered for sale.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Death Benefit During the Accumulation Period."

      The Guaranteed Minimum Withdrawal Benefit is no longer available. Subject to certain limitations, this benefit allows you to make withdrawals from your Contract irrespective of your Contract Value. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Withdrawal Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      We also offer, for an additional charge, an Earnings Protection Benefit ("EPB") option. The EPB option is designed to help your Beneficiary defray federal and state taxes that may apply to the Death Benefit Amount paid from the Contract. The EPB option is not available for Qualified Contracts and may not be available in your state. This benefit is described in more detail under the heading "Earnings Protection Benefit." All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 7% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required by applicable law), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail the Contract. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For IRA and Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

  Jefferson National Life Insurance Company
  P.O. Box 36840
  Louisville, Kentucky 40233
  (866) 667-0561

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Fee Table

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a
percentage of Purchase Payments
withdrawn)(1).........................    7%
Transfer Fee(2).......................    You may make a transfer once every 30
                                          days without charge. If you transfer
                                          more often, We may charge a fee of
                                          $25 per transfer.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.


                                                                            Current Charge               Maximum Charge
Contract Maintenance Charge(3)....................................    $60 per Contract per year     $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of the average Contract Value allocated to the
Sub-accounts) Mortality and Expense Risk Charge...................              1.25%                         1.25%
Administrative Charge.............................................              0.25%                         0.25%
Total Separate Account Annual Expenses
(without optional riders).........................................              1.50%                         1.50%
Optional Guaranteed Minimum Withdrawal Benefit Rider
(as a percentage of average Contract Value allocated to the
Sub-accounts)
2 Year Waiting Period.............................................              0.50%                         0.75%
5 Year Waiting Period.............................................              0.35%                         0.50%
Optional Guaranteed Minimum Income Benefit Rider
(as a percentage of the average Contract Value allocated to the
Sub-accounts).....................................................              0.30%                         0.50%
Optional Earnings Protection Benefit Rider
Base Benefit
(as a percentage of Contract Value as of
each Contract Anniversary)........................................              0.25%                         0.25%
Optional Benefit
(as a percentage of Contract Value as of
the Contract Anniversary for each 1%
of optional coverage elected).....................................              0.01%                         0.02%
Maximum Total Separate Account Annual Expenses
(with optional riders assuming you selected the 2 Year Waiting
Period under the Guaranteed Minimum Withdrawal Benefit and only
the Base Benefit under the Earnings Protection Benefit)...........              2.45%                         3.00%

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      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.


                                                                               Minimum         Maximum
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets,
including management fees, distribution and/or service (12b-1)              Gross: 0.28%     Gross: 5.12%
fees, and other expenses)(4).........................................        Net: 0.28%       Net: 3.59%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Years from                                         Contingent Deferred
Receipt of Payment                                              Sales Charge
First Year...........................................                7%
Second Year..........................................                7%
Third Year...........................................                6%
Fourth Year..........................................                5%
Fifth Year...........................................                4%
Sixth Year...........................................                3%
Seventh Year.........................................                2%
Eighth Year and later................................                0%

Subject to any applicable limitations, each Contract year you can take money out of your Contract, without the Contingent Deferred Sales Charge, in an amount equal to the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor) , or (ii) the IRS minimum distribution requirement for your Contract if issued as an Individual Retirement Annuity or in conjunction with certain qualified plans, or (iii) the total of your Purchase Payments that have been in the Contract for more than 7 complete years.

(2) Transfers made for the Dollar Cost Averaging, Sweep or Rebalancing Programs do not count toward the one transfer per 30 day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance Charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2015. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

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Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1199.48          $2530.15          $3706.66         $6477.84

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $866.17          $1268.03          $1608.49         $2681.13

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1199.48          $2530.15         $3342.97          $6477.84

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $866.17          $1268.03         $1254.01          $2681.13

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $569.00          $1987.12         $3342.97          $6477.84

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $238.00          $732.87          $1254.01          $2681.13

(4) If you surrender your Contract at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1350.03          $2938.68         $4311.30          $7346.73

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1017.22          $1715.05         $2341.65          $4081.51

(5) If you annuitize at the end of the applicable time period and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00% (except under certain circumstances):

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1350.53          $2938.68         $3944.92          $7346.73

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................       $1017.22          $1715.05         $1983.95          $4081.51

(6) If you do not surrender your Contract and have purchased the Guaranteed Minimum Withdrawal Benefit (with 2 Year Waiting Period), Guaranteed Minimum Income Benefit and Earnings Protection Benefit (Base Benefit only) riders with a maximum charge of 3.00%:

Assuming Maximum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $719.00          $2393.08          $3944.92         $7346.73

Assuming Minimum Investment                                   1 year           3 years           5 years          10 years
Portfolio Operating Expenses..........................        $388.00          $1177.09          $1983.95         $4081.51

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Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.


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The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Annuity Contract

      This prospectus describes The Advantage individual fixed and variable annuity contract (Contract) offered by Jefferson National. An annuity is a contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period. The Contract is no longer being offered for sale.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among the Investment Portfolios through the Sub-accounts of the Separate Account and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      The Contract also offers an Interest Adjustment Account. Prior to May 1, 2000, the Interest Adjustment Account was known as the Market Value Adjustment Account. It is referred to as the Market Value Adjustment Account in your Contract. The Interest Adjustment Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and the Investment Portfolio Operating Expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return your Contract Value. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other

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action We take in accordance with the Contract before We receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

An assignment may be a taxable event.

Requesting Transactions or Obtaining
Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or through our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personal information before We will make the telephone transaction. A password will be required for Website transfers. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us, via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.

      We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Jefferson National Financial Corp." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. For the Interest Adjustment Account, a minimum of $2,000 is required. The maximum of total Purchase Payments is $2,000,000 without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment. The Contract is no longer being offered for sale.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. However, if you select the systematic payment option or electronic funds transfer (EFT), you can make additional payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. Currently, the minimum amount which can be allocated to the Interest Adjustment Account is $2,000. We reserve the right to change this amount in the future. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days.

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If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at:
(866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Selection of Investment Portfolios

      The Company selects the Investment Portfolios based on several criteria, including without limitation, asset class coverage, the strength of the investment adviser's (or sub-adviser's) reputation and tenure, brand recognition, performance, advisor or customer interest, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Investment Portfolio, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates as described above. The Company reviews each Investment Portfolio periodically after it is selected. Upon review, the Company may remove an Investment Portfolio or restrict

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allocation of additional Purchase Payments and or transfers of Contract Value to an Investment Portfolio if it determines the Investment Portfolio no longer meets one or more of the criteria and/or if the Investment Portfolio has not attracted significant Contract owner assets. The Company does not recommend or endorse any particular Investment Portfolio, and does not provide investment advice

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account option may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

The Interest Adjustment Account

      During the Accumulation Period, you can also invest in one of the guarantee periods of the Interest Adjustment Account. The Interest Adjustment Account is a non-unitized separate account and is referred to as the market value adjustment accounts in your Contract. If you take money out (whether by withdrawal, transfer or annuitization) before the end of a guarantee period, an adjustment will be made to the amount withdrawn. The adjustment may be positive or negative. However, you will never get back less than your Purchase Payment accumulated at the minimum rate prescribed by applicable state law (a Contingent Deferred Sales Charge may also be applied to funds withdrawn or annuitized).

      The Interest Adjustment Account is not registered under the federal securities laws and it is generally not subject to its provisions. Funds in the Interest Adjustment Account are held in a non-unitized separate account. The staff of the SEC has not reviewed the disclosure related to the Interest Adjustment Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to amounts allocated to the Interest Adjustment Account.

      The Interest Adjustment Account is not available for investment during the Annuity Period.

      The Interest Adjustment Account may not be available in your state.

      See your Contract for more information regarding the Interest Adjustment Account.

The General Account

      During the Annuity Period, the portion of your Annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the Annuity Payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account, the Interest Adjustment Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section in this prospectus.

Early Cut-Off Times

      Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A for a list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract withdrawals.

Transfers During the Accumulation Period

      You can make a transfer to or from the Fixed Account, to or from the Interest Adjustment Account and to or from any Sub-account. Transfers may be made by contacting Our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Transfers from the Interest Adjustment Account before the end of a guarantee period will result in an adjustment (up or down) to the amount transferred.

      4.    Your request for a transfer must clearly state which

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            Investment Options are involved in the transfer.

      5. Your request for transfer must clearly state how much the transfer is for.

      6. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the Sub-Accounts and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an owner at any one time.

      7. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

Transfers During the Annuity Period

      You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. The following apply to any transfer during the Annuity Period:

      1. You may not transfer funds to the Fixed Account or Interest Adjustment Account during the Annuity Period.

      2.    You may only make transfers between the Investment Portfolios.

      3. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

This product is not designed for professional market timing strategies by third parties. We reserve the right to modify(including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading

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will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      Frequent Trading.

      In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are also able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.

      If a current or future transfer request is restricted or denied in accordance with our administrative procedures, the person placing the transfer request will be notified (you, or your Investment Advisor). The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.

      In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. You cannot transfer to the Interest Adjustment Account under this program. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-Accounts, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. Rebalancing does not include assets allocated to the Fixed Account or the Interest Adjustment Accounts. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-Accounts. You want 40% to be in the Balanced Portfolio Sub-Account and 60% to be in the Growth Portfolio Sub-Account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Balanced Portfolio Sub-Account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, Jefferson National would sell some of your units in the Balanced Portfolio Sub-Account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-Account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is


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not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-Accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account or the Interest Adjustment Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

                                Current                 Maximum
        GMIB                   Insurance               Insurance
       Elected                  Charge                  Charge
                            1.40% (effective             1.50%
         No                 7/1/14  1.50%)
         Yes                1.70%                        2.00%

      If, at the time of application, you select the Earnings Protection Benefit rider We will deduct a charge each Contract year as described below.

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. Effective July 1, 2014, this Contract Maintenance Charge will increase to $60 per year. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if your Contract Value is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and your Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance, and then from the Interest Adjustment Account.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract.

The charge is as follows:

                                                 CONTINGENT
NUMBER OF YEARS                                   DEFERRED
FROM RECEIPT                                       SALES
OF PURCHASE PAYMENT                                CHARGE
   First Year                                        7%
   Second Year                                       7%
   Third Year                                        6%
   Fourth Year                                       5%
   Fifth Year                                        4%
   Sixth Year                                        3%
   Seventh Year                                      2%
   Eighth Year and later                             0%


      Jefferson National does not assess the Contingent Deferred Sales Charge on death benefits or on any payments paid out as Annuity Payments if your Annuity Date is at least four years after We issue your Contract and your Annuity Option has a life contingency or is for a minimum of 5 years.

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      In addition, the following circumstances further limit or reduce withdrawal charges, in some states, as applicable:

      o for issue ages up to 52, there is no Contingent Deferred Sales Charge for withdrawals made after the 15th Contract year;

      o for issue ages 53 to 56, there is no Contingent Deferred Sales Charge for withdrawals made after you attain age 67;

      o for issue ages 57 and later, any otherwise applicable Contingent Deferred Sales Charge will be multiplied by a factor ranging from
            0.9 to 0 for Contract years one through ten and later, respectively.

      FREE WITHDRAWALS. Subject to any applicable limitations, including without limitation, the impact of each partial withdrawal being treated as an adjusted partial withdrawal, each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of your Contract Value (on a non-cumulative basis)(excluding payments made by Us to Your Investment Advisor) ;

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 8 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the Owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      This benefit may only be used one time including in the case of Joint Owners or if the Contract continued by a spouse after the death of the Owner. If the Contract is continued by a spousal Beneficiary, this benefit will not be available if used by the previous Owner. This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      During the Accumulation Period, You can make one free transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is

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deducted from the Investment Option from which the transfer was made. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, then from the Investment Portfolio with the largest balance that is involved in the transfer and finally from the Interest Adjustment Account.

      During the Annuity Period, You can make two transfers per Contract year. Thereafter, We may impose a transfer fee of $25 per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made in the same Business Day count as one transfer.

Earnings Protection Benefit Rider

      If, at the time of you apply for the Contract, you select the Earnings Protection Benefit ("EPB") you also choose the level of protection you desire. (See "Earnings Protection Benefit Rider" later in this Prospectus.) Depending on your choice you will be charged as follows:

For Base Benefit:      0.25% of Contract Value as of the Contract Anniversary.
For Optional Benefit:  0.01% of Contract Value as of the Contract Anniversary
(Current Charge)       for each 1% of optional coverage elected.
For Optional Benefit:  0.02% of Contract Value as of the Contract Anniversary
(Maximum Charge)       for each 1% of optional coverage elected.

      If you make a full surrender or upon the death of the Owner on other than the Contract Anniversary, We will deduct the charge for the EPB on a pro rata basis for the period from the last Contract Anniversary until the date of the full surrender or the date We receive due proof of death of the Owner. We recommend you consult your tax advisor before you purchase this rider.

Guaranteed Minimum Withdrawal Benefit

      As of May 1, 2012 the Guaranteed Minimum Withdrawal Benefit is no longer available. If you select the Guaranteed Minimum Withdrawal Benefit, your charge will depend upon the Waiting Period you select. If you select the 2 Year Waiting Period, your charge will be 0.50% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.75%. If you select the 5 Year Waiting Period, your charge will be 0.35% of amounts allocated to the Sub-Accounts. We may increase this charge up to 0.50%. These charges, which are expressed as annual rates, will be deducted on a daily basis.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      We will deduct from the Contract any income taxes, which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of the amount held under your Contract in the various Sub-Accounts of the Separate Account, the Interest Adjustment Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-Account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-Account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-Accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-Account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-Account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges and any optional Guaranteed Minimum Withdrawal Benefit charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio on that Business Day. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Investment Portfolio after the New York Stock Exchange closes each Business Day and then credit your Contract.

EXAMPLE: On Wednesday We receive an additional Purchase Payment of $4,000 from you. You have told Us you want this

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to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,000 by $12.25 and credit your Contract on Wednesday night with 326.53 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any applicable Contingent Deferred Sales Charge, less any premium tax, and less any Contract Maintenance Charge.

      If you make a partial withdrawal, you must tell Us which Investment Option (Investment Portfolio(s), the Interest Adjustment Account and/or the Fixed Account) you want the withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio, the Interest Adjustment Account or the Fixed Account must be for at least $500. Jefferson National requires that after a partial withdrawal is made there must be at least $500 left in your Contract.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section of this prospectus.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future. However, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Optional Guaranteed Minimum Withdrawal Benefit

      As of May 1, 2012, the Guaranteed Minimum Withdrawal Benefit is no longer available. For an extra charge, you can elect the Guaranteed Minimum Withdrawal Benefit (GMWB), a living benefit. The GMWB allows you to make withdrawals from your Contract irrespective of your Contract Value, subject to certain limitations. Once the benefit is elected, you cannot cancel it and charges will continue to be deducted until Annuity Payments begin. The charges for the GMWB option are deducted each Business Day from amounts held in the Sub-Accounts. Withdrawals made under this rider will reduce your Contract Value.

      If you elect the GMWB when you purchase your Contract, your initial Purchase Payment is used as the basis for determining the guaranteed withdrawal amount (the "Benefit Amount"). If you elect this benefit at a later date, your Contract Value on the date the benefit is added to your Contract is used to determine the Benefit Amount.

      Once the Benefit Amount has been determined, We calculate the maximum annual guaranteed payment (the "Benefit Payment"). The Benefit Payment is equal to 7% of the Benefit Amount. If you do not take 7% in one year, you may not take more than 7% the next year. You can continue to take Benefit Payments until the sum of the Benefit Payments equals the Benefit Amount. Each withdrawal you make as a Benefit Payment reduces the amount you may withdraw free of the Contingent Deferred Sales Charge. Withdrawals under this option may result in adverse tax consequences.

      Benefit Payments are subject to a Waiting Period. Presently, you can choose either a two-year or five-year Waiting Period. We may offer other Waiting Periods in the future. The Waiting Period is the time between the date you elect the GMWB and the date you can begin receiving Benefit Payments. For example, if you choose a Waiting Period of five years, you cannot begin receiving Benefit Payments before the fifth Contract Anniversary after you elect the GMWB. The GMWB charge will vary depending on the length of the Waiting Period you choose.

      If you elect the GMWB when you purchase your Contract, We count one year as the time between each Contract Anniversary. If you elect the GMWB at any time after purchase, We treat the time between the date We added the option to your Contract and your next Contract Anniversary as the first year.

      If, in any year, your total withdrawals from your Contract are more than your Benefit Payment, your Benefit Payment will be recalculated as follows:

      o (1- withdrawal/Contract Value immediately prior to withdrawal) multiplied by your Benefit Payment immediately prior to withdrawal.

      If you make subsequent Purchase Payments to your Contract, We will recalculate your Benefit Amount and your Benefit Payments. Your new Benefit Amount equals your Benefit Amount immediately prior to the subsequent Purchase Payment plus the subsequent Purchase Payment and your new Benefit Payment equals your prior Benefit Payment

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increased by 7% of the subsequent Purchase Payment.

      Once you elect this benefit, you are also entitled to one free "step-up" of the Benefit Amount over the course of this option. If you choose to "step-up" the benefit, your Benefit Amount is recalculated to equal your Contract Value. The Benefit Payment then becomes the greater of 7% of the new Benefit Amount and your existing Benefit Payment. You would not want to "step-up" if your current Benefit Amount is higher than your Contract Value.

      Additional "step-ups" are available at an extra charge. At the time you elect to "step-up," there may be a higher charge for the GMWB. When you elect an additional "step-up" you will be charged the current GMWB charge. Before you decide to "step-up," you should consider the current charge for this benefit.

      If you, the Joint Owner or Annuitant die before you receive all the guaranteed Benefit Payments, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

      You can surrender your Contract at any time, even if you elect the GMWB, but you will receive your Contract Value at the time of surrender with applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under the GMWB.

      Please see Appendix D for examples of how the Benefit Amount and Benefit Payment are calculated.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments, withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to an Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code Section 401(a)(9) and its regulations for qualified contracts.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain invested in the investment portfolios in accordance with the allocation instructions given by the contract owner until the insurer pays the death benefit, or until new instructions are given by the beneficiary. The Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary

Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 90, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the date of death.

      If death occurs at age 90 or later, the Death Benefit Amount will be the Contract Value at the time We receive due proof of death and a payment election.

Optional Earnings Protection Benefit (EPB)

      The Earnings Protection Benefit (EPB) is designed to provide an additional benefit at death, which helps to defray federal and state taxes. For an additional charge, you can elect the EPB rider at the time you purchase the Contract if you are less than age 76. The rider consists of two portions: base coverage and optional coverage. The rider's base death benefit and the rider's optional death benefit, when elected, are payable in addition to any other Death Benefit Amount under the Contract. Withdrawals from the Contract will reduce the rider's benefit. No benefit is payable if death occurs on or after the Annuity Date. This rider is only available to Non-Qualified Contracts. We recommend that you consult your tax advisor before you purchase this rider.

      Base Death Benefit. Upon the death of the Owner, We will add to the Death Benefit Amount otherwise payable an amount equal to 50% (30% if the Owner was between the ages of 70 and 75 when We issued the Contract) of the Eligible Gain upon Our receipt of due proof of death of the Owner at Our administrative office.

      Eligible Gain. Eligible Gain is the least of:

      o     the Contract Gain; or

      o if death occurs during the first Contract year, the initial Purchase Payment less Equivalency Withdrawals from the initial Purchase Payment; or

      o if death occurs after the first Contract year has elapsed, all Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date of death, reduced by all Equivalency Withdrawals during the life of the Contract.

      Equivalency Withdrawal. The Equivalency Withdrawal is:

      o     the partial withdrawal amount; divided by

      o     the Contract Value prior to the withdrawal; multiplied by

      o     the sum of all Purchase Payments less all prior


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            Equivalency Withdrawals.

      If you take a partial withdrawal at a time when the sum of all Purchase Payments less prior Equivalency Withdrawals is greater than your Contract Value, then your Earnings Protection Benefit will be reduced by an amount greater than the amount withdrawn.

      Optional Coverage Percentage. The Optional Coverage Percentage is a percentage of the initial Purchase Payment. You must elect the Optional Coverage Percentage at the time of application.

      Contract Gain. Contract Gain is the Contract Value reduced by the difference of total Purchase Payments and Equivalency Withdrawals.

      Optional Gain. The Optional Gain is:

      o     the Optional Coverage Percentage; multiplied by

      o the initial Purchase Payment less Equivalency Withdrawals (from the initial Purchase Payment); less

      o sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments reduced by withdrawals is greater than Contract Value.

      Termination. The EPB rider terminates and charges and benefits automatically end on the earliest of:

      o     The Annuity Date; or

      o     Full surrender; or

      o     Death of the Owner; or

      o     Transfer of ownership

      We may terminate the EPB rider if necessary to comply with applicable state and federal regulations.

      See Appendix E for Examples of how this benefit works.

      It is possible that the IRS may take the position that charges for the Optional Earnings Protection Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or a Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution, at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is also the spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse.

      A "spouse" is as defined under Federal law. Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse; however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any form other than a lump sum, may only be elected during the 60-day period beginning with the date of receipt by Us of due proof of death.

Death of Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The Death Benefit Amount will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.


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The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. The terms of this required annuitization may vary by state.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. For a contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option at any time up to 30 days before the existing Annuity Date. If you select an Annuity Date prior to the Maximum Maturity Date but do not choose an Annuity Option, We will assume that you selected Option 2, which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. Payments cannot come from the Interest Adjustment Account or the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account or the Interest Adjustment Accounts will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:

      1) The Contract Value or the Death Benefit Amount (if the Annuity Option is selected to pay the death benefit) applied to a variable Annuity Option on the Annuity Date;

      2) The 3% or 5% (as you select prior to the Annuity Date) assumed investment rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you select.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, the Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 4th Contract Anniversary and you choose an Annuity Option that has a life contingency or is for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of Annuity Payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 90th birthday, this amount is the greater of:

      1)    the Contract Value; or

      2) the total Purchase Payments you have made, less any Adjusted Partial Withdrawals, increased by 5% each year up to the Annuity Date.

      The Guaranteed Minimum Income Benefit base on or after the Owner's 90th birthday is equal to the Contract Value. The rules relating to the forced annuitization on the Maximum Maturity Date are unchanged.

      If you take a partial withdrawal at a time when your Guaranteed Minimum Income Benefit base is greater than your Contract Value, then your Guaranteed Minimum Income Benefit base will be reduced by an amount greater than the amount withdrawn.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, Life Income With 5, 10, 15 or 20 Years Guaranteed, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base


                                                                              23
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applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in installments. However, if the Annuitant dies and We have made payments for less than the specified number of years, you may elect to receive a single lump sum Annuity Payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments We will make to the survivor can be equal to 100%, 66% or 50% of the amount that We would have paid if both were alive.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

      The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.


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      If the Owner dies before the required beginning date (in the case of a Tax
Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during the same calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180 day period following a partial 1035 exchange


                                                                              25
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that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Owner and the Company regarding the availability of a particular investment option and, other than the Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 underlying fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different underlying fund options and the fact that some underlying funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Medicare Tax

      Beginning January 1, 2013, a new 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from non-qualified annuity contracts (as well as interest, dividends and certain other items). The new 3.8% Medicare tax is imposed on the lesser


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of:

      1. the taxpayer's "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or

      2. the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).

      "Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRA's, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. The IRS has issued proposed guidance regarding this income surtax. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the appropriateness of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

Abandoned Property Requirements

      Every state has unclaimed property laws that generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or the date the Death Benefit Amount is due and payable. For example, if the payment of the Death Benefit Amount has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit Amount, or the Beneficiary does not come forward to claim the Death Benefit Amount in a timely manner, the Death Benefit Amount will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or you last resided, as shown on our books and records, or to our state of domicile. Escheatment is the formal, legal name for this process. However, the state is obligated to pay the Death Benefit Amount (without interest) if your Beneficiary steps forward to claim it with proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please contact us to make such changes.

Proof of Age and Survival

      The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements

      If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.

Changes to Comply with Law and Amendments

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

The Separate Account

      We established a separate account, Jefferson National Life Annuity Account F (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999, was known as Great American Reserve Variable Annuity Account F. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on September 26, 1997. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account F is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Variable Account, except to

--------------------------------------------------------------------------------

determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 10350 Ormsby Park Place Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account F are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and for each of the three years in the period ended December 31, 2013 and the financial statements of Jefferson National Life Annuity Account F as of December 31, 2013 and for each of the two years in the period ended December 31, 2013 appearing in this Statement of Additional Information have been audited by BDO USA, LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                             Appendix A: Investment Options
-----------------------------------------------------------------------------------------------------------------------
                                                                                                             Early Cut
                    Fund Name                                              Objective                           Off *
-----------------------------------------------------------------------------------------------------------------------
Alter Portfolios
-----------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation (Class I-2)            Long term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
Alger Large Cap Growth (Class I-2)                Long term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
Alger Mid Cap Growth (Class I-2)                  Long term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series
Fund, Inc.
-----------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income
(Class A)                                         Long term growth of capital.
-----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios
-----------------------------------------------------------------------------------------------------------------------
American Century VP Balanced (Class I)            Long-term capital growth & current income.
-----------------------------------------------------------------------------------------------------------------------
American Century VP Income & Growth (Class I)     Capital appreciation.  Income is secondary.
-----------------------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection
(Class II)                                        Long-term total return to protect against U.S. inflation.
-----------------------------------------------------------------------------------------------------------------------
American Century VP International (Class I)       Capital growth.
-----------------------------------------------------------------------------------------------------------------------
American Century VP Value (Class I)               Long-term capital growth over time.  Income is secondary.
-----------------------------------------------------------------------------------------------------------------------
Columbia Management Investment Advisers, LLC
-----------------------------------------------------------------------------------------------------------------------
Columbia VP - Seligman Global Technology
(Class II)                                        Long-term capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
Direxion Insurance Trust
-----------------------------------------------------------------------------------------------------------------------
Direxion Dynamic VP HY Bond                       Maximize total return (income plus capital appreciation).
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund
-----------------------------------------------------------------------------------------------------------------------
Dreyfus VIF International Value (Initial)         Long-term capital growth.
-----------------------------------------------------------------------------------------------------------------------
The Dreyfus Investment Portfolios
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index                     To match the performance of the S&P Small Cap 600 Index.
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth               Capital growth with current income as a secondary goal.
-----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                               To match the performance of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II (Primary)           High current income.
-----------------------------------------------------------------------------------------------------------------------
Federated Managed Volatility II                   Current income and capital appreciation.
-----------------------------------------------------------------------------------------------------------------------
Guggenheim Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------------
                                                  Long-term growth of capital without regard to
Guggenheim VIF CLS AdvisorOne Amerigo             current income.
-----------------------------------------------------------------------------------------------------------------------
Guggenheim VIF CLS AdvisorOne Clermont            Current income and growth of capital.
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Banking                                 Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Basic Materials                         Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Biotechnology                           Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Consumer Products                       Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment results that match 200% of the performance of
                                                  the Dow Jones Industrial Average (DJIA) Index on a
Rydex VIF Dow 2x Strategy                         daily basis.                                                3:55PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Electronics                             Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy                                  Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Energy Services                         Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment results that correlate to 125% of the daily
Rydex VIF Europe 1.25x Strategy                   price movement of the Dow Jones Stoxx 50 Index.             3:55PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Financial Services                      Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment results that correspond to 120% of the daily
Rydex VIF Government Long Bond 1.2x Strategy      price movement of the Long Treasury Bond.                   3:55PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Health Care                             Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
Rydex VIF Internet                                Capital appreciation.                                       3:50PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment returns that inversely correlate to 200% of the
Rydex VIF Inverse Dow 2x Strategy                 daily performance of the DJIA.                              3:55PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Total returns that inversely correlate to the daily price
Rydex VIF Inverse Government Long Bond Strategy   movement of the Long Treasury Bond.                         3:55PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment returns that inversely correlate to the daily
Rydex VIF Inverse Mid-Cap Strategy                performance of the S&P MidCap 400 Index.                    3:55PM
-----------------------------------------------------------------------------------------------------------------------
                                                  Investment returns that inversely correlate to the daily
Rydex VIF Inverse NASDAQ-100 Strategy             performance of the NASDAQ 100 Index.                        3:55PM
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                     Fund Name                                               Objective                                  Off *
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that inversely correlate to the daily
Rydex VIF Inverse Russell 2000 Strategy            performance of the Russell 2000 Index.                             3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that inversely correlate to the daily
Rydex VIF Inverse S&P 500 Strategy                 performance of the S&P 500 Index.                                  3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock
Rydex VIF Japan 2x Strategy                        Average on a daily basis                                           3:55PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Leisure                                  Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that correlate to 150% of the performance of
Rydex VIF Mid-Cap 1.5x Strategy                    the S&P MidCap400(R) Index on a daily basis.                       3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to 200% of the performance of
Rydex VIF NASDAQ-100 2x Strategy                   the NASDAQ 100 Index on a daily basis.                             3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correspond to a benchmark for
Rydex VIF NASDAQ-100 Strategy                      over-the-counter securities.                                       3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that match the performance of a specific
Rydex VIF Nova                                     benchmark on a daily basis.                                        3:55PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Precious Metals                          Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Real Estate                              Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Retailing                                Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that correlate to 150% of the performance of
Rydex VIF Russell 2000 1.5x Strategy               the Russell 2000 Index on a daily basis.                           3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that correlate to 200% of the performance of
Rydex VIF Russell 2000 2x Strategy                 the Russell 2000 Index on a daily basis.                           3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment results that correlate to 200% of the performance of
Rydex VIF S&P 500 2x Strategy                      the S&P 500 Index on a daily basis.                                3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P 500 Pure Growth                      500/Citigroup Pure Growth Index.                                   3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P 500 Pure Value                       500/Citigroup Pure Value Index.                                    3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P MidCap 400 Pure Growth               400/Citigroup Pure Growth Index.                                   3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P MidCap 400 Pure Value                400/Citigroup Pure Value Index.                                    3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P SmallCap 600 Pure Growth             SmallCap 600/Citigroup Pure Growth Index.                          3:55PM
--------------------------------------------------------------------------------------------------------------------------------
                                                   Investment returns that correlate to the performance of the S&P
Rydex VIF S&P SmallCap 600 Pure Value              SmallCap 600/Citigroup Pure Value Index.                           3:55PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Technology                               Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Telecommunications                       Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Transportation                           Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
Rydex VIF Utilities                                Capital appreciation.                                              3:50PM
--------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Insurance Funds
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity (Series I)                Long term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
                                                   Reasonable current income and long-term growth of income and
Invesco V.I. Diversified Dividend (Series I)       capital.
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Health Care (Series I)         Long term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate (Series I)         Total return through growth of capital and current income.
--------------------------------------------------------------------------------------------------------------------------------
                                                   Total return, comprised of current income and capital
Invesco V.I. High Yield (Series I)                 appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity (Series II)       Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
                                                   Current income as is consistent with preservation of capital and
Invesco V.I. Money Market (Series I)               daily liquidity.
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Technology (Series I)                 Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities (Series II)       Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Early Cut
                     Fund Name                                                  Objective                               Off *
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Enterprise (Institutional)                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Forty (Institutional)                     Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Long term growth of capital in a manner consistent with the
Janus Aspen Global Research (Institutional)           preservation of capital.
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Janus Fund (Institutional)                Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Overseas (Institutional)                  Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Series, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Emerging Markets Equity             Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement International Equity                Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Small-Mid Cap Equity           Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement U.S. Strategic Equity               Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
--------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Aggressive Growth (Class I)      Capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Long-term capital growth with current income a secondary
ClearBridge Variable All Cap Value (Class I)          consideration.
--------------------------------------------------------------------------------------------------------------------------------
                                                      High level of current income, with long-term capital
ClearBridge Variable Equity Income (Class I)          appreciation as its secondary objective.
--------------------------------------------------------------------------------------------------------------------------------
ClearBridge Variable Large Cap Growth (Class I)       Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Western Asset Variable Global High Yield Bond
(Class I)                                             To maximize total return.
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Series Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Calibrated Dividend Growth  (Class VC)    Current income and capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Long-term growth of capital and income without excessive
Lord Abbett Growth and Income  (Class VC)             fluctuations in market value.
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Large Cap Value (Class I)        Long term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth (Class I)         Growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Highest available current income consistent with liquidity and
Neuberger Berman AMT Short Duration Bond (Class I)    low risk to principal; total return is a secondary goal.
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Small-Cap Growth (Class S)       Long-term capital appreciation.
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Socially Responsive (Class I)    Long-term growth of capital.
--------------------------------------------------------------------------------------------------------------------------------
Northern Lights Variable Trust
--------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Balanced                  Total return.
--------------------------------------------------------------------------------------------------------------------------------
JNF Chicago Equity Partners Equity                    Total return.
--------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum real return, consistent with preservation of real
PIMCO All Asset (Admin. Class)                        capital and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum real return, consistent with prudent investment
PIMCO CommodityRealReturn Strategy (Admin. Class)     management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum total return, consistent with preservation of capital
PIMCO Emerging Markets Bond (Admin. Class)            and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum total return, consistent with preservation of capital
PIMCO Foreign Bond - US Dollar Hedged (Admin. Class)  and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum total return, consistent with preservation of capital
PIMCO Global Bond - Unhedged (Admin. Class)           and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum total return, consistent with preservation of capital
PIMCO High Yield (Admin. Class)                       and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum real return, consistent with preservation of real
PIMCO Real Return (Admin. Class)                      capital and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum current income, consistent with preservation of capital
PIMCO Short-Term (Admin. Class)                       and daily liquidity.
--------------------------------------------------------------------------------------------------------------------------------
                                                      Maximum total return, consistent with preservation of capital
PIMCO Total Return (Admin. Class)                     and prudent investment management.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Early Cut
                     Fund Name                                                  Objective                                     Off *
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity Income VCT (Class II)                  Current income and long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Fund VCT (Class II)                           Reasonable income and capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Pioneer High Yield VCT (Class II)                     Maximize total return (income plus capital appreciation).
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Mid Cap Value VCT (Class II)                  Capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Royce Capital Fund
------------------------------------------------------------------------------------------------------------------------------------
Royce Micro-Cap (Investment Class)                    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Royce Small-Cap (Investment Class)                    Long-term growth of capital.
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Variable Series Trust
------------------------------------------------------------------------------------------------------------------------------------
Third Avenue Value                                    Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Trust
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Emerging Markets (Initial Class)          Long-term capital appreciation. Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets (Initial Class)        Long-term capital appreciation. Income is a secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives
(Initial Class)                                       Consistent absolute (positive) returns in various market cycles.
------------------------------------------------------------------------------------------------------------------------------------
Van Eck VIP Unconstrained Emerging Markets Bond
(Initial Class)                                       High total return-income plus capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Variable Trust
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Discovery (Class 2)          Long term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT Opportunity (Class 2)        Long-term capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------

* We must receive transfer requests involving these investment portfolios no later than the time shown. This list may change anytime without notice. Any transfer involving these investment portfolios received after the applicable cut-off time set forth in the chart, including a transfer request involving any other investment portfolio not listed or any investment portfolio with an earlier cut-off time, will be processed on the next business day. This restriction applies only to transfers between sub-accounts involving an investment portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders

--------------------------------------------------------------------------------

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account F's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account F's financial statements and related notes which are included in the Statement of Additional Information.


                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
Capital Appreciation Portfolio
Beginning AUV                  (a)  $26.915  $23.074  $23.470   $20.873  $14.008  $25.894   $19.666  $16.721  $14.816   $13.888
                               (b)  $18.457  $15.950  $16.354   $14.661   $9.918  $18.482   $14.150  $12.128  $10.832   $10.235

Ending AUV                     (a)  $35.881  $26.915  $23.074   $23.470  $20.873  $14.008   $25.894  $19.666  $16.721   $14.816
                               (b)  $24.409  $18.457  $15.950   $16.354  $14.661   $9.918   $18.482  $14.150  $12.128   $10.832

Ending number of AUs (000s)             274      310      337       360      436      465       645      790      973     1,270

Large Cap Growth Portfolio
Beginning AUV                  (a)  $15.306  $14.129  $14.378   $12.859   $8.836  $16.643   $14.073  $13.572  $12.284   $11.808
                               (b)  $12.452  $11.587  $11.886   $10.716   $7.423  $14.094   $12.013  $11.678  $10.655   $10.324

Ending AUV                     (a)  $20.388  $15.306  $14.129   $14.378  $12.859   $8.836   $16.643  $14.073  $13.572   $12.284
                               (b)  $16.455  $12.452  $11.587   $11.886  $10.716   $7.423   $14.094  $12.013  $11.678   $10.655

Ending number of AUs (000s)             235      271      318       374      442      520       702      882    1,161     1,346

Mid Cap Growth Portfolio
Beginning AUV                  (a)  $20.635  $18.009  $19.910   $16.912  $11.305  $27.533   $21.225  $19.542  $18.044   $16.187
                               (b)  $12.005  $10.562  $11.770   $10.078   $6.791  $16.673   $12.957  $12.025  $11.192   $10.121

Ending AUV                     (a)  $27.642  $20.635  $18.009   $19.910  $16.912  $11.305   $27.533  $21.225  $19.542   $18.044
                               (b)  $15.953  $12.005  $10.562   $11.770  $10.078   $6.791   $16.673  $12.957  $12.025   $11.192

Ending number of AUs (000s)             170      198      226       259      297      339       521      608      837     1,078

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
Beginning AUV                  (a)  $13.282  $11.462  $10.932    $9.803   $8.228  $14.049   $13.554  $11.719  $11.332   $10.311
                               (b)  $12.548  $10.916  $10.495    $9.486   $8.026  $13.815   $13.436  $11.710  $11.414   $10.469

Ending AUV                     (a)  $17.677  $13.282  $11.462   $10.932   $9.803   $8.228   $14.049  $13.554  $11.719   $11.332
                               (b)  $16.568  $12.548  $10.916   $10.495   $9.486   $8.026   $13.815  $13.436  $11.710   $11.414

Ending number of AUs (000s)              45       43       24        22       27       52        64       70       70        93

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV                  (a)  $13.368  $12.126  $11.675   $10.605   $9.313  $11.855   $11.457  $10.599  $10.042     N/A
                               (b)  $12.572  $11.496  $11.156   $10.216   $9.043  $11.604   $11.306  $10.542  $10.041     N/A

Ending AUV                     (a)  $15.479  $13.368  $12.126   $11.675  $10.605   $9.313   $11.855  $11.457  $10.599     N/A
                               (b)  $14.442  $12.572  $11.496   $11.156  $10.216   $9.043   $11.604  $11.306  $10.542     N/A

Ending number of AUs (000s)             134      101       65        47       49       45        93       37       22     N/A

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
VP Income & Growth Fund
Beginning AUV                  (a)  $14.424  $12.748  $12.538   $11.138   $9.565  $14.829   $15.049  $13.034  $12.632   $11.337
                               (b)  $12.325  $10.981  $10.886    $9.749   $8.439  $13.189   $13.493  $11.780  $11.508   $10.412

Ending AUV                     (a)  $19.318  $14.424  $12.748   $12.538  $11.138   $9.565   $14.829  $15.049  $13.034   $12.632
                               (b)  $16.376  $12.325  $10.981   $10.886   $9.749   $8.439   $13.189  $13.493  $11.780   $11.508

Ending number of AUs (000s)             147      173      170       189      212      248       335      484      588       718

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $14.581  $13.770  $12.496   $12.058  $11.092  $11.431   $10.587  $10.569  $10.553   $10.044
                               (b)  $13.603  $12.951  $11.847   $11.523  $10.685  $11.100   $10.363  $10.429  $10.497   $10.043

Ending AUV                     (a)  $13.159  $14.581  $13.770   $12.496  $12.058  $11.092   $11.431  $10.587  $10.569   $10.553
                               (b)  $12.179  $13.603  $12.951   $11.847  $11.523  $10.685   $11.100  $10.363  $10.429   $10.497

Ending number of AUs (000s)              32       47       82        46        9       33        14       13       11        70

VP International Fund
Beginning AUV                  (a)  $14.977  $12.536  $14.453   $12.937   $9.808  $18.027   $15.487  $12.561  $11.247    $9.925
                               (b)  $14.469  $12.209  $14.189   $12.802   $9.783  $18.128   $15.698  $12.835  $11.584   $10.304

Ending AUV                     (a)  $18.079  $14.977  $12.536   $14.453  $12.937   $9.808   $18.027  $15.487  $12.561   $11.247
                               (b)  $17.326  $14.469  $12.209   $14.189  $12.802   $9.783   $18.128  $15.698  $12.835   $11.584

Ending number of AUs (000s)              81       82       92       120      126      161       268      414      435       494

VP Value Fund
Beginning AUV                  (a)  $19.475  $17.238  $17.305   $15.472  $13.090  $18.130   $19.384  $16.566  $15.994   $14.186
                               (b)  $13.353  $11.915  $12.057   $10.866   $9.267  $12.939   $13.945  $12.013  $11.691   $10.453

Ending AUV                     (a)  $25.297  $19.475  $17.238   $17.305  $15.472  $13.090   $18.130  $19.384  $16.566   $15.994
                               (b)  $17.207  $13.353  $11.915   $12.057  $10.866   $9.267   $12.939  $13.945  $12.013   $11.691

Ending number of AUs (000s)             171      189      222       257      307      375       564      721      966     1,217

COLUMBIA FUNDS VARIABLE SERIES TRUST:
CVP Seligman Global Technology Portfolio
Beginning AUV                  (a)   $6.984   $6.618   $7.144    $6.295   $3.938   $6.698    $5.893   $5.077   $4.769    $4.658
                               (b)  $13.986  $13.360  $14.537   $12.913   $8.142  $13.962   $12.382  $10.753  $10.183   $10.026

Ending AUV                     (a)   $8.642   $6.984   $6.618    $7.144   $6.295   $3.938    $6.698   $5.893   $5.077    $4.769
                               (b)  $17.168  $13.986  $13.360   $14.537  $12.913   $8.142   $13.962  $12.382  $10.753   $10.183

Ending number of AUs (000s)             194      208      223        68      108      117       184      200      216       263

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV                  (a)  $11.616  $10.795  $10.431   $10.171   $9.393  $10.582   $10.925  $10.431   $10.056    N/A
                               (b)  $10.924  $10.234   $9.968    $9.798   $9.120  $10.358   $10.780  $10.375   $10.055    N/A

Ending AUV                     (a)  $11.906  $11.616  $10.795   $10.431  $10.171   $9.393   $10.582  $10.925   $10.431    N/A
                               (b)  $11.108  $10.924  $10.234    $9.968   $9.798   $9.120   $10.358  $10.780   $10.375    N/A

Ending number of AUs (000s)               0        0        0         1        7        0         0        0        0     N/A

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV                  (a)  $14.979  $13.125  $13.236   $10.667   $8.652  $12.701   $12.966  $11.492   $10.131    N/A
                               (b)  $14.087  $12.443  $12.648   $10.275   $8.401  $12.432   $12.794  $11.431   $10.130    N/A

Ending AUV                     (a)  $20.785  $14.979  $13.125   $13.236  $10.667   $8.652   $12.701  $12.966   $11.492    N/A
                               (b)  $19.391  $14.087  $12.443   $12.648  $10.275   $8.401   $12.432  $12.794   $11.431    N/A

Ending number of AUs (000s)              22       16       14        16       16       16        18       14        4     N/A

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                  (a)  $11.914  $10.791  $10.845    $9.578   $7.262  $11.231   $10.568   $9.813   $9.604    $9.170
                               (b)  $12.351  $11.276  $11.424   $10.171   $7.773  $12.119   $11.495  $10.760  $10.615   $10.217

Ending AUV                     (a)  $15.783  $11.914  $10.791   $10.845   $9.578   $7.262   $11.231  $10.568   $9.813    $9.604
                               (b)  $16.231  $12.351  $11.276   $11.424  $10.171   $7.773   $12.119  $11.495  $10.760   $10.615

Ending number of AUs (000s)             113      125      149       167      190      213       257      341      418       559

DREYFUS STOCK INDEX FUND:
Beginning AUV                  (a)  $14.442  $12.655  $12.596   $11.123   $8.929  $14.406   $13.881  $12.187  $11.805   $10.820
                               (b)  $12.900  $11.395  $11.433   $10.177   $8.235  $13.394   $13.009  $11.514  $11.241   $10.387

Ending AUV                     (a)  $18.802  $14.442  $12.655   $12.596  $11.123   $8.929   $14.406  $13.881  $12.187   $11.805
                               (b)  $16.661  $12.900  $11.395   $11.433  $10.177   $8.235   $13.394  $13.009  $11.514   $11.241

Ending number of AUs (000s)             464      524      564       664      733      939     1,184    1,816    2,299     2,781

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
Beginning AUV                  (a)  $13.379  $12.043  $14.981   $14.544  $11.261  $18.221   $17.742  $14.676  $13.300   $11.238
                               (b)  $11.605  $10.531  $13.205   $12.923  $10.086  $16.452   $16.149  $13.464  $12.300   $10.477

Ending AUV                     (a)  $16.226  $13.379  $12.043   $14.981  $14.544  $11.261   $18.221  $17.742  $14.676   $13.300
                               (b)  $13.963  $11.605  $10.531   $13.205  $12.923  $10.086   $16.452  $16.149  $13.464   $12.300

Ending number of AUs (000s)              87       95      105       124      153      213       330      525      604       772

FEDERATED INSURANCE SERIES:
High Income Bond Fund II
Beginning AUV                  (a)  $19.363  $17.121  $16.509   $14.592   $9.681  $13.267   $13.009  $11.905  $11.760   $10.797
                               (b)  $16.871  $15.038  $14.617   $13.023   $8.710  $12.031   $11.893  $10.971  $10.924   $10.110

Ending AUV                     (a)  $20.428  $19.363  $17.121   $16.509  $14.592   $9.681   $13.267  $13.009  $11.905   $11.760
                               (b)  $17.657  $16.871  $15.038   $14.617  $13.023   $8.710   $12.031  $11.893  $10.971   $10.924

Ending number of AUs (000s)              68       77       92       126      207      212       370      605      652       865

Managed Volatility Fund II
Beginning AUV                  (a)  $13.136  $11.732  $11.355   $10.274   $8.122  $10.345   $10.085   $8.843   $8.437    $7.784
                               (b)  $16.215  $14.599  $14.243   $12.990  $10.351  $13.291   $13.061  $11.545  $11.103   $10.326

Ending AUV                     (a)  $15.770  $13.136  $11.732   $11.355  $10.274   $8.122   $10.345  $10.085   $8.843    $8.437
                               (b)  $19.311  $16.215  $14.599   $14.243  $12.990  $10.351   $13.291  $13.061  $11.545   $11.103

Ending number of AUs (000s)              75       83       82       104      155      123       171      252      238       313

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV                  (a)  $12.569  $11.210  $12.263   $10.801   $7.857  $14.002   $12.481  $11.267   $10.041    N/A
                               (b)  $11.820  $10.627  $11.719   $10.405   $7.629  $13.706   $12.316  $11.207   $10.040    N/A

Ending AUV                     (a)  $15.298  $12.569  $11.210   $12.263  $10.801   $7.857   $14.002  $12.481   $11.267    N/A
                               (b)  $14.272  $11.820  $10.627   $11.719  $10.405   $7.629   $13.706  $12.316   $11.207    N/A

Ending number of AUs (000s)              17       17       19        22       23       41        41       13        0     N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV                  (a)  $11.547  $10.570  $10.748    $9.821   $8.125  $11.783   $11.250  $10.527   $10.027    N/A
                               (b)  $10.859  $10.021  $10.271    $9.460   $7.889  $11.534   $11.101  $10.471   $10.027    N/A

Ending AUV                     (a)  $12.544  $11.547  $10.570   $10.748   $9.821   $8.125   $11.783  $11.250   $10.527    N/A
                               (b)  $11.702  $10.859  $10.021   $10.271   $9.460   $7.889   $11.534  $11.101   $10.471    N/A

Ending number of AUs (000s)              33        7        7         3        3        7         8        4        0     N/A

Long Short Equity Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $15.524  $15.076  $16.361   $14.920  $11.886  $20.340   $16.806  $15.300  $13.644   $12.498
                               (b)  $11.784  $11.536  $12.621   $11.601   $9.316  $16.071   $13.386  $12.284  $11.042   $10.196

Ending AUV                     (a)  $17.980  $15.524  $15.076   $16.361  $14.920  $11.886   $20.340  $16.806  $15.300   $13.644
                               (b)  $13.540  $11.784  $11.536   $12.621  $11.601   $9.316   $16.071  $13.386  $12.284   $11.042

Ending number of AUs (000s)               6        9       16        16       19       19        30       17       33        33

Rydex Banking Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $5.064   $4.134   $5.391    $4.836   $5.079   $8.755   $12.177  $11.100  $11.576   $10.096
                               (b)   $4.724   $3.888   $5.110    $4.621   $4.892   $8.502   $11.920  $10.953  $11.514   $10.095

Ending AUV                     (a)   $6.451   $5.064   $4.134    $5.391   $4.836   $5.079    $8.755  $12.177  $11.100   $11.576
                               (b)   $5.970   $4.724   $3.888    $5.110   $4.621   $4.892    $8.502  $11.920  $10.953   $11.514

Ending number of AUs (000s)              12       18       11        18       18       66        12       17        6        10

Rydex Basic Materials Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $18.742  $17.167  $20.839   $16.682  $10.882  $20.213   $15.302  $12.688  $12.367    $9.969
                               (b)  $17.485  $16.145  $19.755   $15.942  $10.483  $19.628   $14.979  $12.520  $12.301    $9.968

Ending AUV                     (a)  $18.712  $18.742  $17.167   $20.839  $16.682  $10.882   $20.213  $15.302  $12.688   $12.367
                               (b)  $17.318  $17.485  $16.145   $19.755  $15.942  $10.483   $19.628  $14.979  $12.520   $12.301

Ending number of AUs (000s)              10       14       24        30       52      114       146      127       74         9

Rydex Biotechnology Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $16.054  $11.973  $10.979   $10.057   $8.618   $9.907    $9.624  $10.095   $9.250    $9.795
                               (b)  $14.977  $11.260  $10.408    $9.611   $8.302   $9.620    $9.420   $9.960   $9.200    $9.795

Ending AUV                     (a)  $24.411  $16.054  $11.973   $10.979  $10.057   $8.618    $9.907   $9.624  $10.095    $9.250
                               (b)  $22.593  $14.977  $11.260   $10.408   $9.611   $8.302    $9.620   $9.420   $9.960    $9.200

Ending number of AUs (000s)              58       51       48        54        7       17         5        8       41         0

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Consumer Products Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $16.042  $14.919  $13.299   $11.499   $9.790  $12.959   $11.832  $10.218  $10.403   $10.096
                               (b)  $14.966  $14.031  $12.607   $10.989   $9.430  $12.584   $11.582  $10.082  $10.347   $10.095

Ending AUV                     (a)  $20.288  $16.042  $14.919   $13.299  $11.499   $9.790   $12.959  $11.832  $10.218   $10.403
                               (b)  $18.777  $14.966  $14.031   $12.607  $10.989   $9.430   $12.584  $11.582  $10.082   $10.347

Ending number of AUs (000s)              19        8       18         9        9       22        10       18       17         8

Rydex Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $11.179   $9.678   $8.997    $7.323   $5.426  $14.373   $13.478  $10.470  $11.037    $9.918
                               (b)  $10.449   $9.119   $8.545    $7.011   $5.236  $13.984   $13.219  $10.351  $10.999    $9.918

Ending AUV                     (a)  $17.935  $11.179   $9.678    $8.997   $7.323   $5.426   $14.373  $13.478  $10.470   $11.037
                               (b)  $16.631  $10.449   $9.119    $8.545   $7.011   $5.236   $13.984  $13.219  $10.351   $10.999

Ending number of AUs (000s)               9       16       33        19       17       27        44       36        1         1

Rydex Electronics Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $6.691   $6.715   $8.154    $7.548   $4.454   $9.055    $9.418   $9.319   $9.098    $9.740
                               (b)   $6.242   $6.315   $7.730    $7.213   $4.290   $8.792    $9.219   $9.195   $9.049    $9.740

Ending AUV                     (a)   $8.911   $6.691   $6.715    $8.154   $7.548   $4.454    $9.055   $9.418   $9.319    $9.098
                               (b)   $8.247   $6.242   $6.315    $7.730   $7.213   $4.290    $8.792   $9.219   $9.195    $9.049

Ending number of AUs (000s)               7        0        0         8       24        0         5        2       11         0

Rydex Energy Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $19.162  $18.978  $20.440   $17.411  $12.748  $23.958   $18.239  $16.525  $12.095   $10.225
                               (b)  $17.877  $17.848  $19.377   $16.638  $12.280  $23.265   $17.854  $16.306  $12.030   $10.224

Ending AUV                     (a)  $23.330  $19.162  $18.978   $20.440  $17.411  $12.748   $23.958  $18.239  $16.525   $12.095
                               (b)  $21.592  $17.877  $17.848   $19.377  $16.638  $12.280   $23.265  $17.854  $16.306   $12.030

Ending number of AUs (000s)              28       33       42        46       62       65        91       89      169        74

Rydex Energy Services Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $19.270  $19.465  $21.761   $17.507  $10.931  $26.148   $19.343  $17.674  $12.085   $10.174
                               (b)  $17.977  $18.306  $20.629   $16.730  $10.530  $25.391   $18.935  $17.440  $12.020   $10.173

Ending AUV                     (a)  $23.542  $19.270  $19.465   $21.761  $17.507  $10.931   $26.148  $19.343  $17.674   $12.085
                               (b)  $21.788  $17.977  $18.306   $20.629  $16.730  $10.530   $25.391  $18.935  $17.440   $12.020

Ending number of AUs (000s)              18       22       32        54       70      106       154      105      222        57

Rydex Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $9.453   $7.880   $9.416   $10.702   $8.000  $17.976   $16.124  $12.625  $12.038   $10.113
                               (b)   $8.819   $7.411   $8.926   $10.227   $7.707  $17.455   $15.784  $12.458  $11.973   $10.112

Ending AUV                     (a)  $11.549   $9.453   $7.880    $9.416  $10.702   $8.000   $17.976  $16.124  $12.625   $12.038
                               (b)  $10.688   $8.819   $7.411    $8.926  $10.227   $7.707   $17.455  $15.784  $12.458   $11.973

Ending number of AUs (000s)               4        5        5        19       17       30        57       67       19        67

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Financial Services Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $7.457   $6.164   $7.347    $6.515   $5.520  $10.776   $13.460  $11.692  $11.469   $10.048
                               (b)   $6.956   $5.797   $6.965    $6.226   $5.318  $10.464   $13.175  $11.537  $11.408   $10.047

Ending AUV                     (a)   $9.379   $7.457   $6.164    $7.347   $6.515   $5.520   $10.776  $13.460  $11.692   $11.469
                               (b)   $8.680   $6.956   $5.797    $6.965   $6.226   $5.318   $10.464  $13.175  $11.537   $11.408

Ending number of AUs (000s)              42       31        5         6       13       12         3       31       16         2

Rydex Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $16.852  $16.590  $11.888   $10.945  $16.214  $11.350   $10.487  $10.979  $10.336    $9.668
                               (b)  $16.516  $16.391  $11.839   $10.987  $16.407  $11.578   $10.784  $11.381  $10.800   $10.183

Ending AUV                     (a)  $13.584  $16.852  $16.590   $11.888  $10.945  $16.214   $11.350  $10.487  $10.979   $10.336
                               (b)  $13.208  $16.516  $16.391   $11.839  $10.987  $16.407   $11.578  $10.784  $11.381   $10.800

Ending number of AUs (000s)              11       15       84        16       14       94       113       58       43        27

Rydex Health Care Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $13.600  $11.772  $11.403   $10.831   $8.812  $11.893   $11.376  $10.975  $10.059   $10.065
                               (b)  $12.688  $11.071  $10.810   $10.350   $8.488  $11.548   $11.136  $10.829  $10.005   $10.065

Ending AUV                     (a)  $19.019  $13.600  $11.772   $11.403  $10.831   $8.812   $11.893  $11.376  $10.975   $10.059
                               (b)  $17.602  $12.688  $11.071   $10.810  $10.350   $8.488   $11.548  $11.136  $10.829   $10.005

Ending number of AUs (000s)              19       22       13         6       10       23        60       72       86        21

Rydex Internet Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $13.863  $11.782  $13.566   $11.391   $6.965  $12.813   $11.772  $10.882  $11.189    $9.793
                               (b)  $12.933  $11.081  $12.860   $10.885   $6.709  $12.442   $11.523  $10.737  $11.129    $9.792

Ending AUV                     (a)  $20.673  $13.863  $11.782   $13.566  $11.391   $6.965   $12.813  $11.772  $10.882   $11.189
                               (b)  $19.133  $12.933  $11.081   $12.860  $10.885   $6.709   $12.442  $11.523  $10.737   $11.129

Ending number of AUs (000s)               6        4        4        13       12        3        12        3       12         0

Rydex Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV                  (a)   $1.977   $2.586   $3.596    $5.231   $9.585   $6.043    $6.734   $8.729   $8.710   $10.077
                               (b)   $1.848   $2.437   $3.415    $5.009   $9.251   $5.880    $6.605   $8.630   $8.680   $10.077

Ending AUV                     (a)   $1.094   $1.977   $2.586    $3.596   $5.231   $9.585    $6.043   $6.734   $8.729    $8.710
                               (b)   $1.014   $1.848   $2.437    $3.415   $5.009   $9.251    $5.880   $6.605   $8.630    $8.680

Ending number of AUs (000s)              38       39       39        44       14       35         3       40        2         0

Rydex Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV                  (a)   $3.592   $3.884   $5.662    $6.585   $5.592   $8.126    $8.631   $8.096   $8.664    $9.835
                               (b)   $3.319   $3.617   $5.316    $6.232   $5.335   $7.816    $8.368   $7.912   $8.535    $9.767

Ending AUV                     (a)   $4.083   $3.592   $3.884    $5.662   $6.585   $5.592    $8.126   $8.631   $8.096    $8.664
                               (b)   $3.742   $3.319   $3.617    $5.316   $6.232   $5.335    $7.816   $8.368   $7.912    $8.535

Ending number of AUs (000s)               0        0        0         0       55        5         8       12      100       163

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV                  (a)   $3.327   $4.133   $4.522    $6.139   $9.619   $7.257    $7.509   $7.917   $8.742    $9.942
                               (b)   $3.109   $3.894   $4.295    $5.877   $9.283   $7.060    $7.364   $7.827   $8.712    $9.942

Ending AUV                     (a)   $2.376   $3.327   $4.133    $4.522   $6.139   $9.619    $7.257   $7.509   $7.917    $8.742
                               (b)   $2.203   $3.109   $3.894    $4.295   $5.877   $9.283    $7.060   $7.364   $7.827    $8.712

Ending number of AUs (000s)               0        0        0         0        2        6         0        5        0         0

Rydex Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $3.493   $4.354   $4.910    $6.325  $10.704   $7.334    $8.383   $8.622   $8.634   $10.109
                               (b)   $3.259   $4.095   $4.655    $6.044  $10.311   $7.121    $8.206   $8.508   $8.587   $10.108

Ending AUV                     (a)   $2.444   $3.493   $4.354    $4.910   $6.325  $10.704    $7.334   $8.383   $8.622    $8.634
                               (b)   $2.262   $3.259   $4.095    $4.655   $6.044  $10.311    $7.121   $8.206   $8.508    $8.587

Ending number of AUs (000s)               2        2        2         4        5       16         4       87       12         1

Rydex Inverse Russell 2000(R) Strategy Fund (inception date July 15, 2004)
Beginning AUV                  (a)   $3.116   $3.861   $4.238    $5.938   $8.968   $7.294    $7.020   $8.086   $8.458    $9.964
                               (b)   $2.912   $3.638   $4.025    $5.685   $8.656   $7.096    $6.885   $7.994   $8.428    $9.964

Ending AUV                     (a)   $2.124   $3.116   $3.861    $4.238   $5.938   $8.968    $7.294   $7.020   $8.086    $8.458
                               (b)   $1.970   $2.912   $3.638    $4.025   $5.685   $8.656    $7.096   $6.885   $7.994    $8.428

Ending number of AUs (000s)               0        1        1         5       60        9       167       87       75         0

Rydex Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV                  (a)   $3.716   $4.539   $5.061    $6.181   $8.651   $6.301    $6.337   $6.948   $7.100    $8.019
                               (b)   $4.147   $5.107   $5.739    $7.065   $9.968   $7.318    $7.420   $8.200   $8.447    $9.618

Ending AUV                     (a)   $2.693   $3.716   $4.539    $5.061   $6.181   $8.651    $6.301   $6.337   $6.948    $7.100
                               (b)   $2.981   $4.147   $5.107    $5.739   $7.065   $9.968    $7.318   $7.420   $8.200    $8.447

Ending number of AUs (000s)              41       53       38        38       20       23         0        2        4         3

Rydex Japan 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $8.481   $7.162  $10.221    $8.957   $7.344  $11.113   $12.696  $12.246  $10.318    $9.875
                               (b)   $7.912   $6.735   $9.690    $8.559   $7.075  $10.791   $12.428  $12.083  $10.263    $9.874

Ending AUV                     (a)  $13.047   $8.481   $7.162   $10.221   $8.957   $7.344   $11.113  $12.696  $12.246   $10.318
                               (b)  $12.075   $7.912   $6.735    $9.690   $8.559   $7.075   $10.791  $12.428  $12.083   $10.263

Ending number of AUs (000s)               6        5        5         3       11       22         9       38       71         4

Rydex Leisure Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $13.278  $11.100  $10.987    $8.548   $6.340  $12.630   $13.143  $10.794  $11.507   $10.021
                               (b)  $12.387  $10.439  $10.415    $8.168   $6.107  $12.265   $12.866  $10.651  $11.445   $10.020

Ending AUV                     (a)  $18.647  $13.278  $11.100   $10.987   $8.548   $6.340   $12.630  $13.143  $10.794   $11.507
                               (b)  $17.257  $12.387  $10.439   $10.415   $8.168   $6.107   $12.265  $12.866  $10.651   $11.445

Ending number of AUs (000s)               8        5        3        19       10       11        23       69       90        28

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $22.664  $18.487  $20.288   $14.957   $9.953  $22.350   $21.880  $20.086  $17.856   $14.826
                               (b)  $14.510  $11.931  $13.199    $9.808   $6.580  $14.894   $14.698  $13.601  $12.188   $10.201

Ending AUV                     (a)  $33.576  $22.664  $18.487   $20.288  $14.957   $9.953   $22.350  $21.880  $20.086   $17.856
                               (b)  $21.325  $14.510  $11.931   $13.199   $9.808   $6.580   $14.894  $14.698  $13.601   $12.188

Ending number of AUs (000s)              15       10        8        15       13       15        22       29       36        29

Rydex NASDAQ-100   (R) Fund
Beginning AUV                  (a)  $19.794  $17.192  $17.064   $14.604   $9.744  $17.012   $14.643  $14.039  $14.079   $13.058
                               (b)  $14.400  $12.607  $12.613   $10.882   $7.319  $12.881   $11.177  $10.801  $10.919   $10.209

Ending AUV                     (a)  $26.277  $19.794  $17.192   $17.064  $14.604   $9.744   $17.012  $14.643  $14.039   $14.079
                               (b)  $18.963  $14.400  $12.607   $12.613  $10.882   $7.319   $12.881  $11.177  $10.801   $10.919

Ending number of AUs (000s)              48       60       55        85       80      103       147      162      210       392

Rydex NASDAQ-100   (R) 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $15.361  $11.615  $11.859    $8.784   $4.090  $15.138   $11.975  $11.581  $12.111    $9.767
                               (b)  $14.330  $10.923  $11.242    $8.394   $3.940  $14.700   $11.722  $11.427  $12.045    $9.766

Ending AUV                     (a)  $27.299  $15.361  $11.615   $11.859   $8.784   $4.090   $15.138  $11.975  $11.581   $12.111
                               (b)  $25.265  $14.330  $10.923   $11.242   $8.394   $3.940   $14.700  $11.722  $11.427   $12.045

Ending number of AUs (000s)              30       34       35        20       33       21        55       36       50        34

Rydex Nova Fund (inception date May 1, 2000)
Beginning AUV                  (a)  $11.241   $9.325   $9.568    $8.088   $6.053  $13.485   $13.523  $11.498  $11.214    $9.922
                               (b)  $11.093   $9.277   $9.595    $8.176   $6.168  $13.852   $14.004  $12.001  $11.800   $10.524

Ending AUV                     (a)  $16.515  $11.241   $9.325    $9.568   $8.088   $6.053   $13.485  $13.523  $11.498   $11.214
                               (b)  $16.169  $11.093   $9.277    $9.595   $8.176   $6.168   $13.852  $14.004  $12.001   $11.800

Ending number of AUs (000s)              66       65       41        47       66       76       115      136      163       223

Rydex Precious Metals Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $16.550  $17.501  $23.401   $17.186  $11.678  $19.279   $16.354  $13.658  $11.457    $9.998
                               (b)  $15.439  $16.459  $22.183   $16.423  $11.249  $18.720   $16.009  $13.476  $11.395    $9.998

Ending AUV                     (a)   $8.796  $16.550  $17.501   $23.401  $17.186  $11.678   $19.279  $16.354  $13.658   $11.457
                               (b)   $8.140  $15.439  $16.459   $22.183  $16.423  $11.249   $18.720  $16.009  $13.476   $11.395

Ending number of AUs (000s)              32       42       60        68       76       74        47       72       80         6

Rydex Real Estate Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $14.961  $12.821  $12.713   $10.325   $8.359  $14.526   $18.215  $14.129  $13.372   $10.091
                               (b)  $13.957  $12.057  $12.052    $9.866   $8.052  $14.106   $17.830  $13.942  $13.300   $10.091

Ending AUV                     (a)  $15.334  $14.961  $12.821   $12.713  $10.325   $8.359   $14.526  $18.215  $14.129   $13.372
                               (b)  $14.192  $13.957  $12.057   $12.052   $9.866   $8.052   $14.106  $17.830  $13.942   $13.300

Ending number of AUs (000s)              11       20       12        60       19       17        11       30       23        21

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Retailing Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $14.396  $12.503  $12.041    $9.757   $6.861  $10.377   $12.041  $11.093  $10.665    $9.991
                               (b)  $13.430  $11.758  $11.415    $9.324   $6.609  $10.076   $11.787  $10.946  $10.607    $9.990

Ending AUV                     (a)  $19.277  $14.396  $12.503   $12.041   $9.757   $6.861   $10.377  $12.041  $11.093   $10.665
                               (b)  $17.841  $13.430  $11.758   $11.415   $9.324   $6.609   $10.076  $11.787  $10.946   $10.607

Ending number of AUs (000s)               5       11        3        25        1        1         2        3        5         0

Rydex Russell 2000 (R) 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $19.593  $16.273  $18.792   $13.825  $10.517  $21.931   $23.849  $20.012  $19.529   $15.818
                               (b)  $11.916   $9.977  $11.614    $8.612   $6.604  $13.883   $15.219  $12.873  $12.662   $10.339

Ending AUV                     (a)  $30.635  $19.593  $16.273   $18.792  $13.825  $10.517   $21.931  $23.849  $20.012   $19.529
                               (b)  $18.483  $11.916   $9.977   $11.614   $8.612   $6.604   $13.883  $15.219  $12.873   $12.662

Ending number of AUs (000s)               4        8        7        13        9       12        16       34       24        70

Rydex S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $9.715   $7.615   $8.039    $6.498   $4.502  $14.261   $14.375  $11.784  $11.559   $10.054
                               (b)   $9.063   $7.161   $7.621    $6.209   $4.336  $13.848   $14.071  $11.628  $11.497   $10.053

Ending AUV                     (a)  $16.163   $9.715   $7.615    $8.039   $6.498   $4.502   $14.261  $14.375  $11.784   $11.559
                               (b)  $14.958   $9.063   $7.161    $7.621   $6.209   $4.336   $13.848  $14.071  $11.628   $11.497

Ending number of AUs (000s)              57       18       45         9       13       22        33       31       26        35

Rydex S&P 500 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $13.102  $11.727  $12.022    $9.751   $6.716  $11.319   $10.942  $10.527  $10.489    $9.955
                               (b)  $12.246  $11.050  $11.419    $9.336   $6.482  $11.012   $10.731  $10.407  $10.453    $9.955

Ending AUV                     (a)  $18.258  $13.102  $11.727   $12.022   $9.751   $6.716   $11.319  $10.942  $10.527   $10.489
                               (b)  $16.930  $12.246  $11.050   $11.419   $9.336   $6.482   $11.012  $10.731  $10.407   $10.453

Ending number of AUs (000s)              38       33       34        66      102      101        40       25       14        11

Rydex S&P 500 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $12.807  $10.627  $11.129    $9.380   $6.289  $12.422   $13.313  $11.473  $11.167    $9.964
                               (b)  $11.971  $10.013  $10.570    $8.981   $6.070  $12.086   $13.057  $11.343  $11.128    $9.964

Ending AUV                     (a)  $18.346  $12.807  $10.627   $11.129   $9.380   $6.289   $12.422  $13.313  $11.473   $11.167
                               (b)  $17.012  $11.971  $10.013   $10.570   $8.981   $6.070   $12.086  $13.057  $11.343   $11.128

Ending number of AUs (000s)              37       21       20        38       54       34        34      118       22         9

Rydex S&P MidCap 400 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $18.866  $16.487  $16.829   $12.873   $8.324  $13.221   $12.364  $12.157  $11.060   $10.057
                               (b)  $17.635  $15.535  $15.985   $12.325   $8.034  $12.863   $12.126  $12.019  $11.022   $10.057

Ending AUV                     (a)  $24.938  $18.866  $16.487   $16.829  $12.873   $8.324   $13.221  $12.364  $12.157   $11.060
                               (b)  $23.125  $17.635  $15.535   $15.985  $12.325   $8.034   $12.863  $12.126  $12.019   $11.022

Ending number of AUs (000s)              18       18       16        87       24        8         5        6       60         1

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex S&P MidCap 400 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $13.944  $12.088  $13.202   $11.145   $7.280  $13.097   $13.959  $12.091  $11.319   $10.040
                               (b)  $13.033  $11.390  $12.539   $10.670   $7.026  $12.742   $13.691  $11.953  $11.280   $10.040

Ending AUV                     (a)  $18.673  $13.944  $12.088   $13.202  $11.145   $7.280   $13.097  $13.959  $12.091   $11.319
                               (b)  $17.315  $13.033  $11.390   $12.539  $10.670   $7.026   $12.742  $13.691  $11.953   $11.280

Ending number of AUs (000s)              21       22       21        26       81       30        45      137       29         0

Rydex S&P SmallCap 600 Pure Growth Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $14.882  $13.645  $13.367   $10.810   $8.183  $12.635   $12.828  $12.075  $11.530   $10.056
                               (b)  $13.910  $12.857  $12.696   $10.350   $7.898  $12.292   $12.581  $11.937  $11.490   $10.056

Ending AUV                     (a)  $20.737  $14.882  $13.645   $13.367  $10.810   $8.183   $12.635  $12.828  $12.075   $11.530
                               (b)  $19.229  $13.910  $12.857   $12.696  $10.350   $7.898   $12.292  $12.581  $11.937   $11.490

Ending number of AUs (000s)              12        8       37        21       16        8        36       48       13         1

Rydex S&P SmallCap 600 Pure Value Fund (inception date July 15, 2004)
Beginning AUV                  (a)  $12.643  $10.652  $11.928    $9.669   $6.043  $10.846   $13.812  $11.750  $11.497   $10.043
                               (b)  $11.818  $10.036  $11.329    $9.257   $5.832  $10.553   $13.547  $11.616  $11.457   $10.043

Ending AUV                     (a)  $17.807  $12.643  $10.652   $11.928   $9.669   $6.043   $10.846  $13.812  $11.750   $11.497
                               (b)  $16.512  $11.818  $10.036   $11.329   $9.257   $5.832   $10.553  $13.547  $11.616   $11.457

Ending number of AUs (000s)              19       23       24        31       36       23        20       52        3         5

Rydex Technology Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $10.908   $9.878  $11.032    $9.986   $6.508  $12.091   $11.109  $10.639  $10.463    $9.844
                               (b)  $10.176   $9.290  $10.459    $9.543   $6.269  $11.741   $10.875  $10.498  $10.407    $9.843

Ending AUV                     (a)  $14.563  $10.908   $9.878   $11.032   $9.986   $6.508   $12.091  $11.109  $10.639   $10.463
                               (b)  $13.478  $10.176   $9.290   $10.459   $9.543   $6.269   $11.741  $10.875  $10.498   $10.407

Ending number of AUs (000s)              19       13       17        18       34        9        20       12        8         2

Rydex Telecommunications Fund (inception date May 1, 2004)
Beginning AUV                  (a)   $9.243   $8.939  $10.590    $9.379   $7.391  $13.712   $12.732  $10.803  $10.829    $9.887
                               (b)   $8.623   $8.407  $10.039    $8.962   $7.119  $13.315   $12.463  $10.660  $10.771    $9.886

Ending AUV                     (a)  $10.706   $9.243   $8.939   $10.590   $9.379   $7.391   $13.712  $12.732  $10.803   $10.829
                               (b)   $9.908   $8.623   $8.407   $10.039   $8.962   $7.119   $13.315  $12.463  $10.660   $10.771

Ending number of AUs (000s)               7       12        7        12       36       12        60       60       11         2

Rydex Transportation Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $13.585  $11.717  $13.369   $10.921   $9.435  $12.802   $14.229  $13.437  $12.561   $10.022
                               (b)  $12.674  $11.020  $12.673   $10.436   $9.089  $12.432   $13.929  $13.259  $12.493   $10.021

Ending AUV                     (a)  $20.180  $13.585  $11.717   $13.369  $10.921   $9.435   $12.802  $14.229  $13.437   $12.561
                               (b)  $18.677  $12.674  $11.020   $12.673  $10.436   $9.089   $12.432  $13.929  $13.259   $12.493

Ending number of AUs (000s)              17        4        5         8       14       14        21       60       27        31

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE TRUST: (continued)
Rydex Utilities Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $15.669  $15.716  $13.705   $13.003  $11.588  $16.687   $14.994  $12.570  $11.529   $10.058
                               (b)  $14.619  $14.781  $12.992   $12.426  $11.162  $16.204   $14.678  $12.403  $11.467   $10.057

Ending AUV                     (a)  $17.557  $15.669  $15.716   $13.705  $13.003  $11.588   $16.687  $14.994  $12.570   $11.529
                               (b)  $16.250  $14.619  $14.781   $12.992  $12.426  $11.162   $16.204  $14.678  $12.403   $11.467

Ending number of AUs (000s)              23       29       50        21       23       37        53       78      141       196

INVESCO VARIABLE INSURANCE FUNDS:
Core Equity Fund  (inception date May 1, 2006)
Beginning AUV                  (a)  $12.063  $10.742  $10.901   $10.090   $7.975  $11.578   $10.861  $10.043    N/A       N/A
                               (b)  $11.434  $10.265  $10.500    $9.797   $7.806  $11.424   $10.802  $10.043    N/A       N/A

Ending AUV                     (a)  $15.374  $12.063  $10.742   $10.901  $10.090   $7.975   $11.578  $10.861    N/A       N/A
                               (b)  $14.457  $11.434  $10.265   $10.500   $9.797   $7.806   $11.424  $10.802    N/A       N/A

Ending number of AUs (000s)              60       66       72        88      125      155       171      184    N/A       N/A

Diversified Dividend Fund (inception date May 2, 2011)
Beginning AUV                  (a)  $10.697   $9.138   $9.993     N/A      N/A      N/A       N/A      N/A      N/A       N/A
                               (b)  $10.555   $9.089   $9.993     N/A      N/A      N/A       N/A      N/A      N/A       N/A

Ending AUV                     (a)  $13.823  $10.697   $9.138     N/A      N/A      N/A       N/A      N/A      N/A       N/A
                               (b)  $13.530  $10.555   $9.089     N/A      N/A      N/A       N/A      N/A      N/A       N/A

Ending number of AUs (000s)              27       17       33     N/A      N/A      N/A       N/A      N/A      N/A       N/A

Global Health Care Fund (inception date May 1, 2001)
Beginning AUV                  (a)  $13.974  $11.722  $11.435   $11.013   $8.748  $12.429   $11.269  $10.859  $10.182    $9.599
                               (b)  $13.919  $11.770  $11.574   $11.237   $8.997  $12.886   $11.778  $11.440  $10.813   $10.276

Ending AUV                     (a)  $19.366  $13.974  $11.722   $11.435  $11.013   $8.748   $12.429  $11.269  $10.859   $10.182
                               (b)  $19.137  $13.919  $11.770   $11.574  $11.237   $8.997   $12.886  $11.778  $11.440   $10.813

Ending number of AUs (000s)              38       44       46        66       85      160        54       86      244       218

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV                  (a)  $27.560  $21.816  $23.663   $20.420  $15.744  $28.847   $30.971  $22.024  $19.551   $14.517
                               (b)  $18.125  $14.463  $15.813   $13.756  $10.691  $19.746   $21.372  $15.320  $13.708   $10.260

Ending AUV                     (a)  $27.914  $27.560  $21.816   $23.663  $20.420  $15.744   $28.847  $30.971  $22.024   $19.551
                               (b)  $18.212  $18.125  $14.463   $15.813  $13.756  $10.691   $19.746  $21.372  $15.320   $13.708

Ending number of AUs (000s)              41       45       48        53       59       80       115      201      231       276

High Yield Fund (inception date May 1, 2004)
Beginning AUV                  (a)  $16.910  $14.636  $14.700   $13.126   $8.712  $11.890   $11.911  $10.907  $10.768    $9.966
                               (b)  $15.776  $13.765  $13.936   $12.543   $8.392  $11.546   $11.659  $10.762  $10.710    $9.965

Ending AUV                     (a)  $17.843  $16.910  $14.636   $14.700  $13.126   $8.712   $11.890  $11.911  $10.907   $10.768
                               (b)  $16.514  $15.776  $13.765   $13.936  $12.543   $8.392   $11.546  $11.659  $10.762   $10.710

Ending number of AUs (000s)              98      168      165       105      158      192       266      248      264       301

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUND: (continued)
Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $17.607  $16.142  $17.508   $15.605  $12.187  $17.329   $16.082  $14.694  $13.891   $12.404
                               (b)  $13.502  $12.479  $13.643   $12.258   $9.650  $13.832   $12.940  $11.918  $11.357   $10.223

Ending AUV                     (a)  $22.304  $17.607  $16.142   $17.508  $15.605  $12.187   $17.329  $16.082  $14.694   $13.891
                               (b)  $16.968  $13.502  $12.479   $13.643  $12.258   $9.650   $13.832  $12.940  $11.918   $11.357

Ending number of AUs (000s)              15       13       16        26       32       29        26       34       37        45

Money Market Fund (inception date May 1, 2012)
Beginning AUV                  (a)   $9.908  $10.000    N/A       N/A      N/A      N/A       N/A      N/A      N/A       N/A
                               (b)   $9.855  $10.000    N/A       N/A      N/A      N/A       N/A      N/A      N/A       N/A

Ending AUV                     (a)   $9.774   $9.908    N/A       N/A      N/A      N/A       N/A      N/A      N/A       N/A
                               (b)   $9.644   $9.855    N/A       N/A      N/A      N/A       N/A      N/A      N/A       N/A

Ending number of AUs (000s)           1,034    1,285    N/A       N/A      N/A      N/A       N/A      N/A      N/A       N/A
Technology Fund (inception date May 1, 2001)
Beginning AUV                  (a)   $6.822   $6.217   $6.640    $5.551   $3.577   $6.536    $6.155   $5.649   $5.607    $5.434
                               (b)  $11.682  $10.732  $11.554    $9.737   $6.324  $11.650   $11.058  $10.231  $10.236   $10.001

Ending AUV                     (a)   $8.419   $6.822   $6.217    $6.640   $5.551   $3.577    $6.536   $6.155   $5.649    $5.607
                               (b)  $14.301  $11.682  $10.732   $11.554   $9.737   $6.324   $11.650  $11.058  $10.231   $10.236

Ending number of AUs (000s)              14       19       20        20       45       25        43       73       74       128

Value Opportunities Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $13.152  $11.337  $11.900   $11.284   $7.745  $16.333   $16.342  $14.673  $14.113   $12.913
                               (b)   $9.871   $8.577   $9.076    $8.675   $6.003  $12.759   $12.869  $11.647  $11.293   $10.416

Ending AUV                     (a)  $17.284  $13.152  $11.337   $11.900  $11.284   $7.745   $16.333  $16.342  $14.673   $14.113
                               (b)  $12.869   $9.871   $8.577    $9.076   $8.675   $6.003   $12.759  $12.869  $11.647   $11.293

Ending number of AUs (000s)              38       38       40        48       28       21        30       41       57        65

JANUS ASPEN SERIES:
Enterprise Portfolio
Beginning AUV                  (a)  $21.358  $18.467  $18.997   $15.308  $10.719  $19.316   $16.052  $14.328  $12.937   $10.865
                               (b)  $18.600  $16.212  $16.811   $13.655   $9.638  $17.509   $14.668  $13.197  $12.011   $10.169

Ending AUV                     (a)  $27.880  $21.358  $18.467   $18.997  $15.308  $10.719   $19.316  $16.052  $14.328   $12.937
                               (b)  $24.086  $18.600  $16.212   $16.811  $13.655   $9.638   $17.509  $14.668  $13.197   $12.011

Ending number of AUs (000s)             308      342      392       449      518      611       752      944    1,155     1,557

Global Research Portfolio
Beginning AUV                  (a)  $12.757  $10.774  $12.666   $11.089   $8.166  $14.966   $13.845  $11.878  $11.378   $11.012
                               (b)  $11.178   $9.516  $11.278    $9.952   $7.388  $13.650   $12.730  $11.008  $10.629   $10.370

Ending AUV                     (a)  $16.155  $12.757  $10.774   $12.666  $11.089   $8.166   $14.966  $13.845  $11.878   $11.378
                               (b)  $14.043  $11.178   $9.516   $11.278   $9.952   $7.388   $13.650  $12.730  $11.008   $10.629

Ending number of AUs (000s)             337      371      411       462      509      571       728      941    1,193     1,577

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Janus Portfolio
Beginning AUV                  (a)  $13.779  $11.784  $12.619   $11.174   $8.311  $13.982   $12.321  $11.218  $10.908   $10.584
                               (b)  $12.394  $10.685  $11.534   $10.295   $7.719  $13.091   $11.628  $10.672  $10.460   $10.231

Ending AUV                     (a)  $17.709  $13.779  $11.784   $12.619  $11.174   $8.311   $13.982  $12.321  $11.218   $10.908
                               (b)  $15.803  $12.394  $10.685   $11.534  $10.295   $7.719   $13.091  $11.628  $10.672   $10.460

Ending number of AUs (000s)             427      469      547       622      714      841     1,146    1,421    1,699     2,108

Overseas Portfolio (inception date March 21, 2003)
Beginning AUV                  (a)  $31.331  $28.004  $41.867   $33.882  $19.136  $40.527   $32.031  $22.093  $16.934   $14.438
                               (b)  $20.926  $18.855  $28.415   $23.180  $13.197  $28.174   $22.448  $15.607  $12.059   $10.364

Ending AUV                     (a)  $35.395  $31.331  $28.004   $41.867  $33.882  $19.136   $40.527  $32.031  $22.093   $16.934
                               (b)  $23.452  $20.926  $18.855   $28.415  $23.180  $13.197   $28.174  $22.448  $15.607   $12.059

Ending number of AUs (000s)              41       47       64        87       92       98       166      220      163        58

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV                  (a)  $29.501  $24.513  $30.315   $25.055  $14.960  $29.587   $22.510  $17.566  $12.653    $9.816
                               (b)  $27.522  $23.054  $28.739   $23.943  $14.410  $28.731   $22.035  $17.333  $12.585    $9.815

Ending AUV                     (a)  $28.729  $29.501  $24.513   $30.315  $25.055  $14.960   $29.587  $22.510  $17.566   $12.653
                               (b)  $26.589  $27.522  $23.054   $28.739  $23.943  $14.410   $28.731  $22.035  $17.333   $12.585

Ending number of AUs (000s)              29       50       53        80       79       76       142      149      206        29

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV                  (a)  $13.901  $11.641  $12.730   $12.097  $10.100  $16.263   $14.888  $12.321  $11.292    $9.932
                               (b)  $12.969  $10.948  $12.069   $11.560   $9.729  $15.792   $14.574  $12.158  $11.232    $9.931

Ending AUV                     (a)  $16.554  $13.901  $11.641   $12.730  $12.097  $10.100   $16.263  $14.888  $12.321   $11.292
                               (b)  $15.321  $12.969  $10.948   $12.069  $11.560   $9.729   $15.792  $14.574  $12.158   $11.232

Ending number of AUs (000s)              26       32       39        38       25       26        28       37       16         4

US Small-Mid Cap Equity Portfolio
Beginning AUV                  (a)  $20.199  $18.585  $20.727   $16.989  $11.284  $18.014   $19.687  $17.200  $16.772   $14.805
                               (b)  $12.974  $12.033  $13.528   $11.178   $7.484  $12.044   $13.268  $11.685  $11.485   $10.220

Ending AUV                     (a)  $26.943  $20.199  $18.585   $20.727  $16.989  $11.284   $18.014  $19.687  $17.200   $16.772
                               (b)  $17.168  $12.974  $12.033   $13.528  $11.178   $7.484   $12.044  $13.268  $11.685   $11.485

Ending number of AUs (000s)              56       65       73        96      114      150       223      390      490       627

US Strategic Equity Portfolio
Beginning AUV                  (a)  $13.532  $12.038  $11.973   $10.759   $8.602  $13.481   $13.804  $11.915  $11.687   $10.602
                               (b)  $12.289  $11.020  $11.048   $10.008   $8.066  $12.742   $13.153  $11.444  $11.316   $10.348

Ending AUV                     (a)  $17.090  $13.532  $12.038   $11.973  $10.759   $8.602   $13.481  $13.804  $11.915   $11.687
                               (b)  $15.396  $12.289  $11.020   $11.048  $10.008   $8.066   $12.742  $13.153  $11.444   $11.316

Ending number of AUs (000s)              36       38       41        46       45       47        59      112      130       149

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV                  (a)  $10.867   $9.283   $9.187    $7.452   $5.616   $9.557    $9.898    N/A      N/A       N/A
                               (b)  $10.384   $8.942   $8.920    $7.294   $5.541   $9.505    $9.898    N/A      N/A       N/A

Ending AUV                     (a)  $15.836  $10.867   $9.283    $9.187   $7.452   $5.616    $9.557    N/A      N/A       N/A
                               (b)  $15.011  $10.384   $8.942    $8.920   $7.294   $5.541    $9.505    N/A      N/A       N/A

Ending number of AUs (000s)              24       14       20         8        5        3         3    N/A      N/A       N/A

ClearBridge All Cap Value Portfolio (inception date April 30, 2007)
Beginning AUV                  (a)   $9.136   $8.058   $8.711    $7.576   $5.939   $9.497    $9.903    N/A      N/A       N/A
                               (b)   $8.729   $7.762   $8.458    $7.415   $5.860   $9.445    $9.902    N/A      N/A       N/A

Ending AUV                     (a)  $11.906   $9.136   $8.058    $8.711   $7.576   $5.939    $9.497    N/A      N/A       N/A
                               (b)  $11.286   $8.729   $7.762    $8.458   $7.415   $5.860    $9.445    N/A      N/A       N/A

Ending number of AUs (000s)              10        8       10         9        9       12        14    N/A      N/A       N/A

ClearBridge Equity Income Portfolio (inception date April 30, 2007)
Beginning AUV                  (a)  $10.312   $9.158   $8.607    $7.775   $6.415  $10.012    $9.951    N/A      N/A       N/A
                               (b)   $9.854   $8.821   $8.357    $7.610   $6.330   $9.958    $9.950    N/A      N/A       N/A

Ending AUV                     (a)  $12.807  $10.312   $9.158    $8.607   $7.775   $6.415   $10.012    N/A      N/A       N/A
                               (b)  $12.140   $9.854   $8.821    $8.357   $7.610   $6.330    $9.958    N/A      N/A       N/A

Ending number of AUs (000s)              12       17       16         3        3        3         9    N/A      N/A       N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV                  (a)  $10.845   $9.139   $9.328    $8.613   $6.134   $9.921    $9.896    N/A      N/A       N/A
                               (b)  $10.362   $8.803   $9.057    $8.430   $6.052   $9.867    $9.895    N/A      N/A       N/A

Ending AUV                     (a)  $14.743  $10.845   $9.139    $9.328   $8.613   $6.134    $9.921    N/A      N/A       N/A
                               (b)  $13.975  $10.362   $8.803    $9.057   $8.430   $6.052    $9.867    N/A      N/A       N/A

Ending number of AUs (000s)              19       19       14        13       21       10         6    N/A      N/A       N/A

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV                  (a)  $15.741  $13.491  $13.451   $11.869   $7.738  $11.344   $11.512  $10.551   $10.009    N/A
                               (b)  $14.803  $12.790  $12.854   $11.434   $7.513  $11.104   $11.360  $10.495   $10.009    N/A

Ending AUV                     (a)  $16.495  $15.741  $13.491   $13.451  $11.869   $7.738   $11.344  $11.512   $10.551    N/A
                               (b)  $15.389  $14.803  $12.790   $12.854  $11.434   $7.513   $11.104  $11.360   $10.495    N/A

Ending number of AUs (000s)               6        7        9        32       12        9        16       17        9     N/A

LORD ABBETT SERIES FUND, INC. :
Calibrated Dividend Growth Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $18.118  $16.339  $16.537   $14.612  $12.007  $16.498   $16.219  $14.358  $14.029   $12.215
                               (b)  $14.350  $13.046  $13.309   $11.854   $9.819  $13.601   $13.479  $12.027  $11.846   $10.397

Ending AUV                     (a)  $22.855  $18.118  $16.339   $16.537  $14.612  $12.007   $16.498  $16.219  $14.358   $14.029
                               (b)  $17.958  $14.350  $13.046   $13.309  $11.854   $9.819   $13.601  $13.479  $12.027   $11.846

Ending number of AUs (000s)              11       11       13        18       32       62        95       71       70        65

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC. : (continued)
Growth and Income Portfolio
Beginning AUV                  (a)  $15.861  $14.351  $15.495   $13.383  $11.415  $18.208   $17.852  $15.437  $15.162   $13.649
                               (b)  $11.303  $10.310  $11.221    $9.769   $8.399  $13.506   $13.350  $11.636  $11.520   $10.454

Ending AUV                     (a)  $21.255  $15.861  $14.351   $15.495  $13.383  $11.415   $18.208  $17.852  $15.437   $15.162
                               (b)  $15.027  $11.303  $10.310   $11.221   $9.769   $8.399   $13.506  $13.350  $11.636   $11.520

Ending number of AUs (000s)             212      235      266       299      354      444       610    1,006    1,167     1,432

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Large Cap Value Portfolio
Beginning AUV                  (a)  $13.623  $11.849  $13.555   $11.885   $7.722  $16.450   $15.259  $13.786  $11.843   $10.095
                               (b)  $12.940  $11.346  $13.084   $11.563   $7.573  $16.264   $15.208  $13.850  $11.993   $10.305

Ending AUV                     (a)  $17.616  $13.623  $11.849   $13.555  $11.885   $7.722   $16.450  $15.259  $13.786   $11.843
                               (b)  $16.599  $12.940  $11.346   $13.084  $11.563   $7.573   $16.264  $15.208  $13.850   $11.993

Ending number of AUs (000s)              84       97      122       154      172      222       302      305      406       359

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV                  (a)  $13.492  $12.172  $12.285    $9.651   $7.437  $13.318   $11.023   $9.746   $8.689    $7.577
                               (b)  $16.762  $15.244  $15.509   $12.280   $9.539  $17.221   $14.369  $12.806  $11.509   $10.116

Ending AUV                     (a)  $17.644  $13.492  $12.172   $12.285   $9.651   $7.437   $13.318  $11.023   $9.746    $8.689
                               (b)  $21.745  $16.762  $15.244   $15.509  $12.280   $9.539   $17.221  $14.369  $12.806   $11.509

Ending number of AUs (000s)              23       23       44        28       30       70        67      106       85       113

Mid Cap Intrinsic Value Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $19.569  $17.179  $18.631   $14.973  $10.360  $19.393   $19.039  $17.368  $15.725   $13.033
                               (b)  $14.316  $12.668  $13.850   $11.220   $7.826  $14.767   $14.614  $13.438  $12.264   $10.247

Ending AUV                     (a)  $26.447  $19.569  $17.179   $18.631  $14.973  $10.360   $19.393  $19.039  $17.368   $15.725
                               (b)  $19.193  $14.316  $12.668   $13.850  $11.220   $7.826   $14.767  $14.614  $13.438   $12.264

Ending number of AUs (000s)              45       45       50        55       58       66        91      110      103       131

Short Term Duration Bond Portfolio
Beginning AUV                  (a)  $12.932  $12.538  $12.677   $12.211  $10.927  $12.800   $12.390  $12.058  $12.053   $12.129
                               (b)   $9.942   $9.717   $9.904    $9.616   $8.674  $10.243    $9.995   $9.805   $9.879   $10.022

Ending AUV                     (a)  $12.831  $12.932  $12.538   $12.677  $12.211  $10.927   $12.800  $12.390  $12.058   $12.053
                               (b)   $9.786   $9.942   $9.717    $9.904   $9.616   $8.674   $10.243   $9.995   $9.805    $9.879

Ending number of AUs (000s)             124      130      180       184      186      198       298      398      538       816

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $12.882  $12.006  $12.305   $10.433   $8.619  $14.441   $14.571  $14.038  $13.835   $12.541
                               (b)   $9.731   $9.142   $9.445    $8.072   $6.722  $11.354   $11.548  $11.216  $11.142   $10.181

Ending AUV                     (a)  $18.526  $12.882  $12.006   $12.305  $10.433   $8.619   $14.441  $14.571  $14.038   $13.835
                               (b)  $13.882   $9.731   $9.142    $9.445   $8.072   $6.722   $11.354  $11.548  $11.216   $11.142

Ending number of AUs (000s)              15        4       14         8        9        8         9       14       16        42

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV                  (a)  $13.884  $12.688  $13.276   $10.958   $8.455  $14.160   $13.345  $11.902  $11.295   $10.015
                               (b)  $12.953  $11.933  $12.585   $10.472   $8.145  $13.750   $13.063  $11.744  $11.234   $10.014

Ending AUV                     (a)  $18.840  $13.884  $12.688   $13.276  $10.958   $8.455   $14.160  $13.345  $11.902   $11.295
                               (b)  $17.436  $12.953  $11.933   $12.585  $10.472   $8.145   $13.750  $13.063  $11.744   $11.234

Ending number of AUs (000s)               3        2        2         5        4        3        15       13       19         0

NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
Beginning AUV                  (a)  $11.191  $10.262   $9.817    $8.909   $7.415   $9.787   $10.028    N/A      N/A       N/A
                               (b)  $10.695   $9.886   $9.533    $8.721   $7.316   $9.735   $10.028    N/A      N/A       N/A

Ending AUV                     (a)  $13.221  $11.191  $10.262    $9.817   $8.909   $7.415    $9.787    N/A      N/A       N/A
                               (b)  $12.534  $10.695   $9.886    $9.533   $8.721   $7.316    $9.735    N/A      N/A       N/A

Ending number of AUs (000s)             365      395      459       538      726      881     1,181    N/A      N/A       N/A

JNF Equity Portfolio (inception date May 1, 2007)
Beginning AUV                  (a)   $9.625   $8.360   $8.388    $6.754   $5.073   $8.963   $10.012    N/A      N/A       N/A
                               (b)   $9.197   $8.053   $8.145    $6.611   $5.005   $8.915   $10.012    N/A      N/A       N/A

Ending AUV                     (a)  $12.925   $9.625   $8.360    $8.388   $6.754   $5.073    $8.963    N/A      N/A       N/A
                               (b)  $12.252   $9.197   $8.053    $8.145   $6.611   $5.005    $8.915    N/A      N/A       N/A

Ending number of AUs (000s)             346      399      451       502      602      732     1,051    N/A      N/A       N/A

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $14.020  $12.370  $12.304   $11.033   $9.203  $11.090   $10.383   $9.973    N/A       N/A
                               (b)  $13.291  $11.821  $11.852   $10.713   $9.010  $10.942   $10.327   $9.972    N/A       N/A

Ending AUV                     (a)  $13.863  $14.020  $12.370   $12.304  $11.033   $9.203   $11.090  $10.383    N/A       N/A
                               (b)  $13.037  $13.291  $11.821   $11.852  $10.713   $9.010   $10.942  $10.327    N/A       N/A

Ending number of AUs (000s)              62       66       57        39       85       21         4        0    N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $10.404  $10.012  $10.983    $8.944   $6.409  $11.563    $9.516  $10.104    N/A       N/A
                               (b)   $9.863   $9.568  $10.580    $8.685   $6.273  $11.409    $9.465  $10.104    N/A       N/A

Ending AUV                     (a)   $8.751  $10.404  $10.012   $10.983   $8.944   $6.409   $11.563   $9.516    N/A       N/A
                               (b)   $8.230   $9.863   $9.568   $10.580   $8.685   $6.273   $11.409   $9.465    N/A       N/A

Ending number of AUs (000s)               8       12       15        16       22       13        19       13    N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $16.357  $14.074  $13.424   $12.138   $9.431  $11.197   $10.733   $9.978    N/A       N/A
                               (b)  $15.506  $13.450  $12.931   $11.786   $9.232  $11.048   $10.675   $9.977    N/A       N/A

Ending AUV                     (a)  $15.009  $16.357  $14.074   $13.424  $12.138   $9.431   $11.197  $10.733    N/A       N/A
                               (b)  $14.115  $15.506  $13.450   $12.931  $11.786   $9.232   $11.048  $10.675    N/A       N/A

Ending number of AUs (000s)               2        4        4        14        9        3         2        2    N/A       N/A

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
                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:  (continued)
Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $14.122  $12.921  $12.273   $11.472  $10.064  $10.456   $10.234  $10.009    N/A       N/A
                               (b)  $13.387  $12.347  $11.822   $11.139   $9.850  $10.317   $10.179  $10.009    N/A       N/A

Ending AUV                     (a)  $13.996  $14.122  $12.921   $12.273  $11.472  $10.064   $10.456  $10.234    N/A       N/A
                               (b)  $13.162  $13.387  $12.347   $11.822  $11.139   $9.850   $10.317  $10.179    N/A       N/A

Ending number of AUs (000s)               2        2        3         6        3        0         1        1    N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $15.248  $14.461  $13.633   $12.384  $10.748  $10.994   $10.161  $10.000    N/A       N/A
                               (b)  $14.455  $13.819  $13.132   $12.025  $10.521  $10.847   $10.107   $9.999    N/A       N/A

Ending AUV                     (a)  $13.761  $15.248  $14.461   $13.633  $12.384  $10.748   $10.994  $10.161    N/A       N/A
                               (b)  $12.941  $14.455  $13.819   $13.132  $12.025  $10.521   $10.847  $10.107    N/A       N/A

Ending number of AUs (000s)              33       52       54        35       39       49        30        5    N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
Beginning AUV                  (a)  $14.533  $12.895  $12.654   $11.210   $8.105  $10.746   $10.529   $9.989    N/A       N/A
                               (b)  $13.777  $12.323  $12.189   $10.885   $7.933  $10.603   $10.473   $9.988    N/A       N/A

Ending AUV                     (a)  $15.152  $14.533  $12.895   $12.654  $11.210   $8.105   $10.746  $10.529    N/A       N/A
                               (b)  $14.250  $13.777  $12.323   $12.189  $10.885   $7.933   $10.603  $10.473    N/A       N/A

Ending number of AUs (000s)               4        5        6        28        8       11        19        7    N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $16.590  $15.471  $14.049   $13.179  $11.292  $12.318   $11.292  $11.370  $11.294   $10.516
                               (b)  $14.753  $13.868  $12.695   $12.004  $10.367  $11.401   $10.535  $10.694  $10.707   $10.050

Ending AUV                     (a)  $14.851  $16.590  $15.471   $14.049  $13.179  $11.292   $12.318  $11.292  $11.370   $11.294
                               (b)  $13.101  $14.753  $13.868   $12.695  $12.004  $10.367   $11.401  $10.535  $10.694   $10.707

Ending number of AUs (000s)             135      199      218       193      186      200       170      172      309       183

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV                  (a)  $11.330  $11.180  $11.280   $11.203  $10.539  $10.722   $10.407  $10.120  $10.011   $10.000
                               (b)  $10.570  $10.515  $10.694   $10.706  $10.152  $10.411   $10.187   $9.986   $9.957    $9.999

Ending AUV                     (a)  $11.236  $11.330  $11.180   $11.280  $11.203  $10.539   $10.722  $10.407  $10.120   $10.011
                               (b)  $10.399  $10.570  $10.515   $10.694  $10.706  $10.152   $10.411  $10.187   $9.986    $9.957

Ending number of AUs (000s)             102       66       66        67       51       72        81       46       65        44

Total Return Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $15.865  $14.682  $14.370   $13.480  $11.987  $11.600   $10.819  $10.566  $10.458   $10.112
                               (b)  $14.728  $13.739  $13.555   $12.818  $11.490  $11.208   $10.538  $10.374  $10.351   $10.088

Ending AUV                     (a)  $15.337  $15.865  $14.682   $14.370  $13.480  $11.987   $11.600  $10.819  $10.566   $10.458
                               (b)  $14.125  $14.728  $13.739   $13.555  $12.818  $11.490   $11.208  $10.538  $10.374   $10.351

Ending number of AUs (000s)             258      354      292       354      450      355       365      339      270       184

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST:
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV                  (a)  $13.298  $12.264  $11.758   $10.001   $8.905  $12.990   $13.103  $10.880  $10.456    $9.138
                               (b)  $14.104  $13.112  $12.672   $10.864   $9.751  $14.340   $14.582  $12.205  $11.823   $10.416

Ending AUV                     (a)  $16.894  $13.298  $12.264   $11.758  $10.001   $8.905   $12.990  $13.103  $10.880   $10.456
                               (b)  $17.775  $14.104  $13.112   $12.672  $10.864   $9.751   $14.340  $14.582  $12.205   $11.823

Ending number of AUs (000s)              73       74      119        84      101      129       195      428      243       193

Fund Portfolio (inception date January 2, 2001)
Beginning AUV                  (a)  $10.684   $9.855  $10.470    $9.175   $7.449  $11.509   $11.139   $9.708   $9.293    $8.490
                               (b)  $12.080  $11.233  $12.029   $10.626   $8.696  $13.545   $13.216  $11.610  $11.203   $10.324

Ending AUV                     (a)  $14.011  $10.684   $9.855   $10.470   $9.175   $7.449   $11.509  $11.139   $9.708    $9.293
                               (b)  $15.716  $12.080  $11.233   $12.029  $10.626   $8.696   $13.545  $13.216  $11.610   $11.203

Ending number of AUs (000s)              21       21       20        22       34       60       124      249      272       297

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV                  (a)  $14.867  $13.031  $13.490   $11.626   $7.367  $11.608   $11.149  $10.445   $10.003    N/A
                               (b)  $13.982  $12.353  $12.891   $11.199   $7.154  $11.362   $11.001  $10.389   $10.002    N/A

Ending AUV                     (a)  $16.391  $14.867  $13.031   $13.490  $11.626   $7.367   $11.608  $11.149   $10.445    N/A
                               (b)  $15.292  $13.982  $12.353   $12.891  $11.199   $7.154   $11.362  $11.001   $10.389    N/A

Ending number of AUs (000s)              21       27       28        82       41       57        57       71        0     N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV                  (a)  $11.934  $10.921  $11.762   $10.117   $8.191  $12.540   $12.073  $10.904   $10.057    N/A
                               (b)  $11.223  $10.353  $11.240    $9.746   $7.953  $12.275   $11.913  $10.846   $10.057    N/A

Ending AUV                     (a)  $15.623  $11.934  $10.921   $11.762  $10.117   $8.191   $12.540  $12.073   $10.904    N/A
                               (b)  $14.575  $11.223  $10.353   $11.240   $9.746   $7.953   $12.275  $11.913   $10.846    N/A

Ending number of AUs (000s)              10        8        8         7        7        7        10       19       12     N/A

ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $22.932  $21.614  $24.935   $19.457  $12.485  $22.319   $21.770  $18.234  $16.567   $14.758
                               (b)  $14.703  $13.969  $16.246   $12.778   $8.265  $14.895   $14.646  $12.365  $11.324   $10.169

Ending AUV                     (a)  $27.359  $22.932  $21.614   $24.935  $19.457  $12.485   $22.319  $21.770  $18.234   $16.567
                               (b)  $17.402  $14.703  $13.969   $16.246  $12.778   $8.265   $14.895  $14.646  $12.365   $11.324

Ending number of AUs (000s)              32       38       37        47       42       47        83      105       80       106

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $24.321  $21.925  $22.988   $19.343  $14.508  $20.205   $20.939  $18.373  $17.163   $13.929
                               (b)  $16.521  $15.014  $15.868   $13.459  $10.176  $14.286   $14.925  $13.201  $12.429   $10.169

Ending AUV                     (a)  $32.318  $24.321  $21.925   $22.988  $19.343  $14.508   $20.205  $20.939  $18.373   $17.163
                               (b)  $21.778  $16.521  $15.014   $15.868  $13.459  $10.176   $14.286  $14.925  $13.201   $12.429

Ending number of AUs (000s)              45       50       54        71       88      101       125      197      239       262

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV                  (a)  $17.177  $13.681  $17.630   $15.674  $10.936  $19.684   $20.971  $18.368  $16.249   $13.744
                               (b)  $11.911   $9.564  $12.423   $11.133   $7.830  $14.208   $15.259  $13.471  $12.013   $10.243

Ending AUV                     (a)  $20.151  $17.177  $13.681   $17.630  $15.674  $10.936   $19.684  $20.971  $18.368   $16.249
                               (b)  $13.863  $11.911   $9.564   $12.423  $11.133   $7.830   $14.208  $15.259  $13.471   $12.013

Ending number of AUs (000s)              50       61       62        73       86      102       204      221      196       183

VAN ECK VIP TRUST:
Emerging Markets Fund
Beginning AUV                  (a)  $27.742  $21.674  $29.597   $23.663  $11.256  $32.413   $23.887  $17.365  $13.341   $10.747
                               (b)  $25.380  $19.989  $27.515   $22.175  $10.633  $30.866   $22.931  $16.803  $13.012   $10.567

Ending AUV                     (a)  $30.644  $27.742  $21.674   $29.597  $23.663  $11.256   $32.413  $23.887  $17.365   $13.341
                               (b)  $27.812  $25.380  $19.989   $27.515  $22.175  $10.633   $30.866  $22.931  $16.803   $13.012

Ending number of AUs (000s)              91      102      130       188      254      269       317      472      531     6,379

Global Hard Assets Fund
Beginning AUV                  (a)  $31.820  $31.214  $37.886   $29.729  $19.137  $36.025   $25.135  $20.474  $13.689   $11.197
                               (b)  $27.861  $27.551  $33.709   $26.663  $17.301  $32.832   $23.093  $18.961  $12.778   $10.536

Ending AUV                     (a)  $34.683  $31.820  $31.214   $37.886  $29.729  $19.137   $36.025  $25.135  $20.474   $13.689
                               (b)  $30.126  $27.861  $27.551   $33.709  $26.663  $17.301   $32.832  $23.093  $18.961   $12.778

Ending number of AUs (000s)              34       37       46        57       69       95       152      126      188       150

Multi-Manager Alternatives Fund (inception date May 1, 2003)
Beginning AUV                  (a)  $10.167  $10.176  $10.558   $10.200   $9.084  $10.601   $10.332   $9.643   $9.759    $9.926
                               (b)   $9.477   $9.562  $10.001    $9.739   $8.743  $10.285   $10.106   $9.507   $9.698    $9.944

Ending AUV                     (a)  $10.532  $10.167  $10.176   $10.558  $10.200   $9.084   $10.601  $10.332   $9.643    $9.759
                               (b)   $9.739   $9.477   $9.562   $10.001   $9.739   $8.743   $10.285  $10.106   $9.507    $9.698

Ending number of AUs (000s)              37       34       30        29       40       53        89       81       18        10

Unconstrained Emerging Markets Bond Fund
Beginning AUV                  (a)  $19.081  $18.334  $17.192   $16.417  $15.709  $15.376   $14.214  $13.537  $14.156   $13.153
                               (b)  $13.905  $13.469  $12.731   $12.255  $11.820  $11.663   $10.869  $10.434  $10.998   $10.301

Ending AUV                     (a)  $17.090  $19.081  $18.334   $17.192  $16.417  $15.709   $15.376  $14.214  $13.537   $14.156
                               (b)  $12.355  $13.905  $13.469   $12.731  $12.255  $11.820   $11.663  $10.869  $10.434   $10.998

Ending number of AUs (000s)              43       50       67        74       88      152       272      180      240       252

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund (inception date April 8, 2005)

Beginning AUV                  (a)  $18.061  $15.557  $15.710   $11.754   $8.495  $15.484   $12.838  $11.355   $9.904     N/A
                               (b)  $16.976  $14.741  $15.005   $11.316   $8.245  $15.149   $12.661  $11.289   $9.903     N/A

Ending AUV                     (a)  $25.610  $18.061  $15.557   $15.710  $11.754   $8.495   $15.484  $12.838  $11.355     N/A
                               (b)  $23.881  $16.976  $14.741   $15.005  $11.316   $8.245   $15.149  $12.661  $11.289     N/A

Ending number of AUs (000s)             228      233      260       354      319      378       499      600      720     N/A

--------------------------------------------------------------------------------

                                     2013     2012     2011      2010     2009     2008      2007     2006     2005      2004
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VARIABLE TRUST: (continued)
Opportunity Fund
Beginning AUV                  (a)  $22.663  $19.896  $21.355   $17.499  $12.012  $20.336   $19.341  $17.478  $16.428   $14.093
                               (b)  $15.379  $13.610  $14.725   $12.163   $8.416  $14.363   $13.771  $12.544  $11.885   $10.277

Ending AUV                     (a)  $29.204  $22.663  $19.896   $21.355  $17.499  $12.012   $20.336  $19.341  $17.478   $16.428
                               (b)  $19.659  $15.379  $13.610   $14.725  $12.163   $8.416   $14.363  $13.771  $12.544   $11.885

Ending number of AUs (000s)             107      131      149       193      200      243       316      461      579       727

--------------------------------------------------------------------------------

                                   APPENDIX C
      Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                             Upon             Upon
State                                                   Premium Payment   Annuitization       Nonqualified       Qualified
-----                                                  ----------------  --------------      -------------      ----------
California ........................................                             X                  2.35%              0.50%

Maine..............................................            X                                   2.00%(1)

Nevada.............................................                             X                  3.50%

South Dakota.......................................            X                                   1.25%(2)

Texas .............................................            X                0.04%(3)           0.04%

West Virginia......................................                             X                  1.00%              1.00%

Wyoming............................................            X                                   1.00%


NOTE: The above tax deduction rates are as of January 1, 2013. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes".


-------------

1 Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

2 South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

3 Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

--------------------------------------------------------------------------------

           APPENDIX D--GUARANTEED MINIMUM WITHDRAWAL BENEFIT EXAMPLES
                    (no longer available as of May 1, 2012)

Example 1--Assume you select the Guaranteed Minimum Withdrawal Benefit rider when you purchase your Contract and your initial Purchase Payment is $100,000.

o Your Benefit Amount is $100,000, which is your initial Purchase Payment.

o Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

Example 2--If you make an additional Purchase Payment of $50,000, then

o Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Purchase Payment ($50,000).

o Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

Example 3--Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract year that follows the Waiting Period, then

o Your remaining Benefit Payments are $93,000, which is your Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

o Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

Example 4--Assume the same facts as Example 1. If you withdraw $50,000, and your Contract Value is $150,000 at the time of the withdrawal, then

o Since the withdrawal ($50,000) exceeds your Benefit Payment ($7,000), We recalculate your Benefit Payment as follows:

o The adjusted Benefit Payment is equal to the Benefit Payment ($7,000) prior to the withdrawal multiplied by the quantity of one (1) minus the ratio of the withdrawal ($50,000) divided by the Contract Value ($150,000) prior to the withdrawal.

o The adjusted Benefit Payment equals $4,667 [$7,000 times (1 minus $50,000/$150,000)]

Example 5--If you elect to "step-up" the benefit amount after the fifth year, assuming you have made no withdrawals, and your Contract Value at the time of step-up is $200,000, then

o We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

o Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

--------------------------------------------------------------------------------

APPENDIX E --EARNINGS PROTECTION BENEFIT RIDER EXAMPLES

      The following examples demonstrate how the Earnings Protection Benefit rider death benefit is calculated. Each example assumes a $100,000 initial Purchase Payment, a $25,000 Purchase Payment on the second Contract Anniversary, and no withdrawals. The examples also assume that the Contract is issued to one Owner who is age 60 on the issue date. Finally, each example assumes that the death of the Owner occurs on the 7th Contract Anniversary.

Market Increase Example

      The Contract Value as of the date We receive due proof of death of the Owner is $150,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                                                      $150,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                     $125,000
Contract Gain =                                                                                                       $25,000
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date     $125,000
of death, reduced by all Equivalency Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $25,000 or $125,000 =                                                                       $25,000

Base Death Benefit = 50% x Eligible Gain =                                                                            $12,500

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                               $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments         N/A
reduced by Withdrawals is greater than Contract Value =

Optional Gain = (40% x $100,000) =                                                                                    $40,000

Optional Death Benefit = 50% x Optional Gain =                                                                        $20,000

Total Death Benefit provided by the rider = $12,500 + $20,000 =                                                       $32,500

Market Decrease Example

      The Contract Value as of the date We receive due proof of death of the Owner is $104,000. The following benefit would be payable by the rider:

Base Death Benefit
Contract Value =                                                                                                      $104,000
Sum of all Purchase Payments reduced by Equivalency Withdrawals =                                                     $125,000
Contract Gain =                                                                                                          $0
All Purchase Payments applied to the Contract except Purchase Payments applied within 12 months prior to the date     $125,000
of death, reduced by all Equivalency Withdrawals during the life of the Contract =

Eligible Gain = Lesser of $0 or $125,000 =                                                                               $0

Base Death Benefit = 50% x Eligible Gain =                                                                               $0

Optional Death Benefit (paid in addition to the base death benefit) Optional Coverage Percentage =                      40%
Initial Purchase Payment less Equivalency Withdrawals =                                                               $100,000
Sum of all Purchase Payments reduced by withdrawals, less Contract Value, when the sum of all Purchase Payments       $21,000
reduced by Withdrawals is greater than Contract Value = $125,000 w $104,000 =

Optional Gain = 40% x $100,000 - $21,000 =                                                                            $19,000

Optional Death Benefit = 50% - Optional Gain =                                                                         $9,500

Total Death Benefit provided by the rider = $0 + $9,500 =                                                              $9,500

--------------------------------------------------------------------------------

                               PRIVACY NOTICE of
                   Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                       01/2014


We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their job and to others as permitted or required by law.


We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

     o   The Medical Information Bureau

     o   Consumer Reporting Agencies

     o   Service Providers who conduct marketing services on our behalf

     o   Motor Vehicle Bureaus

     o   Other Data Providers

Data we collect may include:

     o   Name, address, e-mail address, phone number

     o   Social Security Number

     o   Demographic Data

     o Health data (for life insurance buyers) or other data about illness, disability or injury

     o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted or required by law:

     o   Insurance companies, agents, reinsurers

     o   Group policyholders for purpose of reporting claims experience

     o   Medical Laboratories and Prescription or Pharmacy Database Managers

     o   Medical Information and Motor Vehicle Bureaus or similar institutions

     o   A court or governmental agency when there is a lawful request

     o   Law enforcement officials to  prevent criminal activity and/or fraud

     o   Service providers that perform marketing services for us

     o   Service providers that perform administrative services for us

     o   Joint Marketing Partners

     o   Unaffiliated Fund Families

     o   Unaffiliated Third Parties

     o   Our Affiliates

We do not share your health data with anyone without your written consent, unless permitted or required by law.

We use your health data to:

     o   Underwrite policies

     o   Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account. You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                            10350 Ormsby Park Place
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you. If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account F
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements


--------------------------------------------------------------------------------
                            (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-ADVTG-F-SAI-0514) dated May 1, 2014 for this Prospectus, please complete this form, detach, and mail to:

                   Jefferson National Life Insurance Company
                             Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account F fixed and variable annuity at the following address:

Name:___________________________________________________________________________
Mailing Address:________________________________________________________________
                                   Sincerely,

________________________________________________________________________________
                                  (Signature)
--------------------------------------------------------------------------------


                   Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233





(c) 2014, Jefferson National Life Insurance Company        JNL-ADVTG-PROS-F-0514

                      STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                      AND

                   JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

       ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                       PHONE: (866) 667-0561 (TOLL FREE)

                                  MAY 1, 2014

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account F (the "Separate Account"), dated May 1, 2014. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                               TABLE OF CONTENTS

                                                                    PAGE
GENERAL INFORMATION                                                 B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                             B-3

PUBLISHED RATINGS                                                   B-7

ADMINISTRATION                                                      B-7

ANNUITY PROVISIONS                                                  B-7

DISTRIBUTION                                                        B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS           B-8

FINANCIAL STATEMENTS                                                B-8

                              GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Our business address is 10350 Ormsby Park Place, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F:

Jefferson National Life Annuity Account F, also referred to as the "Separate Account", was established on September 26, 1997 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account F and prior to May 1, 1999 the Separate Account was known as Great American Reserve Variable Annuity Account F. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the Code",), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,500 for 2014 ($6,500 if age 50 or older by the end of 2014), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $129,000 for single filers, $191,000 for married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er) and $10,000 for married filing separately if you live with your spouse during the year. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,500 for 2014($6,500 if age 50 or older by the end of 2014). However, for single filers with modified adjusted gross income in excess of $114,000, but less than $129,000, the amount you may contribute is reduced. For married filing jointly, married filing separately if you do not live with your spouse during the year, or for a qualifying widow(er), your contribution limit is reduced if modified gross income is in excess of $181,000, but less than $191,000. For married filing separately if you live with your spouse during the year, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                               PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.



                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.



VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).



ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                              DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 10350 Ormsby Park Place, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


           ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account F, dated May 1, 2014.



                          FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

The report accompanying these financial statements was issued by BDO USA, LLP, a Delaware limited liability partnership and the U.S. member of BDO International Limited, a UK company limited by guarantee.

                              JEFFERSON NATIONAL LIFE
                              INSURANCE COMPANY

                              Statutory Basis Financial Statements
                              and Supplementary Information
                              Years Ended December 31, 2013, 2012 and 2011

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                    CONTENTS
================================================================================

INDEPENDENT AUDITOR'S REPORT                                                 3-4

STATUTORY BASIS FINANCIAL STATEMENTS:

  Statements of Admitted Assets, Liabilities and Capital and Surplus
    as of December 31, 2013 and 2012                                           5

  Statements of Operations for the Years Ended December 31,
    2013, 2012 and 2011                                                        6

  Statements of Changes in Capital and Surplus for the Years Ended
    December 31, 2013, 2012 and 2011                                           7

  Statements of Cash Flows for the Years Ended December 31,
    2013, 2012 and 2011                                                        8

  Notes to Statutory Basis Financial Statements                             9-37

INDEPENDENT AUDITOR'S REPORT ON SUPPLEMENTARY INFORMATION                     38

SUPPLEMENTARY INFORMATION:

  Selected Financial Data                                                  39-40

  Summary Investment Schedule

  Investment Risk Interrogatories

[BDO LOGO]              Tel: +212 885-8000            100 Park Avenue
                        Fax: +212 697-1299            New York, NY 10017
                        www.bdo.com

INDEPENDENT AUDITOR'S REPORT

Board of Directors
Jefferson National Life Insurance Company
Louisville, Kentucky

We have audited the accompanying statutory basis statements of admitted assets, liabilities and capital and surplus of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the related statutory basis statements of operations, changes in capital and surplus and cash flows for the years ended December 31, 2013, 2012 and 2011, and the related notes to the statutory basis financial statements.

MANAGEMENT'S RESPONSIBILITY FOR THE STATUTORY BASIS FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of these statutory basis financial statements in accordance with the financial reporting provisions prescribed by the Texas Department of Insurance. Management is also responsible for design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory basis financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on these statutory basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory basis financial statements. The procedures selected depend on the auditor's judgment, including the assessment of the risks of material misstatement of the statutory basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity's preparation and fair presentation of the statutory basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

[BDO LOGO]

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2, the statutory basis financial statements are prepared on the basis of the financial reporting provisions prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the accompanying statutory basis financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are described in Note 2.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matters described in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the statutory basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the financial position of Jefferson National Life Insurance Company as of December 31, 2013 and 2012, and the results of its operations, changes in its capital and surplus and its cash flows for the years ended December 31, 2013, 2012 and 2011 in accordance with the financial reporting provisions prescribed or permitted by the Texas Insurance Department, described in Note 2.

/s/ BDO USA, LLP

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS,
                      LIABILITIES AND CAPITAL AND SURPLUS
                   (DOLLARS IN THOUSANDS, EXCEPT SHARE DATA)
================================================================================

DECEMBER 31,                                                 2013          2012
---------------------------------------------------------------------------------
ADMITTED ASSETS
INVESTMENTS AND CASH:
  Bonds at amortized cost                             $   427,277   $   446,337
  Preferred stock                                           5,286         6,899
  Common stock                                              4,388         9,533
  Mortgage loan trusts                                     19,170        13,219
  Mortgage loans on real estate                             1,801         1,991
  Investment in real estate                                 1,245         1,060
  Policyholder loans                                        6,517         6,756
  Cash and short-term investments                          17,149        13,508
  Other invested assets                                         -         1,961
  Derivatives                                                   -            14
---------------------------------------------------------------------------------
      TOTAL INVESTMENTS AND CASH                          482,833       501,278
ACCRUED INVESTMENT INCOME                                   3,437         4,409
AMOUNTS RECOVERABLE ON REINSURANCE CEDED                    2,017         2,723
DEFERRED TAX ASSET                                            550           369
OTHER ADMITTED ASSETS                                       3,333         2,680
SEPARATE ACCOUNT ASSETS                                 2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL ADMITTED ASSETS                           $ 3,053,451   $ 2,259,354
=================================================================================
LIABILITIES AND CAPITAL AND SURPLUS
LIABILITIES:
Policy and contract reserves                          $   211,580   $   215,982
  Claim reserves                                              (44)         (109)
  Accounts payable and accrued expenses                       147           532
  Payable on reinsurance                                  181,416       191,581
  Due to parent and affiliates                                188         1,846
  Asset valuation reserve                                   2,849         2,711
  Interest maintenance reserve                              5,891         5,530
  Transfers from separate accounts                         (1,322)       (1,962)
  Borrowed money                                           36,379        44,700
  Other liabilities                                        15,639         9,172
  Separate account liabilities                          2,561,281     1,747,895
---------------------------------------------------------------------------------
      TOTAL LIABILITIES                                 3,014,004     2,217,878
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS:
  Common stock, $4.80 par value, 1,065,000 shares
    authorized, 1,043,565 shares issued and
    outstanding                                             5,009         5,009
  Paid-in surplus                                          42,165        42,165
  Unassigned deficit                                      (11,358)      (10,725)
  Special surplus funds                                     3,631         5,027
---------------------------------------------------------------------------------
      TOTAL CAPITAL AND SURPLUS                            39,447        41,476
---------------------------------------------------------------------------------
      TOTAL LIABILITIES, CAPITAL AND SURPLUS          $ 3,053,451   $ 2,259,354
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF OPERATIONS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012       2011
---------------------------------------------------------------------------------
REVENUES:
  Premium, annuity and other
    considerations                          $  741,073   $  420,804   $ 275,695
  Net investment income                         21,391       23,054      26,473
  Reserve adjustment on reinsurance
    ceded                                       (3,968)      (6,345)     (6,538)
  Commission and expense allowances on
    reinsurance ceded                            1,994        1,873       3,083
  Amortization of interest maintenance
    reserve                                        738          676         492
  Fee income                                     5,951        5,921       6,511
  Other revenues                                 9,002        7,037       6,060
---------------------------------------------------------------------------------
      TOTAL REVENUES                           776,181      453,020     311,776
---------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
  Annuity and surrender benefits               194,199      157,487     141,910
  Increase (decrease) in policy and
    contract reserves                           (4,479)         458       1,334
  Other benefits                                 3,139        3,768       3,606
  Commissions                                    1,357        1,667       1,751
  General and administrative expenses           18,831       15,280      17,622
  Taxes, licenses and fees                         433          437         135
  Net transfers to separate accounts           553,436      262,923     133,990
  Decrease in funds withheld                    13,248       10,605      10,608
  Interest maintenance reserve released
    on reinsurance transaction                  (3,505)           -           -
  Other expenses                                    92           80          80
---------------------------------------------------------------------------------
      TOTAL BENEFITS AND EXPENSES              776,751      452,705     311,036
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE FEDERAL INCOME TAX
        PROVISION AND NET REALIZED
        CAPITAL LOSSES                            (570)         315         740
FEDERAL INCOME TAX PROVISION                       181            -           -
---------------------------------------------------------------------------------
      INCOME (LOSS) FROM OPERATIONS
        BEFORE NET REALIZED CAPITAL
        LOSSES                                    (751)         315         740
NET REALIZED CAPITAL LOSSES, NET OF
  TRANSFERS TO IMR                                (342)      (3,242)     (5,532)
---------------------------------------------------------------------------------
NET LOSS                                    $   (1,093)  $   (2,927)  $  (4,792)
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               STATUTORY BASIS STATEMENTS OF CAPITAL AND SURPLUS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                           2013         2012        2011
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, BEGINNING OF YEAR      $   41,476   $   47,174   $  31,314
---------------------------------------------------------------------------------
Adjustments to surplus:
  Net loss                                      (1,093)      (2,927)     (4,792)
  Change in net unrealized capital gains
    (losses)                                       452          211        (591)
  Change in deferred income tax                    181      (19,478)      3,520
  Change in nonadmitted assets                     (35)      19,586      (3,524)
  Change in asset valuation reserve               (138)      (1,612)        (83)
  Paid-in surplus                                    -            -      15,175
  Change in surplus as a result of
    reinsurance, net of tax                     (1,396)      (1,478)     (2,330)
  Increase in surplus due to quasi
    reorganization                                   -            -       8,485
---------------------------------------------------------------------------------
      NET ADJUSTMENTS TO SURPLUS                (2,029)      (5,698)     15,860
---------------------------------------------------------------------------------
CAPITAL AND SURPLUS, END OF YEAR            $   39,447   $   41,476   $  47,174
=================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31,                                       2013            2012            2011
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Premiums collected net of reinsurance                  $ 741,073       $ 420,804       $ 275,695
  Net investment income                                     18,480          18,533          22,240
  Miscellaneous income                                      16,947          14,831          15,654
----------------------------------------------------------------------------------------------------
        TOTAL INCOME RECEIVED                              776,500         454,168         313,589
----------------------------------------------------------------------------------------------------
  Benefit and loss related payments                        200,765         167,396         152,875
  Net transfers to separate accounts                       552,796         262,030         132,775
  Commissions, expenses paid and aggregate
    write-ins for deductions                                30,348          28,055          30,359
  Federal and foreign income taxes paid                        369               -               -
----------------------------------------------------------------------------------------------------
        TOTAL OPERATING EXPENSES PAID                      784,278         457,481         316,009
----------------------------------------------------------------------------------------------------
        NET CASH USED IN
          OPERATING ACTIVITIES                              (7,778)         (3,313)         (2,420)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from investments sold, matured
    or repaid:
      Bonds and stocks                                     132,103         180,166         168,402
      Mortgage loans                                         1,378             617           1,065
      Derivatives                                                -               -             231
      Other invested assets                                  2,662           2,236             102
      Miscellaneous proceeds                                    61             334               -
----------------------------------------------------------------------------------------------------
        TOTAL INVESTMENT PROCEEDS                          136,204         183,353         169,800
----------------------------------------------------------------------------------------------------
  Cost of investments acquired:
    Bonds and stocks                                       (97,984)       (199,376)       (337,126)
    Mortgage loans                                          (7,173)              -            (875)
    Real estate                                               (529)              -            (609)
    Other invested assets                                        -          (1,033)           (491)
    Miscellaneous investments                                    -              (5)            (25)
----------------------------------------------------------------------------------------------------
        TOTAL COST OF INVESTMENTS ACQUIRED                (105,686)       (200,414)       (339,126)
----------------------------------------------------------------------------------------------------
  Net decrease in policy loans                                 203             444             705
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          INVESTING ACTIVITIES                              30,721         (16,617)       (168,621)
----------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES AND
  MISCELLANEOUS SOURCES:
    Borrowed money                                          (8,320)         (8,069)        (13,828)
    Net deposit-type contract fund and other
      liabilities                                               77           1,402          (1,408)
    Other cash applied                                     (11,059)         (7,333)            861
    Paid-in surplus                                              -               -          15,175
----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED IN)
          FINANCING ACTIVITIES AND
          MISCELLANEOUS SOURCES                            (19,302)        (14,000)            800
----------------------------------------------------------------------------------------------------
NET CHANGE IN CASH AND SHORT-TERM
  INVESTMENTS                                                3,641         (33,930)       (170,241)
CASH AND SHORT-TERM INVESTMENTS:
  Beginning of year                                         13,508          47,438         217,679
----------------------------------------------------------------------------------------------------
  End of year                                            $  17,149       $  13,508       $  47,438
====================================================================================================

                 SEE ACCOMPANYING NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

1. ORGANIZATION

Jefferson National Life Insurance Company (the "Company" or "JNL"), is a life insurance company founded in 1937 and domiciled in the State of Texas. The Company markets primarily variable annuities and, in 2005, launched a revolutionary flat insurance fee variable annuity called Monument Advisor.

The Company is licensed in all states and the District of Columbia except New York and is a wholly-owned subsidiary of Jefferson National Financial Corp. ("JN Financial").

The following states represented premiums collected in excess of 5% of total premiums in 2013, 2012 and 2011:

                                              2013          2012         2011
--------------------------------------------------------------------------------
California                                      12%           11%          10%
Florida                                         10%            8%           6%
Texas                                            8%           10%          11%
Massachusetts                                    6%            8%           9%
Ohio                                             6%           N/A          N/A
================================================================================

All outstanding shares of the Company are owned by the parent company, JN Financial, an insurance holding company incorporated in the State of Delaware. On December 30, 2011, a group of investors, along with certain members of management of JN Financial, consummated an $83,000 management buyout, the proceeds of which were used to acquire the outstanding shares of JN Financial and contribute $20,660 of capital to the Company.

2. BASIS OF PRESENTATION

The statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Texas Department of Insurance (the "Department"). Insurance companies domiciled in Texas are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures manual ("NAIC SAP"), subject to certain modifications prescribed or permitted by the Department ("Texas SAP"). Under NAIC SAP, furniture, fixtures and equipment are depreciated against net income with the undepreciated portion reported as a nonadmitted asset charged against surplus. Under Texas Insurance Code S841.004, furniture, labor-saving devices, machines and all other office equipment may be admitted for property acquired after December 31, 2000 and depreciated over a period not to exceed five years. The amount of admitted furniture and equipment was $890 and $1,072 at December 31, 2013 and 2012, respectively. The Department has the right to permit specific practices that deviate from prescribed practices.

Financial statements prepared in accordance with Texas SAP vary from financial statements prepared using accounting principles generally accepted in the United States of America ("GAAP") primarily because on a statutory basis:

o costs related to acquiring business, principally commissions, direct marketing costs and certain policy issue expenses, are charged to income in the year incurred, rather than capitalized and amortized in relation to premiums or gross profits;

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

o life insurance and annuity reserves are based on statutory mortality and interest requirements, without consideration of withdrawals and Company experience, whereas on a GAAP basis they are based on anticipated Company experience for lapses, mortality and investment yield;

o life insurance enterprises are required to establish a formula-based asset valuation reserve ("AVR") by a direct charge to surplus to offset potential investment losses, under GAAP provisions for investments are established as needed through a charge to income;

o realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserves and amortized into investment income over the remaining life of the investment sold, for GAAP such gains and losses are recognized in income at the time of the sale;

o bonds are carried principally at amortized cost, but at fair value for GAAP;

o the admission or nonadmission of deferred tax assets are determined under Statement of Statutory Accounting Principles ("SAP") No. 101, which differs from the valuation allowance determined under GAAP. The changes in deferred income taxes are not reported as a component of net income but rather as a charge to capital and surplus;

o assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP;

o premiums from interest sensitive and annuity policies are recognized as income, whereas under GAAP future policy liabilities are increased;

o deferred premium amounts are a function of the premium payment assumptions used in calculating the policy reserves, whereas on a GAAP basis, any deferred benefit premium amounts are netted against the liability for future policy benefits;

o goodwill and other intangibles are subject to certain limitations as admitted assets;

o securities lending transactions in which collateral is not available for the general use by the Company are not recorded on the balance sheet per SAP No. 91R. For GAAP, such transactions are accounted for as a secured borrowing and the collateral is recorded on the GAAP balance sheet as an asset and a liability;

o certain "nonadmitted assets" (principally receivables over 90 days, deferred tax assets, unauthorized reinsurance and prepaid expenses) must be excluded from admitted assets under statutory reporting through a charge to capital and surplus; and

o under GAAP, the Company applied push-down accounting related to the JN Financial's management buyout on December 30, 2011. The Company revalued its assets and liabilities as of the date of the transaction in accordance with GAAP applicable to business combinations. Push-down accounting is not permitted under Texas SAP.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

A reconciliation of net loss and capital and surplus of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31, 2013, 2012 and 2011 is as follows:

                                                  Net Loss                    Capital and Surplus
                                       -------------------------------  --------------------------------
                                           Year Ended December 31,                December 31,
                                       -------------------------------  --------------------------------
                                           2013       2012       2011       2013       2012       2011
--------------------------------------------------------------------------------------------------------
Statutory amounts                      $ (1,093)  $ (2,927)  $ (4,792)  $ 39,447   $ 41,476   $ 47,174
Add (deduct) adjustments:
  Investments                            (1,186)      (284)     1,875      7,897     26,220     15,010
  Deferred acquisition costs and
    valuation of business acquired          (18)      (141)    (2,365)    17,418     14,607     16,445
  Goodwill and other intangibles              -          -     (2,400)     5,218      5,218      4,146
  Nonadmitted assets                          -          -          -          -          -        136
  Policy reserves                           794      2,435      3,365     (1,099)    (1,938)    (4,399)
  Ceding commissions                     (1,396)    (1,478)    (2,329)         -          -          -
  Fixed assets                              146          -          -        146          -          -
  Deferred taxes                            118          -          -        (63)
  Other                                      (1)         4         (3)         4         10          4
--------------------------------------------------------------------------------------------------------
GAAP-basis amounts                     $ (2,636)  $ (2,391)  $ (6,649)  $ 68,968   $ 85,593   $ 78,516
========================================================================================================

                                       11

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

BONDS - Bonds not in default are generally stated at amortized cost using the interest method or at the lower of amortized cost or fair value for NAIC rated 6 securities. Mortgage-backed securities and structured securities not in default are stated at amortized cost, net of any other than temporary impairment, or the lower of amortized cost or fair value. Mortgage-backed securities are adjusted for changes in prepayment assumptions using the retrospective method. The retrospective method is used to value all securities except for interest only securities or securities where the yield had become negative; these are valued using the prospective method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from the broker at the date of purchase and are updated semi-annually based on market rate. Mortgage-backed and structured securities in default are valued at the lower of amortized cost (net of any other than temporary impairments) or undiscounted estimated future cash flows. Investment market valuations are prescribed by the NAIC.

Unrealized gains and losses on NAIC rated 6 bonds are recorded directly to unassigned surplus. If it is determined that a decline in fair value is other than temporary, the cost basis is written down and a realized loss is recognized.

PREFERRED STOCK - Redeemable preferred stocks that have characteristics of debt securities and are rated as higher or high quality (NAIC designation of 1 through 3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the Securities Valuation Office of the NAIC ("SVO") and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes. If it is determined that a decline in fair value is other than temporary, the cost of preferred stocks is written down and a realized loss is recognized.

POLICY LOANS - Policy loans are reported at unpaid balances.

SHORT-TERM INVESTMENTS - Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

MORTGAGE LOAN TRUSTS - Mortgage loan trusts are reported at the Company's pro rata share of the unpaid principal balances of the underlying mortgage loans in the trusts. The Company participates in ten trusts managed by Innovative Capital Advisors and has various ownership percentages in the trusts ranging from 6.52% to 30.77%. Impairment losses are recognized if the underlying mortgage loans were unable to collect all principal and interest payments according to the contractual terms of the agreement.

MORTGAGE LOANS ON REAL ESTATE - Mortgage loans are reported at unpaid principal balances, less any discounts and allowances for impairment. Mortgage loans include investments in wholly owned residential mortgage loans and is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.

DERIVATIVES - The Company held S&P puts that contain market risk since the market value is derived from movements in the S&P 500 and the expiration date of the contract. The Company purchased the puts to partially offset the impact of reserve changes in its guaranteed minimum

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

death benefit rider. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) line of the statements of operations.

OTHER INVESTED ASSETS - Other invested assets represented an investment in a limited partnership interest. The partnership wholly owned an LLC comprised of an interest rate swap and subordinate notes of a trust backed by collateral in the form of mortgage-backed securities. The position is reported at the Company's share of underlying equity of the investee. The position was sold in October 2013.

REAL ESTATE - The Company owns available-for-sale real estate resulting from the foreclosure of certain commercial and residential mortgage loans in a loan sharing trust purchased to provide asset diversification. The real estate is valued at the appraised value at the most recent appraisal date.

REALIZED GAINS AND LOSSES AND INTEREST MAINTENANCE RESERVE - Realized gains and losses (determined using the specific identification basis), net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statutory basis statements of operations.

ASSET VALUATION RESERVE - An AVR applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

NET INVESTMENT INCOME AND EXPENSES - Net investment income includes premium amortization, discount accretion, as well as interest and dividends received or accrued on investments. Net investment income is reported as earned and is presented net of related investment expenses.

SPECIAL SURPLUS FUNDS

Special surplus funds represent the unearned portion of ceding commissions received. Ceding commissions are recognized in income as the profits emerge, net of tax, on the underlying blocks of business.

POLICY AND CONTRACT RESERVES

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using specified interest rates and valuation methods in accordance with Department regulations.

LIFE RESERVES

Reserves for life contracts are primarily mean reserves based on mortality and interest rate assumptions (ranging from 2.25% to 6.00%), in accordance with Department regulations.

Premium deficiency reserves, if any, are recorded when it is probable that the expected future cost on policies will exceed the anticipated future premiums and interest income on those policies.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The Company waives the deduction of deferred fractional premiums upon the death of the insured and returns any portion of the final premium beyond the date of death. Reserves are never less than surrender values available at valuation date.

ANNUITY RESERVES

Reserves for contractual funds not yet used for the purchase of annuities are reserved for using the continuous version of the Commissioners Annuity Reserve Valuation Method ("CARVM"), in which the greatest present value of benefits considering voluntary and involuntary benefits streams is deemed sufficient to provide for benefits arising from the contracts. Calculations follow Actuarial Guideline 33, for the fixed annuities; and for the variable annuities, Actuarial Guideline 43 is followed. Reserves for life and disability insurance are based on mortality, morbidity, and interest rate assumptions in accordance with Department regulations.

Reserves for annuity contracts in the payout phase are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging from 4.00% to 13.25%), in accordance with Department regulations.

Transfers from separate accounts represent the difference between the account values held on the separate accounts and the statutory reserves required for these policies using the Commissioner's valuation reserve methodology.

REINSURANCE

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. A liability for reinsurance balances is provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves.

FEDERAL INCOME TAX

The Federal income tax provision included in the statutory basis statements of operations is based on taxes paid or anticipated to be paid or refunds expected to be received. The Company does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for unrecognized tax benefits. For the years ended December 31, 2013, 2012 and 2011, there was no interest or penalties recorded or included in the statutory basis statements of operations. As of December 31, 2013, the years still subject to examination by a taxing authority are 2010 through 2012.

DEFERRED INCOME TAXES

In 2013 and 2012, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse during a period not to exceed three years, plus (2) amounts not greater than threshold limitations contingent upon the Company's ratio of capital and surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

In 2011, deferred tax assets are limited to (1) the amount of Federal income taxes paid in prior years that can be recovered though loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus (2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

surplus excluding any net deferred tax assets, EDP equipment and operating system software and any net positive goodwill to its Risk-Based Capital Authorized Control Level, plus (3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.

The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes.

SEPARATE ACCOUNT ASSETS/LIABILITIES

Investments held in the separate accounts are stated at fair value. Participants' corresponding equity in the separate accounts is reported as a liability in the accompanying statements. Premiums and benefits related to the separate accounts are included in the accompanying statutory basis statements of operations as net transfers to (from) separate accounts. Investment gains (losses) in the separate accounts are offset by a change to the reserve liabilities in the respective separate accounts.

PREMIUMS AND ANNUITY CONSIDERATIONS

Insurance premiums and annuity considerations without mortality risks are recognized as income when due. Annuity considerations with mortality risks are recognized as revenue when received.

FEE INCOME

Fee income consists primarily of income from fees associated with investment management, administration and contract guarantees from separate accounts and is recognized as income when charged to the underlying account.

GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses are charged to expense as incurred. This includes direct expenses incurred by the Company and expenses allocated by JN Financial to the Company.

ESTIMATES

The preparation of statutory basis financial statements in accordance with Texas SAP requires management to make estimates and assumptions that affect the reported amounts in the statutory basis financial statements and accompanying notes. Actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior period balances have been reclassified to conform to the current year presentation.

NEW ACCOUNTING PRONOUNCEMENTS

SSAP NO. 103 - "ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES"

The NAIC adopted SSAP No. 103 effective January 1, 2013. SSAP No 103 will supersede SSAP No. 91R, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities", and incorporates guidance from Issue Paper No. 141. Upon the effective date of SSAP No. 103, GAAP and statutory measurement and reporting will be more closely aligned. Included in the revised statutory guidance is Accounting Standards Update ("ASU") 2011-03, which eliminated the presence of collateral as a consideration in determining the transferor's effective control. The Company adopted SSAP No. 103 effective January 1, 2013. The adoption of this guidance did not have any impact on the Company's results of operations, financial position or liquidity.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

4. INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2013 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,742   $   213   $   (58)   $  7,897
  States and political subdivisions                       3,586         5      (149)      3,442
  Corporate bonds                                       183,349     6,373    (5,901)    183,821
  Mortgage-backed securities:
    U.S. government agencies                             28,607       621      (851)     28,377
    Corporate                                           203,993    17,261    (1,008)    220,246
------------------------------------------------------------------------------------------------
                                                        427,277    24,473    (7,967)    443,783
Preferred stock                                           5,286        21      (227)      5,080
Common stock                                              4,388         -         -       4,388
------------------------------------------------------------------------------------------------
Total                                                  $436,951   $24,494   $(8,194)   $453,251
================================================================================================

The amortized cost and NAIC market value of investments in fixed maturity securities, preferred stock and common stock at December 31, 2012 are as follows:

                                                                   Gross Unrealized        NAIC
                                                      Amortized   ------------------     Market
                                                           Cost     Gains    Losses       Value
------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                                        $  7,659   $   351   $     -    $  8,010
  States and political subdivisions                       5,620       407        (8)      6,019
  Corporate bonds                                       186,239    14,858      (134)    200,963
  Mortgage-backed securities:
    U.S. government agencies                             23,464     1,633         -      25,097
    Corporate                                           223,355    15,892      (303)    238,944
------------------------------------------------------------------------------------------------
                                                        446,337    33,141      (445)    479,033
Preferred stock                                           6,899        68      (302)      6,665
Common stock                                              9,534         -        (1)      9,533
------------------------------------------------------------------------------------------------
Total                                                  $462,770   $33,209   $  (748)   $495,231
================================================================================================

As of December 31, 2013 and 2012, the Company had fixed maturity securities with a statement value of $12,956 and $12,905, respectively, on deposit with various state regulatory agencies. As of December 31, 2013 and 2012, the Company had mortgage-backed securities with a carrying value of $42,003 and $44,118, respectively, pledged as collateral to Federal Home Loan Bank of Dallas.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 2013 are as follows:

                                                                           NAIC
                                                         Amortized       Market
                                                              Cost        Value
--------------------------------------------------------------------------------
Due in one year or less                                   $    722     $    733
Due after one year through five years                       35,085       36,887
Due after five years through ten years                     123,167      122,737
Due after ten years                                         35,703       34,804
Mortgage-backed securities                                 232,600      248,622
--------------------------------------------------------------------------------
Total                                                     $427,277     $443,783
================================================================================

Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

For the years ended December 31, 2013, 2012 and 2011, proceeds from the sales and maturities of fixed maturity securities were $132,103, $180,166 and $168,402, respectively.

Net realized capital gains (losses) for 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31, 2013
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  5,489      $  (406)    $        -     $ 5,083
Preferred stock                                   -         (404)          (209)       (613)
Common stock                                      -            -            (51)        (51)
Mortgage loans                                    -            -            (48)        (48)
Derivatives                                       -          (14)             -         (14)
Real estate                                      24            -           (245)       (221)
Other invested assets                           126            -              -         126
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         5,639         (824)          (553)      4,262
Transfer to IMR                              (4,604)           -              -      (4,604)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  1,035      $  (824)    $     (553)    $  (342)
=============================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

YEAR ENDED DECEMBER 31, 2012
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  8,906      $(6,402)    $     (719)    $ 1,785
Preferred stock                                  35            -           (406)       (371)
Common stock                                      -            -         (1,977)     (1,977)
Mortgage loans                                   11            -              -          11
Derivatives                                       -        (335)              -        (335)
Real estate                                       -         (24)            (72)        (96)
Other invested assets                            52            -              -          52
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         9,004       (6,761)        (3,174)       (931)
Transfer to IMR                              (2,311)           -              -      (2,311)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $  6,693      $(6,761)    $   (3,174)    $(3,242)
=============================================================================================

YEAR ENDED DECEMBER 31, 2011
---------------------------------------------------------------------------------------------
                                              Gross
                                           Realized        Gross     Other Than
                                            Capital     Realized      Temporary
                                              Gains       Losses     Impairment       Total
---------------------------------------------------------------------------------------------
Bonds                                      $  2,943      $  (491)    $   (5,006)    $(2,554)
Preferred stock                                  40          (39)        (1,571)     (1,570)
Mortgage loans                                    -            -            (11)        (11)
Derivatives                                       -         (163)             -        (163)
---------------------------------------------------------------------------------------------
  Net realized capital gains (losses)         2,983         (693)        (6,588)     (4,298)
Transfer to IMR                              (2,548)           -          1,314      (1,234)
---------------------------------------------------------------------------------------------
Net realized capital gains (losses)        $    435      $  (693)    $   (5,274)    $(5,532)
=============================================================================================

During 2011, the Company recorded an impairment charge of $5,000 on a guaranteed investment contract ("IGA") issued by a Bermuda insurance company. The IGA had a par value of $25,000 and was classified as preferred stock. In addition, a $750 impairment charge was recorded on the IGA in 2011. The commutation of the IGA was completed in 2011, and the contract was exchanged for a government agency security and equity interests in certain corporate investments. The fair value of the government agency security and equity interests was $23,604 compared to the IGA book value of $24,455 resulting in a loss of $851 at commutation.

At December 31, 2013 and 2012, the Company held unrated or less-than-investment grade corporate bonds with an aggregate amortized cost of $16,373 and $16,886, respectively, with an aggregate fair value of $16,470 and $17,471, respectively. Those holdings amounted to 3.8% of the Company's investments in bonds at both December 31, 2013 and 2012, and 3.3% of the Company's total admitted assets at both December 31, 2013 and 2012. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DERIVATIVES

At December 31, 2012, the Company held S&P puts with a notional amount of $6,800, a cost of $491 and a market value of $14 which expired on June 28, 2013. The puts contained market risk since the market value was derived from movements in the S&P 500 and the expiration date of the contract. The Company reported the puts at fair value with the change in market value recognized in the net realized capital gain (loss) in the statutory basis statements of operations. In 2013, the Company reported realized losses of $14 and $335 related to the puts in the years ended December 31, 2013 and 2012, respectively.

NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2013, 2012 and 2011, including accrual of discount and amortization of premiums, arose from the following sources:

                                               2013         2012           2011
---------------------------------------------------------------------------------
Bonds                                      $ 20,383      $21,966     $   25,505
Preferred stock                                 409          511            730
Common stock                                    304          455            339
Mortgage loans on real estate                 1,025          986          1,126
Policy loans                                    398          422            461
Cash and short-term investments                   8            4              4
Other invested assets                           397          608            779
Miscellaneous investment income                  75            2              5
---------------------------------------------------------------------------------
  Total gross investment income              22,999       24,954         28,949
Investment expense                             (751)        (772)        (1,074)
Interest expense                               (857)      (1,128)        (1,402)
---------------------------------------------------------------------------------
Net investment income                      $ 21,391      $23,054     $   26,473
=================================================================================

There was no accrued investment income excluded from surplus during 2013, 2012 and 2011.

ANALYSIS OF UNREALIZED LOSSES ON FIXED MATURITY SECURITIES

The Company has a process in place to identify securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions, and other similar factors. This process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. At the end of each quarter, the Company's investment advisor reviews all securities where market value is less than an agreed upon percent of amortized cost for three months or more to determine whether impairments need to be taken.

The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position of the issuer, including the current and future impact of any specific events; and (3) the Company's ability and intent to hold the security to maturity or if it is more likely than not that the Company will be required to sell the security prior to recovery of its cost basis. To the extent the Company determines that a security is deemed to be other than temporarily impaired, the difference between amortized cost and fair value would be charged to operations.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if an impairment is other than temporary. These risks and uncertainties include (1) the risk that the Company's assessment of an issuer's ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) information, or fraudulent financial statements, could be provided to the Company's investment professionals who determine the fair value estimates and other than temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead it to change its intent to hold the security to maturity or until it recovers in value. Any of these situations could result in a charge to operations in a future period.

Unrealized losses on securities where the estimated fair value had declined and remained below amortized cost as of December 31, 2013 and 2012 follow:

DECEMBER 31, 2013
---------------------------------------------------------------------------------------------------------
                                    Less Than 12 Months     12 Months or More
                                     in Unrealized Loss    in Unrealized Loss            Total
                                   ----------------------  -------------------  -------------------------
                                       NAIC                   NAIC                   NAIC
                                     Market  Unrealized     Market  Unrealized     Market    Unrealized
                                      Value      Losses      Value      Losses      Value        Losses
---------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $  2,966  $     (149)   $     -  $        -  $   2,966  $       (149)
  States and political
    subdivisions                      3,535         (58)         -           -      3,535           (58)
Corporate bonds                      75,684      (4,844)     8,515      (1,057)    84,199        (5,901)
Mortgage-backed securities:
    U.S. government agencies         16,356        (851)         -           -     16,356          (851)
    Corporate                        15,705        (955)       564         (53)    16,269        (1,008)
---------------------------------------------------------------------------------------------------------
Total debt securities               114,246      (6,857)     9,079      (1,110)   123,325        (7,967)
Preferred stock                       4,015        (227)         -           -      4,015          (227)
Common stock                              -           -          -           -          -             -
---------------------------------------------------------------------------------------------------------
Total                             $ 118,261  $   (7,084)   $ 9,079  $   (1,110) $ 127,340  $     (8,194)
=========================================================================================================
Number of positions held                119                     10                    129
=========================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2012
---------------------------------------------------------------------------------------------------------
                                     Less Than 12 Months     12 Months or More
                                     in Unrealized Loss      in Unrealized Loss             Total
                                   -----------------------  --------------------  ------------------------
                                       NAIC                    NAIC                    NAIC
                                     Market   Unrealized     Market   Unrealized     Market    Unrealized
                                      Value       Losses      Value       Losses      Value        Losses
-----------------------------------------------------------------------------------------------------------
Fixed maturities:
  U.S. Treasury                    $      -   $        -    $     -   $        -  $       -   $         -
  States and political
    subdivisions                      1,492           (8)         -            -      1,492            (8)
Corporate bonds                      18,024         (134)         -            -     18,024          (134)
Mortgage-backed securities:
    U.S. government agencies              -            -          -            -          -             -
    Corporate                             -            -      9,763         (303)     9,763          (303)
-----------------------------------------------------------------------------------------------------------
Total debt securities                19,516         (142)     9,763         (303)    29,279          (445)
Preferred stock                           -            -      3,103         (302)     3,103          (302)
Common stock                              -            -      5,000           (1)     5,000            (1)
-----------------------------------------------------------------------------------------------------------
Total                              $ 19,516   $     (142)   $17,866   $     (606) $  37,382    $     (748)
===========================================================================================================
Number of positions held                 19                       5                      24
===========================================================================================================

5. POLICY AND CLAIM RESERVES

As of December 31, 2013 and 2012, the Company had $1,931,069 and $2,078,647,
respectively, of individual and group life insurance in force. On $282,725 and $215,782 of insurance in force as of December 31, 2013 and 2012, respectively, gross premiums were less than the net premiums according to the standard valuation set by the Department. The deficiency reserves to cover such insurance in force totaled $1,490 and $1,613 at December 31, 2013 and 2012, respectively. The Company has ceded 100% of its life reserves at December 31, 2013 and 2012.

Substantially all of the separate account business of JNL relates to individual variable annuities with non-guaranteed returns. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. However, JNL also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five-year options.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") -- Riders available on certain variable products of the Company provide an annuitization benefit equal to the largest contract value on any contract anniversary less any adjusted (proportional) partial withdrawals.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB") -- Riders available on certain variable products of the Company provide a withdrawal benefit that permits the policyholder to withdraw up to 7% of his premium base annually without incurring a surrender charge, after either a 2-year or 5-year waiting period from issue, and subject to a lifetime maximum of the total premium base.

GUARANTEED MINIMUM dEATH BENEFIT ("GMDB") -- These variable annuities generally provide an incidental death benefit of the greater of account value or premiums paid net of withdrawals. On some policy forms, the Company also provides an incidental death benefit equal to the greater of account value and premiums net of withdrawals accumulated at 5% ("5% roll-up benefit"), the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

greatest account value on any contract anniversary ("1-year ratchet") and on the account value reset every 7th anniversary ("7-year lookback").

At December 31, 2013, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     416,574  $      21,448  $       17,264
GMIB                                     14,958            259               -
GMWB                                      2,648              1               -
================================================================================

At December 31, 2012, the Company had the following with guaranteed benefits:

                                      Subjected                    Reinsurance
Benefit and Type of Risk          Account Value  Gross Reserve  Reserve Credit
--------------------------------------------------------------------------------
GMDB                              $     397,209  $      24,690  $       19,780
GMIB                                     15,167            695               4
GMWB                                      2,759              4               -
================================================================================

The following table provides information on the GMDB features outstanding at December 31, 2013 and 2012. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore the amounts listed are not mutually exclusive.). The net amount of risk which is defined as the current guaranteed minimum death benefit in excess of the current account balance at December 31, 2013 and 2012 is as follows:

                                                          2013            2012
--------------------------------------------------------------------------------
                                                       (in the event of death)
Return of net deposit:
  Account value                                        229,996         222,484
  Net amount at risk                                    16,851          22,649
  Average attained age of contract holders                  55              54
Return of net deposits plus a minimum return           181,911         169,968
Net amount at risk                                     115,813         139,697
Average attained age of contract holders                    64              63
Guaranteed minimum return                                    5%              5%
Highest specified anniversary account value minus:
  Withdrawals post-anniversary:
    Account value                                        4,667           4,756
    Net amount at risk                                     467             845
    Average attained age of contract holders                66              65
================================================================================

GMIB feature offers the contract holder annuitization at greater of annual ratchet value and then-current account value. Annuitization is prohibited for the first 7 to 15 contract years, with the exact restriction depending on the annuitant's age at issue. The separate account values are $14,423 and $14,555 at December 31, 2013 and 2012, respectively.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

GMWB features offer the contract holder annual withdrawal of set percentage of net contributions without incurring surrender charge, until the full amount of the net contribution is exhausted. Depending on which rider is purchased, annuitants are restricted from taking such withdrawals for either two or five years. There is a one-time option to step up the amount of the withdrawal basis.

Separate account balances attributable to variable annuity contracts with guarantees at December 31, 2013 and 2012 are as follows:

                                                                      2013        2012
----------------------------------------------------------------------------------------
Asset type:
  Domestic equity                                             $    234,179  $  194,502
  International equity                                              34,944      30,441
  Bonds                                                             29,906      46,246
  Balanced bond/equity                                              21,268      19,875
----------------------------------------------------------------------------------------
      Total                                                        320,297     291,064
Money market                                                        22,302      28,307
----------------------------------------------------------------------------------------
      Total                                                   $    342,599  $  319,371
========================================================================================
Percent of total variable annuity separate account values             13.4%       18.3%
========================================================================================

At December 31, 2013, annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                          2013
                                                              ----------------------------
                                                                    Amount    % of Total
------------------------------------------------------------------------------------------
A.      Subject to discretionary withdrawal:
    1.   With market value adjustment                         $        540             -%
    2.   At book value less current surrender charge of 5% or
         more                                                        5,779            .2
    3.   At fair value                                           2,559,386          84.9
------------------------------------------------------------------------------------------
    4.   Total with adjustment or at fair value                  2,565,705          85.1
    5.   At book value without adjustment (minimal or no
         charge or adjustment)                                     427,175          14.2
B.      Not subject to discretionary withdrawal                     21,260            .7
------------------------------------------------------------------------------------------
C.      Total (gross: direct + assumed)                          3,014,140         100.0%
                                                                              ============
D.      Reinsurance ceded                                         (247,079)
----------------------------------------------------------------------------
E.      Total (net) (C) + (D)                                 $  2,767,061
============================================================================

6. FAIR VALUE MEASUREMENTS

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

The following are the levels of the hierarchy and a brief description of the type of valuation inputs that are used establish each level:

o Pricing Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets that the Company's pricing sources have the ability to access. Since the valuations are

o Pricing Level 2 - Valuations based upon quoted prices for similar assets in active markets, quoted prices for identical or similar assets in inactive markets, or valuations based on market data.

o Pricing Level 3 - Valuations that are derived from techniques in which one or more of the significant inputs are unobservable, including broker quotes which are not binding.

The following describes the valuation techniques used by the Company to determine the fair value of financial instruments held as of December 31, 2013 and 2012:

U.S. GOVERNMENT AND U.S. GOVERNMENT AGENCIES

U.S. Government and U.S. Government agency securities are comprised primarily of bonds issued by the U.S. Treasury, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, Government National Mortgage Association and the Federal National Mortgage Association. The fair values of U.S. government securities are based on quoted market prices in active markets, and are included in the Level 1 fair value hierarchy. The Company believes the market for U.S. Treasury securities is an actively traded market given the high level of daily trading volume. The fair values of U.S. government agency securities are priced using the spread above the risk-free yield curve. As the yields for the risk-free yield curve and the spreads for these securities are observable market inputs, the fair values of U.S. government agency securities are included in Level 2 of the fair value hierarchy.

MORTGAGE-BACKED SECURITIES ("MBS")

These securities are priced by independent pricing services and/or NAIC or brokers. The pricing provider applies dealer quotes and other available trade information, prepayment speeds, yield curves and credit spreads to the valuation. As the significant inputs used to price the MBS are observable market inputs, the fair value of the MBS is included in the Level 2 fair value hierarchy. Mortgage-backed securities that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

CORPORATE BONDS

Corporate bonds are comprised of bonds issued by corporations. These securities are generally priced by NAIC or pricing services. The fair values of corporate bonds that are short-term are priced, by the pricing services, using the spread above the London Interbank Offered Rate ("LIBOR") yield curve and the fair value of corporate bonds that are long term are priced using the spread above the risk-free yield curve. The spreads are sourced from broker/dealers, trade prices and the new issue market. Where pricing is unavailable from pricing services, the Company obtains non-binding quotes from broker/dealers. As the significant inputs used to price corporate bonds are observable market inputs, the fair values of corporate bonds are included in Level 2 of the fair value hierarchy. Bonds that are priced using significant unobservable inputs such as modeling using discounted cash flows are included in Level 3 of the fair value hierarchy.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

EQUITIES

For public common and preferred stock, the Company receives prices from a nationally recognized pricing service that are based on observable market transactions and includes these estimates in the amount disclosed in Level 1. When current market quotes in active markets are unavailable for certain non-redeemable preferred stock held by the Company, the Company receives an estimate of fair value from the pricing service that provides fair value estimates for the Company's fixed maturities. The service utilizes some of the same methodologies to price the non-redeemable preferred stock as it does for the fixed maturities. The Company includes the estimate in the amount disclosed in Level 2. Equities that are priced using significant unobservable inputs, such as using EBITDA and revenue multiples, are included in Level 3 of the fair value hierarchy

CASH AND SHORT-TERM INVESTMENTS

The market value of cash and short-term investments is estimated to approximate the carrying value.

POLICY LOANS, MORTGAGE LOANS AND BORROWED MONEY

The fair value of policy loans, mortgage loans and borrowed money is estimated to approximate the carrying value.

POLICY AND CONTRACT RESERVES

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. These contracts are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

The fair values of other policyholder liabilities were calculated under 1,000 stochastically generated projection scenarios. In determining the fair value of liabilities, benefits and expenses less premiums under the scenarios were discounted at the approximate net investment earnings rate.

REAL ESTATE

The estimated fair value of real estate is based upon the most recent valuation conducted by a third-party appraiser.

DERIVATIVES

The estimated fair value of derivatives is determined by broker/dealers that make markets in such instruments.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities are stated at fair value based on the NAV of the underlying mutual funds, as determined by the fund manager.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2013 are as follows:

                                                                                                                    NAIC
                                                                                                                Carrying
Description                                              Level 1      Level 2      Level 3          Total          Value
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                             $          -   $  343,799   $   99,984   $    443,783   $    427,277
  Preferred stock                                          5,034           46            -          5,080          5,286
  Common stock                                             2,604            -        1,784          4,388          4,388
  Separate account assets                              2,561,281            -            -      2,561,281      2,561,281
  Cash and short-term investments                              -       17,149            -         17,149         17,149
--------------------------------------------------------------------------------------------------------------------------
                                                    $  2,568,919   $  360,994   $  101,768   $  3,031,681   $  3,015,381
==========================================================================================================================
LIABILITIES
Separate account liabilities                        $  2,561,201   $        -   $        -   $  2,561,281   $  2,561,281
==========================================================================================================================

Prior to 2013, the Company classified its investments in registered investment companies by the separate accounts as Level 2. The fair value of investments in registered management companies at December 31, 2013 was reclassified from Level 2 to Level 1.

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs for the year ended December 31, 2013:

                                                                 Total Gains   Total Gains
                            Balance at   Transfers   Transfers      (Losses)      (Losses)                              Balance at
                            January 1,        Into      Out of   Included in   Included in                                December
                                  2013     Level 3     Level 3        Income       Surplus   Purchases,        Sales      31, 2013
------------------------------------------------------------------------------------------------------------------------------------
Bonds                          $97,707           -           -   $     5,880   $       (58)  $   33,558   $  (37,103)  $    99,984
Preferred stock                    209           -           -          (209)            -            -            -             -
Common stock                     6,835           -           -           (51)            -            -       (5,000)        1,784
Other invested assets            1,961           -           -           126           452            -       (2,539)            -
====================================================================================================================================

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are as follows:

                                                                                                                              NAIC
                                                                                                                          Carrying
Description                                                      Level 1        Level 2      Level 3          Total          Value
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  Bonds                                                         $      -    $   381,326   $   97,707   $    479,033    $   446,337
  Preferred stock                                                  6,405             51          209          6,665          6,899
  Common stock                                                     2,698              -        6,835          9,533          9,533
  Other invested assets                                                -              -        1,961          1,961          1,961
  Derivatives                                                          -             14            -             14             14
  Separate account assets                                              -      1,747,895            -      1,747,895      1,747,895
  Cash and short-term investments                                      -         13,508            -         13,508         13,508
------------------------------------------------------------------------------------------------------------------------------------
                                                                $  9,103    $ 2,142,794   $  106,712   $  2,258,609    $ 2,226,147
====================================================================================================================================
LIABILITIES
Separate account liabilities                                    $      -    $ 1,747,895   $        -   $  1,747,895    $ 1,747,895
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The following table presents a reconciliation of the beginning and ending balances of assets measured at fair value on a recurring basis in the statement of admitted assets, liabilities and capital and surplus using significant unobservable inputs as of December 31, 2012 are as follows:

                                                                Total Gains   Total Gains
                            Balance at  Transfers    Transfers     (Losses)      (Losses)                        Balance at
                            January 1,       into       Out of  Included in   Included in                          December
                                  2012    Level 3      Level 3       Income       Surplus  Purchases      Sales    31, 2012
-----------------------------------------------------------------------------------------------------------------------------
Bonds                     $     87,245  $       -  $         -  $      (443) $      9,484  $  28,283  $ (26,862) $   97,707
Preferred stock                  1,505          -            -         (406)            -          -       (890)        209
Common stock                     7,288          -            -       (1,977)          634        890          -       6,835
Other invested assets            2,455          -            -            -          (452)         -        (42)      1,961
=============================================================================================================================

Amounts related to the Company's other financial instruments not measured at fair value on a recurring basis as of December 31, 2013 and 2012 are as follows:

DECEMBER 31, 2013
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       19,170   $   19,170
Mortgage loans on real estate                    1,801        1,801
Real estate                                      1,245        1,245
Policy loans                                     6,517        6,517
====================================================================
LIABILITIES
Policy and contract reserves            $      211,580   $  212,157
Borrowed money                                  36,379       36,379
====================================================================

DECEMBER 31, 2012
--------------------------------------------------------------------
                                        Carrying Value   Fair Value
--------------------------------------------------------------------
ADMITTED ASSETS
Mortgage loan trusts                    $       13,219   $   13,219
Mortgage loans on real estate                    1,991        1,991
Real estate                                      1,060        1,060
Policy loans                                     6,756        6,756
====================================================================
LIABILITIES
Policy and contract reserves            $      215,982   $  216,888
Borrowed money                                  44,700       44,700
====================================================================

7. BORROWED MONEY

The Company became a member of the Federal Home Loan Bank of Dallas (the "FHLB") in September 2008. These advances taken are both variable rate and fixed rate advances which range in maturity from two years to twenty years. The Company's intention is to use the proceeds from these advances to invest in highly-rated Residential Mortgage-backed Securities ("RMBS") which also qualify as collateral under the program. At December 31, 2013, the Company owned $2,604 of FHLB common stock and had pledged RMBS and certificates of deposit with a carrying value of $42,003 as collateral. At December 31, 2012, the Company owned $2,698 of FHLB capital stock and has pledged collateral of $44,118 in carrying value of RMBS securities. As of December 31, 2013, the Company had drawn $71,000 in FHLB advances with an unpaid balance of

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

$36,318. As of December 31, 2012, the Company had drawn $71,000 in FHLB advances with an unpaid balance of $44,616. The assets and liability were classified in the general account as the program was established to increase income on the current fixed income portfolio in the general account.

8. REINSURANCE

In 2002, the Company reinsured 100% of its life and accident and health business to Protective Life Insurance Company ("Protective"), Washington National Insurance Company ("WNIC") and Conseco Life Insurance Co. of Texas
("Conseco"). The total reserves transferred under these agreements were $306,064 and $313,962 for the years ended December 31, 2013 and 2012, respectively. As part of these transactions, the Company also transferred the related IMR balance and received ceding commissions. The gains on these transactions were recorded as an increase to surplus, as special surplus funds, net of tax. Protective, WNIC and Conseco provide for full servicing of these policies.

During 2004, the Company began to issue simplified-issue term life business. The risk is reinsured on both a coinsurance and modified coinsurance basis. In 2006, the Company ceded the remaining risk related to the simplified-issue term life business to Wilton Re. The gain on this transaction, primarily in the form of a ceding commission, was recorded as an increase to surplus, as special surplus funds. Wilton Re provides for full servicing of these policies. With the completion of this transaction, the Company retains no traditional life insurance risk.

The Company has reinsured a majority of the GMDB exposure to several reinsurers. The most significant arrangement cedes approximately $17,106 and $19,538 of its $17,253 and $19,772, respectively, GMDB reserves on subject policies to Connecticut General Life Insurance Company, a subsidiary of CIGNA Corporation for the years ended December 31, 2013 and 2012, respectively.

In 2010, the Company reinsured 100% of a closed fixed only annuity block originated by the Company prior to 2003 to Athene Life Re Ltd. ("Athene") on a coinsurance with funds withheld basis. The total reserves ceded under this agreement were $173,556 and $183,906 as of December 31, 2013 and 2012, respectively. As part of this transaction, the Company also transferred the related IMR balance and received a ceding commission of $12,408. The gain on this transaction was recorded as an increase to surplus, as special surplus funds, net of tax. The special surplus funds are reduced over time by the corresponding amortization of the IMR. The special surplus funds at December 31, 2013 and 2012 were $3,631 and $5,027, respectively. The Company retains the servicing of these policies in exchange for a per policy expense allowance from Athene.

The Company retains the primary obligation to the policyholder for reinsured policies. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. At December 31, 2013 and 2012, there is no reinsurance agreement in effect such that the amount of losses paid or accrued exceeds the total direct premium collected.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
==============================================================================

Amounts in the financial statements have been reduced for reinsurance ceded on life, annuity and accident and health policies as follows:

                                                 2013        2012        2011
-------------------------------------------------------------------------------
Premiums, annuity and fund deposits          $ 27,694    $ 31,440    $ 32,623
Policyholder benefits                          44,522      42,386      44,584
Change in insurance and annuity reserves      (19,612)    (16,472)    (19,592)
Policy and contract reserves                  550,690     571,025     588,353
==============================================================================

The Company entered into a reinsurance agreement with Scottish Re US, Inc. ("SRUS") effective January 1, 2005, whereby it ceded 30% of its reserves on select variable annuity contracts. The reinsurance on the fixed account portion of these contracts is on a coinsurance basis. The reinsurance on the separate account portion of these contracts is on a modified coinsurance basis upon which the Company maintains possession of the assets which support the reserves ceded. In January 2005, the Company transferred reserves of approximately $54,600, under the coinsurance portion of the contract, to SRUS and received a ceding commission of approximately $520, which was amortized to income over the expected life of the underlying business using the straight-line method.

On January 5, 2009 the Delaware Department of Insurance ("Delaware Department") issued an order of supervision against SRUS which, among other things, requires the Delaware Department's consent to any transaction outside the ordinary course of business and formalized certain reporting and processes already informally in place between SRUS and the Department. Effective June 23, 2011, the order of supervision was terminated by the Delaware Department, due to the improved financial condition demonstrated by SRUS. As of December 31, 2013, the balance of annuity business ceded to SRUS was approximately $56,100 under coinsurance. SRUS continues to maintain the capital ratios required by the reinsurance agreement. The Company continues to evaluate the financial condition of SRUS with respect to the Company's existing exposure. SRUS continues to perform under its contractual obligations to the Company. However, the Company cannot predict what changes in the status of SRUS's financial condition may have on its ability to take reserve credit for the business of SRUS in the future. If the Company were unable to take reserve credit for the business ceded to SRUS, it could have a material adverse impact on the Company's financial condition.

There was no liability for unsecured reserves ceded to unauthorized reinsurers during 2013 and 2012. During 2013, 2012 and 2011, the Company did not write off any reinsurance balances due and did not report any income or expense as a result of commutation of reinsurance.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The premium, annuity and other consideration amounts included in the statutory basis statements of operations for the years ended December 31, 2013, 2012 and 2011 were comprised of the following (not including considerations for supplementary contracts with life contingencies of $204, $483 and $54 as of December 31, 2013, 2012 and 2011, respectively):

YEAR ENDED DECEMBER 31,                       2013           2012            2011
-----------------------------------------------------------------------------------
Short duration contracts:
  Direct premiums                      $     3,428     $    3,998     $     4,652
  Reinsurance ceded                         (3,428)        (3,998)         (4,652)
-----------------------------------------------------------------------------------
    Total premiums                     $         -     $        -     $         -
===================================================================================
Long duration contracts:
  Direct premiums                      $   765,135     $  447,706     $   303,523
  Reinsurance assumed                            -             57              89
  Reinsurance ceded                        (24,266)       (27,442)        (27,971)
-----------------------------------------------------------------------------------
    Total premiums                     $   740,869     $  420,321     $   275,641
===================================================================================

9. COMMITMENTS AND CONTINGENCIES

Various lawsuits against the Company may arise in the ordinary course of the Company's business, some of which the Company may be indemnified for under certain agreements. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company.

As of December 31, 2013 and 2012, the Company has estimated probable recoveries through premium tax credits to be $484 and $495, respectively. The period over which the credits are realized varies by state but typically range from five to ten years.

10. FEDERAL INCOME TAXES

Current income taxes incurred for the years ended December 31, 2013, 2012 and 2011 consist of the following major components:

YEAR ENDED DECEMBER 31,                          2013          2012       2011
--------------------------------------------------------------------------------
Income tax expense on current year
  operating income                          $     181      $      -    $     -
Prior year overaccrual of tax                       -             -          -
--------------------------------------------------------------------------------
Current income taxes incurred               $     181      $      -    $     -
================================================================================

As of December 31, 2013, the Company had a balance of $11 in its policyholder surplus account under the provisions of the Internal Revenue Code.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Components of the deferred tax assets ("DTA") and deferred tax liabilities ("DTL") as of December 31, 2013 and 2012 are as follows:

                                                                   2013                                     2012
                                            --------------------------------------------  ------------------------------------------
                                                  Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
Gross deferred tax assets                      $    22,846   $      2,408   $    25,254   $     22,119   $     2,821   $    24,940
Gross deferred tax liabilities                         153              -           153            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
                                                    22,693          2,408        25,101         21,899         2,821        24,720
Less: Nonadmitted deferred tax
    assets                                               -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
    Net admitted deferred tax
      assets before statutory
      valuation allowance                           22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================
Increase (decrease) in
  nonadmitted gross deferred tax
  assets                                       $         -   $          -   $         -   $          -   $         -   $         -
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The main components and the change in deferred tax assets and deferred tax liabilities for the years ended December 31, 2013 and 2012 are as follows:

                                                               2013                                         2012
                                            --------------------------------------------  ------------------------------------------
DECEMBER 31,                                      Ordinary        Capital         Total       Ordinary       Capital         Total
------------------------------------------------------------------------------------------------------------------------------------
DTAs resulting from book/tax
  differences in:
    Net operating loss
      carryforward                             $     9,343   $          -   $     9,343   $     10,061   $         -   $    10,061
    Capital loss carryforward                            -          1,324         1,324              -         1,778         1,778
    Insurance reserves                               3,329              -         3,329          3,579             -         3,579
    Section 807(f) reserve basis
      change                                             4              -             4          1,639             -         1,639
    Proxy DAC                                       10,171              -        10,171          6,840             -         6,840
    Investments                                          -          1,084         1,084              -         1,043         1,043
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTAs                                  22,847          2,408        25,255         22,119         2,821        24,940
------------------------------------------------------------------------------------------------------------------------------------
Nonadmitted DTAs                                         -              -             -              -             -             -
------------------------------------------------------------------------------------------------------------------------------------
DTLs resulting from book/tax
  differences in:
    Fixed assets                                       105              -           105            154                         154
    Investments                                         49              -            49             66             -            66
------------------------------------------------------------------------------------------------------------------------------------
        Gross DTLs                                     154              -           154            220             -           220
------------------------------------------------------------------------------------------------------------------------------------
        Net admitted deferred tax
          assets before statutory
          valuation allowance                       22,693          2,408        25,101         21,899         2,821        24,720
Statutory valuation allowance                       22,143          2,408        24,551         21,530         2,821        24,351
------------------------------------------------------------------------------------------------------------------------------------
Net admitted deferred tax assets               $       550   $          -   $       550   $        369   $         -   $       369
====================================================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The significant book to tax differences in 2013, 2012 and 2011 are as follows:

                                                 2013         2012         2011
---------------------------------------------------------------------------------
Statutory income (loss) before taxes         $   (570)   $     315    $     740
Net realized capital losses                      (342)      (3,242)      (5,532)
---------------------------------------------------------------------------------
      Total pre-tax statutory loss           $   (912)   $  (2,927)   $  (4,792)
=================================================================================
Benefit/provision at Federal statutory
  rate (35%)                                 $   (319)   $  (1,024)   $  (1,677)
---------------------------------------------------------------------------------
Amounts related to prior years                      -            -       (4,546)
IMR/AVR                                           126          572         (172)
Tax exempt income / DRD                            (2)         102
Fines and penalties                                 6            2            9
True up DTA/other                                 (10)         348        6,386
---------------------------------------------------------------------------------
      Total adjustments                           120        1,024        1,677
---------------------------------------------------------------------------------
      Federal income tax benefit before
        change in statutory valuation
        allowance                                (199)           -            -
Change in statutory valuation allowance           199            -
---------------------------------------------------------------------------------
Net Federal tax expense                      $      -    $       -    $       -
=================================================================================

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A statutory valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. Adjustments to the statutory valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable.

As of December 31, 2013 and 2012, the Company had operating loss carryforwards of approximately $26,693 and $28,747 after write-off for amounts expected to expire unused, respectively, which begin to expire in 2018. As of December 31, 2013 and 2012, the Company had capital loss carryforwards of approximately $3,783 and $5,080, respectively.

As a result of the management buyout of JN Financial, certain net operating loss carryforwards are subject to the limitations of IRC Section 382. During 2013, the Company determined that the annual utilization of net operating loss carryforwards was limited to $2,053 per year. Accordingly, the Company determined that at least $20,230 of deferred tax assets resulting from net operating losses would expire unused. Such unused net operating losses have been excluded from the deferred tax asset balance as of December 31, 2013.

The Company has historically filed a separate life insurance company Federal income tax return. However, beginning with the 2013 tax year, is eligible to join the consolidated Federal tax return filing of its parent company, JN Financial.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

The amount of each component of the calculation, by tax character, of the Company's total adjusted capital ExDTA and the ExDTA Authorized Control Level ("ACL") RBC ratio at December 31, is as follows:

DECEMBER 31,                                                  2013         2012
---------------------------------------------------------------------------------
Total capital and surplus                                $  39,447   $   41,476
Adjustments:
  AVR                                                        2,849        2,711
  Furniture and equipment                                        -       (1,072)
Dividend liability                                               -            -
Sub AVR                                                          -            -
Sub dividend liability                                           -            -
P&C non-tabular discounts and/or alien insurance
  subsidiary - other                                             -            -
Hedging fair value adjustment                                    -            -
Credit for capital notes                                         -            -
---------------------------------------------------------------------------------
          Total adjusted capital                            42,296       43,115
Less: Deferred tax asset                                       550            -
---------------------------------------------------------------------------------
          Total adjusted capital ExDTA                   $  41,746   $   43,115
=================================================================================
Authorized control level risk-based capital              $   3,776   $    4,400
=================================================================================
Total adjusted capital ExDTA/Authorized control
  level risk-based capital                                   1,105%         980%
=================================================================================

11. RELATED PARTY TRANSACTIONS

Effective July 1, 2006, the Company entered into a service agreement with JN Financial. These agreements covered certain general and administrative expenses. During 2013, 2012 and 2011, operating expenses of $17,761, $14,577 and $17,053, respectively, were charged to the Company and are reflected in the accompanying statutory basis statements of operations. Amounts due to JN Financial were $188 and $1,846 at December 31, 2013 and 2012, respectively. The terms of the agreement require that these amounts be charged at least quarterly and settled within 30 days.

Effective May 2003, the Company entered into two servicing agreements with its affiliate, Jefferson National Securities Corporation ("JNSC"). The Paymaster Agreement stipulates that the Company will pay all commissions associated with the issuance of variable contracts through JNSC and the Company agrees to reimburse JNSC for all variable commissions paid. The Distribution Agreement stipulates that JNSC agrees to be the distributor of variable contracts for the Company and the Company agrees that it will reimburse the costs it incurs to distribute these contracts. The total amount reimbursed in 2013, 2012 and 2011 under these agreements was $2,066, $1,718 and $1,024, respectively.

Effective July 2007, JN Financial, the Company's parent, created a new subsidiary, JNF Advisors, Inc. ("JNA"). Beginning in May 2007, JNA became the advisor for several variable insurance trust mutual funds offered by the Company offered through its variable annuity products.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Effective February 17, 2011, the Company formed 435 Management LLC as its subsidiary. 435 Management LLC owns certain real estate as a result of foreclosures on residential loans owned by the Company.

The Company has not made any other guarantees or undertakings for the benefit of an affiliate which would result in a material contingent exposure of the Company's or any affiliated insurer's assets or liabilities.

During 2013 and 2012, the Company did not own any common shares of an upstream intermediate or ultimate parent, either directly or indirectly via a downstream subsidiary, controlled or affiliated company.

12. SEPARATE ACCOUNTS

Separate account assets and related policy liabilities represent the segregation of funds deposited by variable annuity policyholders. Policyholders bear the investment performance risk associated with these annuities. Separate account assets are invested at the direction of the policyholders, primarily in mutual funds. Separate account assets are reported at fair value based primarily on quoted market prices.

Substantially all separate account liabilities are non-guaranteed. However, the Company also has minimal guaranteed separate accounts that are subject to a market value adjustment with one, three and five year options. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2013 and 2012 are as follows:

YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------
                                                            2013                         2012
                                             -----------------------------   -------------------------------
                                                  Separate           Non-          Separate           Non-
                                             Accounts With     Guaranteed     Accounts With     Guaranteed
                                                Guarantees       Separate        Guarantees       Separate
                                                Nonindexed       Accounts        Nonindexed       Accounts
------------------------------------------------------------------------------------------------------------
Premiums, deposits and other
  considerations                             $           -   $    740,882    $            -    $   416,490
============================================================================================================
For accounts with assets at market value     $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================
Reserves for separate accounts by
  withdrawal characteristics:
    Subject to discretionary
      withdrawal:
        With market value adjustment         $         490   $          -    $          495    $         -
        At market value                                  -      2,557,687                 -      1,743,940
    Not subject to discretionary
      withdrawal                                         -          1,782                 -          1,498
------------------------------------------------------------------------------------------------------------
          Total separate account
            liabilities                      $         490   $  2,559,469    $          495    $ 1,745,438
============================================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Amounts transferred to non-guaranteed separate accounts in the statutory basis statements of operations of the separate accounts and the general account for the years ended December 31, 2013, 2012 and 2011 are as follows:

YEAR ENDED DECEMBER 31,                               2013       2012       2011
----------------------------------------------------------------------------------
Transfers to separate accounts                    $740,899   $416,499   $274,742
Transfers from separate accounts                   189,888    155,570    142,228
----------------------------------------------------------------------------------
Net transfers to separate accounts                $551,011   $260,929   $132,514
==================================================================================

13. EMPLOYEE BENEFITS

The Company provides certain life insurance benefits for a limited number of currently retired employees who worked for the Company prior to 2002. These benefits are generally set at fixed amounts. All retirees in this plan are fully vested. The liability for these plans was $276 and $319 at December 31, 2013 and 2012, respectively, and was included in other liabilities. The expenses for these plans were $21 and $11 at December 31, 2013 and 2012, respectively. The discount rate used in determining the benefit obligation was 5.25% .

14. CAPITAL AND SURPLUS

The maximum amount of dividends which can be paid by the State of Texas life insurance companies to shareholders without prior approval of the Commissioner is the greater of statutory net gain from operations before realized capital gains or losses for the preceding year or 10% of statutory surplus as regards policyholders at the end of the preceding year. Any such dividend must also be paid from earned surplus as calculated by a formula created by the Texas Department of Insurance. Statutory net income from operations before federal income taxes and realized capital gains or losses for 2013 was $(570). Statutory surplus with regards to policyholders as of December 31, 2013 was $39,447. The Company had no earned surplus as of December 31, 2013. The maximum dividend payout which may be made without prior approval in 2013 is $-0-.

The Company received downstream capital contributions from JN Financial totaling $23,660 in 2011.

At December 28, 2011, the Company was granted permission from the Texas Department of Insurance to restate unassigned surplus to zero under SSAP 72, "Quasi-Reorganization", limited to the amount of gross paid in and contributed surplus reported by the Company. The Company restated the unassigned surplus to $(6,505), representing the unamortized ceding commission included in special surplus funds that will amortize into net income in future years. This restatement was granted as (1) an 80% or greater change in ultimate ownership of the Company occurred six months prior to the approval, and (2) there was a substantive change to the business plan to focus exclusively on marketing products to fee-based advisors. As a result, $8,485 of the $23,660 of paid-in capital was shown as an increase in surplus due to quasi reorganization in the statutory basis statement of capital and surplus in 2011.

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                 NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)
================================================================================

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2013, 2012 and 2011, the Company meets its RBC requirements.

15. SUBSEQUENT EVENTS

The Company's management has performed subsequent events procedures through March 31, 2014, which is the date the statutory basis financial statements were available to be issued, and other than disclosed below, there were no other subsequent events requiring adjustments to the statutory basis financial statements or disclosures as stated herein.

INDEPENDENT AUDITOR'S REPORT
  ON SUPPLEMENTARY INFORMATION

Board of Directors of
  Jefferson National Life Insurance Company

Our audits of the basic statutory basis financial statements included in the preceding section of this report were performed for the purpose of forming an opinion on those statements taken as a whole. The supplementary information presented in the following section of this report is presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and the National Association of Insurance Commissioners' Accounting Practices and Procedures Manual and is not a required part of the basic statutory basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements. The information has been subjected to the auditing procedures applied in the audits of the basic statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the basic statutory basis financial statements or to the basic statutory basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the basic statutory basis financial statements taken as a whole.

/s/ BDO USA, LLP

New York, New York

March 31, 2014

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
----------------------------------------------------------------------------------
GROSS INVESTMENT INCOME EARNED (EXCLUDING AMORTIZATION OF THE IMR):
  Government bonds                                                     $     258
  Other bonds (unaffiliated)                                              20,125
  Preferred stock (unaffiliated)                                             409
  Common stock                                                               304
  Mortgage loans on real estate                                            1,025
  Policy loans                                                               398
  Cash and short-term investments                                              8
  Other invested assets                                                      397
  Miscellaneous investment income                                             75
----------------------------------------------------------------------------------
      GROSS INVESTMENT INCOME                                          $  22,999
==================================================================================
BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
  Bonds by maturity - statement value:
  Due within one year or less                                          $  15,551
  Over 1 year through 5 years                                             91,502
  Over 5 years through 10 years                                          179,959
  Over 10 years through 20 years                                          72,067
  Over 20 years                                                           75,388
----------------------------------------------------------------------------------
      TOTAL BY MATURITY                                                $ 434,467
==================================================================================
BONDS BY CLASS - STATEMENT VALUE:
  Class 1                                                              $ 348,401
  Class 2                                                                 71,373
  Class 3                                                                 14,472
  Class 4                                                                      -
  Class 5                                                                    221
  Class 6                                                                      -
----------------------------------------------------------------------------------
      TOTAL BY CLASS                                                   $ 434,467
==================================================================================
Total bonds publicly traded                                            $ 298,805
Total bonds privately placed                                             135,662

Preferred stocks - statement value                                         5,286
Short-term investments - book value                                        7,190
Cash on deposit                                                            9,958
==================================================================================
LIFE INSURANCE IN-FORCE:
  Ordinary                                                             $     246
==================================================================================

                   JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                            SELECTED FINANCIAL DATA
                             (DOLLARS IN THOUSANDS)
================================================================================

DECEMBER 31, 2013
---------------------------------------------------------------------------------------
LIFE INSURANCE POLICIES WITH DISABILITY PROVISION IN-FORCE:
  Ordinary                                                                  $  81,708
  Group life                                                                    1,661

SUPPLEMENTARY CONTRACTS IN FORCE:
  Ordinary - not involving life contingencies - amount of income payable        1,361
  Ordinary - involving life contingencies - amount of income payable            1,992
  Group - not involving life contingencies - amount of income payable             104
  Group - involving life contingencies - amount of income payable                 376

ANNUITIES:
  Ordinary:
    Immediate - amount of income payable                                          328
    Deferred - fully paid account balance                                      17,294
    Deferred - not fully paid --account balance                             2,861,961
=======================================================================================

  ANNUAL STATEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE
                                    COMPANY
                          SUMMARY INVESTMENT SCHEDULE

                                                                                            Admitted Assets as Reported
                                                       Gross Investment Holdings              in the Annual Statement
                                                       -----------------------------------------------------------------------------
                                                            1            2            3            4            5            6
                                                                                              Securities
                                                                                                Lending
                                                                                              Reinvested       Total
                                                                                              Collateral  (Col. 3 + 4)
                  Investment Categories                   Amount     Percentage     Amount      Amount        Amount     Percentage
------------------------------------------------------------------------------------------------------------------------------------
1.  Bonds:
    1.1    U.S. treasury securities ...................   7,742,280        1.603    7,742,280          0      7,742,280       1.604
    1.2    U.S. government agency obligations
             (excluding mortgage-backed securities):
           1.21   Issued by U.S. government
                    agencies ..........................                    0.000                                      0       0.000
           1.22   Issued by U.S. government sponsored
                    agencies ..........................                    0.000                                      0       0.000
    1.3    Non-U.S. government (including Canada,
             excluding mortgaged-backed securities) ...   3,012,626        0.624    3,012,626          0      3,012,626       0.624
    1.4    Securities issued by states, territories,
             and possessions and political
             subdivisions in the U.S. :
           1.41   States, territories and possessions
                    general obligations ...............                    0.000                                      0       0.000
           1.42   Political subdivisions of states,
                    territories and possessions and
                    political subdivisions general
                    obligations .......................                    0.000                                      0       0.000
           1.43   Revenue and assessment
                    obligations .......................   3,585,923        0.742    3,585,923          0      3,585,923       0.743
           1.44   Industrial development and similar
                    obligations .......................                    0.000                                      0       0.000
    1.5    Mortgage-backed securities (includes
             residential and commercial MBS):
           1.51   Pass-through securities:
                  1.511  Issued or guaranteed by
                           GNMA .......................     451,355        0.093      451,355          0        451,355       0.093
                  1.512  Issued or guaranteed by FNMA
                           and FHLMC ..................  22,706,916        4.701   22,706,916          0     22,706,916       4.703
                  1.513  All other ....................                    0.000                                      0       0.000
           1.52   CMOs and REMICs:
                  1.521  Issued or guaranteed by
                           GNMA, FNMA, FHLMC or VA ....   5,448,794        1.128    5,448,794          0      5,448,794       1.129
                  1.522  Issued by non-U.S.
                           Government issuers and
                           collateralized by
                           mortgage-backed securities
                           issued or guaranteed by
                           agencies shown in Line
                           1.521 ......................                    0.000                                      0       0.000
                  1.523  All other .................... 203,992,637       42.233  203,992,637          0    203,992,637      42.249
2.  Other debt and other fixed income securities
      (excluding short-term):
    2.1    Unaffiliated domestic securities (includes
             credit tenant loans and hybrid
             securities) .............................. 137,333,199       28.433  137,333,199          0    137,333,199      28.443
    2.2    Unaffiliated non-U.S. securities
             (including Canada) .......................  43,003,734        8.903   43,003,734          0     43,003,734       8.907
    2.3    Affiliated securities ......................                    0.000                                      0       0.000
3.  Equity interests:
    3.1    Investments in mutual funds ................                    0.000                                      0       0.000
    3.2    Preferred stocks:
           3.21   Affiliated ..........................                    0.000                                      0       0.000
           3.22   Unaffiliated ........................   5,285,560        1.094    5,285,560          0      5,285,560       1.095
    3.3    Publicly traded equity securities
             (excluding preferred stocks):
           3.31   Affiliated ..........................                    0.000                                      0       0.000
           3.32   Unaffiliated ........................                    0.000                                      0       0.000
    3.4    Other equity securities:
           3.41   Affiliated ..........................                    0.000                                      0       0.000
           3.42   Unaffiliated ........................   4,388,374        0.909    4,388,374          0      4,388,374       0.909
    3.5    Other equity interests including tangible
             personal property under lease:
           3.51   Affiliated ..........................                    0.000                                      0       0.000
           3.52   Unaffiliated ........................                    0.000                                      0       0.000
4.  Mortgage loans:
    4.1    Construction and land development ..........                    0.000                                      0       0.000
    4.2    Agricultural ...............................                    0.000                                      0       0.000
    4.3    Single family residential properties .......   1,801,118        0.373    1,801,118                 1,801,118       0.373
    4.4    Multifamily residential properties .........                    0.000                                      0       0.000
    4.5    Commercial loans ...........................  19,170,197        3.969   19,170,197                19,170,197       3.970
    4.6    Mezzanine real estate loans ................                    0.000                                      0       0.000
5.  Real estate investments:
    5.1    Property occupied by company ...............                    0.000            0                         0       0.000
    5.2    Property held for production of income
             (including $ 0 of property acquired in
             satisfaction of debt).....................                    0.000            0                         0       0.000
    5.3    Property held for sale (including $ 0
             property acquired in satisfaction of
             debt) ....................................   1,245,085        0.258    1,245,085                 1,245,085       0.258
6.  Contract loans ....................................   6,696,293        1.386    6,516,688                 6,516,688       1.350
7.  Derivatives .......................................                    0.000            0                         0       0.000
8.  Receivables for securities ........................                    0.000            0                         0       0.000
9.  Securities Lending (Line 10, Asset Page
      reinvested collateral) ..........................                    0.000            0        XXX            XXX         XXX
10. Cash, cash equivalents and short-term
      investments .....................................  17,148,416        3.550   17,148,416          0     17,148,416       3.552
11. Other invested assets .............................                    0.000                                      0       0.000
                                                        ----------------------------------------------------------------------------
12. Total invested assets                               483,012,507      100.000  482,832,902          0    482,832,902     100.000

                                                 SI01

                                                                      [BAR CODE]

                 SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
                      For The Year Ended December 31, 2013
                            (To Be Filed by April 1)

Of The JEFFERSON NATIONAL LIFE INSURANCE COMPANY
ADDRESS (City, State and Zip Code) Louisville , KY 40223
NAIC Group Code 3381           NAIC Company Code 64017
Federal Employer's Identification Number (FEIN) 75-0300900

The Investment Risks Interrogatories are to be filed by April 1. They are also to be included with the Audited Statutory Financial Statements.

Answer the following interrogatories by reporting the applicable U.S.
dollar amounts and percentages of the reporting entity's total admitted assets held in that category of investments.

   1.   Reporting entity's total admitted assets as reported
        on Page 2 of this annual statement........................  $492,169,816

   2.   Ten largest exposures to a single issuer/borrower/investment.

                    1                                                2                               3                  4
                                                                                                                Percentage of Total
                 Issuer                                   Description of Exposure                  Amount         Admitted Assets
        ------------------------------------------------------------------------------------   ---------------  -------------------
 2.01   FG Q19003 ...........                   BOND                                           $   18,500,954                  3.8%
 2.02   ABSHE 2004-HE8 M1 ...                   BOND                                           $   13,665,100                  2.8%
 2.03   RAMP 2004-RZ2 AI6 ...                   BOND                                           $   11,508,508                  2.3%
 2.04   SUGER 2012-1A D .....                   BOND                                           $    7,896,220                  1.6%
 2.05   BATLN 2013-4A D .....                   BOND                                           $    7,379,239                  1.5%
 2.06   ALM 2013-7R2A D .....                   BOND                                           $    7,054,704                  1.4%
 2.07   FORE 2007-1A B ......                   BOND                                           $    7,015,295                  1.4%
 2.08   WTFRT 2007-1A B .....                   BOND                                           $    6,698,754                  1.4%
 2.09   OCP 2012-2A E .......                   BOND                                           $    6,200,427                  1.3%
 2.10   JFIN 2012-1A C ......                   BOND                                           $    6,112,007                  1.2%

   3. Amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC designation.

              Bonds                       1              2                      Preferred Stocks                  3             4
        -----------------          ---------------  ------------          -----------------------------     --------------   ------
 3.01   NAIC-1 ..........          $   348,400,796          70.8%    3.07 P/RP-1                            $                   0.0%
 3.02   NAIC-2 ..........          $    71,373,112          14.5%    3.08 P/RP-2                            $    3,605,560      0.7%
 3.03   NAIC-3 ..........          $    14,471,915           2.9%    3.09 P/RP-3                            $    1,680,000      0.3%
 3.04   NAIC-4 ..........          $                         0.0%    3.10 P/RP-4                            $                   0.0%
 3.05   NAIC-5 ..........          $       221,307           0.0%    3.11 P/RP-5                            $                   0.0%
 3.06   NAIC-6 ..........          $                         0.0%    3.12 P/RP-6                            $                   0.0%

  4.    Assets held in foreign investments:
 4.01   Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?        Yes [ ] No [X]
        If response to 4.01 above is yes, responses are not required for interrogatories 5 - 10.
 4.02   Total admitted assets held in foreign investments .....................................             $138,225,711       28.1%
 4.03   Foreign-currency-denominated investments ..............................................             $                   0.0%
 4.04   Insurance liabilities denominated in that same foreign currency .......................             $                   0.0%

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  5.    Aggregate foreign investment exposure categorized by NAIC sovereign designation:

                                                                                                1                     2
                                                                                       -----------------     ------------------
 5.01   Countries designated NAIC-1 ...............................................    $     134,779,973                   27.4%
 5.02   Countries designated NAIC-2 ...............................................    $       3,445,738                    0.7%
 5.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

  6.    Largest foreign investment exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 6.01   Country 1: CAYMAN ISLANDS..................................................    $      90,990,578                   18.5%
 6.02   Country 2: NETHERLANDS.....................................................    $      10,646,495                    2.2%
        Countries designated NAIC - 2:
 6.03   Country 1: MEXICO..........................................................    $       2,453,563                    0.5%
 6.04   Country 2: BRAZIL..........................................................    $         992,175                    0.5%
        Countries designated NAIC - 3 or below:
 6.05   Country 1: ................................................................    $                                    0.0%
 6.06   Country 2: ................................................................    $                                    0.0%

                                                                                               1                     2
                                                                                       -----------------     ------------------
  7.    Aggregate unhedged foreign currency exposure ..............................    $                                    0.0%

  8.    Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
 8.01   Countries designated NAIC-1 ...............................................    $                                    0.0%
 8.02   Countries designated NAIC-2 ...............................................    $                                    0.0%
 8.03   Countries designated NAIC-3 or below ......................................    $                                    0.0%

 9.     Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign designation:

                                                                                               1                     2
                                                                                       -----------------     ------------------
        Countries designated NAIC - 1:
 9.01   Country 1: ................................................................    $                                    0.0%
 9.02   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 2:
 9.03   Country 1: ................................................................    $                                    0.0%
 9.04   Country 2: ................................................................    $                                    0.0%
        Countries designated NAIC - 3 or below:
 9.05   Country 1: ................................................................    $                                    0.0%
 9.06   Country 2: ................................................................    $                                    0.0%

 10.    Ten largest non-sovereign (i.e. non-governmental) foreign issues:


                         1                                       2                             3                     4
                      Issuer                             NAIC Designation
        ---------------------------------------------------------------------------    -----------------     ------------------
 10.01  SUGAR 201-1A D ....................     1AM                                    $       7,896,220                    1.6%
 10.02  BATLN 2013-4A D ...................     1AM                                    $       7,379,239                    1.5%
 10.03  ALM 2013-7R2A D ...................     1FE                                    $       7,054,704                    1.4%
 10.04  FORE 2007-1A B ....................     1FE                                    $       7,015,295                    1.4%
 10.05  WTFRT 2007-1A B ...................     1AM                                    $       6,698,754                    1.4%
 10.06  OCP 2012-2A E .....................     1AM                                    $       6,200,427                    1.3%
 10.07  JFIN 2012-1A C ....................     1FE                                    $       6,112,007                    1.2%
 10.08  SYMP 2006-2A B ....................     1FE                                    $       6,096,014                    1.2%
 10.09  CENT9 2005-9A A2 ..................     1FE                                    $       6,057,650                    1.2%
 10.10  CENT11 2006-11A A2 ................     1FE                                    $       5,196,460                    1.1%

                                     285.1

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  11.   Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged
        Canadian currency exposure:
 11.01  Are assets held in Canadian investments less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 11.01 is yes, detail is not required for the remainder of interrogatory 11.

                                                                                               1                     2
                                                                                       -----------------     ------------------
 11.02  Total admitted assets held in Canadian investments ........................    $                                    0.0%
 11.03  Canadian-currency-denominated investments .................................    $                                    0.0%
 11.04  Canadian-denominated insurance liabilities ................................    $                                    0.0%
 11.05  Unhedged Canadian currency exposure .......................................    $                                    0.0%

  12.   Report aggregate amounts and percentages of the reporting entity's total admitted assets held in investments with contractual sales restrictions:

 12.01  Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 12.01 is yes, responses are not required for the remainder of Interrogatory 12.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
 12.02  Aggregate statement value of investments with contractual sales
        restrictions ..............................................................    $                                    0.0%
        Largest three investments with contractual sales restrictions:
 12.03  ...........................................................................    $                                    0.0%
 12.04  ...........................................................................    $                                    0.0%
 12.05  ...........................................................................    $                                    0.0%

  13.   Amounts and percentages of admitted assets held in the ten largest equity interests:

 13.01  Are assets held in equity interests less than 2.5% of the reporting entity's total admitted assets?           Yes [X] No [ ]
        If response to 13.01 above is yes, responses are not required for the remainder of Interrogatory 13.

                                                   1                                           2                     3
                                                 Issuer
        ---------------------------------------------------------------------------    -----------------     ------------------
 13.02  ...........................................................................    $                                    0.0%
 13.03  ...........................................................................    $                                    0.0%
 13.04  ...........................................................................    $                                    0.0%
 13.05  ...........................................................................    $                                    0.0%
 13.06  ...........................................................................    $                                    0.0%
 13.07  ...........................................................................    $                                    0.0%
 13.08  ...........................................................................    $                                    0.0%
 13.09  ...........................................................................    $                                    0.0%
 13.10  ...........................................................................    $                                    0.0%
 13.11  ...........................................................................    $                                    0.0%

                                     285.2

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY


    14. Amounts and percentages of the reporting entity's total admitted assets held in nonaffiliated, privately placed equities:

  14.01 Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 14.01 above is yes, responses are not required for the remainder of Interrogatory 14.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  14.02 Aggregate statement value of investments held in nonaffiliated,
        privately placed equities .................................................    $                                    0.0%
        Largest three investments held in nonaffiliated, privately placed equities:
  14.03 ...........................................................................    $                                    0.0%
  14.04 ...........................................................................    $                                    0.0%
  14.05 ...........................................................................    $                                    0.0%

    15. Amounts and percentages of the reporting entity's total admitted assets held in general partnership interests:
  15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity's total
        admitted assets?                                                                                              Yes [X] No [ ]

        If response to 15.01 above is yes, responses are not required for the remainder of Interrogatory 15.

                                               1                                               2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  15.02 Aggregate statement value of investments held in general partnership
        interests .................................................................    $                                    0.0%
        Largest three investments in general partnership interests:
  15.03 ...........................................................................    $                                    0.0%
  15.04 ...........................................................................    $                                    0.0%
  15.05 ...........................................................................    $                                    0.0%

    16. Amounts and percentages of the reporting entity's total admitted assets held in mortgage loans:

  16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity's total admitted assets?     Yes [ ] No [X]

        If response to 16.01 above is yes, responses are not required for the remainder of Interrogatory 16 and Interrogatory 17.

                                             1                                                 2                     3
                       Type (Residential, Commercial, Agricultural)
        ---------------------------------------------------------------------------    -----------------     ------------------
  16.02 RESIDENTIAL ...............................................................    $         655,260                    0.1%
  16.03 COMMERCIAL ................................................................    $         634,162                    0.1%
  16.04 COMMERCIAL ................................................................    $         616,477                    0.1%
  16.05 COMMERCIAL ................................................................    $         530,781                    0.1%
  16.06 COMMERCIAL ................................................................    $         516,632                    0.1%
  16.07 COMMERCIAL ................................................................    $         505,576                    0.1%
  16.08 COMMERCIAL ................................................................    $         433,787                    0.1%
  16.09 COMMERCIAL ................................................................    $         419,635                    0.1%
  16.10 COMMERCIAL ................................................................    $         388,506                    0.1%
  16.11 COMMERCIAL ................................................................    $         359,058                    0.1%

                                     285.3

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

        Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                        Loans
                                                                                       -----------------     ------------------
  16.12 Construction loans ........................................................    $                                    0.0%
  16.13 Mortgage loans over 90 days past due ......................................    $                                    0.0%
  16.14 Mortgage loans in the process of foreclosure ..............................    $         576,647                    0.1%
  16.15 Mortgage loans foreclosed .................................................    $         528,694                    0.1%
  16.16 Restructured mortgage loans ...............................................    $       1,952,895                    0.4%

    17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                               Residential                             Commercial                           Agricultural
     Loan to Value            1               2                      3                4                   5             6
---------------------  --------------    ----------          ----------------  -------------          ------------   ----------
  17.01 above 95% ...  $                        0.0%         $        248,176            0.1%         $                     0.0%
  17.02 91 to 95% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.03 81 to 90% ...  $                        0.0%         $                           0.0%         $                     0.0%
  17.04 71 to 80% ...  $      658,389           0.1%         $      3,106,273            0.6%         $                     0.0%
  17.05 below 70% ...  $    1,107,789           0.2%         $     15,850,718            3.2%         $                     0.0%

    18. Amounts and percentages of the reporting entity's total admitted assets held in each of the five largest investments in real estate:

  18.01 Are assets held in real estate reported less than 2.5% of the reporting entity's total admitted assets?       Yes [X] No [ ]

        If response to 18.01 above is yes, responses are not required for the remainder of Interrogatory 18.

        Largest five investments in any one parcel or group of contiguous parcels of real estate.


                                        Description
                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  18.02 ...........................................................................    $                                    0.0%
  18.03 ...........................................................................    $                                    0.0%
  18.04 ...........................................................................    $                                    0.0%
  18.05 ...........................................................................    $                                    0.0%
  18.06 ...........................................................................    $                                    0.0%

    19. Report aggregate amounts and percentages of the reporting entity's  total admitted assets held in investments held in mezzanine real estate loans:

  19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity's
        total admitted assets?                                                                                        Yes [X] No [ ]

        If response to 19.01 is yes, responses are not required for the remainder  of Interrogatory 19.

                                             1                                                 2                     3
        ---------------------------------------------------------------------------    -----------------     ------------------
  19.02 Aggregate statement value of investments held in mezzanine real estate
        loans: ....................................................................    $                                    0.0%
        Largest three investments held in mezzanine real estate loans:
  19.03 ...........................................................................    $                                    0.0%
  19.04 ...........................................................................    $                                    0.0%
  19.05 ...........................................................................    $                                    0.0%

                                     285.4

 SUPPLEMENT FOR THE YEAR 2013 OF THE JEFFERSON NATIONAL LIFE INSURANCE COMPANY

  20.   Amounts and percentages of the reporting entity's total admitted assets subject to the following types of agreements:

                                                                                               At End of Each Quarter
                                                             At Year End         1st Quarter        2nd Quarter         3rd Quarter
                                                             1          2             3                  4                   5
                                                         ---------  ---------   -------------      -------------        ------------
 20.01  Securities lending agreements (do not include
         assets held as collateral for such
         transactions) ...............................   $                0.0%  $                  $                    $
 20.02  Repurchase agreements ........................   $                0.0%  $                  $                    $
 20.03  Reverse repurchase agreements ................   $                0.0%  $                  $                    $
 20.04  Dollar repurchase agreements .................   $                0.0%  $                  $                    $
 20.05  Dollar reverse repurchase agreements .........   $                0.0%  $                  $                    $

  21.   Amounts and percentages of the reporting entity's total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

                                                                   Owned                            Written
                                                              1              2                3                4
                                                         ------------    ----------     --------------   --------------
 21.01  Hedging ......................................   $                      0.0%    $                           0.0%
 21.02  Income generation ............................   $                      0.0%    $                           0.0%
 21.03  Other ........................................   $                      0.0%    $                           0.0%

  22.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards:

                                                                                               At End of Each Quarter
                                                               At Year End         1st Quarter       2nd Quarter       3rd Quarter
                                                              1            2            3                 4                 5
                                                         ----------  ---------    -------------    ----------------    -----------
 22.01  Hedging ......................................   $        0       0.0%    $                $                   $
 22.02  Income generation ............................   $        0       0.0%    $                $                   $
 22.03  Replications .................................   $        0       0.0%    $                $                   $
 22.04  Other ........................................   $        0       0.0%    $                $                   $

  23.   Amounts and percentages of the reporting entity's total admitted assets of potential exposure for futures contracts:

                                                               At Year End                         At End of Each Quarter
                                                         --------------------------     --------------------------------------------
                                                                                         1st Quarter      2nd Quarter    3rd Quarter
                                                              1              2                3                4              5
                                                         ------------    ----------     --------------   --------------  -----------
 23.01  Hedging ......................................   $          0           0.0%    $                $               $
 23.02  Income generation ............................   $                      0.0%    $                $               $
 23.03  Replications .................................   $                      0.0%    $                $               $
 23.04  Other ........................................   $                      0.0%    $                $               $

                                     285.5

JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners
December 31, 2013

                                       Jefferson National Life Annuity Account F

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2013

===================================================================================================================================
JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F                                                                                      PAGE
Statement of Assets and Liabilities as of December 31, 2013 ................................................................      2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2013 ....................................     12
Statements of Operations and Changes in Net Assets for the year ended December 31, 2012 ....................................     30
Notes to Financial Statements ..............................................................................................     48
Report of Independent Registered Public Accounting Firm ....................................................................     72

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2013

====================================================================================================================================
                                                                                                SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Interest adjustment account - Cash account ............................................                               $   489,696
   Investments in portfolio shares, at net asset value (Note 2):
     The Alger Portfolios:
       Capital Appreciation Portfolio ....................................................   134,113.957   $ 6,574,851     9,845,305
       Large Cap Growth Portfolio ........................................................    76,237.181     3,261,156     4,786,933
       Mid Cap Growth Portfolio ..........................................................   255,886.086     3,156,554     4,695,509
       Small Cap Growth Portfolio ........................................................    54,707.840     1,592,061     1,785,665
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio .......................................................    28,532.206       614,629       793,194
     American Century Variable Portfolios, Inc:
       Balanced Fund .....................................................................   256,733.463     1,790,576     2,074,406
       Income & Growth Fund ..............................................................   308,838.388     1,941,342     2,832,049
       Inflation Protection Fund .........................................................    40,546.311       475,167       423,710
       International Fund ................................................................   136,405.719     1,051,955     1,464,998
       Value Fund ........................................................................   511,353.276     2,831,689     4,320,935
     Columbia Funds Variable Series Trust:
       CVP Seligman Global Technology Fund ...............................................    66,259.157     1,357,391     1,677,019
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...................................................    24,307.220       350,744       452,114
     The Dreyfus Socially Responsible Growth Fund, Inc. ..................................    40,610.043     1,020,162     1,790,091
     Dreyfus Stock Index Fund ............................................................   213,408.424     6,267,159     8,715,600
     Dreyfus Variable Investment Fund:
       International Value Portfolio .....................................................   119,942.435     1,279,228     1,417,720
     Federated Insurance Series:
       High Income Bond Fund II ..........................................................   194,187.338     1,259,061     1,388,440
       Managed Volatility Fund II ........................................................   104,166.310       980,481     1,177,080
     Guggenheim Variable Insurance Funds:
       CLS AdvisorOne Amerigo Fund .......................................................     6,028.267       208,578       254,814
       CLS AdvisorOne Clermont Fund ......................................................    15,275.104       399,325       409,526
       Long Short Equity Fund ............................................................     7,401.988        88,368       108,587
       Rydex Banking Fund ................................................................     5,489.692        82,012        79,436
       Rydex Basic Materials Fund ........................................................     7,379.738       192,530       183,165
       Rydex Biotechnology Fund ..........................................................    24,541.433     1,042,703     1,418,741
       Rydex Consumer Products Fund ......................................................     6,787.211       372,023       386,464
       Rydex Dow 2X Strategy Fund ........................................................       906.544        77,379       154,086
       Rydex Electronics Fund ............................................................     1,640.040        60,007        63,633
       Rydex Energy Fund .................................................................    21,010.869       634,987       651,126
       Rydex Energy Services Fund ........................................................    18,714.950       384,773       412,478
       Rydex Europe 1.25X Strategy Fund ..................................................     2,340.365        36,692        43,811
       Rydex Financial Services Fund .....................................................    19,426.635       362,467       389,504
       Rydex Government Long Bond 1.2X Strategy Fund .....................................    13,193.254       184,040       148,952
       Rydex Health Care Fund ............................................................     7,230.145       279,324       353,554
       Rydex Internet Fund ...............................................................     5,389.209       102,258       115,814
       Rydex Inverse Dow 2X Strategy Fund ................................................     9,509.368       141,622        41,461
       Rydex Inverse Government Long Bond Strategy Fund ..................................        20.940           294           223
       Rydex Inverse NASDAQ-100(R) Strategy Fund .........................................       652.802         7,380         4,001
       Rydex Inverse Russell 2000(R) Strategy Fund .......................................         9.702           197           105
       Rydex Inverse S&P 500 Strategy Fund ...............................................     5,703.112       125,690       111,268
       Rydex Japan 2X Strategy Fund ......................................................     2,940.976        79,781        84,142
       Rydex Leisure Fund ................................................................     1,518.080       122,227       144,840
       Rydex Mid Cap 1.5X Strategy Fund ..................................................    14,237.383       426,430       505,000
       Rydex NASDAQ-100(R) Fund ..........................................................    41,661.217       990,162     1,265,250
       Rydex NASDAQ-100(R) 2X Strategy Fund ..............................................    18,305.388       632,808       830,882
       Rydex Nova Fund ...................................................................     8,263.847       751,808     1,087,605
       Rydex Precious Metals Fund ........................................................    42,366.812       474,271       283,434
       Rydex Real Estate Fund ............................................................     5,655.089       184,053       172,029
       Rydex Retailing Fund ..............................................................     4,783.728        97,600        97,445
       Rydex Russell 2000(R) 1.5X Strategy Fund ..........................................     2,475.610       107,994       128,162

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                             SHARES           COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex S&P 500 2X Strategy Fund ................................................        3,881.362   $    673,452   $   915,380
       Rydex S&P 500 Pure Growth Fund ................................................       14,574.566        555,017       693,895
       Rydex S&P 500 Pure Value Fund .................................................        4,923.718        553,450       685,333
       Rydex S&P MidCap 400 Pure Growth Fund .........................................       10,446.316        408,979       449,401
       Rydex S&P MidCap 400 Pure Value Fund ..........................................        3,334.658        339,684       390,455
       Rydex S&P SmallCap 600 Pure Growth Fund .......................................        5,611.386        231,301       256,216
       Rydex S&P SmallCap 600 Pure Value Fund ........................................        2,108.425        261,385       333,574
       Rydex Technology Fund .........................................................       21,144.067        232,129       273,393
       Rydex Telecommunications Fund .................................................        7,099.031         68,574        75,179
       Rydex Transportation Fund .....................................................       13,906.902        279,789       344,613
       Rydex U.S. Government Money Market Fund .......................................      756,273.936        756,274       756,275
       Rydex Utilities Fund ..........................................................       19,304.909        418,937       403,280
     Invesco Variable Insurance Funds:
       Core Equity Fund Series I .....................................................       24,107.530        631,929       926,452
       Diversified Dividend Fund Series I ............................................       17,733.182        347,572       371,156
       Global Health Care Fund Series I ..............................................       24,858.986        487,796       728,865
       Global Real Estate Fund Series I ..............................................       74,671.186        875,636     1,141,723
       High Yield Fund Series I ......................................................      306,686.501      1,669,809     1,748,113
       Mid Cap Core Equity Fund Series II ............................................       22,242.219        257,744       332,521
       Money Market Fund Series I ....................................................   10,110,219.860     10,110,220    10,110,221
       Technology Fund Series I ......................................................        5,861.408         99,140       113,828
       Value Opportunities Fund Series I .............................................       69,648.797        467,388       648,432
     Janus Aspen Series - Institutional:
       Enterprise Portfolio ..........................................................      145,437.353      4,584,880     8,574,986
       Global Research Portfolio .....................................................      139,574.741      3,824,312     5,442,019
       Janus Portfolio ...............................................................      221,232.655      4,845,887     7,566,157
       Overseas Portfolio ............................................................       34,288.282      1,533,736     1,440,794
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio .............................................       38,588.557        833,172       830,040
       International Equity Portfolio ................................................       32,707.825        350,311       433,706
       US Small-Mid Cap Equity Portfolio .............................................      173,509.023      1,478,544     1,511,264
       US Strategic Equity Portfolio .................................................       51,105.725        461,120       614,290
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio .......................................       14,463.313        343,549       385,736
       ClearBridge All Cap Value Portfolio ...........................................        4,691.300        104,703       117,048
       ClearBridge Equity Income Portfolio ...........................................       10,344.154        130,422       148,542
       ClearBridge Large Cap Growth Portfolio ........................................       12,703.398        255,441       281,252
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio ................................       13,133.569        106,471       106,645
       Western Asset Strategic Bond Portfolio ........................................       76,332.346        785,447       764,088
     Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio ..........................................       14,791.179        166,148       240,652
       Growth and Income Portfolio ...................................................      135,260.629      3,601,755     4,496,063
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio .....................................................       98,567.030        959,745     1,482,448
       Mid-Cap Growth Portfolio ......................................................        9,673.719        303,753       397,300
       Mid Cap Intrinsic Value Portfolio .............................................       73,258.838        888,715     1,199,979
       Short Duration Bond Portfolio .................................................      147,837.216      1,634,695     1,593,686
       Small-Cap Growth Portfolio ....................................................       14,221.389        229,204       273,762
       Socially Responsive Portfolio .................................................        2,453.159         41,085        53,282
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      232,709.674      3,531,515     4,828,726
       JNF Equity Portfolio ..........................................................      138,541.936      3,191,612     4,477,676
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................       78,599.720        874,508       855,165
       CommodityRealReturn Strategy Portfolio ........................................       11,205.073         95,313        67,006

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                             SHARES         COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     PIMCO Variable Insurance Trust: (continued)
       Emerging Markets Bond Portfolio .................................................     1,959.533   $    27,182   $      26,335
       Foreign Bond US Dollar-Hedged Portfolio .........................................     2,116.814        22,129          21,273
       Global Bond Unhedged Portfolio ..................................................    36,911.003       507,865         455,482
       High Yield Portfolio ............................................................     7,222.363        56,400          58,284
       Real Return Portfolio ...........................................................   158,746.942     2,239,266       2,000,211
       Short-Term Portfolio ............................................................   111,114.843     1,133,911       1,141,149
       Total Return Portfolio ..........................................................   360,849.352     4,100,302       3,962,125
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio .........................................................    45,097.545       940,037       1,226,653
       Fund Portfolio ..................................................................    11,002.249       209,221         289,140
       High Yield Portfolio ............................................................    33,060.639       343,650         345,153
       Mid Cap Value Portfolio .........................................................     6,903.421       128,145         157,329
     Royce Capital Fund:
       Micro-Cap Portfolio .............................................................    68,942.001       762,395         884,526
       Small-Cap Portfolio .............................................................   105,498.608     1,012,975       1,468,541
     Third Avenue Variable Series Trust:
       Value Portfolio .................................................................    61,161.985       833,013       1,012,843
     Van Eck VIP Trust:
       Emerging Markets Fund ...........................................................   188,772.157     2,244,229       2,812,705
       Global Hard Assets Fund .........................................................    37,674.375     1,225,948       1,182,599
       Multi-Manager Alternatives Fund .................................................    37,474.986       367,896         387,118
       Unconstrained Emerging Markets Bond .............................................    69,117.467       804,759         732,645
     Wells Fargo Advantage VT Funds:
       Discovery Fund ..................................................................   166,134.936     3,424,055       5,847,949
       Opportunity Fund ................................................................   119,962.439     1,930,737       3,137,019
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ..................................................................                               $ 157,089,698
------------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================
                                                                              UNIT                      SUB-ACCOUNT
                                                               UNITS         VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
   Interest adjustment accounts: .........................                               $    489,696   $    489,696
     The Alger Portfolios:
       Capital Appreciation Portfolio
         Base ............................................  274,386.474   $  35.881161      9,845,305      9,845,305
       Large Cap Growth Portfolio
         Base ............................................  234,793.697      20.387824      4,786,933      4,786,933
       Mid Cap Growth Portfolio
         Base ............................................  169,381.349      27.641659      4,681,982
         Base + GMIB .....................................      325.950      16.778034          5,469      4,687,451
                                                                                         ------------
       Small Cap Growth Portfolio
         Base ............................................   93,261.023      19.139706      1,784,989
         Base + GMIB .....................................       28.994      23.315475            676      1,785,665
                                                                                         ------------
     AllianceBernstein Variable Products Series
       Fund, Inc.:
       Growth and Income Portfolio
         Base ............................................   44,696.849      17.676846        790,099
         Base + GMWB/5 + GMIB ............................      184.024      16.820093          3,095        793,194
                                                                                         ------------
     American Century Variable Portfolios, Inc:
       Balanced Fund
         Base ............................................  134,010.176      15.479465      2,074,406      2,074,406
       Income & Growth Fund
         Base ............................................  146,601.370      19.318024      2,832,049      2,832,049
       Inflation Protection Fund
         Base ............................................   31,901.401      13.158762        419,783
         Base + GMIB .....................................      163.122      12.782170          2,085
         Base + GMWB/5 + GMIB ............................      149.098      12.356802          1,842        423,710
                                                                                         ------------
       International Fund
         Base ............................................   81,034.577      18.078680      1,464,998      1,464,998
       Value Fund
         Base ............................................  170,482.412      25.297328      4,312,749
         Base + GMIB .....................................      418.565      18.095961          7,574      4,320,323
                                                                                         ------------
     Columbia Funds Variable Series Trust:
       CVP Seligman Global Technology Fund
         Base ............................................  194,055.955       8.641937      1,677,019      1,677,019
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio
         Base ............................................   21,751.901      20.785041        452,114        452,114
     The Dreyfus Socially Responsible Growth
       Fund, Inc.
         Base ............................................  113,418.242      15.783097      1,790,091      1,790,091
     Dreyfus Stock Index Fund
         Base ............................................  463,544.867      18.802063      8,715,600      8,715,600
     Dreyfus Variable Investment Fund:
       International Value Portfolio
         Base ............................................   87,372.334      16.226189      1,417,720      1,417,720
     Federated Insurance Series:
       High Income Bond Fund II
         Base ............................................   67,966.642      20.428252      1,388,440      1,388,440
       Managed Volatility Fund II
         Base ............................................   74,641.705      15.769735      1,177,080      1,177,080
     Guggenheim Variable Insurance Funds:
       CLS AdvisorOne Amerigo Fund
         Base ............................................   16,656.361      15.298315        254,814        254,814
       CLS AdvisorOne Clermont Fund
         Base ............................................   32,648.301      12.543554        409,526        409,526
       Long Short Equity Fund
         Base ............................................    6,039.288      17.980133        108,587        108,587

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================
                                                                              UNIT                       SUB-ACCOUNT
                                                               UNITS          VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Guggenheim Variable Insurance Funds: (continued)
       Rydex Banking Fund

         Base ............................................   12,314.259    $  6.450701     $   79,436    $    79,436
       Rydex Basic Materials Fund
         Base ............................................    9,788.378      18.712484        183,165        183,165
       Rydex Biotechnology Fund
         Base ............................................   57,992.255      24.411338      1,415,669
         Base + GMIB .....................................      129.555      23.712511          3,072      1,418,741
                                                                                           ----------
       Rydex Consumer Products Fund
         Base ............................................   19,049.172      20.287688        386,464        386,464
       Rydex Dow 2X Strategy Fund
         Base ............................................    7,230.254      17.935255        129,676
         Base + GMIB .....................................    1,400.109      17.434230         24,410        154,086
                                                                                           ----------
       Rydex Electronics Fund
         Base ............................................    7,141.188       8.910755         63,633         63,633
       Rydex Energy Fund
         Base ............................................   27,909.146      23.330218        651,126        651,126
       Rydex Energy Services Fund
         Base ............................................   17,520.993      23.541914        412,478        412,478
       Rydex Europe 1.25X Strategy Fund
         Base ............................................    3,793.631      11.548586         43,811         43,811
       Rydex Financial Services Fund
         Base ............................................   41,529.040       9.379075        389,504        389,504
       Rydex Government Long Bond 1.2X Strategy Fund
         Base ............................................   10,964.885      13.584449        148,952        148,952
       Rydex Health Care Fund
         Base ............................................   18,589.644      19.018877        353,554        353,554
       Rydex Internet Fund
         Base ............................................    5,602.072      20.673397        115,814        115,814
       Rydex Inverse Dow 2X Strategy Fund
         Base ............................................   37,897.808       1.094012         41,461         41,461
       Rydex Inverse Government Long Bond Strategy Fund
         Base ............................................       54.547       4.082678            223            223
       Rydex Inverse NASDAQ-100(R) Strategy Fund
         Base ............................................    1,637.396       2.443739          4,001          4,001
       Rydex Inverse Russell 2000(R) Strategy Fund
         Base ............................................       49.274       2.124477            105            105
       Rydex Inverse S&P 500 Strategy Fund
         Base ............................................   41,323.225       2.692620        111,268        111,268
       Rydex Japan 2X Strategy Fund
         Base ............................................    6,449.116      13.047003         84,142         84,142
       Rydex Leisure Fund
         Base ............................................    7,767.672      18.646532        144,840        144,840
       Rydex Mid Cap 1.5X Strategy Fund
         Base ............................................   15,040.592      33.575811        505,000        505,000
       Rydex NASDAQ-100(R) Fund
         Base ............................................   48,150.828      26.276817      1,265,250      1,265,250
       Rydex NASDAQ-100(R) 2X Strategy Fund
         Base ............................................   30,436.744      27.298633        830,882        830,882
       Rydex Nova Fund
         Base ............................................   65,856.758      16.514701      1,087,605      1,087,605
       Rydex Precious Metals Fund
         Base ............................................   32,224.410       8.795635        283,434        283,434
       Rydex Real Estate Fund
         Base ............................................   10,987.195      15.334456        168,483
         Base + GMIB .....................................      238.038      14.895313          3,546        172,029
                                                                                           ----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================
                                                                              UNIT                       SUB-ACCOUNT
                                                               UNITS          VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves:
     (continued)
     Guggenheim Variable Insurance Funds:
       (continued)
       Rydex Retailing Fund
         Base ..........................................      5,054.916   $  19.277206    $    97,445    $    97,445
       Rydex Russell 2000(R) 1.5X Strategy Fund
         Base ..........................................      4,158.576      30.634871        127,397
         Base + GMIB ...................................         39.350      19.438343            765        128,162
                                                                                          -----------
       Rydex S&P 500 2X Strategy Fund
         Base ..........................................     56,454.804      16.162547        912,453
         Base + GMIB ...................................        186.449      15.699772          2,927        915,380
                                                                                          -----------
       Rydex S&P 500 Pure Growth Fund
         Base ..........................................     38,005.249      18.257875        693,895        693,895
       Rydex S&P 500 Pure Value Fund
         Base ..........................................     37,356.004      18.345991        685,333        685,333
       Rydex S&P MidCap 400 Pure Growth Fund
         Base ..........................................     18,020.383      24.938489        449,401        449,401
       Rydex S&P MidCap 400 Pure Value Fund
         Base ..........................................     20,910.329      18.672849        390,455        390,455
       Rydex S&P SmallCap 600 Pure Growth Fund
         Base ..........................................     12,355.750      20.736569        256,216        256,216
       Rydex S&P SmallCap 600 Pure Value Fund
         Base ..........................................     18,732.604      17.807126        333,574        333,574
       Rydex Technology Fund
         Base ..........................................     18,773.030      14.563069        273,393        273,393
       Rydex Telecommunications Fund
         Base ..........................................      7,022.265      10.705841         75,179         75,179
       Rydex Transportation Fund
         Base ..........................................     17,076.689      20.180340        344,613        344,613
       Rydex U.S. Government Money Market Fund
         Base ..........................................     79,453.965       9.518403        756,275        756,275
       Rydex Utilities Fund
         Base ..........................................     22,969.704      17.557028        403,280        403,280
     Invesco Variable Insurance Funds:
       Core Equity Fund Series I
         Base ..........................................     59,760.812      15.374364        918,784        918,784
       Diversified Dividend Fund Series I
         Base ..........................................     26,830.208      13.822742        370,867        370,867
       Global Health Care Fund Series I
         Base ..........................................     37,636.499      19.365918        728,865        728,865
       Global Real Estate Fund Series I
         Base ..........................................     40,716.751      27.914309      1,136,580
         Base + GMIB ...................................        110.581      19.152686          2,118
         Base + GMWB/5 + GMIB ..........................        124.353      18.489144          2,299      1,140,997
                                                                                          -----------
       High Yield Fund Series I
         Base ..........................................     97,817.106      17.843089      1,745,359
         Base + GMIB ...................................        158.872      17.332468          2,754      1,748,113
                                                                                          -----------
       Mid Cap Core Equity Fund Series II
         Base ..........................................     14,908.531      22.304060        332,521        332,521
       Money Market Fund Series I
         Base ..........................................  1,032,628.585       9.773781     10,092,686
         Base + GMIB ...................................         37.503       9.724896            365
         Base + GMWB/5 + GMIB ..........................      1,775.872       9.668237         17,170     10,110,221
                                                                                          -----------
       Technology Fund Series I
         Base ..........................................     13,521.210       8.418508        113,828        113,828
       Value Opportunities Fund Series I
         Base ..........................................     37,194.981      17.284125        642,883
         Base + GMWB/5 + GMIB ..........................        400.571      13.065290          5,234        648,117
                                                                                          -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================
                                                                              UNIT                      SUB-ACCOUNT
                                                              UNITS          VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Janus Aspen Series -- Institutional:
       Enterprise Portfolio
          Base .......................................... 307,564.383      $ 27.880297    $ 8,574,986    $ 8,574,986
       Global Research Portfolio
          Base .......................................... 336,860.127        16.155131      5,442,019      5,442,019
       Janus Portfolio
          Base .......................................... 427,241.044        17.709340      7,566,157      7,566,157
       Overseas Portfolio
          Base ..........................................  40,706.046        35.395089      1,440,794      1,440,794
     Lazard Retirement Series, Inc:
       Emerging Markets Equity Portfolio
          Base ..........................................  28,757.867        28.728655        826,175
          Base + GMWB/5 + GMIB ..........................     143.277        26.977708          3,865        830,040
                                                                                          -----------
       International Equity Portfolio
          Base ..........................................  25,646.852        16.554240        424,564
          Base + GMIB ...................................     287.247        16.080394          4,619
          Base + GMWB/5 + GMIB ..........................     290.959        15.545209          4,523        433,706
                                                                                          -----------
       US Small-Mid Cap Equity Portfolio
          Base ..........................................  55,881.775        26.942896      1,505,617
          Base + GMWB/5 + GMIB ..........................     323.977        17.429557          5,647      1,511,264
                                                                                          -----------
       US Strategic Equity Portfolio
          Base ..........................................  35,475.141        17.089722        606,260
          Base + GMWB/5 + GMIB ..........................     513.713        15.630790          8,030        614,290
                                                                                          -----------
     Legg Mason Partners Variable Equity Trust:
       ClearBridge Aggressive Growth Portfolio
          Base ..........................................  24,357.849        15.836227        385,736        385,736
       ClearBridge All Cap Value Portfolio
          Base ..........................................   9,830.620        11.906443        117,048        117,048
       ClearBridge Equity Income Portfolio
          Base ..........................................  11,598.593        12.806915        148,542        148,542
       ClearBridge Large Cap Growth Portfolio
          Base ..........................................  19,077.600        14.742549        281,252        281,252
     Legg Mason Partners Variable Income Trust:
       Western Asset Global High Yield Bond Portfolio
          Base ..........................................   6,465.192        16.495214        106,645        106,645
       Western Asset Strategic Bond Portfolio
          Base ..........................................  57,845.392        13.209134        764,088        764,088
     Lord Abbett Series Fund, Inc:
       Calibrated Dividend Growth Portfolio
          Base ..........................................  10,529.417        22.855207        240,652        240,652
       Growth and Income Portfolio
          Base .......................................... 211,506.227        21.254745      4,495,511      4,495,511
     Neuberger Berman Advisers Management Trust:
       Large Cap Value Portfolio
          Base ..........................................  84,153.462        17.616003      1,482,448      1,482,448
       Mid Cap Growth Portfolio
          Base ..........................................  22,476.917        17.643800        396,578
          Base + GMIB ...................................      31.560        22.868417            722        397,300
                                                                                          -----------
       Mid Cap Intrinsic Value Portfolio
          Base ..........................................  45,373.154        26.446901      1,199,979      1,199,979
       Short Duration Bond Portfolio
          Base .......................................... 124,210.480        12.830525      1,593,686      1,593,686
       Small-Cap Growth Portfolio
          Base ..........................................  14,777.511        18.525581        273,762        273,762
       Socially Responsive Portfolio
          Base ..........................................   2,828.166        18.839795         53,282         53,282

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================
                                                                              UNIT                      SUB-ACCOUNT
                                                              UNITS          VALUE          VALUE          VALUE
--------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
  Contract owners' deferred annuity reserves: (continued)
     Northern Lights Variable Trust:
       JNF Balanced Portfolio
          Base .......................................... 365,223.780      $ 13.221281    $ 4,828,726    $ 4,828,726
       JNF Equity Portfolio
          Base .......................................... 345,843.695        12.924598      4,469,891
          Base + GMIB ...................................     614.524        12.668207          7,785      4,477,676
                                                                                          -----------
     PIMCO Variable Insurance Trust:
       All Asset Portfolio
          Base ..........................................  61,685.699        13.863259        855,165        855,165
       CommodityRealReturn Strategy Portfolio
          Base ..........................................   7,656.551         8.751480         67,006         67,006
       Emerging Markets Bond Portfolio
          Base ..........................................   1,754.626        15.009103         26,335         26,335
       Foreign Bond US Dollar-Hedged Portfolio
          Base ..........................................   1,519.992        13.995640         21,273         21,273
       Global Bond Unhedged Portfolio
          Base ..........................................  33,098.605        13.761363        455,482        455,482
       High Yield Portfolio
          Base ..........................................   3,846.524        15.152374         58,284         58,284
       Real Return Portfolio
          Base .......................................... 133,961.985        14.851408      1,989,524
          Base + GMIB ...................................     498.987        13.778105          6,875
          Base + GMWB/2 .................................     286.610        13.300866          3,812      2,000,211
                                                                                          -----------
       Short-Term Portfolio
          Base .......................................... 101,563.225        11.235847      1,141,149      1,141,149
       Total Return Portfolio
          Base .......................................... 258,079.921        15.337446      3,958,287
          Base + GMWB/5 + GMIB ..........................     267.667        14.340064          3,838      3,962,125
                                                                                          -----------
     Pioneer Variable Contracts Trust:
       Equity Income Portfolio
          Base ..........................................  72,583.862        16.894022      1,226,233      1,226,233
       Fund Portfolio
          Base ..........................................  20,636.882        14.010817        289,140        289,140
       High Yield Portfolio
          Base ..........................................  21,057.110        16.391275        345,153        345,153
       Mid Cap Value Portfolio
          Base ..........................................  10,070.362        15.623007        157,329        157,329
     Royce Capital Fund:
       Micro-Cap Portfolio
          Base ..........................................  31,981.253        27.359383        874,988
          Base + GMIB ...................................      83.406        18.301119          1,526        876,514
                                                                                          -----------

       Small-Cap Portfolio
          Base ..........................................  45,032.406        32.317824      1,455,349
          Base + GMIB ...................................     126.705        22.903648          2,902      1,458,251
                                                                                          -----------
     Third Avenue Variable Series Trust:
       Value Portfolio
          Base ..........................................  50,262.126        20.151217      1,012,843      1,012,843
     Van Eck VIP Trust:
       Emerging Markets Fund
          Base ..........................................  91,381.211        30.644120      2,800,297      2,800,297
       Global Hard Assets Fund
          Base ..........................................  34,097.210        34.683154      1,182,599      1,182,599
     Multi-Manager Alternatives Fund
          Base ..........................................  34,720.042        10.531897        365,668
          Base + GMWB/2 .................................   2,169.342         9.887586         21,450        387,118

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2013

====================================================================================================================================
                                                                                                 UNIT                   SUB-ACCOUNT
                                                                                   UNITS        VALUE        VALUE         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
 Contract owners' deferred annuity reserves: (continued)
    Van Eck VIP Trust: (continued)
      Unconstrained Emerging Markets Bond Fund
         Base .................................................................   42,669.710  $17.090330  $    729,239
         Base + GMWB/2 ........................................................      271.539   12.543683         3,406  $    732,645
    Wells Fargo Advantage VT Funds:
      Discovery Fund
         Base .................................................................  228,343.083   25.610363     5,847,949     5,847,949
      Opportunity Fund
         Base .................................................................  107,416.415   29.204277     3,137,019     3,137,019
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners deferred annuity reserves                           $157,040,348  $157,040,348
====================================================================================================================================

                                                                                                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
 Contract owners' annuity payment reserves: (base contract only)
    American Century Variable Portfolios, Inc:
      Value Fund .....................................................................................................  $        612
    Invesco Variable Insurance Funds:
      Core Equity Fund ...............................................................................................         7,668
      Diversified Dividend Fund ......................................................................................           289
      Global Real Estate Fund ........................................................................................           726
      Value Opportunities Fund .......................................................................................           315
    Lord Abbett Series Fund, Inc:
      Growth and Income Portfolio ....................................................................................           552
    Pioneer Variable Contracts Trust:
      Equity Income Portfolio ........................................................................................           420
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment reserves ........................................  $     10,582
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to contract owners' death payment payment reserves:
    The Alger Portfolios:
      Mid Cap Growth Portfolio .......................................................................................  $      8,058
    Royce Capital Fund:
      Micro-Cap Portfolio ............................................................................................         8,012
      Small-Cap Portfolio ............................................................................................        10,290
    Van Eck VIP Trust:
      Emerging Markets Fund ..........................................................................................        12,408
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' death payment reserves ..........................................  $     38,768
------------------------------------------------------------------------------------------------------------------------------------
           Net assets attributable to contract owners' reserves ......................................................  $157,089,698
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

================================================================================
THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                          THE ALGER PORTFOLIOS                       SERIES FUND
                                                         -------------------------------------------------------  ------------------
                                                           CAPITAL        LARGE CAP       MID CAP     SMALL CAP       GROWTH AND
                                                         APPRECIATION       GROWTH        GROWTH        GROWTH          INCOME
                                                         ---------------------------------------------------------------------------
Investment income:
  Income dividends from investments in
     portfolio shares .................................  $     32,116    $     33,712   $    14,022   $       --    $     7,196
Expenses:
  Mortality and expense risk fees .....................       111,849          54,035        54,355       20,431          8,366
  Administrative fees .................................        13,421           6,484         6,523        2,452          1,004
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................       125,270          60,519        60,878       22,883          9,370
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................       (93,154)        (26,807)      (46,856)     (22,883)        (2,174)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..............................       601,477         177,146        27,523       33,946         81,753
  Net realized short-term capital gain distributions
     from investments in portfolio shares .............       493,704              --            --       45,561             --
  Net realized long-term capital gain distributions
     from investments in portfolio shares .............       509,517              --            --      171,505             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares .............................     1,604,698         177,146        27,523      251,012         81,753
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................     1,077,081       1,104,960     1,286,003      224,328        111,258
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ...........................  $  2,588,625    $  1,255,299   $ 1,266,670   $  452,457    $   190,837
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                      VARIABLE
                                                                                                                      PRODUCTS
                                                                          THE ALGER PORTFOLIOS                       SERIES FUND
                                                         -------------------------------------------------------  ------------------
                                                           CAPITAL        LARGE CAP       MID CAP     SMALL CAP       GROWTH AND
                                                         APPRECIATION       GROWTH        GROWTH        GROWTH          INCOME
                                                         ---------------------------------------------------------------------------
Changes from operations:

  Net investment income (expense) .....................  $    (93,154)   $    (26,807)  $   (46,856)  $  (22,883) $         (2,174)
  Net realized gain (loss) on investments in
     portfolio shares .................................     1,604,698         177,146        27,523      251,012            81,753
  Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............     1,077,081       1,104,960     1,286,003      224,328           111,258
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations ..............................     2,588,625       1,255,299     1,266,670      452,457           190,837
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
         breakage) ....................................        21,275            (813)        6,014         (833)              999
  Contract redemptions ................................      (793,181)       (589,570)     (640,231)    (122,825)          (44,260)
  Net transfers (including mortality transfers) .......      (311,898)        (34,135)      (19,692)      (5,828)           73,879
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners' transactions .................    (1,083,804)       (624,518)     (653,909)    (129,486)           30,618
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets .......     1,504,821         630,781       612,761      322,971           221,455
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................     8,340,484       4,156,152     4,082,748    1,462,694           571,739
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................  $  9,845,305    $  4,786,933   $ 4,695,509   $1,785,665  $        793,194
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                          COLUMBIA         DREYFUS
                                                                       FUNDS VARIABLE     INVESTMENT
                      AMERICAN CENTURY VARIABLE PORTFOLIOS              SERIES TRUST      PORTFOLIOS
                -----------------------------------------------------  --------------    -----------
                                                                                            SMALL         DREYFUS
                                                                         CVP SELIGMAN        CAP         SOCIALLY         DREYFUS
                  INCOME &    INFLATION                                     GLOBAL          STOCK       RESPONSIBLE        STOCK
  BALANCED        GROWTH     PROTECTION   INTERNATIONAL      VALUE        TECHNOLOGY        INDEX         GROWTH           INDEX
------------------------------------------------------------------------------------------------------------------------------------
  $   28,444    $   61,094   $     8,466    $    20,504    $   67,382      $       --     $    2,866     $    20,599    $   151,599
      21,774        34,701         6,535         15,744        51,099          19,090          3,949          20,893        103,523
       2,613         4,164           784          1,889         6,131           2,291            474           2,507         12,422
------------------------------------------------------------------------------------------------------------------------------------
      24,387        38,865         7,319         17,633        57,230          21,381          4,423          23,400        115,945
------------------------------------------------------------------------------------------------------------------------------------
       4,057        22,229         1,147          2,871        10,152         (21,381)        (1,557)         (2,801)        35,654
------------------------------------------------------------------------------------------------------------------------------------
      33,687         2,400        (8,457)        53,063       114,845          36,923         13,669          74,680        219,643
          --            --         2,308             --            --           1,533            824              --         16,400
      27,824            --        18,897             --            --          12,892          2,700              --         74,943
------------------------------------------------------------------------------------------------------------------------------------
      61,511         2,400        12,748         53,063       114,845          51,348         17,193          74,680        310,986
------------------------------------------------------------------------------------------------------------------------------------
     183,287       780,205       (68,259)       186,593       925,168         298,992         83,435         392,778      1,818,624
------------------------------------------------------------------------------------------------------------------------------------
  $  248,855    $  804,834   $   (54,364)   $   242,527    $1,050,165      $  328,959     $   99,071     $   464,657    $ 2,165,264
====================================================================================================================================

====================================================================================================================================
                                                                          COLUMBIA         DREYFUS
                                                                       FUNDS VARIABLE    INVESTMENT
                      AMERICAN CENTURY VARIABLE PORTFOLIOS              SERIES TRUST     PORTFOLIOS
                -----------------------------------------------------  --------------    -----------
                                                                                            SMALL         DREYFUS
                                                                         CVP SELIGMAN        CAP         SOCIALLY         DREYFUS
                  INCOME &    INFLATION                                     GLOBAL          STOCK       RESPONSIBLE        STOCK
  BALANCED        GROWTH     PROTECTION   INTERNATIONAL      VALUE        TECHNOLOGY        INDEX         GROWTH           INDEX
------------------------------------------------------------------------------------------------------------------------------------
  $    4,057    $   22,229   $     1,147    $     2,871    $    10,152     $  (21,381)    $   (1,557)    $    (2,801)   $    35,654
      61,511         2,400        12,748         53,063        114,845         51,348         17,193          74,680        310,986
     183,287       780,205       (68,259)       186,593        925,168        298,992         83,435         392,778      1,818,624
------------------------------------------------------------------------------------------------------------------------------------
     248,855       804,834       (54,364)       242,527      1,050,165        328,959         99,071         464,657      2,165,264
------------------------------------------------------------------------------------------------------------------------------------
          19         3,267           162          7,854          5,695         (3,035)           129           1,281         10,885
     (87,628)     (393,238)     (196,422)       (90,259)      (473,232)       (85,248)       (17,839)       (155,869)      (949,678)
     567,144       (83,140)      (15,087)        69,766         51,432        (19,871)       137,223         (12,523)       (75,231)
------------------------------------------------------------------------------------------------------------------------------------
     479,535      (473,111)     (211,347)       (12,639)      (416,105)      (108,154)       119,513        (167,111)    (1,014,024)
------------------------------------------------------------------------------------------------------------------------------------
     728,390       331,723      (265,711)       229,888        634,060        220,805        218,584         297,546      1,151,240
------------------------------------------------------------------------------------------------------------------------------------
   1,346,016     2,500,326       689,421      1,235,110      3,686,875      1,456,214        233,530       1,492,545      7,564,360
------------------------------------------------------------------------------------------------------------------------------------
  $2,074,406    $2,832,049   $   423,710    $ 1,464,998    $ 4,320,935     $1,677,019     $  452,114     $ 1,790,091    $ 8,715,600
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                            DREYFUS
                                                           VARIABLE
                                                          INVESTMENT       FEDERATED INSURANCE             GUGGENHEIM VARIABLE
                                                             FUND                 SERIES                     INSURANCE FUNDS
                                                         ------------  -----------------------------  ------------------------------
                                                                             HIGH                           CLS             CLS
                                                         INTERNATIONAL      INCOME        MANAGED       ADVISORONE      ADVISORONE
                                                             VALUE         BOND II     VOLATILITY II      AMERIGO        CLERMONT
                                                         ---------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ............................................    $    27,510   $     99,050    $    32,795     $        35     $     5,872
Expenses:
  Mortality and expense risk fees .....................         16,914         17,851         14,580           2,927           2,450
  Administrative fees .................................          2,029          2,142          1,749             351             294
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................         18,943         19,993         16,329           3,278           2,744
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................          8,567         79,057         16,466          (3,243)          3,128
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ...................        (21,191)        30,834        122,404             880           4,417
  Net realized short-term capital gain
    distributions from investments in
    portfolio shares ..................................             --             --             --              --              --
  Net realized long-term capital gain
    distributions from investments in
    portfolio shares ..................................             --             --             --              --           8,884
------------------------------------------------------------------------------------------------------------------------------------
  Net realized gain (loss) on investments in
    portfolio shares ..................................        (21,191)        30,834        122,404             880          13,301
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ..................        274,530        (32,966)        71,209          47,706           4,169
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ...........................    $   261,906   $     76,925    $   210,079     $    45,343     $    20,598
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                            DREYFUS
                                                           VARIABLE
                                                          INVESTMENT        FEDERATED INSURANCE            GUGGENHEIM VARIABLE
                                                             FUND                 SERIES                     INSURANCE FUNDS
                                                         ------------  -----------------------------  ------------------------------
                                                                             HIGH                           CLS             CLS
                                                         INTERNATIONAL      INCOME        MANAGED        ADVISORONE      ADVISORONE
                                                             VALUE         BOND II     VOLATILITY II      AMERIGO         CLERMONT
                                                         ---------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ....................     $     8,567    $    79,057    $    16,466      $   (3,243)    $    3,128
  Net realized gain (loss) on investments in portfolio
    shares ...........................................         (21,191)        30,834        122,404             880         13,301
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ...............         274,530        (32,966)        71,209          47,706          4,169
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .............................         261,906         76,925        210,079          45,343         20,598
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage)           11,881            (34)         4,784              (1)        10,791
  Contract redemptions ...............................        (106,734)      (149,504)      (230,703)        (29,921)       (13,312)
  Net transfers (including mortality transfers) ......         (14,976)       (27,325)       102,449          24,808        312,375
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................        (109,829)      (176,863)      (123,470)         (5,114)       309,854
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ......         152,077        (99,938)        86,609          40,229        330,452
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................       1,265,643      1,488,378      1,090,471         214,585         79,074
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................     $ 1,417,720     $1,388,440    $ 1,177,080      $  254,814     $  409,526
====================================================================================================================================

* See Footnote 8 for details.

The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                RYDEX                        RYDEX           RYDEX                                          RYDEX
 LONG SHORT       RYDEX         BASIC         RYDEX         CONSUMER        DOW 2X          RYDEX           RYDEX          ENERGY
 EQUITY (a)*     BANKING      MATERIALS   BIOTECHNOLOGY     PRODUCTS       STRATEGY      ELECTRONICS       ENERGY         SERVICES
------------------------------------------------------------------------------------------------------------------------------------
  $        3   $       898   $     1,404    $        --    $     5,199    $        --    $       156     $     1,392     $       --
       1,516           912         2,502         15,513          3,202          1,808            210           8,274          5,336
         182           110           301          1,862            384            217             25             993            640
------------------------------------------------------------------------------------------------------------------------------------
       1,698         1,022         2,803         17,375          3,586          2,025            235           9,267          5,976
------------------------------------------------------------------------------------------------------------------------------------
      (1,695)         (124)       (1,399)       (17,375)         1,613         (2,025)           (79)         (7,875)        (5,976)
------------------------------------------------------------------------------------------------------------------------------------
      (5,714)       12,215       (28,221)       150,936         28,625         29,175          1,553         (44,271)       (43,400)
          --        11,652            64             --             --             --             --              --             --
          --            --         9,947             --             --             --             --           9,903         16,084
------------------------------------------------------------------------------------------------------------------------------------
      (5,714)       23,867       (18,210)       150,936         28,625         29,175          1,553         (34,368)       (27,316)
------------------------------------------------------------------------------------------------------------------------------------
      24,517        (5,793)       10,799        369,024         13,502         43,525          3,654         169,708        115,412
------------------------------------------------------------------------------------------------------------------------------------
  $   17,108   $    17,950   $    (8,810)   $   502,585    $    43,740    $    70,675    $     5,128     $   127,465     $   82,120
====================================================================================================================================

====================================================================================================================================
                                                 GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                RYDEX                         RYDEX          RYDEX                                          RYDEX
 LONG SHORT       RYDEX         BASIC         RYDEX         CONSUMER        DOW 2X          RYDEX           RYDEX          ENERGY
 EQUITY (a)*     BANKING      MATERIALS   BIOTECHNOLOGY     PRODUCTS       STRATEGY      ELECTRONICS       ENERGY         SERVICES
------------------------------------------------------------------------------------------------------------------------------------
  $   (1,695)  $      (124)  $    (1,399)   $   (17,375)   $     1,613    $    (2,025)   $       (79)    $    (7,875)    $   (5,976)
      (5,714)       23,867       (18,210)       150,936         28,625         29,175          1,553         (34,368)       (27,316)
      24,517        (5,793)       10,799        369,024         13,502         43,525          3,654         169,708        115,412
------------------------------------------------------------------------------------------------------------------------------------
      17,108        17,950        (8,810)       502,585         43,740         70,675          5,128         127,465         82,120
------------------------------------------------------------------------------------------------------------------------------------
          --         1,021            --          1,003             (1)             5            540             318              2
     (48,356)       (4,615)      (73,184)      (253,470)        (8,827)        (5,431)          (319)        (89,939)       (71,265)
      (5,997)      (27,131)          609        358,012        224,352        (89,416)        55,735         (25,441)       (24,645)
------------------------------------------------------------------------------------------------------------------------------------
     (54,353)      (30,725)      (72,575)       105,545        215,524        (94,842)        55,956        (115,062)       (95,908)
------------------------------------------------------------------------------------------------------------------------------------
     (37,245)      (12,775)      (81,385)       608,130        259,264        (24,167)        61,084          12,403        (13,788)
------------------------------------------------------------------------------------------------------------------------------------
     145,832        92,211       264,550        810,611        127,200        178,253          2,549         638,723        426,266
------------------------------------------------------------------------------------------------------------------------------------
  $  108,587   $    79,436   $   183,165    $ 1,418,741    $   386,464    $   154,086    $    63,633     $   651,126     $  412,478
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                           -------------------------------------------------------------------------
                                                                                              RYDEX
                                                              RYDEX           RYDEX        GOVERNMENT          RYDEX
                                                           EUROPE 1.25X     FINANCIAL     LONG BOND 1.2X       HEALTH     RUDEX
                                                            STRATEGY         SERVICES       STRATEGY            CARE     INTERNET
                                                           -------------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio
    shares ..............................................  $         57     $   2,193     $        1,683     $      574   $      --
Expenses:
  Mortality and expense risk fees .......................           829         4,708              2,587          3,502       1,046
  Administrative fees ...................................           100           565                310            420         125
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................           929         5,273              2,897          3,922       1,171
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................          (872)       (3,080)            (1,214)        (3,348)     (1,171)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales
    of investments in portfolio shares ..................         7,516        53,287            (90,146)        37,720        (959)
  Net realized short-term capital gain distributions
    from investments in portfolio shares ................            --            --             12,262             --          --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ................            --            --                646             --       1,966
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares .............................         7,516        53,287            (77,238)        37,720       1,007
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ....................         4,324        17,278             39,300         61,188      28,096
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ...............................  $     10,968     $  67,485     $      (39,152)    $   95,560   $  27,932
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                           -------------------------------------------------------------------------
                                                                                              RYDEX
                                                              RYDEX           RYDEX        GOVERNMENT          RYDEX
                                                           EUROPE 1.25X     FINANCIAL     LONG BOND 1.2X       HEALTH     RUDEX
                                                            STRATEGY         SERVICES       STRATEGY            CARE     INTERNET
                                                           -------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $       (872)    $  (3,080)    $       (1,214)    $   (3,348)  $  (1,171)
  Net realized gain (loss) on investments
    in portfolio shares .................................         7,516        53,287            (77,238)        37,720       1,007
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ...         4,324        17,278             39,300         61,188      28,096
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .................................        10,968        67,485            (39,152)        95,560      27,932
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ...             1           687                302            663         320
  Contract redemptions ..................................        (2,638)     (122,929)           (17,836)       (19,855)    (35,505)
  Net transfers (including mortality transfers) .........       (13,951)      210,275            (41,933)       (24,759)     63,691
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .....................       (16,588)       88,033            (59,467)       (43,951)     28,506
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...........        (5,620)      155,518            (98,619)        51,609      56,438
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................        49,431       233,986            247,571        301,945      59,376
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .....................  $     43,811     $ 389,504     $      148,952     $  353,554   $ 115,814
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  RYDEX    RYDEX INVERSE       RYDEX            RYDEX          RYDEX       RYDEX
 INVERSE    GOVERNMENT        INVERSE          INVERSE        INVERSE      JAPAN                       RYDEX
 DOW 2X      LONG BOND      NASDAQ-100(R)   RUSSELL 2000(R)   S&P 500       2X         RYDEX        MID CAP 1.5X        RYDEX
STRATEGY     STRATEGY         STRATEGY         STRATEGY       STRATEGY    STRATEGY    LEISURE         STRATEGY       NASDAQ-100(R)
------------------------------------------------------------------------------------------------------------------------------------
$     --   $          --    $          --   $           --   $      --   $       --   $     886     $         --     $           --
     686               3               61                5       1,882          706       1,271            5,272             14,944
      83              --                7               --         226           85         152              633              1,793
------------------------------------------------------------------------------------------------------------------------------------
     769               3               68                5       2,108          791       1,423            5,905             16,737
------------------------------------------------------------------------------------------------------------------------------------
    (769)             (3)             (68)              (5)     (2,108)        (791)       (537)          (5,905)           (16,737)
------------------------------------------------------------------------------------------------------------------------------------
  (3,090)             (3)             (36)            (737)    (38,441)      16,865      17,836           75,341            132,866
      --              --               --               --          --           --          --               --                 --
      --              --               --               --          --           --          --               --                 --
------------------------------------------------------------------------------------------------------------------------------------
  (3,090)             (3)             (36)            (737)    (38,441)      16,865      17,836           75,341            132,866
------------------------------------------------------------------------------------------------------------------------------------
 (30,051)             33           (1,614)             553      (8,986)       1,526      16,455           64,484            225,918
------------------------------------------------------------------------------------------------------------------------------------
$(33,910)  $          27    $      (1,718)  $         (189)  $ (49,535)  $   17,600   $  33,754     $    133,920     $      342,047
====================================================================================================================================

====================================================================================================================================
                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
  RYDEX    RYDEX INVERSE       RYDEX            RYDEX          RYDEX       RYDEX
 INVERSE    GOVERNMENT        INVERSE          INVERSE        INVERSE      JAPAN                       RYDEX
 DOW 2X      LONG BOND      NASDAQ-100(R)   RUSSELL 2000(R)   S&P 500       2X         RYDEX        MID CAP 1.5X        RYDEX
STRATEGY     STRATEGY         STRATEGY         STRATEGY       STRATEGY    STRATEGY    LEISURE         STRATEGY       NASDAQ-100(R)
------------------------------------------------------------------------------------------------------------------------------------
$   (769)  $          (3)   $         (68)  $           (5)  $  (2,108)  $     (791)  $    (537)    $     (5,905)    $     (16,737)
  (3,090)             (3)             (36)            (737)    (38,441)      16,865      17,836           75,341           132,866
 (30,051)             33           (1,614)             553      (8,986)       1,526      16,455           64,484           225,918
------------------------------------------------------------------------------------------------------------------------------------
 (33,910)             27           (1,718)            (189)    (49,535)      17,600      33,754          133,920           342,047
------------------------------------------------------------------------------------------------------------------------------------
       1               1               --               --       3,898           --          (2)           1,437             1,710
    (966)             (6)              --               --     (23,600)      (4,587)    (22,174)        (242,105)         (111,709)
       0               0                0           (1,933)    (17,823)      30,727      67,240          386,876          (147,707)
------------------------------------------------------------------------------------------------------------------------------------
    (965)             (5)              --           (1,933)    (37,525)      26,140      45,064          146,208          (257,706)
------------------------------------------------------------------------------------------------------------------------------------
 (34,875)             22           (1,718)          (2,122)    (87,060)      43,740      78,818          280,128            84,341
------------------------------------------------------------------------------------------------------------------------------------
  76,336             201            5,719            2,227     198,328       40,402      66,022          224,872         1,180,909
------------------------------------------------------------------------------------------------------------------------------------
$ 41,461   $         223    $       4,001   $          105   $ 111,268   $   84,142   $ 144,840     $    505,000     $   1,265,250
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                  RYDEX                        RYDEX       RYDEX
                                                               NASDAQ-100(R)    RYDEX        PRECIOUS       REAL          RYDEX
                                                               2X STRATEGY      NOVA          METALS       ESTATE       RETAILING
                                                               ---------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...    $         --   $   1,013      $   3,849     $ 5,238      $       14
Expenses:
  Mortality and expense risk fees .........................           6,720      11,372          5,064       4,272           1,244
  Administrative fees .....................................             807       1,364            608         512             149
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .......................................           7,527      12,736          5,672       4,784           1,393
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................          (7,527)    (11,723)        (1,823)        454          (1,379)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................          39,945     119,876       (273,918)     10,928          21,442
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..................          55,697          --             --          --           2,400
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................           8,162          --             --          --           7,068
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ...............................         103,804     119,876       (273,918)     10,928          30,910
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................         231,890     229,007        (13,695)     (9,417)            417
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ...............................    $    328,167   $ 337,160      $(289,436)    $ 1,965      $   29,948
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================================
                                                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                  RYDEX                        RYDEX        RYDEX
                                                               NASDAQ-100(R)      RYDEX       PRECIOUS       REAL         RYDEX
                                                                2X STRATEGY       NOVA         METALS       ESTATE      RETAILING
                                                               ---------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................    $     (7,527)  $    (11,723)  $   (1,823)   $     454    $  (1,379)
  Net realized gain (loss) on investments
    in portfolio shares ...................................         103,804        119,876     (273,918)      10,928       30,910
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................         231,890        229,007      (13,695)      (9,417)         417
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ...................................         328,167        337,160     (289,436)       1,965       29,948
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) .....           2,521            241        1,131        1,549           (1)
  Contract redemptions ....................................         (27,358)       (73,483)     (46,791)     (61,095)     (21,677)
  Net transfers (including mortality transfers) ...........           6,675         94,450      (84,186)     (66,965)     (72,362)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................         (18,162)        21,208     (129,846)    (126,511)     (94,040)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .............         310,005        358,368     (419,282)    (124,546)     (64,092)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         520,877        729,237      702,716      296,575      161,537
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ......................    $    830,882   $  1,087,605   $  283,434    $ 172,029    $  97,445
====================================================================================================================================

The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
  RYDEX                        RYDEX           RYDEX            RYDEX           RYDEX          RYDEX          RYDEX
 RUSSELL          RYDEX       S&P 500         S&P 500        S&P MIDCAP      S&P MIDCAP    S&P SMALLCAP    S&P SMALLCAP
2000(R) 1.5X    S&P 500 2X     PURE            PURE           400 PURE        400 PURE       600 PURE       600 PURE      RYDEX
 STRATEGY        STRATEGY     GROWTH           VALUE           GROWTH           VALUE         GROWTH          VALUE     TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------------
$       --      $       --    $      --     $        --      $        --     $       308     $       --    $    1,184   $      --
      2,030          9,456        6,772           6,220            4,746           4,831          2,211         3,792       2,427
        244          1,135          813             747              570             580            266           455         291
----------------------------------------------------------------------------------------------------------------------------------
      2,274         10,591        7,585           6,967            5,316           5,411          2,477         4,247       2,718
----------------------------------------------------------------------------------------------------------------------------------
     (2,274)       (10,591)      (7,585)         (6,967)          (5,316)         (5,103)        (2,477)       (3,063)     (2,718)
----------------------------------------------------------------------------------------------------------------------------------
     68,577        108,409       66,991          65,549            3,967          97,322         27,085        65,780      (5,752)
         --             --           --              --            2,453              --             --            --          --
         --             --           --              --           30,116              --         12,577            --          --
----------------------------------------------------------------------------------------------------------------------------------
     68,577        108,409       66,991          65,549           36,536          97,322         39,662        65,780      (5,752)
----------------------------------------------------------------------------------------------------------------------------------
      5,518        239,797      116,911         111,139           71,933          16,394         18,936        40,556      66,854
----------------------------------------------------------------------------------------------------------------------------------
$    71,821     $  337,615    $ 176,317     $   169,721      $   103,153      $  108,613     $   56,121    $  103,273   $  58,384
==================================================================================================================================

==================================================================================================================================
                                         GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
   RYDEX                           RYDEX        RYDEX         RYDEX           RYDEX           RYDEX          RYDEX
  RUSSELL         RYDEX           S&P 500      S&P 500      S&P MIDCAP      S&P MIDCAP     S&P SMALLCAP  S&P SMALLCAP
2000(R) 1.5X    S&P 500 2X         PURE         PURE         400 PURE        400 PURE        600 PURE      600 PURE      RYDEX
  STRATEGY       STRATEGY         GROWTH        VALUE         GROWTH           VALUE          GROWTH          VALUE    TECHNOLOGY
----------------------------------------------------------------------------------------------------------------------------------
$     (2,274)  $    (10,591)   $     (7,585)  $   (6,967)  $     (5,316)   $     (5,103)   $    (2,477)   $   (3,063)  $   (2,718)
      68,577        108,409          66,991       65,549         36,536          97,322         39,662        65,780       (5,752)
       5,518        239,797         116,911      111,139         71,933          16,394         18,936        40,556       66,854
----------------------------------------------------------------------------------------------------------------------------------
      71,821        337,615         176,317      169,721        103,153         108,613         56,121       103,273       58,384
----------------------------------------------------------------------------------------------------------------------------------
           3          9,293              40         (334)         1,200            (141)           879           809          994
     (78,537)      (522,567)        (62,252)     (35,837)       (55,680)       (216,238)        (6,945)     (116,903)     (13,457)
     (30,131)       917,821         146,460      276,551         70,233         194,890         84,476        58,124       88,985
----------------------------------------------------------------------------------------------------------------------------------
    (108,665)       404,547          84,248      240,380         15,753         (21,489)        78,410       (57,970)      76,522
----------------------------------------------------------------------------------------------------------------------------------
     (36,844)       742,162         260,565      410,101        118,906          87,124        134,531        45,303      134,906
----------------------------------------------------------------------------------------------------------------------------------
     165,006        173,218         433,330      275,232        330,495         303,331        121,685       288,271      138,487
----------------------------------------------------------------------------------------------------------------------------------
$    128,162   $    915,380    $    693,895   $  685,333   $    449,401    $    390,455    $   256,216    $  333,574   $  273,393
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

==================================================================================================================================
                                                                                                                         INVESCO
                                                                                                                        VARIABLE
                                                                                                                        INSURANCE
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)           FUNDS
                                                           ----------------------------------------------------------  -----------
                                                                                              RYDEX
                                                               RYDEX                           U.S.
                                                               TELE-           RYDEX        GOVERNMENT      RYDEX         CORE
                                                           COMMUNICATIONS  TRANSPORTATION  MONEY MARKET   UTILITIES      EQUITY
                                                           -----------------------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ....................................  $        1,457  $           --  $         --  $     16,026  $    12,670
Expenses:
  Mortality and expense risk fees .......................           1,332           2,259         9,919         5,938       11,001
  Administrative fees ...................................             159             271         1,190           712        1,320
----------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................           1,491           2,530        11,109         6,650       12,321
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................             (34)         (2,530)      (11,109)        9,376          349
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares .................................           6,074           5,527            --        57,837       44,404
  Net realized short-term capital gain distributions
    from investments in portfolio shares ................              --              --             6            --           --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ................              --              --            --            --           --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ............................           6,074           5,527             6        57,837       44,404
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares .....           7,733          60,492            --        (6,880)     166,923
----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets
          from operations ...............................  $       13,773  $       63,489  $    (11,103) $     60,333  $   211,676
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

==================================================================================================================================
                                                                                                                         INVESCO
                                                                                                                        VARIABLE
                                                                                                                        INSURANCE
                                                                GUGGENHEIM VARIABLE INSURANCE FUNDS (CONTINUED)           FUNDS
                                                           ----------------------------------------------------------  -----------
                                                                                              RYDEX
                                                               RYDEX                           U.S.
                                                               TELE-           RYDEX        GOVERNMENT      RYDEX         CORE
                                                           COMMUNICATIONS  TRANSPORTATION  MONEY MARKET   UTILITIES      EQUITY
                                                           -----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $          (34) $       (2,530) $    (11,109) $      9,376  $       349
  Net realized gain (loss) on investments in
    portfolio shares ....................................           6,074           5,527             6        57,837       44,404
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................           7,733          60,492            --        (6,880)     166,923
----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets
    from operations .....................................          13,773          63,489       (11,103)       60,333      211,676
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments
    (including breakage) ................................             539              (1)            1           121          964
  Contract redemptions ..................................          (4,646)        (10,999)      (70,678)      (50,555)     (94,756)
  Net transfers (including mortality transfers) .........         (41,127)        235,261       (77,173)      (57,837)       4,741
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ....................         (45,234)        224,261      (147,850)     (108,271)     (89,051)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets .........         (31,461)        287,750      (158,953)      (47,938)     122,625
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................         106,640          56,863       915,228       451,218      803,827
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................  $       75,179  $      344,613  $    756,275       403,280  $   926,452
==================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                                                  JANUS
                                                                                                                  ASPEN
                                                                                                                 SERIES-
                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                             INSTITUTIONAL
-----------------------------------------------------------------------------------------------------------  -----------------
               GLOBAL      GLOBAL                   MID CAP
 DIVERSIFIED   HEALTH       REAL         HIGH        CORE        MONEY                         VALUE
  DIVIDEND      CARE       ESTATE        YIELD      EQUITY       MARKET     TECHNOLOGY   OPPORTUNITIES (b)*    ENTERPRISE
------------------------------------------------------------------------------------------------------------------------------
 $     4,093  $   5,048  $    45,352  $    97,107  $   1,409  $      3,821  $        --  $            6,330  $        40,283

       3,794      9,038       15,126       25,925      3,400       140,097        1,430               6,772           99,508
         455      1,085        1,815        3,110        408        16,811          172                 812           11,941
------------------------------------------------------------------------------------------------------------------------------
       4,249     10,123       16,941       29,035      3,808       156,908        1,602               7,584          111,449
------------------------------------------------------------------------------------------------------------------------------
        (156)    (5,075)      28,411       68,072     (2,399)     (153,087)      (1,602)             (1,254)         (71,166)
------------------------------------------------------------------------------------------------------------------------------
      56,053    102,781       26,403      169,736      4,605            --        2,475              18,339          536,515
          --         --           --           --      3,423            --           --                  --               --

          --         --           --           --     16,165            --        8,880                  --               --
------------------------------------------------------------------------------------------------------------------------------
      56,053    102,781       26,403      169,736     24,193            --       11,355              18,339          536,515
------------------------------------------------------------------------------------------------------------------------------
       6,095    134,170      (34,212)    (132,649)    40,868            --       13,297             130,210        1,655,889
------------------------------------------------------------------------------------------------------------------------------
 $    61,992  $ 231,876  $    20,602  $   105,159  $  62,662  $   (153,087) $    23,050  $          147,295  $     2,121,238
==============================================================================================================================

==============================================================================================================================
                                                                                                                  JANUS
                                                                                                                  ASPEN
                                                                                                                 SERIES-
                                     INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                             INSTITUTIONAL
-----------------------------------------------------------------------------------------------------------  -----------------
               GLOBAL      GLOBAL                   MID CAP
 DIVERSIFIED   HEALTH       REAL         HIGH        CORE        MONEY                         VALUE
  DIVIDEND      CARE       ESTATE        YIELD      EQUITY       MARKET     TECHNOLOGY   OPPORTUNITIES (b)*    ENTERPRISE
------------------------------------------------------------------------------------------------------------------------------
 $      (156) $  (5,075) $    28,411  $    68,072  $  (2,399) $   (153,087) $    (1,602) $           (1,254) $       (71,166)
      56,053    102,781       26,403      169,736     24,193            --       11,355              18,339          536,515
       6,095    134,170      (34,212)    (132,649)    40,868            --       13,297             130,210        1,655,889
------------------------------------------------------------------------------------------------------------------------------
      61,992    231,876       20,602      105,159     62,662      (153,087)      23,050             147,295        2,121,238
------------------------------------------------------------------------------------------------------------------------------
          98        557          702        6,267        409        97,390           --                   3           13,896
     (27,007)  (143,864)    (156,383)    (451,714)    (5,479)   (1,532,942)     (35,196)            (22,824)        (736,165)
     157,495     23,357       27,789     (752,375)    42,531    (1,028,749)        (812)             28,644         (128,000)
------------------------------------------------------------------------------------------------------------------------------
     130,586   (119,950)    (127,892)  (1,197,822)    37,461    (2,464,301)     (36,008)              5,823         (850,269)
------------------------------------------------------------------------------------------------------------------------------
     192,578    111,926     (107,290)  (1,092,663)   100,123    (2,617,388)     (12,958)            153,118        1,270,969
------------------------------------------------------------------------------------------------------------------------------
     178,578    616,939    1,249,013    2,840,776    232,398    12,727,609      126,786             495,314        7,304,017
------------------------------------------------------------------------------------------------------------------------------
 $   371,156  $ 728,865  $ 1,141,723  $ 1,748,113  $ 332,521  $ 10,110,221  $   113,828  $          648,432  $     8,574,986
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

==============================================================================================================
                                                JANUS ASPEN SERIES-
                                             INSTITUTIONAL (CONTINUED)             LAZARD RETIREMENT SERIES
                                     -----------------------------------------   -----------------------------
                                                                                  EMERGING
                                         GLOBAL                                    MARKETS     INTERNATIONAL
                                      RESEARCH (c)*      JANUS       OVERSEAS      EQUITY         EQUITY
                                     -------------------------------------------------------------------------
Investment income:
   Income dividends from
     investments in portfolio
     shares ......................... $      60,955   $    54,458   $   44,354   $    12,102   $       5,359
Expenses:
   Mortality and expense risk fees...        63,301        86,825       17,981        13,803           5,208
   Administrative fees ..............         7,596        10,419        2,158         1,656             625
--------------------------------------------------------------------------------------------------------------
     Total expenses .................        70,897        97,244       20,139        15,459           5,833
--------------------------------------------------------------------------------------------------------------
       Net investment income
         (expense) ..................        (9,942)      (42,786)      24,215        (3,357)           (474)
--------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on
     sales of investments in
     portfolio shares ...............       144,923       281,740      (52,029)      (38,499)         31,718
   Net realized short-term capital
     gain distributions from
     investments in portfolio
     shares .........................            --            --           --            --              --
   Net realized long-term capital
     gain distributions from
     investments in portfolio
     shares .........................            --            --           --         5,036              --
--------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on
        investments in portfolio
        shares ......................       144,923       281,740      (52,029)      (33,463)         31,718
--------------------------------------------------------------------------------------------------------------
Net change in unrealized
   appreciation (depreciation) of
   investments in portfolio shares...     1,060,144     1,514,305      198,420           939          42,549
--------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
           net assets from
           operations ............... $   1,195,125   $ 1,753,259   $  170,606   $   (35,881)  $      73,793
==============================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

==============================================================================================================
                                                JANUS ASPEN SERIES-
                                             INSTITUTIONAL (CONTINUED)            LAZARD RETIREMENT SERIES
                                     -----------------------------------------   -----------------------------
                                                                                  EMERGING
                                         GLOBAL                                    MARKETS     INTERNATIONAL
                                      RESEARCH (c)*      JANUS       OVERSEAS      EQUITY         EQUITY
                                     -------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense)... $      (9,942)  $   (42,786)  $   24,215   $    (3,357)  $        (474)
   Net realized gain (loss) on
     investments in portfolio
     shares .........................       144,923       281,740      (52,029)      (33,463)         31,718
   Net change in unrealized
     appreciation (depreciation) of
     investments in portfolio
     shares .........................     1,060,144     1,514,305      198,420           939          42,549
--------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets from operations .........     1,195,125     1,753,259      170,606       (35,881)         73,793
--------------------------------------------------------------------------------------------------------------
Changes from contract owners'
   transactions:
   Net contract purchase payments
     (including breakage) ...........         5,801         7,297        3,012         1,059             125
   Contract redemptions .............      (387,703)     (573,005)    (110,204)     (132,649)        (36,928)
   Net transfers (including
     mortality transfers) ...........      (101,273)      (97,346)    (101,634)     (486,138)        (50,446)
--------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net
       assets from contract
       owners' transactions ..........     (483,175)     (663,054)    (208,826)     (617,728)        (87,249)
--------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
           net assets ................      711,950     1,090,205      (38,220)     (653,609)        (13,456)
--------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....     4,730,069     6,475,952    1,479,014     1,483,649         447,162
--------------------------------------------------------------------------------------------------------------
           Net assets, end of
             period ................. $   5,442,019   $ 7,566,157   $1,440,794   $   830,040   $     433,706
==============================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

========================================================================================================================
    LAZARD RETIREMENT                                                            LEGG MASON PARTNERS       LORD ABBETT
    SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST          VARIABLE INCOME  TRUST   SERIES FUND
------------------------ -----------------------------------------------------   -----------------------  --------------
    US                                                                            WESTERN      WESTERN
 SMALL-MID       US      CLEARBRIDGE  CLEARBRIDGE   CLEARBRIDGE    CLEARBRIDGE     ASSET        ASSET     CALIBRATED
   CAP       STRATEGIC   AGGRESSIVE     ALL CAP        EQUITY       LARGE CAP    GLOBAL HIGH  STRATEGIC    DIVIDEND
  EQUITY       EQUITY      GROWTH     VALUE (d)*    INCOME (e)*      GROWTH      YIELD BOND     BOND      GROWTH (f)*
------------------------------------------------------------------------------------------------------------------------
 $       --  $    5,370  $       942  $     1,499   $      2,356   $     1,295   $     6,292  $  16,619   $     3,722
     17,591       7,911        3,797        1,141          2,127         2,620         1,345      9,909         2,760
      2,111         950          455          137            256           314           161      1,189           331
------------------------------------------------------------------------------------------------------------------------
     19,702       8,861        4,252        1,278          2,383         2,934         1,506     11,098         3,091
------------------------------------------------------------------------------------------------------------------------
    (19,702)     (3,491)      (3,310)         221            (27)       (1,639)        4,786      5,521           631
------------------------------------------------------------------------------------------------------------------------
    (54,658)     54,441       36,589        8,419         27,957        14,706           (81)     5,548         6,412
     64,967       4,676           33           --             --         1,066            --         --        12,520
    108,177      51,623       18,505        7,896             --        25,827            --         --         8,799
------------------------------------------------------------------------------------------------------------------------
    118,486     110,740       55,127       16,315         27,957        41,599           (81)     5,548        27,731
------------------------------------------------------------------------------------------------------------------------
    298,794      39,466       46,598        6,169         11,185        25,435           523    (37,301)       22,684
------------------------------------------------------------------------------------------------------------------------
 $  397,578  $  146,715  $    98,415  $    22,705   $     39,115   $    65,395   $     5,228  $ (26,232)  $    51,046
========================================================================================================================


========================================================================================================================
    LAZARD RETIREMENT                                                             LEGG MASON PARTNERS     LORD ABBETT
    SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST         VARIABLE INCOME TRUST    SERIES FUND
------------------------ -----------------------------------------------------   -----------------------  --------------
    US                                                                             WESTERN     WESTERN
 SMALL-MID       US      CLEARBRIDGE  CLEARBRIDGE   CLEARBRIDGE    CLEARBRIDGE      ASSET       ASSET      CALIBRATED
   CAP       STRATEGIC    AGGRESSIVE    ALL CAP        EQUITY       LARGE CAP    GLOBAL HIGH  STRATEGIC     DIVIDEND
  EQUITY       EQUITY      GROWTH     VALUE (d)*    INCOME (e)*      GROWTH      YIELD BOND     BOND      GROWTH (f)*
------------------------------------------------------------------------------------------------------------------------

$   (19,702) $   (3,491) $    (3,310) $       221   $        (27)  $    (1,639)  $     4,786  $   5,521   $       631
    118,486     110,740       55,127       16,315         27,957        41,599           (81)     5,548        27,731
    298,794      39,466       46,598        6,169         11,185        25,435           523    (37,301)       22,684
------------------------------------------------------------------------------------------------------------------------
    397,578     146,715       98,415       22,705         39,115        65,395         5,228    (26,232)       51,046
------------------------------------------------------------------------------------------------------------------------
     11,278         160           --           --             --            69            (1)        (5)           (1)
   (186,753)    (36,953)     (15,008)      (3,226)       (35,874)      (14,608)         (795)   (60,454)      (14,082)
    (23,089)    (11,946)     150,036       27,459        (29,062)       27,659        (9,202)   116,487             0
------------------------------------------------------------------------------------------------------------------------
   (198,564)    (48,739)     135,028       24,233        (64,936)       13,120        (9,998)    56,028       (14,083)
------------------------------------------------------------------------------------------------------------------------
    199,014      97,976      233,443       46,938        (25,821)       78,515        (4,770)    29,796        36,963
------------------------------------------------------------------------------------------------------------------------
  1,312,250     516,314      152,293       70,110        174,363       202,737       111,415    734,292       203,689
------------------------------------------------------------------------------------------------------------------------
$ 1,511,264  $  614,290  $   385,736  $   117,048   $    148,542   $   281,252    $  106,645  $ 764,088   $   240,652
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

=====================================================================================================================
                                                      LORD ABBETT
                                                      SERIES FUND            NEUBERGER BERMAN ADVISERS
                                                      (CONTINUED)                 MANAGEMENT TRUST
                                                      ------------    ----------------------------------------------
                                                        GROWTH                                MID CAP        SHORT
                                                          AND        LARGE CAP    MID CAP    INTRINSIC     DURATION
                                                        INCOME         VALUE      GROWTH       VALUE         BOND
                                                      --------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ...............................  $   23,427  $    15,782  $       --  $    13,058  $   37,334
Expenses:
   Mortality and expense risk fees ..................      51,968       17,379       4,413       13,290      20,630
   Administrative fees ..............................       6,237        2,086         529        1,595       2,476
--------------------------------------------------------------------------------------------------------------------
     Total expenses .................................      58,205       19,465       4,942       14,885      23,106
--------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............     (34,778)      (3,683)     (4,942)      (1,827)     14,228
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................      (4,251)      93,579      23,520       29,800     (22,849)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........          --           --          --           --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........          --           --          --           --          --
--------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares .........................      (4,251)      93,579      23,520       29,800     (22,849)
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
    portfolio shares ................................   1,241,812      267,366      75,625      283,504      (3,738)
--------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ..........................  $1,202,783  $   357,262  $   94,203  $   311,477  $  (12,359)
=====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

=======================================================================================================================
                                                     LORD ABBETT
                                                     SERIES FUND                NEUBERGER BERMAN ADVISERS
                                                     (CONTINUED)                    MANAGEMENT TRUST
                                                     ------------  ----------------------------------------------------
                                                        GROWTH                                MID CAP         SHORT
                                                         AND        LARGE CAP     MID CAP    INTRINSIC      DURATION
                                                        INCOME        VALUE       GROWTH       VALUE          BOND
                                                     ------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................. $   (34,778) $    (3,683) $   (4,942) $    (1,827)  $    14,228
   Net realized gain (loss) on investments in
     portfolio shares ...............................      (4,251)      93,579      23,520       29,800       (22,849)
   Net change in unrealized appreciation
     (depreciation) of investments
       in portfolio shares ..........................   1,241,812      267,366      75,625      283,504        (3,738)
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .............................   1,202,783      357,262      94,203      311,477       (12,359)
-----------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) ......................................       4,073        2,273       2,094          264         1,021
   Contract redemptions .............................    (318,772)    (146,711)    (42,399)      (9,437)     (221,310)
   Net transfers (including mortality transfers) ....    (123,048)     (45,665)     30,063       22,935       140,119
-----------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
       contract owners' transactions ................    (437,747)    (190,103)    (10,242)      13,762       (80,170)
-----------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......     765,036      167,159      83,961      325,239       (92,529)
-----------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................   3,731,027    1,315,289     313,339      874,740     1,686,215
-----------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ................ $ 4,496,063  $ 1,482,448  $  397,300  $ 1,199,979  $  1,593,686
=======================================================================================================================

     The accompanying notes are an integral part of these financial statements.

==========================================================================================================
       NEUBERGER
    BERMAN ADVISERS
       MANAGEMENT           NORTHERN LIGHTS
   TRUST (CONTINUED)        VARIABLE TRUST                 PIMCO VARIABLE INSURANCE TRUST
---------------------   ---------------------  -----------------------------------------------------------
                                                                                    FOREIGN
                                                            COMMODITY-  EMERGING      BOND      GLOBAL
SMALL-CAP   SOCIALLY      JNF          JNF          ALL     REALRETURN   MARKETS   US DOLLAR-    BOND
 GROWTH    RESPONSIVE   BALANCED      EQUITY       ASSET     STRATEGY      BOND      HEDGED    UNHEDGED
----------------------------------------------------------------------------------------------------------
$      --  $      296  $   37,554  $    37,078 $   46,809  $      1,808  $  2,584  $      520  $   6,523
    1,816         523      58,014       52,593     12,972         1,239       646         349      7,339
      217          63       6,962        6,311      1,557           148        78          42        881
----------------------------------------------------------------------------------------------------------
    2,033         586      64,976       58,904     14,529         1,387       724         391      8,220
----------------------------------------------------------------------------------------------------------
   (2,033)       (290)    (27,422)     (21,826)    32,280           421     1,860         129     (1,697)
----------------------------------------------------------------------------------------------------------

    8,464       1,287      91,058      115,820       (137)      (14,087)    1,034         203    (29,363)
       --          --          --           --         --            --        --       1,127         --

       --          --          --           --         --            --       227          85      2,926
----------------------------------------------------------------------------------------------------------
    8,464       1,287      91,058      115,820       (137)      (14,087)    1,261       1,415    (26,437)
----------------------------------------------------------------------------------------------------------

   46,525      11,442     706,571    1,122,368    (53,018)       (3,697)   (7,237)     (1,768)   (36,304)
----------------------------------------------------------------------------------------------------------
$  52,956  $   12,439  $  770,207  $ 1,216,362 $  (20,875) $    (17,363) $ (4,116) $     (224) $ (64,438)
==========================================================================================================

==========================================================================================================
       NEUBERGER
    BERMAN ADVISERS
      MANAGEMENT             NORTHERN LIGHTS
   TRUST (CONTINUED)         VARIABLE TRUST                  PIMCO VARIABLE INSURANCE TRUST
-----------------------   ---------------------  ---------------------------------------------------------
                                                                                    FOREIGN
                                                             COMMODITY-  EMERGING     BOND      GLOBAL
 SMALL-CAP  SOCIALLY        JNF         JNF         ALL     REALRETURN   MARKETS   US DOLLAR-    BOND
   GROWTH  RESPONSIVE     BALANCED    EQUITY       ASSET     STRATEGY     BOND      HEDGED     UNHEDGED
----------------------------------------------------------------------------------------------------------

$  (2,033) $     (290) $   (27,422) $  (21,826) $  32,280  $        421  $  1,860  $      129  $  (1,697)
    8,464       1,287       91,058     115,820       (137)      (14,087)    1,261       1,415    (26,437)

   46,525      11,442      706,571   1,122,368    (53,018)       (3,697)   (7,237)     (1,768)   (36,304)
----------------------------------------------------------------------------------------------------------
   52,956      12,439      770,207   1,216,362    (20,875)      (17,363)   (4,116)       (224)   (64,438)
----------------------------------------------------------------------------------------------------------

      319          --       10,064       9,073      5,967            --       (1)          --        822
   (6,098)     (1,318)    (433,264)   (463,591)   (49,924)       (8,283)     (120)     (9,684)   (70,409)
  171,078      10,095       61,257    (127,125)    (6,106)      (33,574)  (34,387)     (2,087)  (206,854)
----------------------------------------------------------------------------------------------------------

  165,299       8,777     (361,943)   (581,643)   (50,063)      (41,857)  (34,508)    (11,771)  (276,441)
----------------------------------------------------------------------------------------------------------
  218,255      21,216      408,264     634,719    (70,938)      (59,220)  (38,624)    (11,995)  (340,879)
----------------------------------------------------------------------------------------------------------
   55,507      32,066    4,420,462   3,842,957    926,103       126,226    64,959      33,268    796,361
----------------------------------------------------------------------------------------------------------
$ 273,762  $   53,282  $ 4,828,726  $4,477,676  $ 855,165  $     67,006  $ 26,335  $   21,273  $ 455,482
==========================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

====================================================================================================================
                                                                                                          PIONEER
                                                                                                          VARIABLE
                                                                                                         CONTRACTS
                                                           PIMCO VARIABLE INSURANCE TRUST (CONTINUED)      TRUST
                                                          --------------------------------------------   -----------
                                                            HIGH        REAL       SHORT-      TOTAL       EQUITY
                                                           YIELD       RETURN       TERM      RETURN       INCOME
                                                          ----------------------------------------------------------
Investment income:
  Income dividends from investments in
    portfolio shares ...................................  $  3,229   $   37,266   $  6,268   $ 104,615   $   26,120
Expenses:
  Mortality and expense risk fees ......................       739       33,564     10,445      59,936       14,091
  Administrative fees ..................................        89        4,027      1,254       7,193        1,691
--------------------------------------------------------------------------------------------------------------------
    Total expenses .....................................       828       37,591     11,699      67,129       15,782
--------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..................     2,401         (325)    (5,431)     37,486       10,338
--------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of
    investments in portfolio shares ....................       999       30,988      1,197      33,166       41,552
  Net realized short-term capital gain
   distributions from investments
     in portfolio shares ...............................        --        7,123         --      17,236           --
  Net realized long-term capital gain
   distributions from investments
   in portfolio shares .................................        --        9,181         --      17,525           --
--------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ...............................       999       47,292      1,197      67,927       41,552
--------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares .................................      (782)    (353,003)    (1,808)   (280,606)     212,050
--------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations ...................................  $  2,618   $ (306,036)  $ (6,042)  $(175,193)  $  263,940
====================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

===========================================================================================================================
                                                                                                                 PIONEER
                                                                                                                VARIABLE
                                                                                                                CONTRACTS
                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)          TRUST
                                                          --------------------------------------------------   ------------
                                                            HIGH         REAL        SHORT-         TOTAL        EQUITY
                                                            YIELD       RETURN        TERM         RETURN        INCOME
                                                          -----------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................     $  2,401   $      (325)  $    (5,431)  $    37,486   $    10,338
  Net realized gain (loss) on investments in
   portfolio shares .................................          999        47,292         1,197        67,927        41,552
  Net change in unrealized appreciation
   (depreciation) of investments
    in portfolio shares .............................         (782)     (353,003)       (1,808)     (280,606)      212,050
---------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) in net assets from
   operations .......................................        2,618      (306,036)       (6,042)     (175,193)      263,940
---------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including
   breakage) ........................................           (3)        3,981         8,823        14,883         5,516
  Contract redemptions ..............................       (1,796)     (157,262)      (35,423)     (285,408)      (44,068)
  Net transfers (including mortality
   transfers) .......................................      (19,095)     (839,326)      421,415    (1,210,295)       16,339
---------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
     contract owners' transactions ..................      (20,894)     (992,607)      394,815    (1,480,820)      (22,213)
---------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets .....      (18,276)   (1,298,643)      388,773    (1,656,013)      241,727
---------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................       76,560     3,298,854       752,376     5,618,138       984,926
---------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............     $ 58,284   $ 2,000,211   $ 1,141,149   $ 3,962,125   $ 1,226,653
===========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

============================================================================================================
                                                               THIRD
        PIONEER VARIABLE                                       AVENUE
        CONTRACTS TRUST                                       VARIABLE
          (CONTINUED)                ROYCE CAPITAL FUND     SERIES TRUST            VAN ECK VIP TRUST
--------------------------------   -----------------------  ------------   ------------------------------------
                                                                                        GLOBAL        MULTI-
                HIGH     MID CAP                                           EMERGING      HARD        MANAGER
     FUND      YIELD      VALUE     MICRO-CAP   SMALL-CAP      VALUE        MARKETS     ASSETS    ALTERNATIVES
---------------------------------------------------------------------------------------------------------------
  $   2,675   $ 18,042   $    999   $   4,306   $  14,301   $    33,264    $  43,765    $  8,080  $          --

      3,253      4,510      1,948      10,819      16,314        13,540       35,297      14,204          4,388
        390        541        234       1,298       1,958         1,625        4,236       1,704            527
---------------------------------------------------------------------------------------------------------------
      3,643      5,051      2,182      12,117      18,272        15,165       39,533      15,908          4,915
---------------------------------------------------------------------------------------------------------------
       (968)    12,991     (1,183)     (7,811)     (3,971)       18,099        4,232      (7,828)        (4,915)
---------------------------------------------------------------------------------------------------------------

      3,224      9,121     16,990      38,392      84,328        28,469      111,751      (5,453)           499

         --      2,650         --         --        6,133            --           --          --             --

     11,541     16,296         --      22,566      68,201            --           --      23,097          1,955
---------------------------------------------------------------------------------------------------------------
     14,765     28,067     16,990      60,958     158,662        28,469      111,751      17,644          2,454
---------------------------------------------------------------------------------------------------------------

     55,967     (3,121)    26,484     102,058     218,531       129,741      167,448      80,008         16,065
---------------------------------------------------------------------------------------------------------------
  $  69,764   $ 37,937   $ 42,291   $ 155,205   $ 373,222   $   176,309    $ 283,431   $  89,824  $      13,604
===============================================================================================================

==================================================================================================================
                                                                 THIRD
                                                                AVENUE
        PIONEER VARIABLE                                       VARIABLE
   CONTRACTS TRUST (CONTINUED)        ROYCE CAPITAL FUND     SERIES TRUST             VAN ECK VIP TRUST
----------------------------------  -----------------------  ------------  ---------------------------------------
                                                                                          GLOBAL        MULTI-
               HIGH      MID CAP                                            EMERGING       HARD        MANAGER
    FUND       YIELD      VALUE     MICRO-CAP   SMALL-CAP       VALUE        MARKETS      ASSETS     ALTERNATIVES
------------------------------------------------------------------------------------------------------------------
  $    (968) $  12,991  $   (1,183) $  (7,811) $    (3,971)  $    18,099   $     4,232  $    (7,828) $     (4,915)
     14,765     28,067      16,990     60,958      158,662        28,469       111,751       17,644         2,454

     55,967     (3,121)     26,484    102,058      218,531       129,741       167,448       80,008        16,065
------------------------------------------------------------------------------------------------------------------

     69,764     37,937      42,291    155,205      373,222       176,309       283,431       89,824        13,604
------------------------------------------------------------------------------------------------------------------

          1         (7)         (5)     6,834        8,315         6,823        10,666        1,837         9,359
     (6,435)   (31,486)    (16,866)  (107,968)    (115,381)      (99,175)     (161,272)    (149,684)      (30,009)
        703    (61,255)     34,691    (45,584)        (771)     (119,187)     (140,850)      48,303        54,045
------------------------------------------------------------------------------------------------------------------

     (5,731)   (92,748)     17,820   (146,718)    (107,837)     (211,539)     (291,456)     (99,544)       33,395
------------------------------------------------------------------------------------------------------------------
     64,033    (54,811)     60,111      8,487      265,385       (35,230)       (8,025)      (9,720)       46,999
------------------------------------------------------------------------------------------------------------------
    225,107    399,964      97,218    876,039    1,203,156     1,048,073     2,820,730    1,192,319       340,119
------------------------------------------------------------------------------------------------------------------
  $ 289,140  $ 345,153  $  157,329  $ 884,526  $ 1,468,541   $ 1,012,843   $ 2,812,705  $ 1,182,599  $    387,118
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                           VAN ECK
                                                          VIP TRUST             WELLS FARGO                        INTEREST
                                                         (CONTINUED)         ADVANTAGE VT FUNDS                ADJUSTMENT ACCOUNTS
                                                       --------------  ------------------------------   ---------------------------
                                                        UNCONSTRAINED
                                                          EMERGING
                                                           MARKETS
                                                          BOND (g)*      DISCOVERY      OPPORTUNITY       1 YEAR          5 YEAR
                                                       ----------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares ............................... $    19,346     $       374     $     5,990      $     --       $      --
Expenses:
  Mortality and expense risk fees .....................      10,263          63,852          38,706            --              --
  Administrative fees .................................       1,231           7,663           4,645            --              --
-----------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...................................      11,494          71,515          43,351            --              --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ................       7,852         (71,141)        (37,361)           --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
    in portfolio shares:
  Net realized gains (losses) on sales of investments
     in portfolio shares ..............................     (11,829)        213,359         149,167            --              --
  Net realized short-term capital gain distributions
     from investments in portfolio shares .............         157              --              --            --              --
  Net realized long-term capital gain distributions
     from investments in portfolio shares .............          --         145,106              --            --              --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
            in portfolio shares .......................     (11,672)        358,465         149,167            --              --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments  in portfolio shares ................     (91,728)      1,467,792         659,891            --              --
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
               from operations ........................ $   (95,548)    $ 1,755,116     $   771,697      $     --       $      --
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2013

===================================================================================================================================
                                                            VAN ECK
                                                           VIP TRUST             WELLS FARGO                       INTEREST
                                                          (CONTINUED)        ADVANTAGE VT FUNDS                ADJUSTMENT ACCOUNTS
                                                        ---------------  -----------------------------   --------------------------
                                                         UNCONSTRAINED
                                                            EMERGING
                                                            MARKETS
                                                           BOND (g)*      DISCOVERY       OPPORTUNITY       1 YEAR          5 YEAR
                                                        ---------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) ...................... $      7,852    $    (71,141)    $ (37,361.00)  $        --    $       --
  Net realized gain (loss) on investments
   in portfolio shares .................................      (11,672)        358,465          149,167            --            --
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares .................      (91,728)      1,467,792          659,891            --            --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations ................................      (95,548)      1,755,116          771,697            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage)...        1,341          19,252             (652)           (1)           --
  Contract redemptions .................................      (46,211)       (345,184)        (450,455)       (4,801)         (134)
  Net transfers (including mortality transfers) ........      (86,343)        214,762         (147,675)           --            --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        contract owners'  transactions .................     (131,213)       (111,170)        (598,782)       (4,802)         (134)
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets ........     (226,761)      1,643,946          172,915        (4,802)         (134)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................      959,406       4,204,003        2,964,104       493,791           841
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................. $    732,645    $  5,847,949      $ 3,137,019   $   488,989   $       707
-----------------------------------------------------------------------------------------------------------------------------------

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================
   COMBINED
     TOTAL
---------------
  $  1,639,645

     1,879,896
       225,585
---------------
     2,105,481
---------------
      (465,836)
---------------

     4,862,693

       765,975

     1,493,245
---------------
     7,121,913
---------------

    22,384,477
---------------
  $ 29,040,554
---------------

================================================================================
    COMBINED
     TOTAL
----------------
   $   (465,836)
      7,121,913

     22,384,477
----------------
     29,040,554
----------------

        393,082
    (16,489,578)
       (797,000)
----------------

    (16,893,496)
----------------
     12,147,058
----------------
    144,942,640
----------------
   $157,089,698
----------------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                        ALLIANCE-
                                                                                                                        BERNSTEIN
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                             THE ALGER PORTFOLIOS                      SERIES FUND
                                                              -------------------------------------------------------  -------------
                                                                 CAPITAL      LARGE CAP      MID CAP      SMALL CAP     GROWTH AND
                                                              APPRECIATION      GROWTH        GROWTH       GROWTH         INCOME
                                                              ----------------------------------------------------------------------
Investment income:
  Income dividends from investments in portfolio shares ...   $     86,683   $    51,807   $        --   $        --   $      8,623
Expenses:
  Mortality and expense risk fees .........................        105,408        56,021        53,359        19,680          6,552
  Administrative fees .....................................         12,649         6,722         6,403         2,362            787
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ........................................        118,057        62,743        59,762        22,042          7,339
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .....................        (31,374)      (10,936)      (59,762)      (22,042)         1,284
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio shares ...................................        425,636       129,803      (362,631)       63,284         43,623
  Net realized short-term capital gain distributions
    from investments in portfolio shares ..................             --            --            --         4,226             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ..................          2,898            --            --       327,973             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares ...............................        428,534       129,803      (362,631)      395,483         43,623
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ......................        868,502       245,067       996,190      (211,629)        13,134
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
            operations ....................................   $  1,265,662   $   363,934   $   573,797   $   161,812   $     58,041
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                                                                        ALLIANCE-
                                                                                                                        BERNSTEIN
                                                                                                                         VARIABLE
                                                                                                                         PRODUCTS
                                                                             THE ALGER PORTFOLIOS                      SERIES FUND
                                                              -------------------------------------------------------  -------------
                                                                 CAPITAL      LARGE CAP      MID CAP      SMALL CAP     GROWTH AND
                                                              APPRECIATION      GROWTH        GROWTH       GROWTH         INCOME
                                                              ----------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .........................   $    (31,374)  $   (10,936)  $   (59,762)  $   (22,042)  $      1,284
  Net realized gain (loss) on investments
    in portfolio shares ...................................        428,534       129,803      (362,631)      395,483         43,623
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ....................        868,502       245,067       996,190      (211,629)        13,134
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ........................................      1,265,662       363,934       573,797       161,812         58,041
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) .....         29,927         8,731         6,548         7,078             --
  Contract redemptions ....................................       (609,967)     (536,830)     (387,153)     (241,098)       (54,790)
  Net transfers (including mortality transfers) ...........       (110,014)     (177,377)     (180,090)      (60,594)       295,124
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .......................       (690,054)     (705,476)     (560,695)     (294,614)       240,334
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .............        575,608      (341,542)       13,102      (132,802)       298,375
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................      7,764,876     4,497,694     4,069,646     1,595,496        273,364
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .......................   $  8,340,484   $ 4,156,152   $ 4,082,748   $ 1,462,694   $    571,739
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                                                          COLUMBIA       DREYFUS
                                                                       FUNDS VARIABLE   INVESTMENT
                AMERICAN CENTURY VARIABLE PORTFOLIOS                    SERIES TRUST    PORTFOLIOS
---------------------------------------------------------------------  ---------------  -----------
                                                                                          SMALL        DREYFUS
                                                                         CVP SELIGMAN      CAP        SOCIALLY       DREYFUS
              INCOME &      INFLATION                                       GLOBAL        STOCK      RESPONSIBLE      STOCK
 BALANCED      GROWTH      PROTECTION    INTERNATIONAL      VALUE         TECHNOLOGY      INDEX        GROWTH         INDEX
-------------------------------------------------------------------------------------------------------------------------------
$   24,085   $    51,339   $    19,116   $       9,494   $    71,630   $           --   $      976   $    13,313   $   154,728

    13,486        29,967        10,815          13,931        47,456           19,461        2,893        20,199        95,405
     1,618         3,596         1,298           1,671         5,695            2,335          347         2,424        11,448
-------------------------------------------------------------------------------------------------------------------------------
    15,104        33,563        12,113          15,602        53,151           21,796        3,240        22,623       106,853
-------------------------------------------------------------------------------------------------------------------------------
     8,981        17,776         7,003          (6,108)       18,479          (21,796)      (2,264)       (9,310)       47,875
-------------------------------------------------------------------------------------------------------------------------------



    47,694       (46,725)       45,764         (60,974)     (202,602)          37,713       13,441        63,742        59,676

        --            --         2,495              --            --               --        1,133            --         7,892

        --            --        17,432              --            --            2,932        6,435            --       359,369
-------------------------------------------------------------------------------------------------------------------------------

    47,694       (46,725)       65,691         (60,974)     (202,602)          40,645       21,009        63,742       426,937
-------------------------------------------------------------------------------------------------------------------------------

    50,548       316,983       (22,197)        266,025       652,478           64,828        5,799       107,622       510,868
-------------------------------------------------------------------------------------------------------------------------------

$  107,223   $   288,034   $    50,497   $     198,943   $   468,355   $       83,677   $   24,544   $   162,054   $   985,680
===============================================================================================================================

===============================================================================================================================
                                                                          COLUMBIA       DREYFUS
                                                                       FUNDS VARIABLE   INVESTMENT
                AMERICAN CENTURY VARIABLE PORTFOLIOS                    SERIES TRUST    PORTFOLIOS
---------------------------------------------------------------------  ---------------  -----------
                                                                                          SMALL        DREYFUS
                                                                         CVP SELIGMAN      CAP        SOCIALLY       DREYFUS
              INCOME &      INFLATION                                       GLOBAL        STOCK      RESPONSIBLE      STOCK
 BALANCED      GROWTH      PROTECTION    INTERNATIONAL      VALUE         TECHNOLOGY      INDEX        GROWTH         INDEX
-------------------------------------------------------------------------------------------------------------------------------
$    8,981   $    17,776   $     7,003   $      (6,108)  $    18,479   $      (21,796)  $  (2,264)   $    (9,310)  $    47,875

    47,694       (46,725)       65,691         (60,974)     (202,602)          40,645      21,009         63,742       426,937

    50,548       316,983       (22,197)        266,025       652,478           64,828       5,799        107,622       510,868
-------------------------------------------------------------------------------------------------------------------------------

   107,223       288,034        50,497         198,943       468,355           83,677      24,544        162,054       985,680
-------------------------------------------------------------------------------------------------------------------------------

      --           9,541         2,875           6,536        16,235            5,026          --          2,232        17,710
  (124,712)     (322,128)     (175,223)       (178,527)     (338,976)         (61,144)    (10,930)      (148,908)     (627,511)
   574,367       361,789      (316,453)         59,250      (279,851)         (45,728)     36,321       (125,553)       54,698
-------------------------------------------------------------------------------------------------------------------------------

   449,655        49,202      (488,801)       (112,741)     (602,592)        (101,846)     25,391       (272,229)     (555,103)
-------------------------------------------------------------------------------------------------------------------------------
   556,878       337,236      (438,304)         86,202      (134,237)         (18,169)     49,935       (110,175)      430,577
-------------------------------------------------------------------------------------------------------------------------------
   789,138     2,163,090     1,127,725       1,148,908     3,821,112        1,474,383     183,595      1,602,720     7,133,783
-------------------------------------------------------------------------------------------------------------------------------
$1,346,016   $ 2,500,326   $   689,421   $   1,235,110   $ 3,686,875   $    1,456,214   $ 233,530    $ 1,492,545   $ 7,564,360
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                              DREYFUS
                                                             VARIABLE
                                                            INVESTMENT              FEDERATED                GUGGENHEIM VARIABLE
                                                               FUND              INSURANCE SERIES           INSURANCE FUNDS (a)*
                                                          --------------   ----------------------------  ---------------------------
                                                                              HIGH                           CLS           CLS
                                                           INTERNATIONAL     INCOME         MANAGED      ADVISORONE     ADVISORONE
                                                               VALUE         BOND II     VOLATILITY II   AMERIGO (b)*  CLERMONT (b)*
                                                           -------------------------------------------------------------------------
Investment income:
  Income dividends from investments
    in portfolio shares .................................  $      35,816   $   118,349   $      29,521   $        --   $      1,294
Expenses:
  Mortality and expense risk fees .......................         15,429        19,280          13,102         2,731          1,032
  Administrative fees ...................................          1,851         2,314           1,572           328            124
------------------------------------------------------------------------------------------------------------------------------------
    Total expenses ......................................         17,280        21,594          14,674         3,059          1,156
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................         18,536        96,755          14,847        (3,059)           138
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized gains (losses) on sales of investments
    in portfolio  shares ................................        (84,744)       65,976          35,735        (2,206)         3,996
  Net realized short-term capital gain distributions
    from investments in portfolio shares ................             --            --              --            --             --
  Net realized long-term capital gain distributions
    from investments in portfolio shares ................             --            --          59,282        12,197             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
        in portfolio shares .............................        (84,744)       65,976          95,017         9,991          3,996
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares ....................        197,761        26,473          10,536        17,928          2,758
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from
            operations ..................................  $     131,553   $   189,204   $     120,400   $    24,860   $      6,892
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                              DREYFUS
                                                              VARIABLE
                                                             INVESTMENT             FEDERATED                GUGGENHEIM VARIABLE
                                                                FUND            INSURANCE SERIES            INSURANCE FUNDS (a)*
                                                           --------------  ----------------------------  ---------------------------
                                                                              HIGH                           CLS           CLS
                                                           INTERNATIONAL     INCOME         MANAGED      ADVISORONE     ADVISORONE
                                                               VALUE         BOND II     VOLATILITY II   AMERIGO (b)*  CLERMONT (b)*
                                                           -------------------------------------------------------------------------
Changes from operations:
  Net investment income (expense) .......................  $      18,536   $    96,755   $      14,847   $    (3,059)  $        138
  Net realized gain (loss) on investments
    in portfolio shares .................................        (84,744)       65,976          95,017         9,991          3,996
  Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................        197,761        26,473          10,536        17,928          2,758
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from operations .................................        131,553       189,204         120,400        24,860          6,892
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments (including breakage) ...         11,714            (8)         18,705            --             --
  Contract redemptions ..................................       (101,257)     (185,581)       (149,830)       (2,782)        (2,601)
  Net transfers (including mortality transfers) .........        (45,355)      (82,132)        139,934       (19,400)         2,268
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
      contract owners' transactions .....................       (134,898)     (267,721)          8,809       (22,182)          (333)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ...........         (3,345)      (78,517)        129,209         2,678          6,559
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................      1,268,988     1,566,895         961,262       211,907         72,515
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period .....................  $   1,265,643   $ 1,488,378   $   1,090,471   $   214,585   $     79,074
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 RYDEX                            RYDEX         RYDEX                                      RYDEX          RYDEX
   RYDEX         BASIC            RYDEX          CONSUMER       DOW 2X          RYDEX         RYDEX        ENERGY      EUROPE 1.25X
BANKING (c)* MATERIALS (c)* BIOTECHNOLOGY (c)* PRODUCTS (c)* STRATEGY (c)* ELECTRONICS (c)* ENERGY (c)* SERVICES (c)* STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
$       136  $          --  $              --  $      1,443  $         --  $            --  $       --  $         --  $         417
        906          4,704             11,608         2,020         3,721              985       9,092         8,804            439
        109            565              1,393           242           447              119       1,091         1,056             53
------------------------------------------------------------------------------------------------------------------------------------

      1,015          5,269             13,001         2,262         4,168            1,104      10,183         9,860            492
------------------------------------------------------------------------------------------------------------------------------------

       (879)        (5,269)           (13,001)         (819)       (4,168)          (1,104)    (10,183)       (9,860)           (75)
------------------------------------------------------------------------------------------------------------------------------------

      7,351       (119,977)           224,705        18,698        43,695          (12,138)     (5,529)     (228,106)        (6,360)
         19          9,967                 --            --            --               --      21,211         1,637             --
         63         13,779                 --            --            --               --      72,322        89,206             --
------------------------------------------------------------------------------------------------------------------------------------
      7,433        (96,231)           224,705        18,698        43,695          (12,138)     88,004      (137,263)        (6,360)
------------------------------------------------------------------------------------------------------------------------------------
      2,555        119,594            (25,673)       (5,510)      13,944               152     (75,273)      117,738         10,618
------------------------------------------------------------------------------------------------------------------------------------
$     9,109  $      18,094  $         186,031  $     12,369  $     53,471  $       (13,090) $    2,548  $    (29,385) $       4,183
====================================================================================================================================

====================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 RYDEX                            RYDEX         RYDEX                                      RYDEX          RYDEX
   RYDEX         BASIC            RYDEX          CONSUMER       DOW 2X          RYDEX         RYDEX        ENERGY      EUROPE 1.25X
BANKING (c)* MATERIALS (c)* BIOTECHNOLOGY (c)* PRODUCTS (c)* STRATEGY (c)* ELECTRONICS (c)* ENERGY (c)* SERVICES (c)* STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
$      (879) $      (5,269) $         (13,001) $       (819) $     (4,168) $        (1,104) $  (10,183) $     (9,860) $         (75)
      7,433        (96,231)           224,705        18,698        43,695          (12,138)     88,004      (137,263)        (6,360)

      2,555        119,594            (25,673)       (5,510)       13,944              152     (75,273)      117,738         10,618
 -----------------------------------------------------------------------------------------------------------------------------------

      9,109         18,094            186,031        12,369        53,471          (13,090)      2,548       (29,385)         4,183
 -----------------------------------------------------------------------------------------------------------------------------------

        490            614                482           118            (1)             180         672           374             (2)
     (1,803)       (83,350)          (104,595)       (6,146)      (20,429)          (6,938)    (99,128)      (80,152)        (5,388)
     37,930        (88,496)           153,788      (147,540)     (173,289)          19,703     (67,208)      (93,146)        14,245
 -----------------------------------------------------------------------------------------------------------------------------------

     36,617       (171,232)            49,675      (153,568)     (193,719)          12,945    (165,664)     (172,924)         8,855
 -----------------------------------------------------------------------------------------------------------------------------------
     45,726       (153,138)           235,706      (141,199)     (140,248)            (145)   (163,116)     (202,309)        13,038
 -----------------------------------------------------------------------------------------------------------------------------------
     46,485        417,688            574,905       268,399       318,501            2,694     801,839       628,575         36,393
 -----------------------------------------------------------------------------------------------------------------------------------
$    92,211  $     264,550  $         810,611  $    127,200  $    178,253  $         2,549  $  638,723  $    426,266  $      49,431
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                 RYDEX                                     RYDEX
                                                                RYDEX        GOVERNMENT       RYDEX                       INVERSE
                                                              FINANCIAL    LONG BOND 1.2X    HEALTH        RYDEX          DOW 2X
                                                            SERVICES (c)*  STRATEGY (c)*    CARE (c)*   INTERNET (c)*  STRATEGY (c)*
                                                            ------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares... $         205  $        2,947  $        --  $          --  $         --
Expenses:
   Mortality and expense risk fees ........................           938           5,491        3,463            826         1,055
   Administrative fees ....................................           113             659          415             99           127
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................         1,051           6,150        3,878            925         1,182
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................          (846)         (3,203)      (3,878)          (925)       (1,182)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        (1,084)        (12,676)      13,336         (2,852)       (1,675)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --          47,856           --             --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................            --          18,918           --         16,206            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
           portfolio shares ...............................        (1,084)         54,098       13,336         13,354        (1,675)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        12,415        (100,459)      22,164         (5,873)      (20,789)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations .................................. $      10,485  $      (49,564) $    31,622  $       6,556  $    (23,646)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                RYDEX                                     RYDEX
                                                                RYDEX        GOVERNMENT       RYDEX                      INVERSE
                                                              FINANCIAL    LONG BOND 1.2X    HEALTH         RYDEX         DOW 2X
                                                            SERVICES (c)*  STRATEGY (c)*    CARE (c)*   INTERNET (c)*  STRATEGY (c)*
                                                            ------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................ $        (846) $       (3,203) $    (3,878) $        (925) $     (1,182)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................        (1,084)         54,098       13,336         13,354        (1,675)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................        12,415        (100,459)      22,164         (5,873)      (20,789)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from
      operations ..........................................        10,485         (49,564)      31,622          6,556       (23,646)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....           950             269          694             --            --
   Contract redemptions ...................................       (12,999)        (42,589)     (54,097)          (546)         (953)
   Net transfers (including mortality transfers) ..........       205,271      (1,058,710)     174,864          2,270             0
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .....................       193,222      (1,101,030)     121,461          1,724          (953)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..........       203,707      (1,150,594)     153,083          8,280       (24,599)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        30,279       1,398,165      148,862         51,096       100,935
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ................... $     233,986  $      247,571  $   301,945  $      59,376  $     76,336
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 RYDEX INVERSE     RYDEX           RYDEX        RYDEX         RYDEX                                                      RYDEX
  GOVERNMENT      INVERSE         INVERSE      INVERSE        JAPAN                       RYDEX                        NASDAQ-100(R)
  LONG BOND    NASDAQ-100(R) RUSSELL 2000(R)   S&P 500          2X          RYDEX     MID CAP 1.5X        RYDEX             2X
STRATEGY (c)*  STRATEGY (c)* STRATEGY (c)*   STRATEGY (c)* STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
 $         --  $         --  $           --  $          --  $        --  $        --  $         --  $              --  $         --

            3            75              31          2,068          546          895          3,116            14,686        10,334
           --             9               3            249           66          107            374             1,763         1,240
------------------------------------------------------------------------------------------------------------------------------------
            3            84              34          2,317          612        1,002          3,490            16,449        11,574
------------------------------------------------------------------------------------------------------------------------------------
           (3)          (84)            (34)        (2,317)        (612)      (1,002)        (3,490)          (16,449)      (11,574)
------------------------------------------------------------------------------------------------------------------------------------


           (4)          (22)             (6)       (35,203)         709        5,943         16,607           110,508        96,235

           --            --              --             --           --           --             --                --            --

           --            --              --             --           --           --             --                --            --
------------------------------------------------------------------------------------------------------------------------------------
           (4)          (22)             (6)       (35,203)         709        5,943         16,607           110,508        96,235
------------------------------------------------------------------------------------------------------------------------------------

          (10)       (1,304)           (492)         2,743        4,307        6,796         21,727            46,330        26,591
------------------------------------------------------------------------------------------------------------------------------------
 $        (17) $     (1,410) $         (532) $     (34,777) $     4,404  $    11,737  $     34,844  $         140,389  $    111,252
====================================================================================================================================

====================================================================================================================================
                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 RYDEX INVERSE     RYDEX          RYDEX         RYDEX         RYDEX                                                      RYDEX
  GOVERNMENT      INVERSE        INVERSE       INVERSE        JAPAN                       RYDEX                       NASDAQ-100(R)
  LONG BOND    NASDAQ-100(R) RUSSELL 2000(R)   S&P 500          2X           RYDEX    MID CAP 1.5X        RYDEX             2X
STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)*  STRATEGY (c)* STRATEGY (c)* LEISURE (c)* STRATEGY (c)* NASDAQ-100(R) (c)* STRATEGY (c)*
------------------------------------------------------------------------------------------------------------------------------------
 $         (3) $        (84) $          (34) $     (2,317) $       (612) $    (1,002) $     (3,490) $         (16,449) $    (11,574)
           (4)          (22)             (6)      (35,203)          709        5,943        16,607            110,508        96,235

          (10)       (1,304)           (492)        2,743         4,307        6,796        21,727             46,330        26,591
------------------------------------------------------------------------------------------------------------------------------------
          (17)       (1,410)           (532)      (34,777)        4,404       11,737        34,844            140,389       111,252
------------------------------------------------------------------------------------------------------------------------------------

           --            (1)             (1)          749             1           --             1              2,138            --
           (6)           --              --        (6,098)      (15,591)      (1,062)      (10,195)           (93,692)      (50,834)
            0             0               0        67,986        13,573       20,333        48,329            187,346        50,596
------------------------------------------------------------------------------------------------------------------------------------

           (6)           (1)             (1)       62,637        (2,017)      19,271        38,135             95,792          (238)
------------------------------------------------------------------------------------------------------------------------------------
          (23)       (1,411)           (533)       27,860         2,387       31,008        72,979            236,181       111,014
------------------------------------------------------------------------------------------------------------------------------------
          224         7,130           2,760       170,468        38,015       35,014       151,893            944,728       409,863
------------------------------------------------------------------------------------------------------------------------------------
 $        201  $      5,719  $        2,227  $    198,328  $     40,402  $    66,022  $    224,872  $       1,180,909  $    520,877
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                           RYDEX
                                                                                RYDEX         RYDEX                       RUSSELL
                                                                RYDEX         PRECIOUS        REAL          RYDEX      2000(R) 1.5X
                                                               NOVA (c)*     METALS (c)*   ESTATE (c)*  RETAILING (c)* STRATEGY (c)*
                                                            ------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares... $          --  $           --  $     8,132  $          --  $         --
Expenses:
   Mortality and expense risk fees ........................         7,309          11,226        3,782            686         2,469
   Administrative fees ....................................           877           1,347          454             83           296
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................         8,186          12,573        4,236            769         2,765
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ...................        (8,186)        (12,573)       3,896           (769)       (2,765)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        46,800        (175,114)      15,507          8,419        (2,888)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --              --           --             --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................            --          73,356           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
           portfolio shares ...............................        46,800        (101,758)      15,507          8,419        (2,888)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................        59,793          51,883        1,444         (3,078)       29,032
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations .................................. $      98,407  $      (62,448) $    20,847  $       4,572  $     23,379
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================
                                                                      GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
                                                            ------------------------------------------------------------------------
                                                                                                                           RYDEX
                                                                               RYDEX          RYDEX                       RUSSELL
                                                                RYDEX         PRECIOUS         REAL        RYDEX       2000(R) 1.5X
                                                              NOVA (c)*      METALS (c)*   ESTATE (c)*  RETAILING (c)* STRATEGY (c)*
                                                            ------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................ $      (8,186) $      (12,573) $     3,896  $        (769) $     (2,765)
   Net realized gain (loss) on investments in portfolio
      shares ..............................................        46,800        (101,758)      15,507          8,419        (2,888)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................        59,793          51,883        1,444         (3,078)       29,032
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           operations .....................................        98,407         (62,448)      20,847          4,572        23,379
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....           238           2,524          748              2             1
   Contract redemptions ...................................       (54,638)        (64,705)     (98,779)        (3,781)       (6,860)
   Net transfers (including mortality transfers) ..........       303,420        (216,965)     221,149        119,287        27,222
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .....................       249,020        (279,146)     123,118        115,508        20,363
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..........       347,427        (341,594)     143,965        120,080        43,742
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................       381,810       1,044,310      152,610         41,457       121,264
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ................... $     729,237  $      702,716  $   296,575  $     161,537  $    165,006
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                        GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                   RYDEX      RYDEX        RYDEX        RYDEX        RYDEX         RYDEX
    RYDEX         S&P 500     S&P 500    S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP                        RYDEX
  S&P 500 2X       PURE        PURE       400 PURE     400 PURE     600 PURE      600 PURE       RYDEX              TELE-
STRATEGY (c)*   GROWTH (c)*  VALUE (c)*  GROWTH (c)*  VALUE (c)*  GROWTH (c)*    VALUE (c)*   TECHNOLOGY (c)*  COMMUNICATIONS (c)*
-----------------------------------------------------------------------------------------------------------------------------------
 $         --   $        --  $    1,232  $        -- $       --   $         --  $         --  $            --  $             2,571

        4,741         5,178       3,337        3,660       3,261         2,858         5,226            2,442                1,204
          569           621         400          439         391           343           628              293                  144
-----------------------------------------------------------------------------------------------------------------------------------
        5,310         5,799       3,737        4,099       3,652         3,201         5,854            2,735                1,348
-----------------------------------------------------------------------------------------------------------------------------------
       (5,310)       (5,799)     (2,505)      (4,099)     (3,652)       (3,201)       (5,854)          (2,735)               1,223
 -----------------------------------------------------------------------------------------------------------------------------------

       38,602        19,852      11,271        2,766      16,039        21,694       (25,187)           2,389              (12,346)

           --            --          --           --          --            --            --               --                   --

           --         3,287          --       56,991          --            --            --           26,201                   --
-----------------------------------------------------------------------------------------------------------------------------------
       38,602        23,139      11,271       59,757      16,039        21,694       (25,187)          28,590              (12,346)
-----------------------------------------------------------------------------------------------------------------------------------
       58,093        31,526      30,897      (15,970)     27,932        11,226        39,665           (8,341)              12,190
-----------------------------------------------------------------------------------------------------------------------------------
 $     91,385   $    48,866  $   39,663  $    39,688  $   40,319  $     29,719  $      8,624  $        17,514  $             1,067
===================================================================================================================================

===================================================================================================================================
                                       GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                   RYDEX       RYDEX        RYDEX       RYDEX        RYDEX         RYDEX
    RYDEX         S&P 500     S&P 500    S&P MIDCAP   S&P MIDCAP  S&P SMALLCAP  S&P SMALLCAP                        RYDEX
  S&P 500 2X       PURE        PURE       400 PURE     400 PURE    600 PURE      600 PURE       RYDEX               TELE-
 STRATEGY (c)*  GROWTH (c)*  VALUE (c)*  GROWTH (c)*  VALUE (c)*  GROWTH (c)*    VALUE (c)*   TECHNOLOGY (c)*  COMMUNICATIONS (c)*
-----------------------------------------------------------------------------------------------------------------------------------

 $     (5,310)  $    (5,799) $   (2,505) $    (4,099) $   (3,652) $     (3,201) $     (5,854) $        (2,735) $             1,223
       38,602        23,139      11,271       59,757      16,039        21,694       (25,187)          28,590              (12,346)

       58,093        31,526      30,897      (15,970)     27,932        11,226        39,665           (8,341)              12,190
-----------------------------------------------------------------------------------------------------------------------------------
       91,385        48,866      39,663       39,688      40,319        29,719         8,624           17,514                1,067
-----------------------------------------------------------------------------------------------------------------------------------

       23,590            (1)         --           (2)         (1)        1,998         2,153              681                  180
      (19,330)      (21,169)    (19,202)     (13,222)     (8,493)      (13,650)      (34,317)         (14,535)              (9,193)
     (265,220)        2,144      40,200       41,772      17,706      (399,128)       58,288          (34,818)              48,987
-----------------------------------------------------------------------------------------------------------------------------------

     (260,960)      (19,026)     20,998       28,548       9,212      (410,780)       26,124          (48,672)              39,974
-----------------------------------------------------------------------------------------------------------------------------------
     (169,575)       29,840      60,661       68,236      49,531      (381,061)       34,748          (31,158)              41,041
-----------------------------------------------------------------------------------------------------------------------------------
      342,793       403,490     214,571      262,259     253,800       502,746       253,523          169,645               65,599
-----------------------------------------------------------------------------------------------------------------------------------
 $    173,218   $   433,330  $  275,232  $   330,495  $  303,331  $    121,685  $    288,271  $       138,487  $           106,640
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                                                                          INVESCO
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)          FUNDS
                                                       ---------------------------------------------------------------  ------------
                                                                            RYDEX U.S.
                                                                            GOVERNMENT
                                                              RYDEX            MONEY         RYDEX        LONG SHORT       CORE
                                                       TRANSPORTATION (c)*  MARKET (c)*  UTILITIES (c)*  EQUITY (b,j)*    EQUITY
                                                       -----------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .............................   $                --  $        41  $       13,194  $          --  $     7,865
Expenses:
   Mortality and expense risk fees .................                   913       14,169           6,406          2,218        9,932
   Administrative fees .............................                   110        1,700             768            266        1,192
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...............................                 1,023       15,869           7,174          2,484       11,124
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........                (1,023)     (15,828)          6,020         (2,484)      (3,259)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..............                 6,010           --          28,967         (6,990)      34,330
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .............................                    --            4              --             --           --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .............................                    --           --              --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ....................                 6,010            4          28,967         (6,990)      34,330
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ..........................................                 3,528           --         (43,871)        16,690       62,736
------------------------------------------------------------------------------------------------------------------------------------
               Net increase (decrease) in net
                  assets from operations ...........   $             8,515  $   (15,824) $       (8,884) $       7,216  $    93,807
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                                                                          INVESCO
                                                                                                                         VARIABLE
                                                                                                                         INSURANCE
                                                             GUGGENHEIM VARIABLE INSURANCE FUNDS (a)* (CONTINUED)          FUNDS
                                                       ---------------------------------------------------------------  ------------
                                                                            RYDEX U.S.
                                                                            GOVERNMENT
                                                              RYDEX            MONEY         RYDEX        LONG SHORT       CORE
                                                       TRANSPORTATION (c)*  MARKET (c)*  UTILITIES (c)*  EQUITY (b,j)*    EQUITY
                                                       -----------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................   $            (1,023) $   (15,828) $        6,020  $      (2,484) $    (3,259)
   Net realized gain (loss) on investments in
      portfolio shares .............................                 6,010            4          28,967         (6,990)      34,330
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .......................................                 3,528           --         (43,871)        16,690       62,736
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ........................                 8,515      (15,824)         (8,884)         7,216       93,807
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ....................................                    --           (1)            535             --        2,000
   Contract redemptions ............................                (7,714)    (161,418)        (50,931)      (100,321)     (80,788)
   Net transfers (including mortality transfers) ...                (6,129)    (519,109)       (278,010)        (2,394)       6,329
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .............               (13,843)    (680,528)       (328,406)      (102,715)     (72,459)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net
               assets ..............................                (5,328)    (696,352)       (337,290)       (95,499)      21,348
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................                62,191    1,611,580         788,508        241,331      782,479
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...........   $            56,863  $   915,228  $      451,218  $     145,832  $   803,827
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

                                                                                                                      JANUS ASPEN
                                                                                                                        SERIES-
                                  INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------   --------------

                 GLOBAL       GLOBAL                     MID CAP
 DIVERSIFIED     HEALTH        REAL          HIGH         CORE         MONEY                          VALUE
DIVIDEND (d)*     CARE        ESTATE         YIELD       EQUITY     MARKET (e)*    TECHNOLOGY   OPPORTUNITIES (f)*    ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------
$       3,548   $      --   $     6,144   $   135,561   $      --   $      1,930   $       --   $            6,091   $          --

        3,257       6,645        14,259        33,031       3,070         97,613        1,631                6,206          94,084
          390         798         1,711         3,964         368         11,714          195                  744          11,290
-----------------------------------------------------------------------------------------------------------------------------------
        3,647       7,443        15,970        36,995       3,438        109,327        1,826                6,950         105,374
-----------------------------------------------------------------------------------------------------------------------------------
          (99)     (7,443)       (9,826)       98,566      (3,438)      (107,397)      (1,826)                (859)       (105,374)
-----------------------------------------------------------------------------------------------------------------------------------


       42,865      83,156      (197,650)       (2,187)     15,161             --        3,728               11,449         495,916

           --          --            --            --          --             --           --                   --              --

           --          --            --            --       1,940             --           --                   --              --
-----------------------------------------------------------------------------------------------------------------------------------

       42,865      83,156      (197,650)       (2,187)     17,101             --        3,728               11,449         495,916
-----------------------------------------------------------------------------------------------------------------------------------


         (971)     18,384       467,339       278,158       9,480             --        9,810               57,887         688,871
-----------------------------------------------------------------------------------------------------------------------------------

$      41,795   $  94,097   $   259,863   $   374,537   $  23,143   $   (107,397)  $   11,712   $           68,477   $   1,079,413
===================================================================================================================================

===================================================================================================================================

                                                                                                                      JANUS ASPEN
                                                                                                                        SERIES-
                                  INVESCO VARIABLE INSURANCE FUNDS (CONTINUED)                                       INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------   --------------

                 GLOBAL       GLOBAL                     MID CAP
 DIVERSIFIED     HEALTH        REAL          HIGH         CORE         MONEY                          VALUE
DIVIDEND (d)*     CARE        ESTATE         YIELD       EQUITY     MARKET (e)*    TECHNOLOGY   OPPORTUNITIES (f)*    ENTERPRISE
-----------------------------------------------------------------------------------------------------------------------------------
$         (99)  $  (7,443)  $    (9,826)  $    98,566   $  (3,438)  $   (107,397)  $   (1,826)  $             (859)  $    (105,374)

       42,865      83,156      (197,650)       (2,187)     17,101             --        3,728               11,449         495,916

         (971)     18,384       467,339       278,158       9,480             --        9,810               57,887         688,871
-----------------------------------------------------------------------------------------------------------------------------------

       41,795      94,097       259,863       374,537      23,143       (107,397)      11,712               68,477       1,079,413
-----------------------------------------------------------------------------------------------------------------------------------

          530       3,348           675        13,500         496        159,001           (1)                  --          16,081
      (40,151)    (72,902)     (106,641)     (249,400)    (51,180)    (1,166,644)     (12,616)             (31,442)       (764,578)
     (125,120)     57,203        51,940       280,336      (1,693)    13,842,649        5,511               10,370        (257,085)
-----------------------------------------------------------------------------------------------------------------------------------

     (164,741)    (12,351)      (54,026)       44,436     (52,377)    12,835,006       (7,106)             (21,072)     (1,005,582)
-----------------------------------------------------------------------------------------------------------------------------------

    (122,946)      81,746       205,837       418,973     (29,234)    12,727,609        4,606               47,405          73,831
-----------------------------------------------------------------------------------------------------------------------------------
      301,524     535,193     1,043,176     2,421,803     261,632             --      122,180              447,909       7,230,186
-----------------------------------------------------------------------------------------------------------------------------------
$     178,578   $ 616,939   $ 1,249,013   $ 2,840,776   $ 232,398   $ 12,727,609   $  126,786   $          495,314   $   7,304,017
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                           JANUS ASPEN SERIES-                     LAZARD
                                                                         INSTITUTIONAL (CONTINUED)            RETIREMENT SERIES
                                                                  --------------------------------------  --------------------------

                                                                                                           EMERGING
                                                                                              GLOBAL       MARKETS    INTERNATIONAL
                                                                     JANUS      OVERSEAS   RESEARCH (k)*    EQUITY       EQUITY
                                                                  ------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $    36,843  $   10,848  $      40,646  $   22,834  $       6,918
Expenses:
   Mortality and expense risk fees .............................       84,682      21,235         59,063      18,783          5,330
   Administrative fees .........................................       10,162       2,548          7,088       2,254            639
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ...........................................       94,844      23,783         66,151      21,037          5,969
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......................      (58,001)    (12,935)       (25,505)      1,797            949
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................      284,080     (26,111)        19,002      (3,650)        (1,799)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................           --          --             --          --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................      115,000     170,159             --      16,578             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares .............................................      399,080     144,048         19,002      12,928         (1,799)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      714,496      13,651        774,783     217,949         70,339
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ......................................  $ 1,055,575  $  144,764  $     768,280  $  232,674  $      69,489
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                           JANUS ASPEN SERIES-                     LAZARD
                                                                         INSTITUTIONAL (CONTINUED)            RETIREMENT SERIES
                                                                  --------------------------------------  --------------------------

                                                                                                           EMERGING
                                                                                              GLOBAL       MARKETS    INTERNATIONAL
                                                                     JANUS      OVERSEAS   RESEARCH (k)*    EQUITY       EQUITY
                                                                  ------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $   (58,001) $  (12,935) $     (25,505) $    1,797  $         949
   Net realized gain (loss) on investments in portfolio
      shares ...................................................      399,080     144,048         19,002      12,928         (1,799)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................      714,496      13,651        774,783     217,949         70,339
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .........................................    1,055,575     144,764        768,280     232,674         69,489
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .........       21,752       3,644         16,616       1,131            216
   Contract redemptions ........................................     (793,887)   (221,614)      (411,267)   (255,309)       (34,055)
   Net transfers (including mortality transfers) ...............     (252,687)   (250,953)       (74,633)    206,644        (38,620)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..................................   (1,024,822)   (468,923)      (469,284)    (47,534)       (72,459)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..............       30,753    (324,159)       298,996     185,140         (2,970)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................    6,445,199   1,803,173      4,431,073   1,298,509        450,132
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .......................  $ 6,475,952  $1,479,014  $   4,730,069  $1,483,649  $     447,162
====================================================================================================================================

* See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

===============================================================================================================

  LAZARD RETIREMENT                                                         LEGG MASON PARTNERS    LORD ABBETT
 SERIES (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST       VARIABLE INCOME TRUST   SERIES FUND
---------------------  --------------------------------------------------  ----------------------  ------------
    US                                                                       WESTERN     WESTERN
SMALL-MID      US      CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE     ASSET       ASSET    CALIBRATED
   CAP      STRATEGIC  AGGRESSIVE     EQUITY       ALL CAP     LARGE CAP   GLOBAL HIGH  STRATEGIC   DIVIDEND
  EQUITY     EQUITY      GROWTH     INCOME (l)*  VALUE (m)*     GROWTH     YIELD BOND     BOND     GROWTH (n)*
---------------------------------------------------------------------------------------------------------------
$       --  $   5,708  $       628  $     6,160  $     1,170  $     1,344  $     7,966  $  25,752  $     6,099

    17,467      6,383        2,801        2,402          935        1,972        1,442     10,978        2,634
     2,096        766          336          289          112          237          173      1,318          316
---------------------------------------------------------------------------------------------------------------
    19,563      7,149        3,137        2,691        1,047        2,209        1,615     12,296        2,950
---------------------------------------------------------------------------------------------------------------
   (19,563)    (1,441)      (2,509)       3,469          123         (865)       6,351     13,456        3,149
---------------------------------------------------------------------------------------------------------------


   (29,242)    (6,600)      18,993       16,025        9,621       14,371       (2,158)    25,821       10,302

    62,373         --           --           --           --        1,198           --         --           --

   314,592         --        5,734           --           --       11,270           --         --           --
---------------------------------------------------------------------------------------------------------------

   347,723     (6,600)      24,727       16,025        9,621       26,839       (2,158)    25,821       10,302
---------------------------------------------------------------------------------------------------------------

  (214,894)    67,135        6,050        4,581         (672)       3,338       13,353     14,624        8,443
---------------------------------------------------------------------------------------------------------------

$  113,266  $  59,094  $    28,268  $    24,075  $     9,072  $    29,312  $    17,546  $  53,901  $    21,894
===============================================================================================================

===============================================================================================================

  LAZARD RETIREMENT                                                         LEGG MASON PARTNERS    LORD ABBETT
 SERIES (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST       VARIABLE INCOME TRUST   SERIES FUND
---------------------  --------------------------------------------------  ----------------------  ------------
    US                                                                       WESTERN     WESTERN
SMALL-MID      US      CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE  CLEARBRIDGE     ASSET       ASSET    CALIBRATED
   CAP      STRATEGIC  AGGRESSIVE     EQUITY       ALL CAP     LARGE CAP   GLOBAL HIGH  STRATEGIC   DIVIDEND
  EQUITY     EQUITY      GROWTH     INCOME (l)*   VALUE (m)*    GROWTH     YIELD BOND     BOND     GROWTH (n)*
---------------------------------------------------------------------------------------------------------------
$  (19,563) $ (1,441)  $    (2,509) $     3,469  $       123  $      (865) $     6,351  $  13,456  $     3,149

   347,723    (6,600)       24,727       16,025        9,621       26,839       (2,158)    25,821       10,302

  (214,894)   67,135         6,050        4,581         (672)       3,338       13,353     14,624        8,443
---------------------------------------------------------------------------------------------------------------

   113,266    59,094        28,268       24,075        9,072       29,312       17,546     53,901       21,894
---------------------------------------------------------------------------------------------------------------

    11,046       148             1           --           --            2           --     37,923            1
  (130,799)  (26,319)       (9,902)     (34,445)      (4,327)     (81,940)     (21,529)   (93,586)      (7,208)
   (40,837)   (9,152)      (51,345)      40,128      (15,041)     131,568       (4,122)  (221,640)     (23,048)
---------------------------------------------------------------------------------------------------------------

  (160,590)  (35,323)      (61,246)       5,683      (19,368)      49,630      (25,651)  (277,303)     (30,255)
---------------------------------------------------------------------------------------------------------------
   (47,324)   23,771       (32,978)      29,758      (10,296)      78,942       (8,105)  (223,402)      (8,361)
---------------------------------------------------------------------------------------------------------------
 1,359,574   492,543       185,271      144,605       80,406      123,795      119,520    957,694      212,050
---------------------------------------------------------------------------------------------------------------
$1,312,250  $516,314   $   152,293  $   174,363  $    70,110  $   202,737  $   111,415  $ 734,292  $   203,689
===============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                        LORD ABBETT
                                                                        SERIES FUND
                                                                        (CONTINUED)    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                                        -----------  -----------------------------------------------

                                                                          GROWTH                              MID CAP      SHORT
                                                                            AND       LARGE CAP    MID CAP   INTRINSIC    DURATION
                                                                          INCOME     VALUE (g)*    GROWTH    VALUE (h)*     BOND
                                                                        ------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $    36,705  $     5,404  $      --  $    5,198  $   64,043
Expenses:
   Mortality and expense risk fees ...................................       47,854       17,413      5,868      11,075      27,330
   Administrative fees ...............................................        5,742        2,090        704       1,329       3,280
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................................       53,596       19,503      6,572      12,404      30,610
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................      (16,891)     (14,099)    (6,572)     (7,206)     33,433
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...............................................     (117,686)      99,374     11,532      20,640     (41,986)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ................................           --           --         --          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ................................           --           --         --     223,784          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...................................................     (117,686)      99,374     11,532     244,424     (41,986)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................      519,079       98,179     47,454    (126,403)     77,728
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $   384,502  $   183,454  $  52,414  $  110,815  $   69,175
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                        LORD ABBETT
                                                                        SERIES FUND
                                                                        (CONTINUED)    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                                        -----------  -----------------------------------------------

                                                                          GROWTH                              MID CAP      SHORT
                                                                            AND       LARGE CAP    MID CAP   INTRINSIC    DURATION
                                                                          INCOME     VALUE (g)*    GROWTH    VALUE (h)*     BOND
                                                                        ------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $   (16,891) $   (14,099) $  (6,572) $   (7,206) $   33,433
   Net realized gain (loss) on investments in portfolio shares .......     (117,686)      99,374     11,532     244,424     (41,986)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ................................      519,079       98,179     47,454    (126,403)     77,728
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......      384,502      183,454     52,414     110,815      69,175
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............        3,921       10,561     10,411         176      62,167
   Contract redemptions ..............................................     (366,629)    (132,187)   (39,194)    (11,756)   (299,828)
   Net transfers (including mortality transfers) .....................     (112,375)    (193,281)  (248,746)    (86,433)   (406,964)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ................................................     (475,083)    (314,907)  (277,529)    (98,013)   (644,625)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................      (90,581)    (131,453)  (225,115)     12,802    (575,450)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    3,821,608    1,446,742    538,454     861,938   2,261,665
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $ 3,731,027  $ 1,315,289  $ 313,339  $  874,740  $1,686,215
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================

 NEBUERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)     NORTHERN LIGHTS VARIABLE TRUST           PIMCO VARIABLE INSURANCE TRUST
----------------------------  ------------------------------------  --------------------------------------------
                                                                                                      FOREIGN
                                                          JNF                  COMMODITY-  EMERGING     BOND
  SMALL-CAP      SOCIALLY        JNF         JNF         MONEY         ALL     REALRETURN  MARKETS   US DOLLAR-
   GROWTH       RESPONSIVE     BALANCED     EQUITY    MARKET (i)*     ASSET     STRATEGY     BOND      HEDGED
----------------------------------------------------------------------------------------------------------------
$          --  $          80  $   55,609  $   18,249  $         73  $  45,297  $    3,759  $  3,034  $      745

        1,449            420      58,509      48,346        60,174     10,479       1,736       774         412
          174             50       7,021       5,801         7,221      1,257         208        93          50
----------------------------------------------------------------------------------------------------------------
        1,623            470      65,530      54,147        67,395     11,736       1,944       867         462
----------------------------------------------------------------------------------------------------------------
       (1,623)          (390)     (9,921)    (35,898)      (67,322)    33,561       1,815     2,167         283
----------------------------------------------------------------------------------------------------------------


           79             55      64,217     (27,276)           --      4,952      (8,441)      123          29

           --             --          --          --            --         --       3,931        --       1,057

           --             --          --          --            --         --         474        --         116
----------------------------------------------------------------------------------------------------------------

           79             55      64,217     (27,276)           --      4,952      (4,036)      123       1,202
----------------------------------------------------------------------------------------------------------------

       14,872          2,881     354,539     608,070            --     66,623       7,779     6,918       1,426
----------------------------------------------------------------------------------------------------------------
$      13,328  $       2,546  $  408,835  $  544,896  $    (67,322) $ 105,136  $    5,558  $  9,208  $    2,911
================================================================================================================

================================================================================================================

 NEBUERGER BERMAN ADVISERS
MANAGEMENT TRUST (CONTINUED)     NORTHERN LIGHTS VARIABLE TRUST           PIMCO VARIABLE INSURANCE TRUST
----------------------------  ------------------------------------  --------------------------------------------
                                                                                                      FOREIGN
                                                          JNF                  COMMODITY-  EMERGING     BOND
  SMALL-CAP      SOCIALLY        JNF         JNF         MONEY         ALL     REALRETURN  MARKETS   US DOLLAR-
   GROWTH       RESPONSIVE     BALANCED     EQUITY    MARKET (i)*     ASSET     STRATEGY     BOND      HEDGED
----------------------------------------------------------------------------------------------------------------
$      (1,623) $        (390) $   (9,921) $  (35,898) $    (67,322) $  33,561  $    1,815  $  2,167  $      283
           79             55      64,217     (27,276)           --      4,952      (4,036)      123       1,202

       14,872          2,881     354,539     608,070            --     66,623       7,779     6,918       1,426
----------------------------------------------------------------------------------------------------------------
       13,328          2,546     408,835     544,896       (67,322)   105,136       5,558     9,208       2,911
----------------------------------------------------------------------------------------------------------------

           --             --      24,034      11,585        (4,763)        (1)          1        --           1
      (74,933)           (15)   (471,863)   (460,794)     (758,679)   (20,674)    (14,550)   (1,438)     (2,079)
      (51,676)         1,827    (254,453)    (23,828)  (12,259,895)   140,644     (15,304)        0           0
----------------------------------------------------------------------------------------------------------------

     (126,609)         1,812    (702,282)   (473,037)  (13,023,337)   119,969     (29,853)   (1,438)     (2,078)
----------------------------------------------------------------------------------------------------------------
     (113,281)         4,358    (293,447)     71,859   (13,090,659)   225,105     (24,295)    7,770         833
----------------------------------------------------------------------------------------------------------------
      168,788         27,708   4,713,909   3,771,098    13,090,659    700,998     150,521    57,189      32,435
----------------------------------------------------------------------------------------------------------------
$      55,507  $      32,066  $4,420,462  $3,842,957  $         --  $ 926,103  $  126,226  $ 64,959  $   33,268
================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  GLOBAL
                                                                   BOND          HIGH          REAL         SHORT-         TOTAL
                                                                 UNHEDGED        YIELD        RETURN         TERM         RETURN
                                                                --------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...... $    11,755   $     4,293   $    32,936   $    6,552   $    124,851
Expenses:
   Mortality and expense risk fees ............................       8,987           932        38,531        9,249         61,086
   Administrative fees ........................................       1,078           111         4,623        1,110          7,330
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ...........................................      10,065         1,043        43,154       10,359         68,416
------------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) .......................       1,690         3,250       (10,218)      (3,807)        56,435
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................       9,996            (1)      131,543        1,025         40,264
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................      28,231            --       135,077        1,187         94,763
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................      10,902            --        13,252          212          2,744
------------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
           portfolio shares ...................................      49,129            (1)      279,872        2,424        137,771
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     (13,632)        5,637       (51,251)      11,225        172,566
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets from
              operations ...................................... $    37,187   $     8,886   $   218,403   $    9,842   $    366,772
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                                --------------------------------------------------------------------
                                                                  GLOBAL
                                                                   BOND          HIGH          REAL         SHORT-         TOTAL
                                                                 UNHEDGED        YIELD        RETURN         TERM         RETURN
                                                                --------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................ $     1,690   $     3,250   $   (10,218)  $   (3,807)  $     56,435
   Net realized gain (loss) on investments in portfolio
     shares ...................................................      49,129            (1)      279,872        2,424        137,771
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................     (13,632)        5,637       (51,251)      11,225        172,566
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
          operations ..........................................      37,187         8,886       218,403        9,842        366,772
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage).........         296            (3)        1,895           (5)         8,128
   Contract redemptions .......................................     (99,112)       (2,053)     (209,731)     (37,204)      (391,776)
   Net transfers (including mortality transfers) ..............      81,788        (3,310)      (79,871)      42,759      1,353,433
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................     (17,028)       (5,366)     (287,707)       5,550        969,785
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..............      20,159         3,520       (69,304)      15,392      1,336,557
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     776,202        73,040     3,368,158      736,984      4,281,581
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ....................... $   796,361   $    76,560   $ 3,298,854   $  752,376   $  5,618,138
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================

                                                                        THIRD
                                                                        AVENUE
                                                                       VARIABLE
     PIONEER VARIABLE CONTRACTS TRUST          ROYCE CAPITAL FUND    SERIES TRUST        VAN ECK VIP TRUST
-------------------------------------------  ----------------------  ------------  -------------------------------
                                                                                                  UNCONSTRAINED
  EQUITY                 HIGH      MID CAP                                          EMERGING        EMERGING
  INCOME       FUND     YIELD       VALUE    MICRO-CAP   SMALL-CAP      VALUE        MARKETS    MARKETS BOND (o)*
------------------------------------------------------------------------------------------------------------------
$    40,325  $   2,809  $  19,995  $    802  $      --  $     1,290  $      7,714  $        --  $          26,779

     14,747      2,744      4,783     1,161     10,683       15,143        11,381       35,082             14,262
      1,770        329        574       139      1,282        1,818         1,366        4,210              1,711
------------------------------------------------------------------------------------------------------------------
     16,517      3,073      5,357     1,300     11,965       16,961        12,747       39,292             15,973
------------------------------------------------------------------------------------------------------------------
     23,808       (264)    14,638      (498)   (11,965)     (15,671)       (5,033)     (39,292)            10,806
------------------------------------------------------------------------------------------------------------------




    107,339        842        819     3,130     20,338      102,858      (200,153)     228,044             16,333

         --         --         --        --         --           --            --           --                 --

         --      7,368     14,590        --     19,014       29,702            --           --             16,891
------------------------------------------------------------------------------------------------------------------

    107,339      8,210     15,409     3,130     39,352      132,560      (200,153)     228,044             33,224
------------------------------------------------------------------------------------------------------------------

    (48,490)     8,542     20,196     5,520     25,513        9,594       415,485      533,202              1,715
------------------------------------------------------------------------------------------------------------------

$    82,657  $  16,488  $  50,243  $  8,152  $  52,900  $   126,483  $    210,299  $   721,954  $          45,745
==================================================================================================================

==================================================================================================================

                                                                        THIRD
                                                                        AVENUE
                                                                       VARIABLE
     PIONEER VARIABLE CONTRACTS TRUST          ROYCE CAPITAL FUND    SERIES TRUST        VAN ECK VIP TRUST
-------------------------------------------  ----------------------  ------------  -------------------------------
                                                                                                  UNCONSTRAINED
  EQUITY                 HIGH      MID CAP                                          EMERGING        EMERGING
  INCOME       FUND     YIELD       VALUE    MICRO-CAP   SMALL-CAP      VALUE        MARKETS    MARKETS BOND (o)*
------------------------------------------------------------------------------------------------------------------
$    23,808  $    (264) $  14,638  $   (498) $ (11,965) $   (15,671) $     (5,033) $   (39,292) $          10,806

    107,339      8,210     15,409     3,130     39,352      132,560      (200,153)     228,044             33,224

    (48,490)     8,542     20,196     5,520     25,513        9,594       415,485      533,202              1,715
------------------------------------------------------------------------------------------------------------------

     82,657     16,488     50,243     8,152     52,900      126,483       210,299      721,954             45,745
------------------------------------------------------------------------------------------------------------------

      6,524          1        (13)       --        813          404         7,138            1             17,765
    (95,423)    (1,105)   (12,076)   (3,541)   (57,270)    (153,380)     (162,099)    (482,955)          (148,019)
   (470,032)    12,777          0     1,659     70,325       37,726       141,728     (230,686)          (177,514)
------------------------------------------------------------------------------------------------------------------

   (558,931)    11,673    (12,089)   (1,882)    13,868     (115,250)      (13,233)    (713,640)          (307,768)
------------------------------------------------------------------------------------------------------------------
   (476,274)    28,161     38,154     6,270     66,768       11,233       197,066        8,314           (262,023)
------------------------------------------------------------------------------------------------------------------
  1,461,200    196,946    361,810    90,948    809,271    1,191,923       851,007    2,812,416          1,221,429
------------------------------------------------------------------------------------------------------------------
$   984,926  $ 225,107  $ 399,964  $ 97,218  $ 876,039  $ 1,203,156  $  1,048,073  $ 2,820,730  $         959,406
==================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                                                                          INTEREST
                                                                                                    WELLS FARGO          ADJUSTMENT
                                                              VAN ECK VIP TRUST (CONTINUED)      ADVANTAGE VT FUNDS       ACCOUNTS
                                                              -----------------------------   ------------------------   -----------
                                                                  GLOBAL          MULTI-
                                                                   HARD           MANAGER
                                                                  ASSETS       ALTERNATIVES    DISCOVERY   OPPORTUNITY     1 YEAR
                                                              ----------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $       8,116   $          --   $       --   $     2,904   $       --
Expenses:
   Mortality and expense risk fees .........................         16,749           3,991       53,303        38,383           --
   Administrative fees .....................................          2,010             479        6,396         4,606           --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .......................................         18,759           4,470       59,699        42,989           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................        (10,643)         (4,470)     (59,699)      (40,085)          --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................         38,575             480      159,805      (110,721)          --
   Net realized short-term capital gain distributions
      from investments in portfolio shares .................         27,161              --           --            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................         92,195              --           --         1,065           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................        157,931             480      159,805      (109,656)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................       (120,449)          3,963      524,871       541,166           --
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ..................................  $      26,839   $         (27)  $  624,977   $   391,425   $       --
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2012

====================================================================================================================================

                                                                                                                          INTEREST
                                                                                                    WELLS FARGO          ADJUSTMENT
                                                              VAN ECK VIP TRUST (CONTINUED)      ADVANTAGE VT FUNDS       ACCOUNTS
                                                              -----------------------------   ------------------------   -----------
                                                                 GLOBAL          MULTI-
                                                                  HARD           MANAGER
                                                                 ASSETS       ALTERNATIVES    DISCOVERY    OPPORTUNITY     1 YEAR
                                                              ----------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $     (10,643)  $      (4,470)  $  (59,699)  $   (40,085)  $       --
   Net realized gain (loss) on investments in portfolio
      shares ...............................................        157,931             480      159,805      (109,656)          --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................       (120,449)          3,963      524,871       541,166           --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................         26,839             (27)     624,977       391,425           --
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....          2,625          24,331       16,637         7,266           (1)
   Contract redemptions ....................................       (178,530)        (23,193)    (420,940)     (258,674)      (8,944)
   Net transfers (including mortality transfers) ...........        (85,179)         31,615      (63,936)     (145,548)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................       (261,084)         32,753     (468,239)     (396,956)      (8,945)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..........       (234,245)         32,726      156,738        (5,531)      (8,945)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      1,426,564         307,393    4,047,265     2,969,635      502,736
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...................  $   1,192,319   $     340,119   $4,204,003   $ 2,964,104   $  493,791
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

  INTEREST
 ADJUSTMENT
  ACCOUNTS
 (CONTINUED)
-------------

                  COMBINED
   5 YEAR          TOTAL
-----------    -------------
$        --    $  1,570,464

         --       1,851,969
         --         222,234
-----------    -------------
         --       2,074,203
-----------    -------------
         --        (503,739)
-----------    -------------


         --       1,755,698

         --         451,418

         --       2,226,429
-----------    -------------
         --       4,433,545
-----------    -------------

         --      11,603,992
-----------    -------------
$        --    $ 15,533,798
===========    =============

====================================================================================================================================

  INTEREST
 ADJUSTMENT
  ACCOUNTS
 (CONTINUED)
-------------

                  COMBINED
   5 YEAR          TOTAL
-----------    -------------
$        --    $   (503,739)
         --       4,433,545

         --      11,603,992
-----------    -------------
         --      15,533,798
-----------    -------------

         --         683,227
       (143)    (15,762,113)
         --      (1,118,597)
-----------    -------------

       (143)    (16,197,483)
-----------    -------------
       (143)       (663,685)
-----------    -------------
        984     145,606,325
-----------    -------------
$       841    $144,942,640
===========    =============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(1) GENERAL

  Jefferson National Life Insurance Company (the "Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), has established two separate accounts within Jefferson National Life Annuity Account F ("Account F"). Account F is a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. One account, also named Jefferson National Life Annuity Account F ("Variable Account") which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Jefferson National Interest Adjustment Account ("IAA"), offers investments options that pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the IAA. The IAA is not registered as an investment company under the Investment Company Act of 1940.

  The operations of Account F are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. On December 30, 2011, a group of investors, along with certain members of management of JNFC, consummated an $83 million management buyout (the "Transaction"), the proceeds of which were used to acquire the outstanding shares of JNFC and contribute $20,660,000 of capital to the company.

  JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

  Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. Pursuant to the Transaction, the Company is indemnified for certain liabilities by the selling shareholders until December 30, 2014.

  Currently, however, there are no legal proceedings to which Account F is a party or to which the assets of Account F are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account F's contracts, is involved in any litigation that is material in relation to total assets or Account F.

  Besides the three guarantee periods of the IAA option, the following Variable Account investment options are available to new investors as of December 31, 2013:

THE ALGER PORTFOLIOS
  Capital Appreciation Portfolio
  Large Cap Growth Portfolio
  Mid Cap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
  Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  Balanced Fund
  Income & Growth Fund
  Inflation Protection Fund
  International Fund
  Value Fund

COLUMBIA FUNDS VARIABLE SERIES TRUST
  CVP Seligman Global Technology Fund

DIREXION INSURANCE TRUST
  Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
  Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
  International Value Portfolio

FEDERATED INSURANCE SERIES
  High Income Bond II
  Managed Volatility II

GUGGENHEIM VARIABLE INSURANCE FUNDS
  CLS AdvisorOne Amerigo Fund
  CLS AdvisorOne Clermont Fund
  Long Short Equity Fund
  Rydex Banking Fund
  Rydex Basic Materials Fund
  Rydex Biotechnology Fund
  Rydex Consumer Products Fund
  Rydex Dow 2X Strategy Fund
  Rydex Electronics Fund
  Rydex Energy Fund
  Rydex Energy Services Fund
  Rydex Europe 1.25X Strategy Fund
  Rydex Financial Services Fund
  Rydex Government Long Bond 1.2X Strategy Fund
  Rydex Health Care Fund
  Rydex Internet Fund
  Rydex Inverse Dow 2X Strategy Fund
  Rydex Inverse Government Long Bond Strategy Fund
  Rydex Inverse Mid-Cap Strategy Fund
  Rydex Inverse NASDAQ-100(R) Strategy Fund
  Rydex Inverse Russell 2000(R) Strategy Fund
  Rydex Inverse S&P 500 Strategy Fund
  Rydex Japan 2X Strategy Fund
  Rydex Leisure Fund
  Rydex Mid Cap 1.5X Strategy Fund
  Rydex NASDAQ-100(R) Fund
  Rydex NASDAQ-100(R) 2X Strategy Fund
  Rydex Nova Fund
  Rydex Precious Metals Fund
  Rydex Real Estate Fund
  Rydex Retailing Fund
  Rydex Russell 2000(R) 1.5X Strategy Fund
  Rydex S&P 500 2X Strategy Fund
  Rydex S&P 500 Pure Growth Fund
  Rydex S&P 500 Pure Value Fund
  Rydex S&P MidCap 400 Pure Growth Fund
  Rydex S&P MidCap 400 Pure Value Fund
  Rydex S&P SmallCap 600 Pure Growth Fund
  Rydex S&P SmallCap 600 Pure Value Fund
  Rydex Technology Fund
  Rydex Telecommunications Fund
  Rydex Transportation Fund
  Rydex Utilities Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

INVESCO VARIABLE INSURANCE FUNDS
  Core Equity Fund Series I
  Diversified Dividend Fund Series I
  Global Health Care Fund Series I
  Global Real Estate Fund Series I
  High Yield Fund Series I
  Mid Cap Core Equity Fund Series II
  Money Market Fund Series I
  Technology Fund Series I
  Value Opportunities Fund Series I

JANUS ASPEN SERIES - INSTITUTIONAL
  Enterprise Portfolio
  Global Research Portfolio
  Janus Portfolio
  Overseas Portfolio

LAZARD RETIREMENT SERIES, INC.
  Emerging Markets Equity Portfolio
  International Equity Portfolio
  US Small-Mid Cap Equity Portfolio
  US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio
  ClearBridge Variable All Cap Value Portfolio
  ClearBridge Variable Equity Income Portfolio
  ClearBridge Variable Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
  Western Asset Global High Yield Bond Fund Portfolio
  Western Asset Strategic Bond Fund Portfolio

LORD ABBETT SERIES FUND, INC.
  Calibrated Dividend Growth Portfolio
  Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
  Large Cap Value Portfolio
  Mid Cap Growth Portfolio
  Mid Cap Intrinsic Value Portfolio
  Short Duration Bond Portfolio
  Small-Cap Growth Portfolio
  Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
  JNF Balanced Portfolio
  JNF Equity Portfolio

PIMCO VARIABLE INSURANCE TRUST
  All Asset Portfolio
  CommodityRealReturn Strategy Portfolio
  Emerging Markets Bond Portfolio
  Foreign Bond US Dollar-Hedged Portfolio
  Global Bond Unhedged Portfolio
  High Yield Portfolio
  Real Return Bond Portfolio
  Short-Term Portfolio
  Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
  Equity Income Portfolio
  Fund Portfolio
  High Yield Portfolio
  Mid Cap Value Portfolio

ROYCE CAPITAL PORTFOLIO
  Micro-Cap Portfolio
  Small-Cap Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
  Value Portfolio

VAN ECK VIP TRUST
  Emerging Markets Fund
  Global Hard Assets Fund
  Multi-Manager Alternatives Fund
  Unconstrained Emerging Markets Fund

WELLS FARGO ADVANTAGE VT PORTFOLIOS
  Discovery Fund
  Opportunity Fund

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

  The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NEW ACCOUNTING PRONOUNCEMENTS

  In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standcards Update ("ASU") 2011-11, "Disclosures about Offsetting Assets and Liabilities," which requires additional disclosures about balance sheet offsetting. ASU 2011-11 will require enhanced quantitative disclosures that will enable users to evaluate the effect of netting arrangements on an entity's statement of assets and liabilities, including the effect of rights of setoff associated with certain financial and derivative instruments. This new standard did not have an impact on Account F's financial statements.

  In May 2011, the FASB issued ASU No. 2011-4, Fair Value Measurement (Topic
820). The ASU generally aligns the principles for fair value measurements and the related disclosure requirements under GAAP and International Financial Reporting Standards. ASU 2011-4 changes certain fair value measurement principles and enhances the disclosure requirements, particularly for Level 3 fair value measurements. The amendment is effective on a prospective basis for interim and annual reporting periods beginning after December 15, 2011. Account F's adoption of this standard in 2012 did not have a material impact on Account F's financial statements.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

  Investments in portfolio shares are valued at fair value using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income and realized gain distributions are recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account F does not hold any investments that are restricted as to resale.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

  Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of the Variable Account as of the beginning of the valuation period.

FEDERAL INCOME TAXES

  No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account F are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account F and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

  Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

  Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

  The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

  Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in expense of $341 for the year ended December 31, 2013 and income of $3,759 for the year ended December 31, 2012.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

  Account F values all investments at fair value. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs are inputs that market participants would use in pricing the investment based on available market data. Unobservable inputs are inputs that reflect Account F's assumptions about the factors market participants would use in valuing the investment based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the observability of inputs as follows:

  o Level 1- Valuations based on quoted prices in active markets for identical investments.

  o Level 2- Valuations based on (i) quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly; (ii) quoted prices for similar investments in active markets; and (iii) inputs other than quoted prices that are observable or inputs derived from or corroborated by market data for substantially the full term of the investment.

  o Level 3- Valuations based on inputs that are unobservable, supported by little or no market activity, and that are significant to the overall fair value measurement.

  The availability of observable inputs can vary from investment to investment and is affected by a wide variety of factors, such as, the type of product, whether the product is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

  Investments in registered investment companies are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund managers. Account F includes these prices in the amounts disclosed in Level 1 of the fair value hierarchy. Prior to 2013, Account F classified its investments in registered investment companies as Level 2. The fair value of investments of registered investment companies at December 31, 2012 has been reclassified from Level 2 to Level 1.

  The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                           FAIR VALUE MEASUREMENTS USING
-----------------------------------------------------------------------------------
                                     QUOTED PRICES     SIGNIFICANT
                                       IN ACTIVE          OTHER       SIGNIFICANT
                                      MARKETS FOR      OBSERVABLE     UNOBSERVABLE
                     TOTAL AS OF    IDENTICAL ASSETS     INPUTS          INPUTS
                     12/31/2013        (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
-----------------------------------------------------------------------------------
Assets:
 Mutual Funds:
   Balanced ....... $   9,585,555   $      9,585,555   $        --   $           --
-----------------------------------------------------------------------------------
   Bond ...........    14,916,291         14,916,291            --               --
-----------------------------------------------------------------------------------
   Money Market ...    10,866,496         10,866,496            --               --
-----------------------------------------------------------------------------------
   Stock ..........   121,231,660        121,231,660            --               --
-----------------------------------------------------------------------------------
                    $ 156,600,002   $    156,600,002            --               --
                    ===============================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

  Account F's investments include various mutual funds whose fair value is calculated using the net asset value (NAV) per share. The following table indicates the investments with a reported NAV:

                   FAIR VALUE USING NAV PER SHARE AS OF DECEMBER 31, 2013
---------------------------------------------------------------------------------------------
                                                                                    OTHER
                     FAIR VALUE     UNFUNDED     REDEMPTION       REDEMPTION      REDEMPTION
INVESTMENT           USING NAV     COMMITMENT    FREQUENCY     NOTICE PERIOD *   RESTRICTIONS
---------------------------------------------------------------------------------------------
Mutual Funds:
   Balanced ....... $  9,585,555      N/A          Daily           0 - 90 days       None
---------------------------------------------------------------------------------------------
   Bond ...........   14,916,291      N/A          Daily           0 - 90 days       None
---------------------------------------------------------------------------------------------
   Money Market ...   10,866,496      N/A          Daily                  None       None
---------------------------------------------------------------------------------------------
   Stock ..........  121,231,660      N/A          Daily           0 - 90 days       None
---------------------------------------------------------------------------------------------
                    $156,600,002
                    ============

* Varies by individual fund.

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

  The aggregate cost of purchases of investments in portfolio shares was $28,416,765 and $43,504,391 for the years ended December 31, 2013 and 2012, respectively. The aggregate proceeds from sales of investments in portfolio shares were $43,512,026 and $57,518,734 for the years ended December 31, 2013 and 2012 respectively.

(5) DEDUCTIONS AND EXPENSES

  Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

  The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

  The Company deducts a total daily charge from the total investments of Account F, which is equivalent to an effective annual rate of 1.40 percent, consisting of the 1.25 percent for the mortality and expense risks and .15 percent for administrative expenses. This charge excludes the optional guaranteed minimum income benefit and the guaranteed minimum withdrawal benefit riders. For contract with guaranteed minimum income benefit ride, the fee is an additional ..30 percent to the base rate. The guaranteed minimum withdrawal benefit rider is an additional .35 percent or .50 percent to the base rate depending on the waiting period selected. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The total mortality and expense fees were $1,879,896 and $1,851,969 for the years ended December 31, 2013 and 2012, respectively. The administrative fees were $225,585 and $222,234 for the years ended December 31, 2013 and 2012, respectively.

  Pursuant to an agreement between the Variable Account and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to the Variable Account, as well as a minimum death benefit prior to retirement for the contracts. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 7 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Sales and administrative charges were $132,424 and $147,012 for the years ended December 31, 2013 and 2012, respectively. The IAA account is subject to an interest adjustment if the amounts are withdrawn prior to the end of the guarantee period (with certain exceptions). The adjustment can be positive or negative. There was no adjustment for the years ended December 31, 2013 and December 31, 2012.

(6) FINANCIAL HIGHLIGHTS

  The following table discloses total returns, investment income and expense ratios for each offered fund in Account F.

  The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

  The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

  The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET   CONTRACT  ALL RIDERS   INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------     INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation Portfolio
     December 31, 2013 .............    274  $  35.88  $    24.41      1.40%       2.20% $ 9,845    33.28%      32.23%       0.36%
     December 31, 2012 .............    310     26.92       18.46      1.40%       2.20%   8,340    16.69%      15.74%       1.03%
     December 31, 2011 .............    337     23.07       15.95      1.40%       2.20%   7,765    -1.70%      -2.45%       0.11%
     December 31, 2010 .............    360     23.47       16.35      1.40%       2.20%   8,450    12.46%      11.53%       0.41%
     December 31, 2009 .............    436     20.87       14.66      1.40%       2.20%   9,108    48.97%      47.78%       0.00%
  Large Cap Growth Portfolio
     December 31, 2013 .............    235     20.39       16.45      1.40%       2.20%   4,787    33.18%      32.13%       0.78%
     December 31, 2012 .............    271     15.31       12.45      1.40%       2.20%   4,156     8.35%       7.42%       1.16%
     December 31, 2011 .............    318     14.13       11.59      1.40%       2.20%   4,498    -1.74%      -2.52%       1.02%
     December 31, 2010 .............    374     14.38       11.89      1.40%       2.20%   5,384    11.82%      10.91%       0.74%
     December 31, 2009 .............    442     12.86       10.72      1.40%       2.20%   5,682    45.48%      44.47%       0.66%
  Mid Cap Growth Portfolio
     December 31, 2013 .............    170     27.64       15.95      1.40%       2.20%   4,696    33.91%      32.81%       0.32%
     December 31, 2012 .............    198     20.64       12.01      1.40%       2.20%   4,083    14.60%      13.73%       0.00%
     December 31, 2011 .............    226     18.01       10.56      1.40%       2.20%   4,070    -9.54%     -10.28%       0.33%
     December 31, 2010 .............    259     19.91       11.77      1.40%       2.20%   5,153    17.74%      16.77%       0.00%
     December 31, 2009 .............    297     16.91       10.08      1.40%       2.20%   5,013    49.51%      48.45%       0.00%
  Small Cap Growth Portfolio
     December 31, 2013 .............     93     19.14       22.17      1.40%       2.20%   1,786    32.37%      31.34%       0.00%
     December 31, 2012 .............    101     14.46       16.88      1.40%       2.20%   1,463    10.97%      10.04%       0.00%
     December 31, 2011 .............    122     13.03       15.34      1.40%       2.20%   1,595    -4.54%      -5.31%       0.00%
     December 31, 2010 .............    139     13.65       16.20      1.40%       2.20%   1,904    23.53%      22.63%       0.00%
     December 31, 2009 .............    160     11.05       13.21      1.40%       2.20%   1,769    43.51%      42.35%       0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
  Growth and Income Portfolio
     December 31, 2013 .............     45     17.68       16.57      1.40%       2.20%     793    33.13%      32.03%       1.08%
     December 31, 2012 .............     43     13.28       12.55      1.40%       2.20%     572    15.88%      14.93%       1.65%
     December 31, 2011 .............     24     11.46       10.92      1.40%       2.20%     273     4.85%       4.00%       1.34%
     December 31, 2010 .............     22     10.93       10.50      1.40%       2.20%     241    11.53%      10.64%       0.00%
     December 31, 2009 .............     27      9.80        9.49      1.40%       2.20%     265    19.08%      18.18%       4.72%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
  Balanced Fund
     December 31, 2013 .............    134     15.48       14.44      1.40%       2.20%   2,074    15.78%      14.88%       1.63%
     December 31, 2012 .............    101     13.37       12.57      1.40%       2.20%   1,346    10.22%       9.30%       2.24%
     December 31, 2011 .............     65     12.13       11.50      1.40%       2.20%     789     3.94%       3.05%       2.03%
     December 31, 2010 .............     47     11.67       11.16      1.40%       2.20%     549     9.99%       9.20%       1.91%
     December 31, 2009 .............     49     10.61       10.22      1.40%       2.20%     519    13.96%      13.05%       5.26%
  Income & Growth Fund
     December 31, 2013 .............    147     19.32       16.38      1.40%       2.20%   2,832    33.98%      32.95%       2.20%
     December 31, 2012 .............    173     14.42       12.32      1.40%       2.20%   2,500    13.10%      12.20%       2.15%
     December 31, 2011 .............    170     12.75       10.98      1.40%       2.20%   2,163     1.67%       0.83%       1.54%
     December 31, 2010 .............    189     12.54       10.89      1.40%       2.20%   2,374    12.57%      11.69%       1.51%
     December 31, 2009 .............    212     11.14        9.75      1.40%       2.20%   2,358    16.53%      15.52%       4.84%
  Inflation Protection Fund
     December 31, 2013 .............     32     13.16       12.18      1.40%       2.20%     424    -9.74%     -10.44%       1.63%
     December 31, 2012 .............     47     14.58       13.60      1.40%       2.20%     689     5.88%       5.02%       2.23%
     December 31, 2011 .............     82     13.77       12.95      1.40%       2.20%   1,128    10.16%       9.28%       3.79%
     December 31, 2010 .............     46     12.50       11.85      1.40%       2.20%     577     3.65%       2.86%       1.73%
     December 31, 2009 .............      9     12.06       11.52      1.40%       2.20%     109     8.75%       7.87%       1.27%
  International Fund
     December 31, 2013 .............     81     18.08       17.33      1.40%       2.20%   1,465    20.69%      19.77%       1.63%
     December 31, 2012 .............     82     14.98       14.47      1.40%       2.20%   1,235    19.46%      18.51%       0.86%
     December 31, 2011 .............     92     12.54       12.21      1.40%       2.20%   1,149   -13.22%     -13.95%       1.48%
     December 31, 2010 .............    120     14.45       14.19      1.40%       2.20%   1,733    11.67%      10.86%       2.30%
     December 31, 2009 .............    126     12.94       12.80      1.40%       2.20%   1,625    31.91%      30.88%       2.19%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN         RATIO
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (CONTINUED)
  Value Fund
     December 31, 2013 .............    171  $  25.30  $    17.21      1.40%       2.20% $ 4,321    29.88%      28.91%       1.65%
     December 31, 2012 .............    189     19.48       13.35      1.40%       2.20%   3,687    12.99%      12.09%       1.90%
     December 31, 2011 .............    222     17.24       11.91      1.40%       2.20%   3,821    -0.40%      -1.24%       2.01%
     December 31, 2010 .............    257     17.31       12.06      1.40%       2.20%   4,452    11.89%      10.95%       2.17%
     December 31, 2009 .............    307     15.47       10.87      1.40%       2.20%   4,746    18.18%      17.26%       5.95%
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology Portfolio
     December 31, 2013 .............    194      8.64       17.17      1.40%       2.20%   1,677    23.78%      22.73%       0.00%
     December 31, 2012 .............    208      6.98       13.99      1.40%       2.20%   1,456     5.44%       4.72%       0.00%
     December 31, 2011 .............    223      6.62       13.36      1.40%       2.20%   1,474    -7.28%      -8.12%       0.00%
     December 31, 2010 .............     68      7.14       14.54      1.40%       2.20%     484    13.33%      12.63%       0.00%
     December 31, 2009 .............    108      6.30       12.91      1.40%       2.20%     685    59.90%      58.60%       0.00%
DIREXION INSURANCE TRUST:
  Dynamic VP HY Bond Fund
     December 31, 2013 .............     --     11.91       11.11      1.40%       2.20%      --     2.50%       1.74%       0.00%
     December 31, 2012 .............     --     11.62       10.92      1.40%       2.20%      --     7.69%       6.74%       0.00%
     December 31, 2011 .............     --     10.79       10.23      1.40%       2.20%      --     3.45%       2.61%       3.57%
     December 31, 2010 .............      1     10.43        9.97      1.40%       2.20%      10     2.56%       1.73%       4.52%
     December 31, 2009 .............      7     10.17        9.80      1.40%       2.20%      69     8.31%       7.46%       1.45%
THE DREYFUS INVESTMENT PORTFOLIOS
  Small Cap Stock Index Portfolio
     December 31, 2013 .............     22     20.79       19.39      1.40%       2.20%     452    38.79%      37.62%       0.91%
     December 31, 2012 .............     16     14.98       14.09      1.40%       2.20%     234    14.09%      13.26%       0.42%
     December 31, 2011 .............     14     13.13       12.44      1.40%       2.20%     184    -0.83%      -1.66%       0.62%
     December 31, 2010 .............     16     13.24       12.65      1.40%       2.20%     206    24.09%      23.05%       0.45%
     December 31, 2009 .............     16     10.67       10.28      1.40%       2.20%     167    23.35%      22.38%       2.70%
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
     December 31, 2013 .............    113     15.78       16.23      1.40%       2.20%   1,790    32.49%      31.42%       1.23%
     December 31, 2012 .............    125     11.91       12.35      1.40%       2.20%   1,493    10.38%       9.49%       0.83%
     December 31, 2011 .............    149     10.79       11.28      1.40%       2.20%   1,603    -0.46%      -1.23%       0.93%
     December 31, 2010 .............    167     10.84       11.42      1.40%       2.20%   1,810    13.15%      12.29%       0.88%
     December 31, 2009 .............    190      9.58       10.17      1.40%       2.20%   1,820    31.96%      30.89%       1.00%
DREYFUS STOCK INDEX FUND
     December 31, 2013 .............    464     18.80       16.66      1.40%       2.20%   8,716    30.19%      29.15%       1.83%
     December 31, 2012 .............    524     14.44       12.90      1.40%       2.20%   7,564    14.15%      13.26%       2.04%
     December 31, 2011 .............    564     12.65       11.39      1.40%       2.20%   7,134     0.40%      -0.35%       1.80%
     December 31, 2010 .............    664     12.60       11.43      1.40%       2.20%   8,366    13.31%      12.28%       1.81%
     December 31, 2009 .............    733     11.12       10.18      1.40%       2.20%   8,151    24.52%      23.69%       2.06%
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
     December 31, 2013 .............     87     16.23       13.96      1.40%       2.20%   1,418    21.30%      20.24%       2.03%
     December 31, 2012 .............     95     13.38       11.61      1.40%       2.20%   1,266    11.13%      10.26%       2.92%
     December 31, 2011 .............    105     12.04       10.53      1.40%       2.20%   1,269   -19.63%     -20.29%       2.28%
     December 31, 2010 .............    124     14.98       13.21      1.40%       2.20%   1,864     3.03%       2.24%       1.90%
     December 31, 2009 .............    153     14.54       12.92      1.40%       2.20%   2,228    29.13%      28.05%       4.42%
FEDERATED INSURANCE SERIES:
  High Income Bond Fund II
     December 31, 2013 .............     68     20.43       17.66      1.40%       2.20%   1,388     5.53%       4.68%       6.94%
     December 31, 2012 .............     77     19.36       16.87      1.40%       2.20%   1,488    13.08%      12.17%       7.72%
     December 31, 2011 .............     92     17.12       15.04      1.40%       2.20%   1,567     3.69%       2.87%       9.58%
     December 31, 2010 .............    126     16.51       14.62      1.40%       2.20%   2,086    13.16%      12.29%       9.16%
     December 31, 2009 .............    207     14.59       13.02      1.40%       2.20%   3,016    50.72%      49.48%       9.01%
  Managed Volatility Fund II
     December 31, 2013 .............     75     15.77       19.31      1.40%       2.20%   1,177    20.02%      19.12%       2.81%
     December 31, 2012 .............     83     13.14       16.21      1.40%       2.20%   1,090    12.02%      11.03%       2.83%
     December 31, 2011 .............     82     11.73       14.60      1.40%       2.20%     961     3.26%       2.53%       4.04%
     December 31, 2010 .............    104     11.36       14.24      1.40%       2.20%   1,176    10.61%       9.62%       5.54%
     December 31, 2009 .............    155     10.27       12.99      1.40%       2.20%   1,589    26.48%      25.51%       5.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS
  CLS AdvisorOne Amerigo Fund
     December 31, 2013 .............     17  $  15.30  $    14.27      1.40%       2.20% $   255    21.72%      20.73%       0.02%
     December 31, 2012 .............     17     12.57       11.82      1.40%       2.20%     215    12.13%      11.19%       0.00%
     December 31, 2011 .............     19     11.21       10.63      1.40%       2.20%     212    -8.56%      -9.30%       0.00%
     December 31, 2010 .............     22     12.26       11.72      1.40%       2.20%     270    13.52%      12.69%       0.10%
     December 31, 2009 .............     23     10.80       10.40      1.40%       2.20%     252    37.40%      36.30%       0.64%
  CLS AdvisorOne Clermont Fund
     December 31, 2013 .............     33     12.54       11.70      1.40%       2.20%     410     8.57%       7.73%       2.98%
     December 31, 2012 .............      7     11.55       10.86      1.40%       2.20%      79     9.27%       8.38%       1.58%
     December 31, 2011 .............      7     10.57       10.02      1.40%       2.20%      73    -1.67%      -2.43%       2.18%
     December 31, 2010 .............      3     10.75       10.27      1.40%       2.20%      30     9.47%       8.56%       1.97%
     December 31, 2009 .............      3      9.82        9.46      1.40%       2.20%      27    20.94%      19.90%       1.87%
  Long Short Equity Fund
     December 31, 2013 .............      6     17.98       13.54      1.40%       2.20%     109    15.85%      14.94%       0.00%
     December 31, 2012 .............      9     15.52       11.78      1.40%       2.20%     146     2.92%       2.08%       0.00%
     December 31, 2011 .............     16     15.08       11.54      1.40%       2.20%     241    -7.82%      -8.56%       0.00%
     December 31, 2010 .............     16     16.36       12.62      1.40%       2.20%     267     9.65%       8.79%       0.00%
     December 31, 2009 .............     19     14.92       11.60      1.40%       2.20%     278    25.48%      24.46%       0.10%
  Rydex Banking Fund
     December 31, 2013 .............     12      6.45        5.97      1.40%       2.20%      79    27.47%      26.48%       1.23%
     December 31, 2012 .............     18      5.06        4.72      1.40%       2.20%      92    22.52%      21.34%       0.19%
     December 31, 2011 .............     11      4.13        3.89      1.40%       2.20%      46   -23.38%     -23.87%       0.31%
     December 31, 2010 .............     18      5.39        5.11      1.40%       2.20%      98    11.36%      10.61%       0.57%
     December 31, 2009 .............     18      4.84        4.62      1.40%       2.20%      88    -4.72%      -5.52%       1.74%
  Rydex Basic Materials Fund
     December 31, 2013 .............     10     18.71       17.32      1.40%       2.20%     183    -0.16%      -0.97%       0.70%
     December 31, 2012 .............     14     18.74       17.49      1.40%       2.20%     265     9.14%       8.36%       0.00%
     December 31, 2011 .............     24     17.17       16.14      1.40%       2.20%     418   -17.61%     -18.28%       0.00%
     December 31, 2010 .............     30     20.84       19.75      1.40%       2.20%     634    24.94%      23.90%       0.50%
     December 31, 2009 .............     52     16.68       15.94      1.40%       2.20%     860    53.31%      52.10%       0.19%
  Rydex Biotechnology Fund
     December 31, 2013 .............     58     24.41       22.59      1.40%       2.20%   1,419    52.09%      50.80%       0.00%
     December 31, 2012 .............     51     16.05       14.98      1.40%       2.20%     811    34.09%      33.04%       0.00%
     December 31, 2011 .............     48     11.97       11.26      1.40%       2.20%     575     9.02%       8.17%       0.00%
     December 31, 2010 .............     54     10.98       10.41      1.40%       2.20%     595     9.15%       8.32%       0.00%
     December 31, 2009 .............      7     10.06        9.61      1.40%       2.20%      70    16.71%      15.78%       0.00%
  Rydex Consumer Products Fund
     December 31, 2013 .............     19     20.29       18.78      1.40%       2.20%     386    26.50%      25.45%       2.02%
     December 31, 2012 .............      8     16.04       14.97      1.40%       2.20%     127     7.51%       6.70%       0.90%
     December 31, 2011 .............     18     14.92       14.03      1.40%       2.20%     268    12.18%      11.26%       2.88%
     December 31, 2010 .............      9     13.30       12.61      1.40%       2.20%     120    15.65%      14.74%       1.33%
     December 31, 2009 .............      9     11.50       10.99      1.40%       2.20%     103    17.47%      16.54%       1.35%
  Rydex Dow 2X Strategy Fund
     December 31, 2013 .............      9     17.94       16.63      1.40%       2.20%     154    60.47%      59.14%       0.00%
     December 31, 2012 .............     16     11.18       10.45      1.40%       2.20%     178    15.50%      14.58%       0.00%
     December 31, 2011 .............     33      9.68        9.12      1.40%       2.20%     319     7.56%       6.79%       0.00%
     December 31, 2010 .............     19      9.00        8.54      1.40%       2.20%     173    22.95%      21.83%       0.73%
     December 31, 2009 .............     17      7.32        7.01      1.40%       2.20%     126    34.81%      33.78%       0.00%
  Rydex Electronics Fund
     December 31, 2013 .............      7      8.91        8.25      1.40%       2.20%      64    33.18%      32.21%       0.92%
     December 31, 2012 .............     --      6.69        6.24      1.40%       2.20%       3    -0.45%      -1.27%       0.00%
     December 31, 2011 .............     --      6.72        6.32      1.40%       2.20%       3   -17.55%     -18.24%       0.00%
     December 31, 2010 .............      8      8.15        7.73      1.40%       2.20%      65     7.95%       7.21%       0.00%
     December 31, 2009 .............     24      7.55        7.21      1.40%       2.20%     180    69.66%      68.07%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex Energy Fund
     December 31, 2013 .............     28  $  23.33  $    21.59      1.40%       2.20% $   651    21.76%      20.75%       0.21%
     December 31, 2012 .............     33     19.16       17.88      1.40%       2.20%     639     0.95%       0.17%       0.00%
     December 31, 2011 .............     42     18.98       17.85      1.40%       2.20%     802    -7.14%      -7.89%       0.00%
     December 31, 2010 .............     46     20.44       19.38      1.40%       2.20%     938    17.40%      16.47%       0.42%
     December 31, 2009 .............     62     17.41       16.64      1.40%       2.20%   1,083    36.55%      35.50%       0.00%
  Rydex Energy Services Fund
     December 31, 2013 .............     18     23.54       21.79      1.40%       2.20%     412    22.16%      21.19%       0.00%
     December 31, 2012 .............     22     19.27       17.98      1.40%       2.20%     426    -0.98%      -1.80%       0.00%
     December 31, 2011 .............     32     19.46       18.31      1.40%       2.20%     629   -10.57%     -11.25%       0.00%
     December 31, 2010 .............     54     21.76       20.63      1.40%       2.20%   1,175    24.27%      23.31%       0.00%
     December 31, 2009 .............     70     17.51       16.73      1.40%       2.20%   1,221    60.20%      58.88%       0.00%
  Rydex Europe 1.25X Strategy Fund
     December 31, 2013 .............      4     11.55       10.69      1.40%       2.20%      44    22.22%      21.20%       0.09%
     December 31, 2012 .............      5      9.45        8.82      1.40%       2.20%      49    19.92%      19.03%       1.19%
     December 31, 2011 .............      5      7.88        7.41      1.40%       2.20%      36   -16.35%     -17.02%       0.00%
     December 31, 2010 .............     19      9.42        8.93      1.40%       2.20%     175   -11.96%     -12.71%       1.75%
     December 31, 2009 .............     17     10.70       10.23      1.40%       2.20%     178    33.75%      32.68%       2.62%
  Rydex Financial Services Fund
     December 31, 2013 .............     42      9.38        8.68      1.40%       2.20%     390    25.74%      24.71%       0.58%
     December 31, 2012 .............     31      7.46        6.96      1.40%       2.20%     234    21.10%      20.00%       0.27%
     December 31, 2011 .............      5      6.16        5.80      1.40%       2.20%      30   -16.19%     -16.67%       0.10%
     December 31, 2010 .............      5      7.35        6.96      1.40%       2.20%      40    12.73%      11.72%       0.73%
     December 31, 2009 .............     13      6.52        6.23      1.40%       2.20%      87    18.12%      17.11%       2.27%
  Rydex Government Long Bond 1.2X Strategy Fund
     December 31, 2013 .............     11     13.58       13.21      1.40%       2.20%     149   -19.41%     -20.04%       0.81%
     December 31, 2012 .............     15     16.85       16.52      1.40%       2.20%     248     1.57%       0.79%       0.68%
     December 31, 2011 .............     84     16.59       16.39      1.40%       2.20%   1,398    39.53%      38.43%       1.42%
     December 31, 2010 .............     16     11.89       11.84      1.40%       2.20%     195     8.68%       7.73%       2.04%
     December 31, 2009 .............     14     10.94       10.99      1.40%       2.20%     151   -32.51%     -33.03%       2.10%
  Rydex Health Care Fund
     December 31, 2013 .............     19     19.02       17.60      1.40%       2.20%     354    39.85%      38.69%       0.20%
     December 31, 2012 .............     22     13.60       12.69      1.40%       2.20%     302    15.55%      14.63%       0.00%
     December 31, 2011 .............     13     11.77       11.07      1.40%       2.20%     149     3.25%       2.41%       0.00%
     December 31, 2010 .............      5     11.40       10.81      1.40%       2.20%      63     5.26%       4.44%       0.21%
     December 31, 2009 .............     10     10.83       10.35      1.40%       2.20%     111    22.93%      21.91%       0.00%
  Rydex Internet Fund
     December 31, 2013 .............      6     20.67       19.13      1.40%       2.20%     116    49.13%      47.95%       0.00%
     December 31, 2012 .............      4     13.86       12.93      1.40%       2.20%      59    17.66%      16.70%       0.00%
     December 31, 2011 .............      4     11.78       11.08      1.40%       2.20%      51   -13.19%     -13.84%       0.00%
     December 31, 2010 .............     13     13.57       12.86      1.40%       2.20%     179    19.14%      18.20%       0.00%
     December 31, 2009 .............     12     11.39       10.88      1.40%       2.20%     137    63.65%      62.15%       0.00%
  Rydex Inverse Dow 2X Strategy Fund
     December 31, 2013 .............     38      1.09        1.01      1.40%       2.20%      41   -44.95%     -45.41%       0.00%
     December 31, 2012 .............     39      1.98        1.85      1.40%       2.20%      76   -23.55%     -24.18%       0.00%
     December 31, 2011 .............     39      2.59        2.44      1.40%       2.20%     101   -28.06%     -28.65%       0.00%
     December 31, 2010 .............     44      3.60        3.42      1.40%       2.20%     158   -31.17%     -31.74%       0.00%
     December 31, 2009 .............     14      5.23        5.01      1.40%       2.20%      73   -45.41%     -45.84%       0.00%
  Rydex Inverse Government Long Bond Strategy Fund
     December 31, 2013 .............     --      4.08        3.74      1.40%       2.20%      --    13.65%      12.65%       0.00%
     December 31, 2012 .............     --      3.59        3.32      1.40%       2.20%      --    -7.47%      -8.29%       0.00%
     December 31, 2011 .............     --      3.88        3.62      1.40%       2.20%      --   -31.45%     -31.95%       0.00%
     December 31, 2010 .............     --      5.66        5.32      1.40%       2.20%       1   -13.98%     -14.61%       0.00%
     December 31, 2009 .............     55      6.58        6.23      1.40%       2.20%     361    17.71%      16.67%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex Inverse Mid-Cap Strategy Fund
     December 31, 2013 .............     --  $   2.38  $     2.20      1.40%       2.20% $    --   -28.53%     -29.26%       0.00%
     December 31, 2012 .............     --      3.33        3.11      1.40%       2.20%      --   -19.37%     -20.05%       0.00%
     December 31, 2011 .............     --      4.13        3.89      1.40%       2.20%      --    -8.63%      -9.53%       0.00%
     December 31, 2010 .............     --      4.52        4.30      1.40%       2.20%      --   -26.38%     -26.87%       0.00%
     December 31, 2009 .............      2      6.14        5.88      1.40%       2.20%      12   -36.17%     -36.64%       0.00%
  Rydex Inverse NASDAQ-100(R) Strategy Fund
     December 31, 2013 .............      2      2.44        2.26      1.40%       2.20%       4   -30.09%     -30.67%       0.00%
     December 31, 2012 .............      2      3.49        3.26      1.40%       2.20%       6   -19.77%     -20.49%       0.00%
     December 31, 2011 .............      2      4.35        4.10      1.40%       2.20%       7   -11.41%     -12.02%       0.00%
     December 31, 2010 .............      4      4.91        4.66      1.40%       2.20%      19   -22.31%     -22.85%       0.00%
     December 31, 2009 .............      5      6.32        6.04      1.40%       2.20%      34   -40.93%     -41.42%       0.07%
  Rydex Inverse Russell 2000(R) Strategy Fund
     December 31, 2013 .............     --      2.12        1.97      1.40%       2.20%      --   -32.05%     -32.30%       0.00%
     December 31, 2012 .............      1      3.12        2.91      1.40%       2.20%       2   -19.17%     -20.05%       0.00%
     December 31, 2011 .............      1      3.86        3.64      1.40%       2.20%       3    -8.96%      -9.45%       0.00%
     December 31, 2010 .............      5      4.24        4.02      1.40%       2.20%      20   -28.62%     -29.35%       0.00%
     December 31, 2009 .............     60      5.94        5.69      1.40%       2.20%     357   -33.78%     -34.30%       0.00%
  Rydex Inverse S&P 500 Strategy Fund
     December 31, 2013 .............     41      2.69        2.98      1.40%       2.20%     111   -27.69%     -28.19%       0.00%
     December 31, 2012 .............     53      3.72        4.15      1.40%       2.20%     198   -18.06%     -18.79%       0.00%
     December 31, 2011 .............     38      4.54        5.11      1.40%       2.20%     170   -10.28%     -10.98%       0.00%
     December 31, 2010 .............     38      5.06        5.74      1.40%       2.20%     195   -18.12%     -18.70%       0.00%
     December 31, 2009 .............     20      6.18        7.06      1.40%       2.20%     123   -28.55%     -29.19%       0.00%
  Rydex Japan 2X Strategy Fund
     December 31, 2013 .............      6     13.05       12.07      1.40%       2.20%      84    53.89%      52.59%       0.00%
     December 31, 2012 .............      5      8.48        7.91      1.40%       2.20%      40    18.44%      17.36%       0.00%
     December 31, 2011 .............      5      7.16        6.74      1.40%       2.20%      38   -29.94%     -30.44%       0.00%
     December 31, 2010 .............      3     10.22        9.69      1.40%       2.20%      34    14.06%      13.20%       0.00%
     December 31, 2009 .............     11      8.96        8.56      1.40%       2.20%      96    22.07%      21.07%       0.29%
  Rydex Leisure Fund
     December 31, 2013 .............      8     18.65       17.26      1.40%       2.20%     145    40.44%      39.31%       0.87%
     December 31, 2012 .............      5     13.28       12.39      1.40%       2.20%      66    19.64%      18.68%       0.00%
     December 31, 2011 .............      3     11.10       10.44      1.40%       2.20%      35     1.00%       0.19%       0.00%
     December 31, 2010 .............     19     10.99       10.42      1.40%       2.20%     209    28.54%      27.54%       0.14%
     December 31, 2009 .............     10      8.55        8.17      1.40%       2.20%      85    34.86%      33.72%       0.00%
  Rydex Mid Cap 1.5X Strategy Fund
     December 31, 2013 .............     15     33.58       21.32      1.40%       2.20%     505    48.19%      46.93%       0.00%
     December 31, 2012 .............     10     22.66       14.51      1.40%       2.20%     225    22.55%      21.63%       0.00%
     December 31, 2011 .............      8     18.49       11.93      1.40%       2.20%     152    -8.87%      -9.62%       0.00%
     December 31, 2010 .............     15     20.29       13.20      1.40%       2.20%     296    35.63%      34.56%       0.00%
     December 31, 2009 .............     13     14.96        9.81      1.40%       2.20%     190    50.35%      49.09%       0.07%
  Rydex NASDAQ-100(R) Fund
     December 31, 2013 .............     48     26.28       18.96      1.40%       2.20%   1,265    32.79%      31.67%       0.00%
     December 31, 2012 .............     60     19.79       14.40      1.40%       2.20%   1,181    15.13%      14.20%       0.00%
     December 31, 2011 .............     55     17.19       12.61      1.40%       2.20%     945     0.76%       0.00%       0.00%
     December 31, 2010 .............     85     17.06       12.61      1.40%       2.20%   1,454    16.85%      15.90%       0.00%
     December 31, 2009 .............     80     14.60       10.88      1.40%       2.20%   1,167    49.90%      48.63%       0.00%
  Rydex NASDAQ-100(R) 2X Strategy Fund
     December 31, 2013 .............     30     27.30       25.26      1.40%       2.20%     831    77.73%      76.27%       0.00%
     December 31, 2012 .............     34     15.36       14.33      1.40%       2.20%     521    32.19%      31.23%       0.00%
     December 31, 2011 .............     35     11.62       10.92      1.40%       2.20%     410    -2.02%      -2.85%       0.00%
     December 31, 2010 .............     20     11.86       11.24      1.40%       2.20%     236    35.08%      33.97%       0.00%
     December 31, 2009 .............     33      8.78        8.39      1.40%       2.20%     293   114.67%     112.94%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex Nova Fund
     December 31, 2013 .............     66  $  16.51  $    16.17      1.40%       2.20% $ 1,088    46.89%      45.81%       0.11%
     December 31, 2012 .............     65     11.24       11.09      1.40%       2.20%     729    20.47%      19.50%       0.00%
     December 31, 2011 .............     41      9.33        9.28      1.40%       2.20%     382    -2.51%      -3.33%       0.04%
     December 31, 2010 .............     47      9.57        9.60      1.40%       2.20%     452    18.29%      17.36%       0.19%
     December 31, 2009 .............     66      8.09        8.18      1.40%       2.20%     533    33.72%      32.58%       0.88%
  Rydex Precious Metals Fund
     December 31, 2013 .............     32      8.80        8.14      1.40%       2.20%     283   -46.83%     -47.28%       0.95%
     December 31, 2012 .............     42     16.55       15.44      1.40%       2.20%     703    -5.43%      -6.20%       0.00%
     December 31, 2011 .............     60     17.50       16.46      1.40%       2.20%   1,044   -25.21%     -25.79%       0.07%
     December 31, 2010 .............     68     23.40       22.18      1.40%       2.20%   1,600    36.13%      35.08%       0.00%
     December 31, 2009 .............     76     17.19       16.42      1.40%       2.20%   1,314    47.17%      45.96%       0.00%
  Rydex Real Estate Fund
     December 31, 2013 .............     11     15.33       14.19      1.40%       2.20%     172     2.47%       1.65%       1.54%
     December 31, 2012 .............     20     14.96       13.96      1.40%       2.20%     297    16.69%      15.75%       2.70%
     December 31, 2011 .............     12     12.82       12.06      1.40%       2.20%     153     0.87%       0.08%       1.16%
     December 31, 2010 .............     60     12.71       12.05      1.40%       2.20%     762    23.16%      22.09%       3.48%
     December 31, 2009 .............     19     10.32        9.87      1.40%       2.20%     197    23.44%      22.61%       3.35%
  Rydex Retailing Fund
     December 31, 2013 .............      5     19.28       17.84      1.40%       2.20%      97    33.89%      32.84%       0.01%
     December 31, 2012 .............     11     14.40       13.43      1.40%       2.20%     162    15.20%      14.20%       0.00%
     December 31, 2011 .............      3     12.50       11.76      1.40%       2.20%      41     3.82%       3.07%       0.00%
     December 31, 2010 .............     25     12.04       11.41      1.40%       2.20%     299    23.36%      22.42%       0.00%
     December 31, 2009 .............      1      9.76        9.32      1.40%       2.20%      10    42.27%      41.00%       0.00%
  Rydex Russell 2000(R) 1.5X Strategy Fund
     December 31, 2013 .............      4     30.63       18.48      1.40%       2.20%     128    56.36%      55.03%       0.00%
     December 31, 2012 .............      8     19.59       11.92      1.40%       2.20%     165    20.41%      19.44%       0.00%
     December 31, 2011 .............      7     16.27        9.98      1.40%       2.20%     121   -13.41%     -14.04%       0.00%
     December 31, 2010 .............     13     18.79       11.61      1.40%       2.20%     242    35.96%      34.84%       0.00%
     December 31, 2009 .............      9     13.82        8.61      1.40%       2.20%     118    31.37%      30.45%       0.00%
  Rydex S&P 500 2X Strategy Fund
     December 31, 2013 .............     57     16.16       14.96      1.40%       2.20%     915    66.43%      65.12%       0.00%
     December 31, 2012 .............     18      9.71        9.06      1.40%       2.20%     173    27.60%      26.54%       0.00%
     December 31, 2011 .............     45      7.61        7.16      1.40%       2.20%     343    -5.35%      -6.04%       0.00%
     December 31, 2010 .............      9      8.04        7.62      1.40%       2.20%      74    23.69%      22.71%       0.00%
     December 31, 2009 .............     13      6.50        6.21      1.40%       2.20%      83    44.44%      43.09%       0.39%
  Rydex S&P 500 Pure Growth Fund
     December 31, 2013 .............     38     18.26       16.93      1.40%       2.20%     694    39.39%      38.20%       0.00%
     December 31, 2012 .............     33     13.10       12.25      1.40%       2.20%     433    11.68%      10.86%       0.00%
     December 31, 2011 .............     34     11.73       11.05      1.40%       2.20%     403    -2.41%      -3.24%       0.00%
     December 31, 2010 .............     66     12.02       11.42      1.40%       2.20%     797    23.28%      22.27%       0.00%
     December 31, 2009 .............    102      9.75        9.34      1.40%       2.20%     993    45.09%      44.14%       0.00%
  Rydex S&P 500 Pure Value Fund
     December 31, 2013 .............     37     18.35       17.01      1.40%       2.20%     685    43.25%      42.11%       0.00%
     December 31, 2012 .............     21     12.81       11.97      1.40%       2.20%     275    20.51%      19.58%       0.46%
     December 31, 2011 .............     20     10.63       10.01      1.40%       2.20%     215    -4.49%      -5.30%       0.02%
     December 31, 2010 .............     38     11.13       10.57      1.40%       2.20%     425    18.66%      17.71%       0.63%
     December 31, 2009 .............     54      9.38        8.98      1.40%       2.20%     510    49.13%      47.94%       3.32%
  Rydex S&P MidCap 400 Pure Growth Fund
     December 31, 2013 .............     18     24.94       23.13      1.40%       2.20%     449    32.17%      31.20%       0.00%
     December 31, 2012 .............     18     18.87       17.63      1.40%       2.20%     330    14.43%      13.52%       0.00%
     December 31, 2011 .............     16     16.49       15.53      1.40%       2.20%     262    -2.02%      -2.82%       0.00%
     December 31, 2010 .............     87     16.83       15.98      1.40%       2.20%   1,467    30.77%      29.71%       0.00%
     December 31, 2009 .............     24     12.87       12.32      1.40%       2.20%     315    54.69%      53.42%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex S&P MidCap 400 Pure Value Fund
     December 31, 2013 .............     21  $  18.67  $    17.31      1.40%       2.20% $   390    33.93%      32.85%       0.08%
     December 31, 2012 .............     22     13.94       13.03      1.40%       2.20%     303    15.30%      14.40%       0.00%
     December 31, 2011 .............     21     12.09       11.39      1.40%       2.20%     254    -8.41%      -9.17%       0.00%
     December 31, 2010 .............     26     13.20       12.54      1.40%       2.20%     342    18.49%      17.53%       0.41%
     December 31, 2009 .............     81     11.14       10.67      1.40%       2.20%     900    53.02%      51.78%       1.81%
  Rydex S&P SmallCap 600 Pure Growth Fund
     December 31, 2013 .............     12     20.74       19.23      1.40%       2.20%     256    39.38%      38.25%       0.00%
     December 31, 2012 .............      8     14.88       13.91      1.40%       2.20%     122     9.01%       8.16%       0.00%
     December 31, 2011 .............     37     13.65       12.86      1.40%       2.20%     503     2.09%       1.26%       0.00%
     December 31, 2010 .............     21     13.37       12.70      1.40%       2.20%     282    23.68%      22.71%       0.00%
     December 31, 2009 .............     16     10.81       10.35      1.40%       2.20%     169    32.15%      31.01%       0.00%
  Rydex S&P SmallCap 600 Pure Value Fund
     December 31, 2013 .............     19     17.81       16.51      1.40%       2.20%     334    40.90%      39.68%       0.39%
     December 31, 2012 .............     23     12.64       11.82      1.40%       2.20%     288    18.69%      17.73%       0.00%
     December 31, 2011 .............     24     10.65       10.04      1.40%       2.20%     254   -10.73%     -11.39%       0.00%
     December 31, 2010 .............     31     11.93       11.33      1.40%       2.20%     364    23.37%      22.35%       0.00%
     December 31, 2009 .............     36      9.67        9.26      1.40%       2.20%     345    60.10%      58.83%       2.12%
  Rydex Technology Fund
     December 31, 2013 .............     19     14.56       13.48      1.40%       2.20%     273    33.46%      32.42%       0.00%
     December 31, 2012 .............     13     10.91       10.18      1.40%       2.20%     138    10.43%       9.58%       0.00%
     December 31, 2011 .............     17      9.88        9.29      1.40%       2.20%     170   -10.43%     -11.19%       0.00%
     December 31, 2010 .............     18     11.03       10.46      1.40%       2.20%     196    10.41%       9.64%       0.00%
     December 31, 2009 .............     34      9.99        9.54      1.40%       2.20%     336    53.46%      52.15%       0.00%
  Rydex Telecommunications Fund
     December 31, 2013 .............      7     10.71        9.91      1.40%       2.20%      75    15.91%      14.97%       1.37%
     December 31, 2012 .............     12      9.24        8.62      1.40%       2.20%     107     3.36%       2.50%       2.68%
     December 31, 2011 .............      7      8.94        8.41      1.40%       2.20%      66   -15.58%     -16.24%       1.04%
     December 31, 2010 .............     12     10.59       10.04      1.40%       2.20%     131    12.90%      12.05%       0.70%
     December 31, 2009 .............     36      9.38        8.96      1.40%       2.20%     337    26.93%      25.84%       6.07%
  Rydex Transportation Fund
     December 31, 2013 .............     17     20.18       18.68      1.40%       2.20%     345    48.49%      47.43%       0.00%
     December 31, 2012 .............      4     13.59       12.67      1.40%       2.20%      57    15.96%      14.97%       0.00%
     December 31, 2011 .............      5     11.72       11.02      1.40%       2.20%      62   -12.34%     -13.02%       0.00%
     December 31, 2010 .............      8     13.37       12.67      1.40%       2.20%     106    22.44%      21.36%       0.00%
     December 31, 2009 .............     14     10.92       10.44      1.40%       2.20%     149    15.68%      14.85%       0.86%
  Rydex U.S. Government Money Market Fund
     December 31, 2013 .............     79      9.52        8.94      1.40%       2.20%     756    -1.35%      -2.19%       0.00%
     December 31, 2012 .............     95      9.65        9.14      1.40%       2.20%     915    -1.43%      -2.14%       0.00%
     December 31, 2011 .............    165      9.79        9.34      1.40%       2.20%   1,612    -1.41%      -2.20%       0.00%
     December 31, 2010 .............    170      9.93        9.55      1.40%       2.20%   1,687    -1.39%      -2.15%       0.01%
     December 31, 2009 .............    234     10.07        9.76      1.40%       2.20%   2,358    -1.27%      -2.20%       0.05%
  Rydex Utilities Fund
     December 31, 2013 .............     23     17.56       16.25      1.40%       2.20%     403    12.06%      11.15%       3.37%
     December 31, 2012 .............     29     15.67       14.62      1.40%       2.20%     451    -0.32%      -1.08%       2.60%
     December 31, 2011 .............     50     15.72       14.78      1.40%       2.20%     789    14.74%      13.78%       2.78%
     December 31, 2010 .............     21     13.70       12.99      1.40%       2.20%     284     5.38%       4.51%       2.75%
     December 31, 2009 .............     23     13.00       12.43      1.40%       2.20%     295    12.17%      11.38%       5.32%
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity Fund
     December 31, 2013 .............     60     15.37       14.46      1.40%       2.20%     926    27.45%      26.51%       1.44%
     December 31, 2012 .............     66     12.06       11.43      1.40%       2.20%     804    12.29%      11.30%       1.00%
     December 31, 2011 .............     72     10.74       10.27      1.40%       2.20%     782    -1.47%      -2.19%       0.92%
     December 31, 2010 .............     88     10.90       10.50      1.40%       2.20%     973     8.03%       7.14%       0.92%
     December 31, 2009 .............    125     10.09        9.80      1.40%       2.20%   1,271    26.44%      25.48%       1.56%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (CONTINUED)
  Diversified Dividend Fund
     December 31, 2013 .............     27  $  13.82  $    13.53      1.40%       2.20% $   371    29.16%      28.25%       1.35%
     December 31, 2012 .............     17     10.70       10.55      1.40%       2.20%     179    17.07%      16.06%       1.37%
     December 31, 2011 .............     33      9.14        9.09      1.40%       2.20%     302    -8.51%      -9.01%       0.00%
     April 29, 2011 ................     --      9.99        9.99       N/A         N/A       --      N/A         N/A         N/A
  Global Health Care Fund
     December 31, 2013 .............     38     19.37       19.14      1.40%       2.20%     729    38.65%      37.50%       0.70%
     December 31, 2012 .............     44     13.97       13.92      1.40%       2.20%     617    19.20%      18.27%       0.00%
     December 31, 2011 .............     46     11.72       11.77      1.40%       2.20%     535     2.45%       1.73%       0.00%
     December 31, 2010 .............     66     11.44       11.57      1.40%       2.20%     752     3.91%       2.94%       0.00%
     December 31, 2009 .............     85     11.01       11.24      1.40%       2.20%     933    25.83%      24.89%       0.29%
  Global Real Estate Fund
     December 31, 2013 .............     41     27.91       18.21      1.40%       2.20%   1,142     1.27%       0.50%       3.75%
     December 31, 2012 .............     45     27.56       18.12      1.40%       2.20%   1,249    26.31%      25.31%       0.54%
     December 31, 2011 .............     48     21.82       14.46      1.40%       2.20%   1,043    -7.78%      -8.54%       3.80%
     December 31, 2010 .............     53     23.66       15.81      1.40%       2.20%   1,257    15.87%      14.90%       4.99%
     December 31, 2009 .............     59     20.42       13.76      1.40%       2.20%   1,211    29.73%      28.72%       0.00%
  High Yield Fund
     December 31, 2013 .............     98     17.84       16.51      1.40%       2.20%   1,748     5.50%       4.63%       4.69%
     December 31, 2012 .............    168     16.91       15.78      1.40%       2.20%   2,841    15.51%      14.68%       5.16%
     December 31, 2011 .............    165     14.64       13.76      1.40%       2.20%   2,422    -0.41%      -1.29%       7.88%
     December 31, 2010 .............    105     14.70       13.94      1.40%       2.20%   1,549    11.96%      11.16%       9.41%
     December 31, 2009 .............    158     13.13       12.54      1.40%       2.20%   2,078    50.75%      49.46%       8.06%
  Mid Cap Core Equity Fund
     December 31, 2013 .............     15     22.30       16.97      1.40%       2.20%     333    26.63%      25.70%       0.52%
     December 31, 2012 .............     13     17.61       13.50      1.40%       2.20%     232     9.11%       8.17%       0.00%
     December 31, 2011 .............     16     16.14       12.48      1.40%       2.20%     262    -7.82%      -8.50%       0.07%
     December 31, 2010 .............     26     17.51       13.64      1.40%       2.20%     462    12.24%      11.26%       0.33%
     December 31, 2009 .............     32     15.60       12.26      1.40%       2.20%     495    27.97%      27.05%       1.06%
  Money Market Fund
     December 31, 2013 .............  1,034      9.77        9.64      1.40%       2.20%  10,110    -1.41%      -2.23%       0.03%
     December 31, 2012 .............  1,285      9.91        9.86      1.40%       2.20%  12,728    -0.90%      -1.39%       0.02%
     Inception April 29, 2012 ......     --     10.00       10.00       N/A         N/A       --      N/A         N/A         N/A
  Technology Fund
     December 31, 2013 .............     14      8.42       14.30      1.40%       2.20%     114    23.46%      22.43%       0.00%
     December 31, 2012 .............     19      6.82       11.68      1.40%       2.20%     127     9.65%       8.85%       0.00%
     December 31, 2011 .............     20      6.22       10.73      1.40%       2.20%     122    -6.33%      -7.10%       0.16%
     December 31, 2010 .............     20      6.64       11.55      1.40%       2.20%     133    19.64%      18.58%       0.00%
     December 31, 2009 .............     45      5.55        9.74      1.40%       2.20%     248    55.03%      54.11%       0.00%
  Value Opportunities Fund
     December 31, 2013 .............     38     17.28       12.87      1.40%       2.20%     648    31.41%      30.40%       1.17%
     December 31, 2012 .............     38     13.15        9.87      1.40%       2.20%     495    15.96%      15.03%       1.24%
     December 31, 2011 .............     40     11.34        8.58      1.40%       2.20%     448    -4.71%      -5.51%       0.56%
     December 31, 2010 .............     48     11.90        9.08      1.40%       2.20%     568     5.50%       4.61%       0.36%
     December 31, 2009 .............     28     11.28        8.68      1.40%       2.20%     310    45.55%      44.67%       1.32%
JANUS ASPEN SERIES:
  Enterprise Portfolio
     December 31, 2013 .............    308     27.88       24.09      1.40%       2.20%   8,575    30.52%      29.52%       0.51%
     December 31, 2012 .............    342     21.36       18.60      1.40%       2.20%   7,304    15.65%      14.74%       0.00%
     December 31, 2011 .............    392     18.47       16.21      1.40%       2.20%   7,230    -2.79%      -3.57%       0.00%
     December 31, 2010 .............    449     19.00       16.81      1.40%       2.20%   8,522    24.10%      23.15%       0.07%
     December 31, 2009 .............    518     15.31       13.65      1.40%       2.20%   7,926    42.82%      41.60%       0.00%
  Global Research Portfolio
     December 31, 2013 .............    337     16.16       14.04      1.40%       2.20%   5,442    26.65%      25.58%       1.20%
     December 31, 2012 .............    371     12.76       11.18      1.40%       2.20%   4,730    18.48%      17.44%       0.86%
     December 31, 2011 .............    411     10.77        9.52      1.40%       2.20%   4,431   -15.00%     -15.60%       0.57%
     December 31, 2010 .............    462     12.67       11.28      1.40%       2.20%   5,850    14.25%      13.37%       0.61%
     December 31, 2009 .............    509     11.09        9.95      1.40%       2.20%   5,641    35.74%      34.64%       1.42%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (CONTINUED)
  Janus Portfolio
     December 31, 2013 .............    427  $  17.71  $    15.80     1.40%       2.20%  $ 7,566    28.52%      27.52%       0.78%
     December 31, 2012 .............    469     13.78       12.39     1.40%       2.20%    6,476    16.98%      15.90%       0.55%
     December 31, 2011 .............    547     11.78       10.69     1.40%       2.20%    6,445    -6.66%      -7.29%       0.58%
     December 31, 2010 .............    622     12.62       11.53     1.40%       2.20%    7,853    12.98%      11.94%       1.09%
     December 31, 2009 .............    714     11.17       10.30     1.40%       2.20%    7,978    34.42%      33.42%       0.53%
  Overseas Portfolio
     December 31, 2013 .............     41     35.40       23.45     1.40%       2.20%    1,441    12.99%      12.04%       3.08%
     December 31, 2012 .............     47     31.33       20.93     1.40%       2.20%    1,479    11.89%      11.03%       0.64%
     December 31, 2011 .............     64     28.00       18.85     1.40%       2.20%    1,803   -33.13%     -33.67%       0.46%
     December 31, 2010 .............     87     41.87       28.42     1.40%       2.20%    3,663    23.58%      22.61%       0.69%
     December 31, 2009 .............     92     33.88       23.18     1.40%       2.20%    3,120    77.01%      75.61%       0.58%
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Equity Portfolio
     December 31, 2013 .............     29     28.73       26.59     1.40%       2.20%      830    -2.61%      -3.38%       1.10%
     December 31, 2012 .............     50     29.50       27.52     1.40%       2.20%    1,484    20.36%      19.39%       1.53%
     December 31, 2011 .............     53     24.51       23.05     1.40%       2.20%    1,299   -19.14%     -19.80%       1.68%
     December 31, 2010 .............     80     30.31       28.74     1.40%       2.20%    2,424    20.95%      20.05%       1.19%
     December 31, 2009 .............     79     25.06       23.94     1.40%       2.20%    1,977    67.51%      66.13%       2.86%
  International Equity Portfolio
     December 31, 2013 .............     26     16.55       15.32     1.40%       2.20%      434    19.06%      18.12%       1.30%
     December 31, 2012 .............     32     13.90       12.97     1.40%       2.20%      447    19.42%      18.45%       1.64%
     December 31, 2011 .............     39     11.64       10.95     1.40%       2.20%      450    -8.56%      -9.28%       1.88%
     December 31, 2010 .............     38     12.73       12.07     1.40%       2.20%      485     5.21%       4.41%       1.35%
     December 31, 2009 .............     25     12.10       11.56     1.40%       2.20%      297    19.80%      18.81%       1.98%
  US Small-Mid Cap Equity Portfolio
     December 31, 2013 .............     56     26.94       17.17     1.40%       2.20%    1,511    33.37%      32.38%       0.00%
     December 31, 2012 .............     65     20.20       12.97     1.40%       2.20%    1,312     8.72%       7.81%       0.00%
     December 31, 2011 .............     73     18.58       12.03     1.40%       2.20%    1,360   -10.37%     -11.09%       0.00%
     December 31, 2010 .............     96     20.73       13.53     1.40%       2.20%    1,987    22.01%      21.02%       0.29%
     December 31, 2009 .............    114     16.99       11.18     1.40%       2.20%    1,937    50.62%      49.47%       0.00%
  US Strategic Equity Portfolio
     December 31, 2013 .............     36     17.09       15.40     1.40%       2.20%      614    26.31%      25.31%       0.85%
     December 31, 2012 .............     38     13.53       12.29     1.40%       2.20%      516    12.38%      11.52%       1.13%
     December 31, 2011 .............     41     12.04       11.02     1.40%       2.20%      493     0.58%      -0.27%       1.03%
     December 31, 2010 .............     46     11.97       11.05     1.40%       2.20%      548    11.25%      10.39%       0.73%
     December 31, 2009 .............     45     10.76       10.01     1.40%       2.20%      480    25.12%      24.04%       0.94%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth Portfolio
     December 31, 2013 .............     24     15.84       15.01     1.40%       2.20%      386    45.72%      44.61%       0.31%
     December 31, 2012 .............     14     10.87       10.38     1.40%       2.20%      152    17.13%      16.11%       0.28%
     December 31, 2011 .............     20      9.28        8.94     1.40%       2.20%      185     0.98%       0.22%       0.22%
     December 31, 2010 .............      8      9.19        8.92     1.40%       2.20%       71    23.36%      22.36%       0.13%
     December 31, 2009 .............      5      7.45        7.29     1.40%       2.20%       35    32.56%      31.59%       0.00%
  ClearBridge All Cap Value Portfolio
     December 31, 2013 .............     10     11.91       11.29     1.40%       2.20%      117    30.31%      29.32%       1.64%
     December 31, 2012 .............      8      9.14        8.73     1.40%       2.20%       70    13.40%      12.50%       1.57%
     December 31, 2011 .............     10      8.06        7.76     1.40%       2.20%       80    -7.46%      -8.27%       1.48%
     December 31, 2010 .............      9      8.71        8.46     1.40%       2.20%       83    14.91%      14.17%       1.81%
     December 31, 2009 .............      9      7.58        7.41     1.40%       2.20%       66    27.61%      26.45%       1.26%
  ClearBridge Equity Income Portfolio
     December 31, 2013 .............     12     12.81       12.14     1.40%       2.20%      149    24.25%      23.25%       1.38%
     December 31, 2012 .............     17     10.31        9.85     1.40%       2.20%      174    12.55%      11.68%       3.22%
     December 31, 2011 .............     16      9.16        8.82     1.40%       2.20%      145     6.39%       5.50%       4.62%
     December 31, 2010 .............      3      8.61        8.36     1.40%       2.20%       24    10.81%       9.86%       4.10%
     December 31, 2009 .............      3      7.77        7.61     1.40%       2.20%       24    21.03%      20.22%       3.29%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (CONTINUED)
  ClearBridge Large Cap Growth Portfolio
     December 31, 2013 .............     19  $  14.74  $    13.97      1.40%       2.20% $   281    35.98%      34.85%       0.62%
     December 31, 2012 .............     19     10.84       10.36      1.40%       2.20%     203    18.60%      17.73%       0.85%
     December 31, 2011 .............     14      9.14        8.80      1.40%       2.20%     124    -2.04%      -2.87%       0.41%
     December 31, 2010 .............     13      9.33        9.06      1.40%       2.20%     120     8.36%       7.47%       0.09%
     December 31, 2009 .............     21      8.61        8.43      1.40%       2.20%     180    40.46%      39.34%       0.24%
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond Portfolio
     December 31, 2013 .............      6     16.50       15.39      1.40%       2.20%     107     4.83%       3.99%       5.85%
     December 31, 2012 .............      7     15.74       14.80      1.40%       2.20%     111    16.68%      15.72%       6.95%
     December 31, 2011 .............      9     13.49       12.79      1.40%       2.20%     120     0.30%      -0.47%       4.45%
     December 31, 2010 .............     32     13.45       12.85      1.40%       2.20%     430    13.31%      12.42%      14.68%
     December 31, 2009 .............     12     11.87       11.43      1.40%       2.20%     145    53.36%      52.20%      11.81%
  Western Asset Strategic Bond Portfolio
     December 31, 2013 .............     58     13.21       12.23      1.40%       2.20%     764    -2.58%      -3.32%       2.10%
     December 31, 2012 .............     54     13.56       12.65      1.40%       2.20%     734     6.27%       5.42%       2.95%
     December 31, 2011 .............     75     12.76       12.00      1.40%       2.20%     958     5.37%       4.53%       4.25%
     December 31, 2010 .............     59     12.11       11.48      1.40%       2.20%     717    10.29%       9.44%       2.72%
     December 31, 2009 .............     35     10.98       10.49      1.40%       2.20%     414    20.13%      19.20%       3.65%
LORD ABBETT SERIES FUND, INC.:
  Calibrated Dividend Growth Portfolio
     December 31, 2013 .............     11     22.86       17.96      1.40%       2.20%     241    26.16%      25.16%       1.69%
     December 31, 2012 .............     11     18.12       14.35      1.40%       2.20%     204    10.89%       9.96%       2.91%
     December 31, 2011 .............     13     16.34       13.05      1.40%       2.20%     212    -1.21%      -1.95%       2.49%
     December 31, 2010 .............     18     16.54       13.31      1.40%       2.20%     299    13.21%      12.32%       2.62%
     December 31, 2009 .............     32     14.61       11.85      1.40%       2.20%     474    21.65%      20.67%       2.56%
  Growth and Income Portfolio
     December 31, 2013 .............    212     21.25       15.03      1.40%       2.20%   4,496    33.98%      33.01%       0.56%
     December 31, 2012 .............    235     15.86       11.30      1.40%       2.20%   3,731    10.52%       9.60%       0.96%
     December 31, 2011 .............    266     14.35       10.31      1.40%       2.20%   3,822    -7.36%      -8.11%       0.70%
     December 31, 2010 .............    299     15.49       11.22      1.40%       2.20%   4,642    15.77%      14.84%       0.53%
     December 31, 2009 .............    354     13.38        9.77      1.40%       2.20%   4,745    17.27%      16.31%       0.95%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Portfolio
     December 31, 2013 .............     84     17.62       16.60      1.40%       2.20%   1,482    29.37%      28.28%       1.13%
     December 31, 2012 .............     97     13.62       12.94      1.40%       2.20%   1,315    14.94%      14.01%       0.39%
     December 31, 2011 .............    122     11.85       11.35      1.40%       2.20%   1,447   -12.61%     -13.23%       0.00%
     December 31, 2010 .............    154     13.56       13.08      1.40%       2.20%   2,093    14.14%      13.15%       0.64%
     December 31, 2009 .............    172     11.88       11.56      1.40%       2.20%   2,043    53.89%      52.71%       2.45%
  Mid Cap Growth Portfolio
     December 31, 2013 .............     23     17.64       21.74      1.40%       2.20%     397    30.76%      29.71%       0.00%
     December 31, 2012 .............     23     13.49       16.76      1.40%       2.20%     313    10.85%       9.97%       0.59%
     December 31, 2011 .............     44     12.17       15.24      1.40%       2.20%     538    -0.98%      -1.74%       0.00%
     December 31, 2010 .............     28     12.29       15.51      1.40%       2.20%     338    27.36%      26.30%       0.00%
     December 31, 2009 .............     30      9.65       12.28      1.40%       2.20%     288    29.70%      28.72%       0.00%
  Mid Cap Intrinsic Portfolio
     December 31, 2013 .............     45     26.45       19.19      1.40%       2.20%   1,200    35.16%      34.01%       1.23%
     December 31, 2012 .............     45     19.57       14.32      1.40%       2.20%     875    13.91%      13.02%       0.00%
     December 31, 2011 .............     50     17.18       12.67      1.40%       2.20%     862    -7.78%      -8.52%       0.60%
     December 31, 2010 .............     55     18.63       13.85      1.40%       2.20%   1,022    24.45%      23.44%       0.74%
     December 31, 2009 .............     58     14.97       11.22      1.40%       2.20%     863    44.50%      43.30%       1.85%
  Short Duration Bond Portfolio
     December 31, 2013 .............    124     12.83        9.79      1.40%       2.20%   1,594    -0.77%      -1.51%       2.26%
     December 31, 2012 .............    130     12.93        9.94      1.40%       2.20%   1,686     3.11%       2.26%       2.95%
     December 31, 2011 .............    180     12.54        9.72      1.40%       2.20%   2,262    -1.10%      -1.82%       4.02%
     December 31, 2010 .............    184     12.68        9.90      1.40%       2.20%   2,332     3.85%       2.91%       4.72%
     December 31, 2009 .............    186     12.21        9.62      1.40%       2.20%   2,271    11.71%      10.96%       7.92%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (CONTINUED)
  Small Cap Growth Portfolio
     December 31, 2013 .............     15  $  18.53  $    13.88      1.40%       2.20% $   274    43.87%      42.65%       0.00%
     December 31, 2012 .............      4     12.88        9.73      1.40%       2.20%      56     7.24%       6.46%       0.00%
     December 31, 2011 .............     14     12.01        9.14      1.40%       2.20%     169    -2.44%      -3.18%       0.00%
     December 31, 2010 .............      8     12.31        9.44      1.40%       2.20%      94    18.02%      16.98%       0.00%
     December 31, 2009 .............      9     10.43        8.07      1.40%       2.20%      91    21.00%      20.09%       0.00%
  Socially Responsive Portfolio
     December 31, 2013 .............      3     18.84       17.44      1.40%       2.20%      53    35.73%      34.67%       0.71%
     December 31, 2012 .............      2     13.88       12.95      1.40%       2.20%      32     9.38%       8.55%       0.24%
     December 31, 2011 .............      2     12.69       11.93      1.40%       2.20%      28    -4.44%      -5.24%       0.11%
     December 31, 2010 .............      5     13.28       12.59      1.40%       2.20%      64    21.17%      20.25%       0.04%
     December 31, 2009 .............      4     10.96       10.47      1.40%       2.20%      47    29.55%      28.62%       1.90%
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced Portfolio
     December 31, 2013 .............    365     13.22       12.53      1.40%       2.20%   4,829    18.14%      17.21%       0.81%
     December 31, 2012 .............    395     11.19       10.69      1.40%       2.20%   4,420     9.06%       8.09%       1.19%
     December 31, 2011 .............    459     10.26        9.89      1.40%       2.20%   4,714     4.48%       3.78%       1.26%
     December 31, 2010 .............    538      9.82        9.53      1.40%       2.20%   5,285    10.21%       9.29%       1.37%
     December 31, 2009 .............    726      8.91        8.72      1.40%       2.20%   6,472    20.08%      19.13%       1.76%
  JNF Equity Portfolio
     December 31, 2013 .............    346     12.92       12.25      1.40%       2.20%   4,478    34.30%      33.15%       0.88%
     December 31, 2012 .............    399      9.62        9.20      1.40%       2.20%   3,843    15.07%      14.29%       0.47%
     December 31, 2011 .............    451      8.36        8.05      1.40%       2.20%   3,771    -0.36%      -1.23%       0.76%
     December 31, 2010 .............    502      8.39        8.15      1.40%       2.20%   4,212    24.30%      23.30%       0.75%
     December 31, 2009 .............    602      6.75        6.61      1.40%       2.20%   4,066    33.14%      32.20%       0.98%
PIMCO VARIABLE INSURANCE TRUST:
  All Asset Portfolio
     December 31, 2013 .............     62     13.86       13.04      1.40%       2.20%     855    -1.14%      -1.88%       4.51%
     December 31, 2012 .............     66     14.02       13.29      1.40%       2.20%     926    13.34%      12.44%       5.43%
     December 31, 2011 .............     57     12.37       11.82      1.40%       2.20%     701     0.57%      -0.25%       7.38%
     December 31, 2010 .............     39     12.30       11.85      1.40%       2.20%     478    11.51%      10.64%       6.96%
     December 31, 2009 .............     85     11.03       10.71      1.40%       2.20%     940    19.89%      18.87%       9.36%
  CommodityRealReturn Strategy Portfolio
     December 31, 2013 .............      8      8.75        8.23      1.40%       2.20%      67   -15.87%     -16.53%       1.83%
     December 31, 2012 .............     12     10.40        9.86      1.40%       2.20%     126     3.90%       3.03%       2.72%
     December 31, 2011 .............     15     10.01        9.57      1.40%       2.20%     151    -8.83%      -9.55%      14.02%
     December 31, 2010 .............     16     10.98       10.58      1.40%       2.20%     178    22.82%      21.89%      15.02%
     December 31, 2009 .............     22      8.94        8.68      1.40%       2.20%     195    39.47%      38.44%       6.56%
  Emerging Markets Bond Portfolio
     December 31, 2013 .............      2     15.01       14.11      1.40%       2.20%      26    -8.25%      -9.03%       5.01%
     December 31, 2012 .............      4     16.36       15.51      1.40%       2.20%      65    16.28%      15.32%       4.93%
     December 31, 2011 .............      4     14.07       13.45      1.40%       2.20%      57     4.84%       4.02%       5.35%
     December 31, 2010 .............     14     13.42       12.93      1.40%       2.20%     184    10.54%       9.67%       4.73%
     December 31, 2009 .............      9     12.14       11.79      1.40%       2.20%     106    28.74%      27.74%       5.77%
  Foreign Bond US Dollar-Hedged Portfolio
     December 31, 2013 .............      2     14.00       13.16      1.40%       2.20%      21    -0.85%      -1.72%       1.87%
     December 31, 2012 .............      2     14.12       13.39      1.40%       2.20%      33     9.29%       8.42%       2.27%
     December 31, 2011 .............      3     12.92       12.35      1.40%       2.20%      32     5.30%       4.48%       2.13%
     December 31, 2010 .............      6     12.27       11.82      1.40%       2.20%      71     6.97%       6.10%       1.86%
     December 31, 2009 .............      3     11.47       11.14      1.40%       2.20%      38    14.02%      13.10%       3.40%
  Global Bond Unhedged Portfolio
     December 31, 2013 .............     33     13.76       12.94      1.40%       2.20%     455    -9.77%     -10.45%       1.11%
     December 31, 2012 .............     52     15.25       14.45      1.40%       2.20%     796     5.46%       4.56%       1.64%
     December 31, 2011 .............     54     14.46       13.82      1.40%       2.20%     776     6.09%       5.26%       2.54%
     December 31, 2010 .............     35     13.63       13.13      1.40%       2.20%     479    10.10%       9.23%       2.73%
     December 31, 2009 .............     39     12.38       12.02      1.40%       2.20%     485    15.16%      14.26%       3.15%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
  High Yield Portfolio
     December 31, 2013 .............      4  $  15.15  $    14.25      1.40%       2.20% $    58     4.27%       3.41%       5.46%
     December 31, 2012 .............      5     14.53       13.78      1.40%       2.20%      77    12.72%      11.85%       5.79%
     December 31, 2011 .............      6     12.89       12.32      1.40%       2.20%      73     1.90%       1.07%       6.94%
     December 31, 2010 .............     28     12.65       12.19      1.40%       2.20%     356    12.85%      11.94%       7.18%
     December 31, 2009 .............      8     11.21       10.89      1.40%       2.20%      91    38.22%      37.33%       8.78%
  Real Return Portfolio
     December 31, 2013 .............    135     14.85       13.10      1.40%       2.20%   2,000   -10.49%     -11.19%       1.39%
     December 31, 2012 .............    199     16.59       14.75      1.40%       2.20%   3,299     7.24%       6.34%       1.08%
     December 31, 2011 .............    218     15.47       13.87      1.40%       2.20%   3,368    10.11%       9.30%       2.02%
     December 31, 2010 .............    193     14.05       12.69      1.40%       2.20%   2,709     6.60%       5.75%       1.45%
     December 31, 2009 .............    186     13.18       12.00      1.40%       2.20%   2,452    16.74%      15.72%       3.19%
  Short-Term Portfolio
     December 31, 2013 .............    102     11.24       10.40      1.40%       2.20%   1,141    -0.79%      -1.61%       0.75%
     December 31, 2012 .............     66     11.33       10.57      1.40%       2.20%     752     1.34%       0.57%       0.89%
     December 31, 2011 .............     66     11.18       10.51      1.40%       2.20%     737    -0.89%      -1.68%       0.95%
     December 31, 2010 .............     67     11.28       10.69      1.40%       2.20%     755     0.71%      -0.19%       0.84%
     December 31, 2009 .............     51     11.20       10.71      1.40%       2.20%     572     6.26%       5.52%       2.15%
  Total Return Portfolio
     December 31, 2013 .............    258     15.34       14.12      1.40%       2.20%   3,962    -3.28%      -4.14%       2.18%
     December 31, 2012 .............    354     15.86       14.73      1.40%       2.20%   5,618     8.04%       7.21%       2.57%
     December 31, 2011 .............    292     14.68       13.74      1.40%       2.20%   4,282     2.16%       1.33%       2.63%
     December 31, 2010 .............    354     14.37       13.56      1.40%       2.20%   5,091     6.60%       5.77%       2.41%
     December 31, 2009 .............    450     13.48       12.82      1.40%       2.20%   6,067    12.43%      11.58%       5.20%
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income Portfolio
     December 31, 2013 .............     73     16.89       17.78      1.40%       2.20%   1,227    26.99%      26.10%       2.32%
     December 31, 2012 .............     74     13.30       14.10      1.40%       2.20%     985     8.48%       7.55%       3.44%
     December 31, 2011 .............    119     12.26       13.11      1.40%       2.20%   1,461     4.25%       3.47%       2.11%
     December 31, 2010 .............     84     11.76       12.67      1.40%       2.20%     990    17.60%      16.67%       2.05%
     December 31, 2009 .............    101     10.00       10.86      1.40%       2.20%   1,013    12.36%      11.38%       2.98%
  Fund Portfolio
     December 31, 2013 .............     21     14.01       15.72      1.40%       2.20%     289    31.18%      30.13%       1.03%
     December 31, 2012 .............     21     10.68       12.08      1.40%       2.20%     225     8.32%       7.57%       1.29%
     December 31, 2011 .............     20      9.86       11.23      1.40%       2.20%     197    -5.83%      -6.65%       1.22%
     December 31, 2010 .............     21     10.47       12.03      1.40%       2.20%     224    14.18%      13.17%       1.03%
     December 31, 2009 .............     34      9.17       10.63      1.40%       2.20%     308    23.09%      22.18%       1.48%
  High Yield Portfolio
     December 31, 2013 .............     21     16.39       15.29      1.40%       2.20%     345    10.22%       9.37%       5.00%
     December 31, 2012 .............     27     14.87       13.98      1.40%       2.20%     400    14.12%      13.20%       5.25%
     December 31, 2011 .............     28     13.03       12.35      1.40%       2.20%     362    -3.41%      -4.19%       5.04%
     December 31, 2010 .............     82     13.49       12.89      1.40%       2.20%   1,103    15.99%      15.09%       5.25%
     December 31, 2009 .............     41     11.63       11.20      1.40%       2.20%     478    57.80%      56.64%       8.24%
  Mid Cap Value Portfolio
     December 31, 2013 .............     10     15.62       14.58      1.40%       2.20%     157    30.93%      29.95%       0.64%
     December 31, 2012 .............      8     11.93       11.22      1.40%       2.20%      97     9.25%       8.41%       0.87%
     December 31, 2011 .............      8     10.92       10.35      1.40%       2.20%      91    -7.14%      -7.92%       0.67%
     December 31, 2010 .............      7     11.76       11.24      1.40%       2.20%      77    16.21%      15.28%       0.94%
     December 31, 2009 .............      7     10.12        9.75      1.40%       2.20%      74    23.57%      22.64%       0.49%
ROYCE CAPITAL FUND:
  Micro-Cap Portfolio
     December 31, 2013 .............     32     27.36       17.40      1.40%       2.20%     885    19.32%      18.37%       0.50%
     December 31, 2012 .............     38     22.93       14.70      1.40%       2.20%     876     6.11%       5.23%       0.00%
     December 31, 2011 .............     37     21.61       13.97      1.40%       2.20%     809   -13.35%     -14.03%       2.19%
     December 31, 2010 .............     47     24.94       16.25      1.40%       2.20%   1,164    28.16%      27.15%       1.98%
     December 31, 2009 .............     42     19.46       12.78      1.40%       2.20%     826    55.93%      54.53%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================================

                                             STANDARD   STD WITH   STANDARD   STD WITH           STANDARD   STD WITH
                                             CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS  --------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000s)      UNIT VALUE          EXPENSE RATIO      (000s)      TOTAL RETURN        RATIO
----------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND: (CONTINUED)
  Small-Cap Portfolio
     December 31, 2013 .............     45  $  32.32  $    21.78      1.40%       2.20% $ 1,469    32.89%      31.84%       1.10%
     December 31, 2012 .............     50     24.32       16.52      1.40%       2.20%   1,203    10.90%      10.06%       0.11%
     December 31, 2011 .............     54     21.93       15.01      1.40%       2.20%   1,192    -4.61%      -5.42%       0.31%
     December 31, 2010 .............     71     22.99       15.87      1.40%       2.20%   1,628    18.87%      17.90%       0.10%
     December 31, 2009 .............     88     19.34       13.46      1.40%       2.20%   1,694    33.29%      32.22%       0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
  Value Portfolio
     December 31, 2013 .............     50     20.15       13.86      1.40%       2.20%   1,013    17.29%      16.37%       3.07%
     December 31, 2012 .............     61     17.18       11.91      1.40%       2.20%   1,048    25.58%      24.58%       0.85%
     December 31, 2011 .............     62     13.68        9.56      1.40%       2.20%     851   -22.40%     -23.03%       1.66%
     December 31, 2010 .............     73     17.63       12.42      1.40%       2.20%   1,282    12.51%      11.59%       3.77%
     December 31, 2009 .............     86     15.67       11.13      1.40%       2.20%   1,343    43.24%      42.15%       0.00%
VAN ECK VIP INSURANCE TRUST:
  Emerging Markets Fund
     December 31, 2013 .............     91     30.64       27.81      1.40%       2.20%   2,813    10.45%       9.57%       1.55%
     December 31, 2012 .............    102     27.74       25.38      1.40%       2.20%   2,821    28.01%      26.96%       0.00%
     December 31, 2011 .............    130     21.67       19.99      1.40%       2.20%   2,812   -26.79%     -27.36%       1.19%
     December 31, 2010 .............    188     29.60       27.52      1.40%       2.20%   5,555    25.11%      24.13%       0.66%
     December 31, 2009 .............    254     23.66       22.17      1.40%       2.20%   6,000   110.12%     108.56%       0.15%
  Global Hard Assets Fund
     December 31, 2013 .............     34     34.68       30.13      1.40%       2.20%   1,183     8.99%       8.15%       0.71%
     December 31, 2012 .............     37     31.82       27.86      1.40%       2.20%   1,192     1.95%       1.13%       0.61%
     December 31, 2011 .............     46     31.21       27.55      1.40%       2.20%   1,427   -17.63%     -18.27%       1.21%
     December 31, 2010 .............     57     37.89       33.71      1.40%       2.20%   2,162    27.45%      26.44%       0.38%
     December 31, 2009 .............     69     29.73       26.66      1.40%       2.20%   2,056    55.33%      54.10%       0.25%
  Multi-Manager Alternatives Fund
     December 31, 2013 .............     37     10.53        9.74      1.40%       2.20%     387     3.54%       2.74%       0.00%
     December 31, 2012 .............     34     10.17        9.48      1.40%       2.20%     340    -0.10%      -0.84%       0.00%
     December 31, 2011 .............     30     10.18        9.56      1.40%       2.20%     307    -3.60%      -4.40%       0.97%
     December 31, 2010 .............     29     10.56       10.00      1.40%       2.20%     310     3.53%       2.67%       0.00%
     December 31, 2009 .............     40     10.20        9.74      1.40%       2.20%     408    12.33%      11.44%       0.15%
  Unconstrained Emerging Markets Bond Fund
     December 31, 2013 .............     43     17.09       12.36      1.40%       2.20%     733   -10.43%     -11.14%       2.36%
     December 31, 2012 .............     50     19.08       13.91      1.40%       2.20%     959     4.09%       3.27%       2.37%
     December 31, 2011 .............     67     18.33       13.47      1.40%       2.20%   1,221     6.63%       5.81%       7.70%
     December 31, 2010 .............     74     17.19       12.73      1.40%       2.20%   1,263     4.69%       3.92%       3.66%
     December 31, 2009 .............     88     16.42       12.25      1.40%       2.20%   1,449     4.52%       3.64%       4.42%
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery Fund
     December 31, 2013 .............    228     25.61       23.88      1.40%       2.20%   5,848    41.81%      40.64%       0.01%
     December 31, 2012 .............    233     18.06       16.98      1.40%       2.20%   4,204    16.07%      15.20%       0.00%
     December 31, 2011 .............    260     15.56       14.74      1.40%       2.20%   4,047    -0.95%      -1.80%       0.00%
     December 31, 2010 .............    354     15.71       15.01      1.40%       2.20%   5,562    33.70%      32.60%       0.00%
     December 31, 2009 .............    319     11.75       11.32      1.40%       2.20%   3,755    38.24%      37.21%       0.00%
  Opportunity Fund
     December 31, 2013 .............    107     29.20       19.66      1.40%       2.20%   3,137    28.86%      27.83%       0.19%
     December 31, 2012 .............    131     22.66       15.38      1.40%       2.20%   2,964    13.87%      13.01%       0.10%
     December 31, 2011 .............    149     19.90       13.61      1.40%       2.20%   2,970    -6.79%      -7.54%       0.14%
     December 31, 2010 .............    193     21.35       14.72      1.40%       2.20%   4,125    22.00%      21.05%       0.76%
     December 31, 2009 .............    200     17.50       12.16      1.40%       2.20%   3,506    45.71%      44.42%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

  The change in units outstanding for the year ended December 31, 2013 was as follows:

                                                                 NUMBER                              NUMBER
                                                                OF UNITS                            OF UNITS
                                                                BEGINNING     UNITS       UNITS        END
FUND DESCRIPTION                                       NOTES*    OF YEAR    PURCHASED   REDEEMED     OF YEAR
--------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation .............................            309,877.5    11,144.4   (46,635.5)  274,386.4
  Large Cap Growth .................................            271,341.0     9,050.8   (45,597.9)  234,793.9
  Mid Cap Growth ...................................            197,868.8     4,438.1   (32,599.6)  169,707.3
  Small Cap Growth .................................            100,924.7       704.5    (8,339.3)   93,289.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ................................             43,053.9    18,860.2   (17,033.3)   44,880.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced .........................................            100,688.9    46,887.5   (13,566.4)  134,010.0
  Income & Growth ..................................            173,099.4    20,192.0   (46,690.1)  146,601.3
  Inflation Protection .............................             47,295.9    14,106.2   (29,188.4)   32,213.7
  International ....................................             82,467.1    13,860.4   (15,292.8)   81,034.7
  Value ............................................            189,397.8    11,981.4   (30,478.0)  170,901.2
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology ...................            207,945.4     5,197.2   (19,086.5)  194,056.1
DREYFUS INVESTMENT PORTFOLIO:
  Small Cap Stock Index ............................             15,590.3     9,122.2    (2,960.6)   21,751.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..........            125,278.1     2,851.8   (14,711.7)  113,418.2
DREYFUS STOCK INDEX FUND: ..........................            523,785.4    39,949.5  (100,190.0)  463,544.9
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ..............................             94,601.7     2,837.3   (10,066.7)   87,372.3
FEDERATED INSURANCE SERIES:
  High Income Bond II ..............................             76,866.6     2,115.2   (11,015.0)   67,966.8
  Managed Volatility II ............................             83,014.3    36,791.9   (45,164.5)   74,641.7
GUGGENHEIM VARIABLE INSURANCE FUNDS:
  CLS AdvisorOne Amerigo ...........................             17,073.2     1,707.9    (2,124.6)   16,656.5
  CLS AdvisorOne Clermont ..........................              6,848.3    27,257.3    (1,457.3)   32,648.3
  Long Short Equity ................................        a     9,394.3        15.2    (3,370.2)    6,039.3
  Rydex Banking ....................................             18,209.8    16,488.3   (22,383.8)   12,314.3
  Rydex Basic Materials ............................             14,115.2     6,015.3   (10,342.2)    9,788.3
  Rydex Biotechnology ..............................             50,513.3    51,376.4   (43,767.9)   58,121.8
  Rydex Consumer Products ..........................              7,929.3    29,391.3   (18,271.4)   19,049.2
  Rydex Dow 2X Strategy ............................             15,990.0          --    (7,359.6)    8,630.4
  Rydex Electronics ................................                381.0    14,257.8    (7,497.6)    7,141.2
  Rydex Energy .....................................             33,332.4     5,729.2   (11,152.6)   27,909.0
  Rydex Energy Services ............................             22,127.9    11,743.2   (16,350.0)   17,521.1
  Rydex Europe 1.25X Strategy ......................              5,229.1    18,320.8   (19,756.4)    3,793.5
  Rydex Financial Services .........................             31,379.8    58,515.1   (48,365.8)   41,529.1
  Rydex Government Long Bond 1.2X Strategy .........             14,690.7    10,776.8   (14,502.8)   10,964.7
  Rydex Health Care ................................             22,201.6    10,877.9   (14,489.9)   18,589.6
  Rydex Internet ...................................              4,283.2     8,093.2    (6,774.2)    5,602.2
  Rydex Inverse Dow 2X Strategy ....................             38,608.1          --      (710.3)   37,897.8
  Rydex Inverse Government Long Bond Strategy ......                 56.1          --        (1.5)       54.6
  Rydex Inverse NASDAQ-100(R) Strategy .............              1,637.3          --          --     1,637.3
  Rydex Inverse Russell 2000(R) Strategy ...........                714.9          --      (665.6)       49.3
  Rydex Inverse S&P 500 Strategy ...................             53,372.2    86,575.0   (98,624.0)   41,323.2
  Rydex Japan 2X Strategy ..........................              4,763.6    15,108.6   (13,423.0)    6,449.2
  Rydex Leisure ....................................              4,972.3     6,003.6    (3,208.2)    7,767.7
  Rydex Mid Cap 1.5X Strategy ......................              9,921.9    34,574.0   (29,455.4)   15,040.5
  Rydex NASDAQ-100(r) ..............................             59,658.9    23,351.3   (34,859.2)   48,151.0
  Rydex NASDAQ-100(r) 2X Strategy ..................             33,909.0    16,056.0   (19,528.2)   30,436.8
  Rydex Nova .......................................             64,875.3    20,391.6   (19,410.3)   65,856.6
  Rydex Precious Metals ............................             42,485.5    17,812.3   (28,073.3)   32,224.5
  Rydex Real Estate ................................             19,830.4    34,079.2   (42,684.4)   11,225.2
  Rydex Retailing ..................................             11,221.2     8,418.1   (14,584.5)    5,054.8
  Rydex Russell 2000(R) 1.5X Strategy ..............              8,436.0    14,563.4   (18,801.6)    4,197.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

==================================================================================================================

                                                                  NUMBER                                 NUMBER
                                                                 OF UNITS                               OF UNITS
                                                                 BEGINNING      UNITS       UNITS          END
FUND DESCRIPTION                                       NOTES*     OF YEAR     PURCHASED    REDEEMED      OF YEAR
------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED)
  Rydex S&P 500 2X Strategy ........................               17,843.9   161,157.5   (122,360.0)     56,641.4
  Rydex S&P 500 Pure Growth ........................               33,074.3    25,864.5    (20,933.5)     38,005.3
  Rydex S&P 500 Pure Value .........................               21,490.0    36,584.9    (20,718.9)     37,356.0
  Rydex S&P MidCap 400 Pure Growth .................               17,518.2    14,363.9    (13,861.6)     18,020.5
  Rydex S&P MidCap 400 Pure Value ..................               21,754.3    26,457.6    (27,301.4)     20,910.5
  Rydex S&P SmallCap 600 Pure Growth ...............                8,176.7    14,619.4    (10,440.5)     12,355.6
  Rydex S&P SmallCap 600 Pure Value ................               22,800.3    16,918.0    (20,985.8)     18,732.5
  Rydex Technology .................................               12,696.4     9,803.9     (3,727.2)     18,773.1
  Rydex Telecommunications .........................               11,537.6     6,086.7    (10,602.2)      7,022.1
  Rydex Transportation .............................                4,185.7    14,395.7     (1,504.7)     17,076.7
  Rydex U.S. Government Money Market ...............               94,886.4       578.7    (16,011.1)     79,454.0
  Rydex Utilities ..................................               28,796.2    50,117.4    (55,944.0)     22,969.6
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity ......................................               66,109.1     6,729.0    (13,077.2)     59,760.9
  Diversified Dividend .............................               16,658.1    42,062.9    (31,890.8)     26,830.2
  Global Health Care ...............................               44,150.1     6,045.4    (12,559.0)     37,636.5
  Global Real Estate ...............................               45,353.1     4,478.8     (8,880.2)     40,951.7
  High Yield .......................................              168,002.0    39,580.4   (109,606.4)     97,976.0
  Mid Cap Core Equity ..............................               13,199.3     2,251.6       (542.4)     14,908.5
  Money Market .....................................            1,284,559.9   578,878.4   (828,996.4)  1,034,441.9
  Technology .......................................               18,585.3       959.8     (6,023.8)     13,521.3
  Value Opportunities ..............................        b      37,725.5     5,085.3     (5,215.5)     37,595.3
JANUS ASPEN SERIES:
  Enterprise .......................................              341,844.9    18,719.3    (52,999.9)    307,564.3
  Global Research ..................................        c     370,676.9    11,483.8    (45,300.7)    336,860.0
  Janus ............................................              469,443.0    19,101.2    (61,303.1)    427,241.1
  Overseas .........................................               47,205.8     5,905.6    (12,405.2)     40,706.2
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity ..........................               50,299.8     5,118.0    (26,516.8)     28,901.0
  International Equity .............................               32,190.8     9,134.4    (15,100.2)     26,225.0
  US Small-Mid Cap Equity ..........................               65,079.3     1,108.6     (9,982.2)     56,205.7
  US Strategic Equity ..............................               38,194.6    10,522.7    (12,728.5)     35,988.8
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I ..................               14,014.3    32,211.6    (21,867.9)     24,358.0
  ClearBridge All Cap Value I ......................        d       7,674.3     5,146.1     (2,989.8)      9,830.6
  ClearBridge Equity Income I ......................        e      16,908.3     9,820.5    (15,130.2)     11,598.6
  ClearBridge Large Cap Growth I ...................               18,694.2     8,429.5     (8,046.1)     19,077.6
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond .............                7,077.8          --       (612.9)      6,464.9
  Western Asset Strategic Bond .....................               54,161.8    39,108.2    (35,424.7)     57,845.3
LORD ABBETT SERIES FUND:
  Calibrated Dividend ..............................        f      11,242.6       337.6     (1,050.7)     10,529.5
  Growth and Income ................................              235,193.9    10,620.4    (34,308.0)    211,506.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value ..................................               96,551.3     1,652.2    (14,050.1)     84,153.4
  Mid Cap Growth ...................................               23,214.0     6,761.0     (7,466.7)     22,508.3
  Mid Cap Intrinsic Value ..........................               44,700.1     3,031.2     (2,358.2)     45,373.1
  Short Duration Bond ..............................              130,394.1    25,513.3    (31,697.0)    124,210.4
  Small-Cap Growth .................................                4,309.0    12,578.8     (2,110.2)     14,777.6
  Socially Responsive ..............................                2,309.6       944.5       (425.8)      2,828.3
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced .....................................              394,987.3    24,980.9    (54,744.4)    365,223.8
  JNF Equity .......................................              399,298.1    23,824.9    (76,664.9)    346,458.1
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ........................................               66,053.9    23,754.5    (28,122.6)     61,685.8
  CommodityRealReturn Strategy .....................               12,132.2          --     (4,475.5)      7,656.7
  Emerging Markets Bond ............................                3,971.3          --     (2,216.6)      1,754.7
  Foreign Bond US Dollar-Hedged ....................                2,355.8          --       (835.7)      1,520.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

=======================================================================================================================

                                                                  NUMBER                                     NUMBER
                                                                 OF UNITS                                   OF UNITS
                                                                 BEGINNING       UNITS         UNITS           END
FUND DESCRIPTION                                       NOTES*     OF YEAR      PURCHASED      REDEEMED       OF YEAR
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
  Global Bond Unhedged .............................               52,226.8       6,863.1      (25,991.2)     33,098.7
  High Yield .......................................                5,267.9            --       (1,421.6)      3,846.3
  Real Return ......................................              198,910.0      18,371.2      (82,533.8)    134,747.4
  Short-Term .......................................               66,404.8      43,454.0       (8,295.5)    101,563.3
  Total Return .....................................              354,140.0      37,457.2     (133,249.5)    258,347.7
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income ....................................               74,024.8       9,568.7      (11,009.6)     72,583.9
  Fund .............................................               21,069.1          68.0         (500.3)     20,636.8
  High Yield .......................................               26,902.3            --       (5,845.3)     21,057.0
  Mid Cap Value ....................................                8,145.9       7,646.3       (5,722.0)     10,070.2
ROYCE CAPITAL FUND:
  Micro-Cap ........................................               38,230.4       2,947.6       (9,113.4)     32,064.6
  Small-Cap ........................................               49,509.3       3,448.2       (7,798.4)     45,159.1
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ............................................               61,015.8      16,298.7      (27,052.5)     50,262.0
VAN ECK VIP TRUST:
  Emerging Markets .................................              101,678.9       1,807.9      (12,105.5)     91,381.3
  Global Hard Assets ...............................               37,470.3       3,055.6       (6,428.8)     34,097.1
  Multi-Manager Alternatives .......................               33,572.9       7,875.9       (4,559.4)     36,889.4
  Unconstrained Emerging Markets Bond ..............        g      50,352.1       3,143.2      (10,554.1)     42,941.2
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ........................................              232,658.4      26,440.1      (30,755.3)    228,343.2
  Opportunity ......................................              130,651.2       8,327.8      (31,562.6)    107,416.4
-----------------------------------------------------------------------------------------------------------------------
                    TOTALS                                      9,762,770.9   2,367,191.5   (3,397,228.1)  8,732,734.3
=======================================================================================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2012 was as follows:

                                                                   NUMBER                                     NUMBER
                                                                  OF UNITS                                   OF UNITS
                                                                  BEGINNING       UNITS         UNITS           END
FUND DESCRIPTION                                       NOTES*      OF YEAR      PURCHASED      REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
  Capital Appreciation .............................               336,522.6      17,181.9      (43,827.0)    309,877.5
  Large Cap Growth .................................               318,333.5      17,242.3      (64,234.8)    271,341.0
  Mid Cap Growth ...................................               226,125.6      10,930.3      (39,187.1)    197,868.8
  Small Cap Growth .................................               122,418.3       4,834.3      (26,327.9)    100,924.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
  Growth and Income ................................                23,857.2      28,173.3       (8,976.6)     43,053.9
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
  Balanced .........................................                65,075.8      52,778.4      (17,165.3)    100,688.9
  Income & Growth ..................................               169,676.5      43,006.4      (39,583.5)    173,099.4
  Inflation Protection .............................                81,907.2      16,836.8      (51,448.1)     47,295.9
  International ....................................                91,646.3       8,989.2      (18,168.4)     82,467.1
  Value ............................................               221,737.3       9,879.1      (42,218.6)    189,397.8
COLUMBIA FUNDS VARIABLE SERIES TRUST:
  CVP Seligman Global Technology ...................               222,786.2       4,593.8      (19,434.6)    207,945.4
DREYFUS INVESTMENT PORTFOLIO:
  Small Cap Stock Index ............................                13,987.8       8,218.6       (6,616.1)     15,590.3
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..........               148,530.2       1,666.0      (24,918.1)    125,278.1
DREYFUS STOCK INDEX FUND: ..........................               563,721.9      42,416.4      (82,352.9)    523,785.4
DREYFUS VARIABLE INVESTMENT FUND:
  International Value ..............................               105,372.5       6,947.9      (17,718.7)     94,601.7
FEDERATED INSURANCE SERIES:
  High Income Bond II ..............................                91,517.5       2,187.4      (16,838.3)     76,866.6
  Managed Volatility II ............................                81,932.6      16,825.4      (15,743.7)     83,014.3
GUGGENHEIM VARIABLE INSURANCE FUNDS: ...............        a
  CLS AdvisorOne Amerigo ...........................        b       18,903.1           0.5       (1,830.4)     17,073.2
  CLS AdvisorOne Clermont ..........................        b        6,860.5       1,111.9       (1,124.1)      6,848.3
  Rydex Banking ....................................        c       11,243.7      47,890.3      (40,924.2)     18,209.8
  Rydex Basic Materials ............................        c       24,331.0       9,310.5      (19,526.3)     14,115.2
  Rydex Biotechnology ..............................        c       48,034.3      82,594.2      (80,115.2)     50,513.3
  Rydex Consumer Products ..........................        c       17,990.1      10,427.1      (20,487.9)      7,929.3
  Rydex Dow 2X Strategy ............................        c       32,950.8           0.7      (16,961.5)     15,990.0
  Rydex Electronics ................................        c          401.2      42,024.9      (42,045.1)        381.0
  Rydex Energy .....................................        c       42,251.3       7,813.4      (16,732.3)     33,332.4
  Rydex Energy Services ............................        c       32,299.5      18,707.2      (28,878.8)     22,127.9
  Rydex Europe 1.25X Strategy ......................        c        4,618.2      12,721.6      (12,110.7)      5,229.1
  Rydex Financial Services .........................        c        4,912.3      43,267.0      (16,799.5)     31,379.8
  Rydex Government Long Bond 1.2X Strategy .........        c       84,277.6      40,736.3     (110,323.2)     14,690.7
  Rydex Health Care ................................        c       12,645.1      29,741.9      (20,185.4)     22,201.6
  Rydex Internet ...................................        c        4,336.8       5,102.5       (5,156.1)      4,283.2
  Rydex Inverse Dow 2X Strategy ....................        c       39,032.1            --         (424.0)     38,608.1
  Rydex Inverse Government Long Bond Strategy ......        c           57.8            --           (1.7)         56.1
  Rydex Inverse NASDAQ-100(R) Strategy .............        c        1,637.3            --             --       1,637.3
  Rydex Inverse Russell 2000(R) Strategy ...........        c          714.9            --             --         714.9
  Rydex Inverse S&P 500 Strategy ...................        c       37,552.5     118,361.4     (102,541.7)     53,372.2
  Rydex Japan 2X Strategy ..........................        c        5,308.1       2,938.9       (3,483.4)      4,763.6
  Rydex Leisure ....................................        c        3,154.5       6,448.4       (4,630.6)      4,972.3
  Rydex Mid Cap 1.5X Strategy ......................        c        8,216.0      20,792.6      (19,086.7)      9,921.9
  Rydex NASDAQ-100(R) ..............................        c       54,952.6      47,436.4      (42,730.1)     59,658.9
  Rydex NASDAQ-100(R) 2X Strategy ..................        c       35,287.2      69,425.8      (70,804.0)     33,909.0
  Rydex Nova .......................................        c       40,943.1      44,111.4      (20,179.2)     64,875.3
  Rydex Precious Metals ............................        c       59,691.8      21,005.1      (38,211.4)     42,485.5
  Rydex Real Estate ................................        c       11,909.6      41,746.5      (33,825.7)     19,830.4
  Rydex Retailing ..................................        c        3,315.8      16,958.7       (9,053.3)     11,221.2
  Rydex Russell 2000(R) 1.5X Strategy ..............        c        7,465.8      17,941.6      (16,971.4)      8,436.0
  Rydex S&P 500 2X Strategy ........................        c       45,029.2      56,603.2      (83,788.5)     17,843.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

========================================================================================================================

                                                                   NUMBER                                     NUMBER
                                                                  OF UNITS                                   OF UNITS
                                                                  BEGINNING       UNITS         UNITS           END
FUND DESCRIPTION                                       NOTES*      OF YEAR      PURCHASED      REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------
GUGGENHEIM VARIABLE INSURANCE FUNDS: (CONTINUED) ...        a
  Rydex S&P 500 Pure Growth ........................        c       34,408.1      26,109.3      (27,443.1)     33,074.3
  Rydex S&P 500 Pure Value .........................        c       20,191.6      21,855.9      (20,557.5)     21,490.0
  Rydex S&P MidCap 400 Pure Growth .................        c       15,907.5       8,321.0       (6,710.3)     17,518.2
  Rydex S&P MidCap 400 Pure Value ..................        c       20,996.5      11,509.8      (10,752.0)     21,754.3
  Rydex S&P SmallCap 600 Pure Growth ...............        c       36,844.2       6,605.8      (35,273.3)      8,176.7
  Rydex S&P SmallCap 600 Pure Value ................        c       23,801.3      47,140.0      (48,141.0)     22,800.3
  Rydex Technology .................................        c       17,173.4      18,457.9      (22,934.9)     12,696.4
  Rydex Telecommunications .........................        c        7,338.2      15,508.6      (11,309.2)     11,537.6
  Rydex Transportation .............................        c        5,307.6       4,571.8       (5,693.7)      4,185.7
  Rydex U.S. Government Money Market ...............        c      164,692.1         765.5      (70,571.2)     94,886.4
  Rydex Utilities ..................................        c       50,172.9      30,844.0      (52,220.7)     28,796.2
  Long Short Equity ................................      b,j       16,008.1           0.4       (6,614.2)      9,394.3
INVESCO VARIABLE INSURANCE FUNDS:
  Core Equity ......................................                71,874.2       4,618.0      (10,383.1)     66,109.1
  Diversified Dividend .............................        d       32,946.6      13,766.8      (30,055.3)     16,658.1
  Global Health Care ...............................                45,657.3      18,733.8      (20,241.0)     44,150.1
  Global Real Estate ...............................                47,833.1       7,910.4      (10,390.4)     45,353.1
  High Yield .......................................               165,475.6      45,141.4      (42,615.0)    168,002.0
  Mid Cap Core Equity ..............................                16,207.9       1,068.1       (4,076.7)     13,199.3
  Money Market .....................................        e             --   1,649,803.4     (365,243.5)  1,284,559.9
  Technology .......................................                19,651.6       1,929.8       (2,996.1)     18,585.3
  Value Opportunities ..............................        f       39,558.5       8,189.3      (10,022.3)     37,725.5
JANUS ASPEN SERIES:
  Enterprise .......................................               391,512.0      20,047.8      (69,714.9)    341,844.9
  Janus ............................................               546,957.1      20,345.0      (97,859.1)    469,443.0
  Overseas .........................................                64,390.1       6,034.0      (23,218.3)     47,205.8
  Global Research ..................................        k      411,280.5      32,030.4      (72,634.0)    370,676.9
LAZARD RETIREMENT SERIES:
  Emerging Markets Equity ..........................                52,978.7      19,334.4      (22,013.3)     50,299.8
  International Equity .............................                38,689.6      13,292.1      (19,790.9)     32,190.8
  US Small-Mid Cap Equity ..........................                73,267.7       2,644.9      (10,833.3)     65,079.3
  US Strategic Equity ..............................                40,954.7         485.7       (3,245.8)     38,194.6
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  ClearBridge Aggressive Growth I ..................                19,958.3      27,844.6      (33,788.6)     14,014.3
  ClearBridge Equity Income I ......................        l       15,790.8      18,181.9      (17,064.4)     16,908.3
  ClearBridge All Cap Value I ......................        m        9,978.2       1,304.0       (3,607.9)      7,674.3
  ClearBridge Large Cap Growth I ...................                13,545.8      18,480.2      (13,331.8)     18,694.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Western Asset Global High Yield Bond .............                 8,858.8            --       (1,781.0)      7,077.8
  Western Asset Strategic Bond .....................                75,065.2      30,329.6      (51,233.0)     54,161.8
LORD ABBETT SERIES FUND:
  Calibrated Dividend Growth .......................        n       12,977.9           3.0       (1,738.3)     11,242.6
  Growth and Income ................................               266,237.6       8,913.8      (39,957.5)    235,193.9
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
  Large Cap Value ..................................        g      122,098.9       2,259.1      (27,806.7)     96,551.3
  Mid Cap Growth ...................................                44,225.3       6,494.1      (27,505.4)     23,214.0
  Mid Cap Intrinsic Value ..........................        h       50,174.7         454.4       (5,929.0)     44,700.1
  Short Duration Bond ..............................               180,390.6      51,710.6     (101,707.1)    130,394.1
  Small-Cap Growth .................................                14,059.1         107.3       (9,857.4)      4,309.0
  Socially Responsive ..............................                 2,183.8         416.8         (291.0)      2,309.6
NORTHERN LIGHTS VARIABLE TRUST:
  JNF Balanced .....................................               459,346.3      27,048.5      (91,407.5)    394,987.3
  JNF Equity .......................................               451,119.8      15,965.7      (67,787.4)    399,298.1
  JNF Money Market .................................        i    1,348,774.9     212,485.9   (1,561,260.8)           --
PIMCO VARIABLE INSURANCE TRUST:
  All Asset ........................................                56,668.0      17,764.2       (8,378.3)     66,053.9
  CommodityRealReturn Strategy .....................                15,034.1            --       (2,901.9)     12,132.2

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

========================================================================================================================

                                                                   NUMBER                                     NUMBER
                                                                  OF UNITS                                   OF UNITS
                                                                  BEGINNING       UNITS         UNITS           END
FUND DESCRIPTION                                       NOTES*      OF YEAR      PURCHASED      REDEEMED       OF YEAR
------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (CONTINUED)
  Emerging Markets Bond ............................                 4,063.5            --          (92.2)      3,971.3
  Foreign Bond US Dollar-Hedged ....................                 2,510.4           4.6         (159.2)      2,355.8
  Global Bond Unhedged .............................                53,676.9      23,559.7      (25,009.8)     52,226.8
  High Yield .......................................                 5,664.1           1.9         (398.1)      5,267.9
  Real Return ......................................               217,775.6      50,202.6      (69,068.2)    198,910.0
  Short-Term .......................................                65,918.7      14,526.7      (14,040.6)     66,404.8
  Total Return .....................................               291,643.1     123,580.4      (61,083.5)    354,140.0
PIONEER VARIABLE CONTRACTS TRUST:
  Equity Income ....................................               119,087.9      10,354.3      (55,417.4)     74,024.8
  Fund .............................................                19,984.2       1,190.6         (105.7)     21,069.1
  High Yield .......................................                27,766.2            --         (863.9)     26,902.3
  Mid Cap Value ....................................                 8,327.5       1,288.5       (1,470.1)      8,145.9
ROYCE CAPITAL FUND:
  Micro-Cap ........................................                37,473.7       6,777.0       (6,020.3)     38,230.4
  Small-Cap ........................................                54,405.2       6,174.7      (11,070.6)     49,509.3
THIRD AVENUE VARIABLE SERIES TRUST:
  Value ............................................                62,203.0      12,737.1      (13,924.3)     61,015.8
VAN ECK VIP TRUST:
  Emerging Markets .................................               129,759.9       2,916.8      (30,997.8)    101,678.9
  Unconstrained Emerging Markets Bond ..............        o       66,691.3       6,274.8      (22,614.0)     50,352.1
  Global Hard Assets ...............................                45,702.1       3,501.5      (11,733.3)     37,470.3
  Multi-Manager Alternatives .......................                30,315.2       7,149.2       (3,891.5)     33,572.9
WELLS FARGO ADVANTAGE VT FUNDS:
  Discovery ........................................               260,151.3      22,411.7      (49,904.6)    232,658.4
  Opportunity ......................................               149,256.7       6,487.3      (25,092.8)    130,651.2
------------------------------------------------------------------------------------------------------------------------
                    TOTAL                                       10,876,414.1   3,903,895.9   (5,017,539.1)  9,762,770.9
========================================================================================================================

*See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
NOTES TO FINANCIAL STATEMENTS - CONTINUED

YEARS ENDED DECEMBER 31, 2013 AND 2012

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2013:

a) Guggenheim Long Short Equity was formerly Guggenheim U.S. Long Short Momentum prior to its name change effective October 30, 2013.

b) Invesco Value Opportunities was formerly Invesco Van Kampen Value Opportunities prior to its name change effective May 1, 2013.

c) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

d) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

e) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

f) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

g) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

      FOR THE PERIOD ENDING DECEMBER 31, 2012:

a) The Guggenheim Variable Insurance Funds was formerly Rydex Variable Trust prior to its name change effective May 1, 2012.

b) The following funds in the Guggenheim Variable Insurance Funds, formerly Rydex Variable Trust, removed SGI from the fund names effective March 1, 2012:

            Guggenheim CLS AdvisorOne Amerigo was formerly SGI CLS AdvisorOne Amerigo

            Guggenheim CLS AdvisorOne Clermont was formerly SGI CLS AdvisorOne Clermont

            Guggenheim U.S. Long Short Momentum was formerly SGI U.S. Long Short Momentum

c) The Guggenheim funds not mentioned in 2012 Footnote "b" above added "Rydex" as a prefix to the fund name as of May 1, 2012.

d) Invesco Diversified Dividend was formerly Invesco Dividend Growth prior to its name change May 1, 2012.

e)    For the period May 1, 2012 (inception of fund) through December 31, 2012.

f) Invesco Value Opportunities Fund was formerly Invesco Van Kampen Value Opportunities Fund prior to its name change effective May 1, 2013 and Invesco Van Kampen Value Opportunities was formerly Invesco Basic Value prior to its name change May 1, 2012.

g) Neuberger Large Cap Value was formerly Neuberger Partners prior to its name change May 1, 2012.

h) Neuberger Mid Cap Intrinsic Value was formerly Neuberger Regency prior to its name change May 1, 2012.

i)    For the period January 1, 2012 through May 15, 2012 (liquidation of fund).

j) Guggenheim Long Short Equity was formerly the Guggenheim U.S. Long Short Momentum prior to its name change effective October 30, 2013.

k) Janus Aspen Series - Institutional Global Research was formerly Janus Aspen Series - Institutional Worldwide prior to its name change effective May 1, 2013.

l) Legg Mason Equity Income was formerly Legg Mason Equity Income Builder prior to its name change effective May 1, 2013.

m) Legg Mason All Cap Value was formerly Legg Mason Fundamental All Cap Value prior to its name change effective May 1, 2013.

n) Lord Abbett Calibrated Dividend Growth was formerly Lord Abbett Capital Structure prior to its name change effective May 1, 2013.

o) Van Eck Unconstrained Emerging Markets Bond was formerly Van Eck Global Bond prior to its name change effective May 1, 2013.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

  We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account F (the "Account") as of December 31, 2013, the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2013, and the financial highlights for each of the five years in the periods ended December 31, 2013. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian, fund transfer agent, and others. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account F as of December 31, 2013, the results of its operations, changes in its net assets for each of the two years in the period ended December 31, 2013, and financial highlights for each of the five years in the periods ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO USA, LLP

New York, New York
April 30, 2014

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Securities Corporation
                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO USA, LLP

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)      Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The statutory-basis financial statements of Jefferson National Life Insurance Company at December 31, 2013 and 2012, and for the three years ended December 31, 2013.

The financial statements of Jefferson National Life Annuity Account F at December 31, 2013 and for each of the two years ended December 31, 2013.

(b)      Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F

(1)  (a)        Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.        (2)

     (b)        Resolution Changing the Name of the Separate Account                                                          (1)

(2)             Not Applicable.

(3)  (a) (i)    Form of Principal Underwriter's Agreement of the Company on behalf of the Separate Account and Inviva         (1)
                Securities Corporation.

         (ii)   Form of Amendment to Principal Underwriter's Agreement                                                        (1)

     (b)        Form of Selling Agreement                                                                                     (1)

(4)  (a)        Form of Individual Contract. (22-4061)                                                                        (1)

     (b)        Form of Group Contract.                                                                                       (2)

     (c)        Form of Group Certificate.                                                                                    (2)

     (d)        Form of Endorsement Amending MVA Provision (CVIC-4013)                                                        (1)

     (e)        Form of Earning Protection Rider. (CVIC-4026)                                                                 (1)

     (f)        Form of Guaranteed Minimum Death Benefit Rider. (CVIC-4007)                                                   (1)

     (g)        Form of Guaranteed Minimum Withdrawal Benefit Rider. (CVIC-4005)                                              (1)

     (h)        Form of Waiver of Contingent Deferred Sales Charges for Unemployment Rider. (CVIC-4023)                       (1)

     (i)        Form of Waiver of Contingent Deferred Sales Charges for Nursing Care Confinement Rider. (CVIC-4020)           (1)

     (j)        Form of Waiver of Contingent Deferred Sales Charges for Terminal Illness Rider. (CVIC-4021)                   (1)

     (k)        Form of IRA Endorsement                                                                                       (1)

     (l)        Form of Roth IRA Endorsement                                                                                  (1)

     (m)        Form of TSA Endorsement                                                                                       (1)

     (n)        Form of Removal of Subaccount Limitation Endorsement (JNL-ADV-END-4)                                         (10)

     (o)        Form of Age 100 Endorsement (Annuity Date END 8-12)                                                          (19)

     (p)        Form of 403(b) Endorsement (JNL-403(b) END 7-12)                                                             (19)

(5)             Form of Application for Individual Annuity Contract. (JNL-6000)                                               (1)


(6)  (a)        Amended and Restated Articles of Incorporation of Conseco Variable Insurance Company.                         (1)

     (b)        Amended and Restated By-Laws of the Company.                                                                  (1)

(7)             Not Applicable.

(8)  (a)        Form of Participation Agreement dated October 23, 2002 with Conseco Series Trust and Conseco Equity Sales,    (1)
                Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

         (i)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 (12)
                Series Trust, 40|86 Advisors, Inc. and Jefferson National Life Insurance Company.

     (b) (i)    Form of Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance      (1)
                Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

         (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc.,   (1)
                Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                Securities Corporation dated May 1, 2003.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc.,    (12)
                Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva
                Securities Corporation dated May 1, 2003.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc.,    (14)
                Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson
                National Securities Corporation dated May 1, 2003.

         (v)    Form of amendment dated August 10, 2010 to the form of Participation Agreement dated May 1, 2003 by and among(17)
                AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and Jefferson National Life

         (vi)   Form of amendment dated September 13, 2010 to the form of Participation Agreement dated May 1, 2003 by and   (17)
                among AIM Variable Insurance Funds,  INVESCO/AIM Distributors, and Jefferson National Life

     (c) (i)    Form of Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and   (4)
                Fred Alger and Company, Inc. dated March 31, 1995.

         (ii)   Form of Amendment dated November 5, 1999 to the Participation Agreement among the Alger American Fund, Great  (5)
                American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement among the Alger American Fund, Great  (5)
                American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the Participation Agreement among the Alger American  (1)
                Fund, Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson  (12)
                National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

         (vi)   Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson  (14)
                National Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

     (d) (i)    Form of Participation Agreement between Great American Reserve Insurance Company and American Century         (4)
                Investment Services as of 1997.

         (ii)   Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve       (5)
                Insurance Company and American Century Investment Services as of 1997.

         (iii)  Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve       (5)
                Insurance Company and American Century Investment Services as of 1997.


         (iv)   Form of Amendment dated January 13, 2000 to the Participation Agreement between Great American Reserve        (5)
                Insurance Company and American Century Investment Services as of 1997.

         (v)    Form of Amendment dated February 9, 2001 to the Participation Agreement between Great American Reserve        (5)
                Insurance Company and American Century Investment Services as of 1997.

         (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004 to the Participation Agreement between Great        (1)
                American Reserve Insurance Company and American Century Investment Services as of 1997.

         (vii)  Form of Amendment dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance (10)
                Company and American Century Investment Services as of 1997.

         (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance (12)
                Company and American Century Investment Services as of 1997.

         (ix)   Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson  National Life Insurance(13)
                Company and American Century Investment Services.

         (x)    Form of Amendment October 26, 2010 to the Participation Agreement as of 1997 between Jefferson National Life (17)
                Insurance Company and American Century Investment Services

     (e) (i)    Form of Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus    (5)
                Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index
                Fund, Inc. and Dreyfus Investment Portfolios.

         (ii)   Form of Amendment dated March 21, 2002 to the Participation Agreement dated May 1, 1995 by and among Conseco  (5)
                Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco     (1)
                Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund,
                Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable   (1)
                Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc.,
                Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

         (v)    Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson  (10)
                National Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
                Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

     (f) (i)    Form of Participation Agreement dated March 6, 1995 by and among Great American Reserve Insurance Company and (4)
                Insurance Management Series, Federated Securities Corp.

         (ii)   Form of Amendment dated 1999 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable (5)
                Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated March 6, 1995 by and among      (5)
                Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco Variable (1)
                Insurance Company, Federated Insurance Series and Federated Securities Corp.

         (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson(12)
                National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

     (g) (i)    Form of Participation Agreement by and among First American Insurance Portfolios, Inc., First American Asset  (6)
                Management and Conseco Variable Insurance Company dated 2001.

         (ii)   Form of Amendment dated April 25, 2001 to the Participation Agreement by and among First American Insurance   (5)
                Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.


         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement by and among First American Insurance      (1)
                Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

     (h) (i)    Form of Participation Agreement among Janus Aspen Series and Jefferson National Life Insurance Company dated  (1)
                May 1, 2003 and Form of Amendment dated July 2003 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement Janus Aspen Series and Jefferson National (10)
                Life Insurance Company dated May 1, 2003.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus           (12)
                Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement among Janus Aspen Series, Janus           (14)
                Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001(Service and
                Institutional)

     (i) (i)    Form of Participation Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva    (1)
                Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

         (ii)   Form of Amendment dated March 21, 2004 to the Participation Agreement among Lazard Retirement Series, Inc.,   (1)
                Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company
                dated May 1, 2003.

     (j) (i)    Form of Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American       (4)
                Reserve Insurance Company.

         (ii)   Form of Amendment dated December 1, 2001 to the Participation Agreement dated April 10, 1997 by and among     (7)
                Lord, Abbett & Co. and Great American Reserve Insurance Company.

         (iii)  Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord,    (1)
                Abbett & Co. and Great American Reserve Insurance Company.

         (iv)   Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance       (15)
                Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

     (k) (i)    Form of Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, (5)
                Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance
                Company.

         (ii)   Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among          (5)
                Neuberger Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated
                and Conseco Variable Insurance Company.

         (iii)  Form of Amendment dated January 31, 2001 to the Participation Agreement dated April 30, 1997 by and among     (5)
                Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated
                and Conseco Variable Insurance Company.


         (iv)   Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among          (8)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

         (v)    Form of Amendment dated April 4, 2004 to the Participation Agreement dated April 30, 1997 by and among        (1)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

         (vi)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among         (10)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

         (vii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among         (12)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.


         (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among         (13)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

         (ix)   Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among         (15)
                Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National
                Life Insurance Company.

     (l) (i)    Form of Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors (1)
                Distributors LLC and Jefferson National Life Insurance Company and amended dated April 13, 2004 thereto.

         (ii)   Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (10)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iii)  Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (12)
                Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance Company.

         (iv)   Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (14)
                Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                Company.

         (v)    Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO      (15)
                Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance
                Company.

         (vi)   Form of amendment dated October 1, 2010 to the Participation Agreement dated May 1, 2003 among Jefferson     (17)
                National Life Insurance Company, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors

         (vii)  Form of Amendment dated January 23, 2012 to the Participation Agreement dated May 1, 2003 among Jefferson    (18)
                National Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investments LLC.

     (m) (i)    Form of Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust, Jefferson National   (1)
                Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

         (ii)   Form of Amendment to Participation Agreement dated May 1, 2003 among Pioneer Variable Contract Trust,        (10)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                Inc.

         (iii)  Form of Amendment to Participation Agreement dated May 1, 2006 among Pioneer Variable Contract Trust,        (12)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                Inc.

         (iv)   Form of Amendment to Participation Agreement dated May 1, 2008 among Pioneer Variable Contract Trust,        (14)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                Inc.

         (v)    Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust,        (15)
                Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                Inc.

     (n)        Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC    (1)
                and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated
                April 5, 2004 thereto.

         (i)    Form of Amendment to Participation Agreement dated May 1, 2006 among Royce Capital Fund, Royce & Associates, (12)
                LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation.

         (ii)   Form of Amendment to Participation Agreement dated May 1, 2008 among Royce Capital Fund, Royce & Associates, (14)
                LLC and Jefferson National Life Insurance Company and Jefferson National Securities Corporation.


     (o) (i)    Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX   (9)
                Variable Trust and PADCO Financial Services, Inc.

         (ii)   Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and     (1)
                among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iii)  Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among (10)
                Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (iv)   Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among (12)
                Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

         (v)    Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and    (14)
                among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

         (vi)   Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among (16)
                Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc.

         (vii)  Form of amendment dated November 18, 2010 to the Form of Participation Agreement dated March 24, 2000 by and (17)
                among Jefferson National Life Insurance Company, Rydex Variable Trust, and Rydex Distributors

     (p) (i)    Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and        (1)
                Citigroup Global Markets Inc.

         (ii)   Form of Amendment dated May 1, 2005 to Form of Participation Agreement dated April 2004 between Jefferson    (10)
                National Life Insurance Company and Citigroup Global Markets Inc.

         (iii)  Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson (13)
                National Life Insurance Company and Citigroup Global Markets Inc. (Legg Mason)

     (q) (i)    Form of Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors,  (6)
                Inc. and Conseco Variable Insurance Company.

         (ii)   Form of Amendment dated January 31, 2001 to the Participation Agreement dated May 1, 2000 by and among        (5)
                Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iii)  Form of Amendment dated August 5, 2003 to the Participation Agreement dated May 1, 2000 by and among Seligman (1)
                Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (iv)   Form of Amendment dated 2004 to the Participation Agreement dated May 1, 2000 by and among Seligman           (1)
                Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

         (v)    Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman   (12)
                Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

         (vi)   Form of Amendment dated March 31, 2008 to the Participation Agreement dated May 1, 2000 by and among Seligman(14)
                Portfolios, Inc., Seligman Advisors, Inc. and Jefferson National Life Insurance Company.

     (r) (i)    Form of Participation Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company,   (5)
                Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and
                Strong Funds Distributors, Inc.

         (ii)   Form of Amendment dated December 11, 1997 to Participation Agreement dated April 30, 1997 by and among Great  (5)
                American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc.,
                Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

         (iii)  Form of Amendment dated December 14. 1999 to Participation Agreement dated April 30, 1997 by and among        (5)
                Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
                Strong Capital Management, Inc. and Strong Investments, Inc.

         (iv)   Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco    (5)
                Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                Capital Management, Inc. and Strong Investments, Inc.


         (v)    Form of Amendments dated December 2, 2003 and April 5, 2004 to Participation Agreement dated April 30, 1997   (1)
                by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity
                Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

     (s) (i)    Form of Participation Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson (8)
                National Life Insurance Company.

         (ii)   Form of Amendment dated April 6, 2004 to the Participation Agreement dated May 1, 2003 with by and among      (1)
                Third Avenue Management LLC and Jefferson National Life Insurance Company.

     (t) (i)    Form of Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van  (5)
                Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (ii)   Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among      (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iii)  Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among      (5)
                Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

         (iv)   Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck       (8)
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

         (v)    Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck      (16)
                Worldwide Insurance Trust, Van Eck Associates Corporation and Jefferson National Life Insurance Company.

     (u) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Bisys Fund Services LP,    (1)
                Choice Investment Management Variable Insurance funds dated May 1, 2003.

         (ii)   Form of Amendment dated 2004 to the Participation Agreement between Jefferson National Life Insurance         (1)
                Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

     (v) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds         (10)
                Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005

         (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance     (14)
                Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo
                Variable Trust dated April 8, 2005.

     (w) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management,(10)
                LLC and Potomac Insurance Trust dated May 1, 2005.

         (ii)   Form of Amendment dated May 1, 2006 to Participation Agreement between Jefferson National Life Insurance     (12)
                Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

         (iii)  Form of Amendment dated May 1, 2008 to Participation Agreement between Jefferson National Life Insurance     (14)
                Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

     (x) (i)    Form of Participation Agreement between Jefferson National Life Insurance Company, Alliance Capital          (12)
                Management L.P. and AllianceBernstein Investment Research and Management, Inc. dated May 1, 2006.

         (ii)   Form of Amendment dated March 8, 2008 to Form of Participation Agreement between Jefferson National Life     (14)
                Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated May 1, 2006.

     (y) (i)    Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance (13)
                Company dated May 1, 2007

         (ii)   Form of Amended Participation Agreement between Northern Lights Variable Trust and Jefferson National Life   (14)
                Insurance Company dated March 18, 2008.



     (z) (i)    Form of Participation Agreement among Jefferson National Life Insurance Company, Federated Insurance Series  (16)
                and Federated Securities Corp. dated March, 2010.

     (aa)(i)    Form of Participation Agreement dated August 24, 2011 by and among Jefferson National Life Insurance Company,(18)
                Rydex Variable Trust, SBL Fund, and Rydex Distributors, LLC.

(9)             Opinion and Consent of Counsel.                                                                              (20)

(10)            Consent of Independent Registered Public Accounting Firm.                                                    (20)

(11)            Financial Statements omitted from Item 23 above.                                                              N/A

(12)            Initial Capitalization Agreement.                                                                             N/A

(13) (a) (i)    Powers of Attorney.                                                                                           (1)

         (ii)   Powers of Attorney - Laurence Greenberg                                                                      (11)

         (iii)  Powers of Attorney - Robert Jefferson                                                                        (12)

         (iv)   Powers of Attorney - for Joseph F. Vap                                                                       (15)

         (v)    Powers of Attorney - for Mitchell H. Caplan                                                                  (16)

         (vi)   Powers of Attorney for -  Robert C. Covington                                                                (18)

         (vii)  Powers of Attorney for - Andrew T. Mulderry                                                                  (18)

         (viii) Powers of Attorney for - Steven F. Piaker                                                                    (18)

         (ix)   Powers of Attorney for - Eric S. Schwartz                                                                    (18)

         (x)    Powers of Attorney for - David Lau                                                                           (19)


(1) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 14 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000482).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on November 14, 1997 (Accession Number 0000928389-97-000259).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated by reference to Post-Effective Amendment Nos. 14 and 15 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002844).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 15 and 16 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003347).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 17 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003581).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 18 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002104).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 19 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001564).

(16) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 20 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 16, 2010 (Accession Number 0000891092-10-001651)

(17) Incorporated herein by reference to Post-Effective Amendment Nos. 20 and 21 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 29, 2011 (Accession Number 0000891092-11-992740)

(18) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 22 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2012 (Accession Number 0000891092-12-002380)

(19) Incorporated herein by reference to Post-Effective Amendment Nos. 22 and 23 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on April 30, 2013 (Accession Number 000891092-13-003474)

(20) Filed Herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 10350 Ormsby Park Place, Louisville, KY 40223, unless otherwise noted.

NAME                                 POSITIONS AND OFFICES WITH DEPOSITOR
Mitchell H. Caplan             Director, Chief Executive Officer
Laurence P. Greenberg          Director, President
Craig A. Hawley                Director, General Counsel and Secretary
David Lau                      Director, Chief Operating Officer
Joseph Vap                     Director, Chief Financial Officer and Treasurer
Robert C. Covington (1)        Director
Andrew T. Mulderry (2)         Director
Steven F. Piaker (3)           Director
Eric S. Schwartz (4)           Director


(1)  The business address of this director is 2 Lenon Place, Little Rock, AR
     72207

(2)  The business address of this director is 240 Forest Avenue, Rye NY 10580

(3)  The business address of this director is 64 Arlen Way, West Hartford, CT
     06117

(4) The business address of this director is 120 East End Avenue Apt 17B, New York NY 10028.



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.


Revised 12/31/13                                        Organizational Chart



 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
    Mitch Caplan          Employees &         New Investors          Employees              New Investors          Employees
    & Affiliates         New Investors       100% of Series B     100% of Series C         100% of Series A     100% of Series B
 90.7% of Series A      9.3% of Series A       non-voting            non-voting            voting units (6)        non-voting
  voting units (2)      voting units (3)        units (4)           profit units                                  profit units
 ------------------    ----------------     ----------------     ----------------         ----------------     ----------------
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        |                      |                   |                    |                         |                    |
        -----------------------------------------------------------------                         ----------------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
                                ---------------                                                      -----------------
                                 JNF Investors                                                        JNF Co-Investor
                                  LLC ("JNFI")                     Managing Member                     LLC ("JNFCI")
                                  100% of JNFC   ------------------------------------------------>      100% of JNFC
                                 Class A voting                                                         Class B non-
                                   shares (1)                                                        voting shares (5)
                                ---------------                                                      -----------------
                                       |                                                                     |
                                       |                                                                     |
                                       |                                                                     |
 ---------------------------------------------------------------------------------------------------------------------------------
                                           Jefferson National Financial Corp. ("JNFC")
 ---------------------------------------------------------------------------------------------------------------------------------
                                |                    |                   |
                                |                    |                   |
                                |                    |                   |
                        ------------------   ------------------   ------------------
                        Jefferson National   Jefferson National   JNF Advisors, Inc.
                          Life Insurance         Securities          (Registered
                             Company            Corporation       Investment Adviser
                         (Insurance Co.)      (Broker/Dealer)       for JNF Funds)
                        ------------------   ------------------   ------------------
                                |
                                |
                                |
                        ------------------
                        435 Management LLC
                           (REO Mgmt)
                        ------------------


(1) Class A voting common shares. These shares represent 100% of the voting interests of JNFC except they vote pro rata with the Class B common shares with respect to the Limited Veto Rights. LLC managed by board of directors with identical composition as JNFC and JNL.

(2) Series A voting units controlled by JNFC's CEO, Mitch Caplan and his affiliated entities including Highroad Partners LLC. Mr. Caplan also received non-voting profit interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total.

(3) Series A voting units controlled by JNFC employees and SG-Jefferson LLC. Ownership of Mr. Caplan excluded from this group. In addition, certain employees received non-voting profits interests from each of JNF Investors LLC and JNF Co-Investor LLC that are not included in this total. SG-Jefferson owns 5.6% of the Series A voting units.

(4) Series B non-voting units held by Financial Partners Fund I, L.P., SG-Jefferson LLC, 122011 Investment Holding LLC, 76 West Holdings LLC and other small investors. Conversion of these shares into Series A voting units is subject to prior regulatory approval. The four (4) named investors are contractually entitled to each designate one director appointed to each of the nine (9) member boards of directors of JNFC and JNL and also vote as a class on certain non-ordinary course actions by JNFC.

(5) Class B non-voting common shares. LLC is member managed by JNF Investors LLC. JNF Investors LLC has the authority to make decisions on behalf of JNF Co-Investor LLC except with respect to the Limited Veto Rights, with respect to which the vote is passed through to the holders of the Series A voting units issued by JNF Co-Investor LLC.

(6) Series A voting units held by 122011 Investment Holding LLC and certain employees of its affiliates with voting rights only with respect to veto rights more limited than those provided to the Series B non-voting units of JNFI.


ITEM 27. NUMBER OF CONTRACT OWNERS

As of February 21, 2014 the number of Advantage contracts funded by Jefferson National Life Annuity Account F was 5250 of which 3348 were qualified contracts and 1902 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 10350 Ormsby Park Place is, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Jon Hurd*                               Financial & Operations Principal

* The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972


(c)  JNSC retains no compensation or commissions from the registrant.

                                                              COMPENSATION
                                                                   ON
                                  NET UNDERWRITING             REDEMPTION
     NAME OF PRINCIPAL              DISCOUNTS AND                  OR                      BROKERAGE
        UNDERWRITER                  COMMISSIONS              ANNUITIZATION               COMMISSIONS             COMPENSATION
Jefferson National             None                      None                      None                   None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 10350 Ormsby Park Place, Louisville, KY 40223.



ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 23 and 24 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 30th day of April, 2014.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Mitchell H. Caplan*
Name:    Mitchell H. Caplan
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                           TITLE                                                     DATE

/s/Mitchell H. Caplan*                     Director, Chief Executive Officer                                      04/30/2014
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*                 Director, President                                                    04/30/2014
Name: Laurence Greenberg

/s/ David Lau                              Director, Chief Operating Officer                                      04/30/2014
Name: David Lau

/s/ Joseph F. Vap*                         Chief Financial Officer and Treasurer                                  04/30/2014
Name: Joseph F. Vap

/s/ Andrew Mulderry*                       Director                                                               04/30/2014
Name: Andrew Mulderry

/s/ Robert C. Covington*                   Director                                                               04/30/2014
Name: Robert C. Covington

/s/ Eric Schwartz*                         Director                                                               04/30/2014
Name: Eric Schwartz

s/s Steven F. Piaker*                      Director                                                               04/30/2014
Name: Steven F. Piaker

/s/ Craig A. Hawley*                       Director, General Counsel & Secretary                                  04/30/2014
Name:  Craig A. Hawley
Attorney in Fact

                                 EXHIBIT INDEX

(9)          Opinion and Consent of Counsel.

(10)         Consent of Independent Registered Public Accounting Firm.